SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 10.3%
Alphabet Inc, Cl A	141,619	$50,610
Alphabet Inc, Cl C	75,408	26,644
AT&T Inc	550,891	11,404
Comcast Corp, Cl A	226,376	5,558
Fox Corp, Cl A	69,396	3,620
Fox Corp, Cl B	5,133	240
Match Group Inc	104,543	3,978
Meta Platforms Inc, Cl A	44,317	24,963
Millicom International Cellular SA	3,784	344
Netflix Inc *	189,296	13,516
New York Times Co/The, Cl A	14,861	1,040
Nexstar Media Group Inc, Cl A	6,092	1,088
Roku Inc, Cl A *	18,656	2,577
Space Exploration Technologies Corp, Cl A *	15,198	2,597
Verizon Communications Inc	90,775	3,843
Versant Media Group Inc	56,572	2,037
Walt Disney Co/The	35,235	3,391
		157,450
Consumer Discretionary — 11.0%
Abercrombie & Fitch Co, Cl A *	33,540	3,019
ADT Inc	126,920	825
Airbnb Inc, Cl A *	26,831	3,840
Amazon.com Inc, Cl A *	199,137	47,462
Autoliv Inc	3,084	358
AutoNation Inc *	14,287	2,654
AutoZone Inc *	548	1,751
Bloomin' Brands Inc	37,637	344
Booking Holdings Inc	34,992	6,237
BorgWarner Inc	28,982	1,924
Deckers Outdoor Corp *	31,737	3,151
Domino's Pizza Inc	8,698	2,575
eBay Inc	135,297	15,120
Expedia Group Inc	20,654	5,285
Ford Motor Co	65,375	909
Gap Inc/The	48,653	909
Garrett Motion Inc	15,646	567
General Motors Co	137,973	10,635
Grand Canyon Education Inc *	2,088	299
Hasbro Inc	2,993	247
KB Home	7,667	480
Magna International Inc, Cl A	47,396	3,112
Mattel Inc *	46,209	641
McDonald's Corp	11,991	3,241
MercadoLibre Inc *	771	1,309
O'Reilly Automotive Inc *	18,909	1,741
Penske Automotive Group Inc, Cl A	15,532	2,780
Phinia Inc	5,694	469
PulteGroup Inc	34,219	4,695
PVH Corp	16,256	1,207
Ralph Lauren Corp, Cl A	16,820	6,752
Ross Stores Inc	22,816	4,856
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sea Ltd ADR *	20,747	$1,988
SharkNinja Inc *	2,430	370
Tapestry Inc	23,213	3,398
Tesla Inc *	10,124	4,258
TJX Cos Inc/The	47,535	7,202
Ulta Beauty Inc *	11,420	5,150
Williams-Sonoma Inc	5,304	1,236
Yum! Brands Inc	28,453	4,549
		167,545
Consumer Staples — 5.2%
Albertsons Cos Inc, Cl A	81,694	1,105
Altria Group Inc	144,799	10,418
Archer-Daniels-Midland Co	46,358	3,542
Campbell's Company/The	32,377	721
Colgate-Palmolive Co	27,538	2,525
Conagra Brands Inc	164,245	2,211
Diageo PLC ADR	37,129	2,984
Dollar General Corp	42,952	4,944
Estee Lauder Cos Inc/The, Cl A	33,117	2,615
General Mills Inc	24,977	869
Hershey Co/The	7,649	1,342
Ingredion Inc	25,929	2,456
Kimberly-Clark Corp	59,313	6,511
Kraft Heinz Co/The	42,746	1,010
Kroger Co/The	170,760	9,482
Molson Coors Beverage Co, Cl B	50,847	1,981
Monster Beverage Corp *	79,533	7,645
Philip Morris International Inc	14,334	2,593
Procter & Gamble Co/The	33,525	4,916
Unilever PLC ADR	99,448	5,979
Walmart Inc	29,547	3,346
		79,195
Energy — 2.5%
APA Corp	40,311	1,313
BP PLC ADR	103,740	3,833
Canadian Natural Resources Ltd	94,356	3,727
ConocoPhillips	60,375	6,276
Devon Energy Corp	66,597	2,752
Exxon Mobil Corp	35,680	4,878
Halliburton Co	118,431	4,021
HF Sinclair Corp	28,639	1,995
Marathon Petroleum Corp	12,904	3,299
Scorpio Tankers Inc	8,966	621
SLB Ltd, Cl A	53,558	2,490
Valero Energy Corp	13,604	3,543
		38,748
Financials — 11.9%
Allstate Corp/The	20,708	4,927
American International Group Inc	32,399	2,415
Ameriprise Financial Inc	5,486	2,517
Annaly Capital Management Inc ‡	193,418	4,325
Bank of America Corp	161,925	9,227

SEI Institutional Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of New York Mellon Corp/The	92,421	$13,365
Capital One Financial Corp	10,697	2,146
Citigroup Inc	156,850	21,953
Citizens Financial Group Inc	12,626	885
Corebridge Financial Inc	9,480	271
East West Bancorp Inc	23,532	3,038
Everest Group Ltd	2,104	752
Federated Hermes Inc, Cl B	12,040	665
Figure Technology Solutions Inc, Cl A *	22,521	692
First Horizon Corp	78,064	2,002
Global Payments Inc	103,204	7,488
Goldman Sachs Group Inc/The	6,966	7,045
Hartford Insurance Group Inc/The	38,719	5,131
Jack Henry & Associates Inc	12,277	1,691
M&T Bank Corp	10,076	2,398
Mastercard Inc, Cl A	9,314	4,784
MetLife Inc	5,123	433
MGIC Investment Corp	48,221	1,360
Moody's Corp	33,622	15,228
Northern Trust Corp	8,234	1,431
Old Republic International Corp	7,780	318
PayPal Holdings Inc	31,572	1,363
Radian Group Inc	28,760	1,083
Regions Financial Corp	108,576	3,279
Robinhood Markets Inc, Cl A *	6,371	639
Rocket Cos Inc, Cl A *	50,092	789
S&P Global Inc	3,565	1,452
State Street Corp	46,624	7,907
Synchrony Financial	59,147	4,498
Truist Financial Corp	6,872	342
Unum Group	27,100	2,423
Visa Inc, Cl A	75,618	25,944
Voya Financial Inc	6,800	616
Wells Fargo & Co	92,460	7,641
Western Union Co/The	57,967	446
Willis Towers Watson PLC	20,775	5,430
Zions Bancorp NA	17,984	1,244
		181,583
Health Care — 11.6%
Abbott Laboratories	3,474	315
Arrowhead Pharmaceuticals Inc *	12,575	1,025
Biogen Inc *	1,630	352
BioMarin Pharmaceutical Inc *	53,222	3,045
Boston Scientific Corp *	19,925	850
Bristol-Myers Squibb Co	72,977	4,205
Cardinal Health Inc	19,748	4,691
Cigna Group/The	4,286	1,182
CVS Health Corp	119,145	12,326
Danaher Corp, Cl A	29,123	5,547
DaVita Inc *	4,774	1,062
Dexcom Inc *	47,944	3,229
Dianthus Therapeutics Inc *	5,638	550
Edwards Lifesciences Corp, Cl A *	39,691	3,590
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Elanco Animal Health Inc *	12,870	$317
Eli Lilly & Co	1,402	1,682
Exelixis Inc *	117,109	6,372
Genmab A/S ADR *	82,643	2,270
Gilead Sciences Inc	66,865	8,448
GSK PLC ADR	90,868	4,763
HCA Healthcare Inc	9,681	3,775
ICON PLC *	31,850	5,533
IDEXX Laboratories Inc *	1,711	901
Incyte Corp *	29,565	3,352
Insulet Corp *	8,518	1,297
Jazz Pharmaceuticals PLC *	11,299	2,723
Johnson & Johnson	111,335	28,276
Medtronic PLC	44,558	3,486
Merck & Co Inc	87,396	11,230
Mettler-Toledo International Inc *	12,259	15,661
Natera Inc *	9,471	2,571
Neurocrine Biosciences Inc *	4,803	809
Novo Nordisk A/S ADR	20,180	967
Pfizer Inc	168,730	4,063
Regeneron Pharmaceuticals Inc	1,182	737
ResMed Inc	16,031	3,124
Royalty Pharma PLC, Cl A	69,874	3,918
Stryker Corp	16,933	5,331
Tenet Healthcare Corp *	6,139	1,148
UnitedHealth Group Inc	2,764	1,149
Universal Health Services Inc, Cl B	7,821	1,163
Veeva Systems Inc, Cl A *	15,266	2,709
Viatris Inc, Cl W	217,005	3,446
Zoetis Inc, Cl A	57,031	4,098
		177,288
Industrials — 10.6%
A O Smith Corp	16,103	1,010
AerCap Holdings NV	28,400	4,140
AGCO Corp	24,214	2,898
Allison Transmission Holdings Inc	23,586	2,659
AMETEK Inc	10,026	2,426
Armstrong World Industries Inc	1,839	295
Caterpillar Inc, Cl A	9,388	9,997
CNH Industrial NV	164,833	1,851
Cummins Inc	9,548	6,810
Curtiss-Wright Corp	405	307
Delta Air Lines Inc, Cl A	67,840	6,354
Donaldson Co Inc, Cl A	15,456	1,388
Dover Corp	3,838	861
Fastenal Co, Cl A	40,099	1,926
FedEx Corp	16,909	5,295
Fedex Freight Holding Co Inc *	8,454	1,277
GE Vernova Inc	3,760	4,417
General Electric Co	31,745	11,864
Genpact Ltd	38,841	1,068
Graco Inc	40,221	3,041
HEICO Corp	18,033	6,423

2	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc, Cl A	6,155	$1,723
Illinois Tool Works Inc	7,258	1,963
ITT Inc	7,082	1,401
Johnson Controls International PLC	6,770	989
Lincoln Electric Holdings Inc	11,585	3,076
Lockheed Martin Corp	2,982	1,519
ManpowerGroup Inc	10,692	361
Masco Corp	37,443	3,047
Matson Inc	1,663	320
Mueller Industries Inc	15,429	1,897
Nordson Corp	15,670	4,727
nVent Electric PLC	3,900	661
Oshkosh Corp	9,863	1,514
Otis Worldwide Corp	35,201	2,520
Owens Corning	24,808	3,943
Parker-Hannifin Corp, Cl A	5,786	5,659
QXO Inc *	284,788	4,921
Regal Rexnord Corp	7,403	1,763
Rockwell Automation Inc	10,275	5,087
Ryder System Inc	13,480	3,556
Science Applications International Corp	11,838	1,307
Snap-on Inc	21,916	8,819
Textron Inc	25,841	2,370
Trane Technologies PLC	8,041	3,949
TransDigm Group Inc	5,143	6,851
United Airlines Holdings Inc *	19,023	2,587
Veralto Corp	35,944	3,188
Verisk Analytics Inc, Cl A	2,801	503
Woodward Inc	4,291	1,826
WW Grainger Inc	2,710	3,687
		162,041
Information Technology — 31.1%
Accenture PLC, Cl A	7,072	880
Adobe Inc *	44,621	9,148
Advanced Micro Devices Inc *	934	543
Amdocs Ltd	17,472	883
Amphenol Corp, Cl A	55,122	9,719
Analog Devices Inc	11,281	4,480
Apple Inc	214,510	62,071
Applied Materials Inc	15,607	11,284
AppLovin Corp, Cl A *	9,258	4,770
Arista Networks Inc *	11,914	2,024
Arrow Electronics Inc, Cl A *	17,557	3,747
Astera Labs Inc *	8,129	3,926
Autodesk Inc, Cl A *	27,120	5,273
BILL Holdings Inc *	9,430	341
Broadcom Inc	46,265	17,477
Cadence Design Systems Inc *	3,214	1,206
Ciena Corp *	2,448	1,201
Cirrus Logic Inc *	35,966	5,342
Cisco Systems Inc	203,170	23,864
Cognizant Technology Solutions Corp, Cl A	4,489	174
Corning Inc, Cl B	8,489	2,168
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dell Technologies Inc, Cl C	18,416	$7,946
Dolby Laboratories Inc, Cl A	46,360	2,438
Dropbox Inc, Cl A *	129,051	3,545
Elastic NV *	10,934	623
F5 Inc, Cl A *	19,631	8,166
Flex Ltd *	19,891	3,224
Fortinet Inc *	27,563	4,234
Gen Digital Inc	125,730	3,129
GoDaddy Inc, Cl A *	10,490	890
Guidewire Software Inc *	2,556	315
Hewlett Packard Enterprise Co	68,910	3,109
HP Inc	99,777	2,189
Intuit Inc	10,323	2,694
IREN Ltd *	11,286	516
Jabil Inc	13,363	5,151
KLA Corp	3,090	932
Lam Research Corp	43,621	18,902
Lumentum Holdings Inc *	348	299
Manhattan Associates Inc *	24,529	3,416
Micron Technology Inc	4,691	5,415
Microsoft Corp	158,368	59,074
MongoDB Inc, Cl A *	3,245	1,090
Motorola Solutions Inc	7,122	2,958
Nebius Group NV, Cl A *	22,111	6,106
NetApp Inc	40,800	6,314
NVIDIA Corp	386,008	77,236
Okta Inc, Cl A *	2,296	313
Oracle Corp, Cl B	16,875	2,473
Palantir Technologies Inc, Cl A *	14,827	1,730
QUALCOMM Inc	59,141	10,929
RingCentral Inc, Cl A	10,949	427
Roper Technologies Inc	8,069	2,730
Salesforce Inc	49,580	7,767
Samsara Inc, Cl A *	9,391	305
Sandisk Corp *	470	1,069
Shopify Inc, Cl A *	4,241	484
Skyworks Solutions Inc	31,946	2,166
Snowflake Inc, Cl A *	5,537	1,409
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,314	10,179
TD SYNNEX Corp	26,111	6,981
Teledyne Technologies Inc *	2,829	1,887
Twilio Inc, Cl A *	19,985	4,123
Ubiquiti Inc	514	274
Universal Display Corp	7,944	688
VeriSign Inc	14,719	3,703
Vontier Corp	129,905	3,767
Western Digital Corp	16,531	10,559
		474,395
Materials — 1.7%
Amrize Ltd	36,612	1,951
Celanese Corp, Cl A	45,550	2,095
Crown Holdings Inc	17,298	1,934

SEI Institutional Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DuPont de Nemours Inc	2,570	$349
Eastman Chemical Co	19,924	1,335
Ecolab Inc	1,040	290
Graphic Packaging Holding Co	24,204	256
Linde PLC	7,977	4,140
Newmont Corp	75,563	7,058
O-I Glass Inc, Cl I *	101,366	976
Smurfit WestRock PLC	58,311	2,697
Steel Dynamics Inc	5,310	1,218
Sylvamo Corp	21,674	819
		25,118
Real Estate — 1.1%
Healthpeak Properties Inc ‡	302,256	6,468
Host Hotels & Resorts Inc ‡	176,555	4,186
Howard Hughes Holdings Inc *	31,513	2,253
Omega Healthcare Investors Inc ‡	59,365	2,831
Welltower Inc ‡	4,745	1,077
		16,815
Utilities — 2.1%
Edison International	50,373	3,750
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Entergy Corp	29,590	$3,399
Eversource Energy	42,918	3,102
National Fuel Gas Co	31,471	2,430
NRG Energy Inc	17,372	2,537
Sempra	57,703	5,350
Talen Energy Corp *	9,836	3,779
UGI Corp	51,946	1,794
Xcel Energy Inc	77,696	6,239
		32,380
Total Common Stock
(Cost $822,558) ($ Thousands)		1,512,558

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	12,921,785	12,922
Total Cash Equivalent
(Cost $12,922) ($ Thousands)		12,922
Total Investments in Securities — 99.9%
(Cost $835,480) ($ Thousands)		$1,525,480

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	22	Sep-2026	$8,314	$8,304	$(10)

Percentages are based on Net Assets of $1,526,426 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,989	$214,887	$(211,954)	$—	$—	$12,922	$415	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

4	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 8.5%
Alphabet Inc, Cl A	45,184	$16,147
Alphabet Inc, Cl C	988	349
AT&T Inc	1,387,197	28,715
BCE Inc	208,845	4,492
Comcast Corp, Cl A	919,337	22,570
Fox Corp, Cl A	111,148	5,798
Fox Corp, Cl B	34,877	1,634
Match Group Inc	51,352	1,954
Meta Platforms Inc, Cl A	13,279	7,480
Millicom International Cellular SA	19,745	1,792
Nexstar Media Group Inc, Cl A	6,268	1,119
Omnicom Group Inc	121,487	8,848
Pinterest Inc, Cl A *	130,028	2,735
Verizon Communications Inc	112,524	4,764
Versant Media Group Inc	73,475	2,646
Walt Disney Co/The	66,589	6,409
		117,452
Consumer Discretionary — 9.0%
Abercrombie & Fitch Co, Cl A *	44,075	3,967
ADT Inc	531,903	3,457
Amazon.com Inc, Cl A *	47,170	11,243
Aptiv PLC *	45,037	2,764
Autoliv Inc	12,504	1,453
AutoNation Inc *	10,940	2,033
Best Buy Co Inc	49,330	3,743
BorgWarner Inc	90,533	6,011
Crocs Inc *	14,209	1,714
eBay Inc	90,510	10,115
Expedia Group Inc	37,908	9,700
Ford Motor Co	142,309	1,978
Gap Inc/The	102,215	1,909
Garrett Motion Inc	41,980	1,521
General Motors Co	320,686	24,718
Genuine Parts Co	53,383	6,298
Lear Corp	12,130	1,626
LKQ Corp	64,543	1,699
Lowe's Cos Inc	24,389	5,378
Macy's Inc	71,256	1,678
Magna International Inc, Cl A	63,243	4,153
Mattel Inc *	161,671	2,244
Penske Automotive Group Inc, Cl A	13,566	2,428
PulteGroup Inc	38,527	5,286
PVH Corp	30,076	2,233
Restaurant Brands International Inc	46,183	3,349
Toll Brothers Inc	6,093	1,004
		123,702
Consumer Staples — 8.2%
Albertsons Cos Inc, Cl A	176,398	2,387
Altria Group Inc	133,133	9,579
Archer-Daniels-Midland Co	155,947	11,914
Conagra Brands Inc	201,666	2,714
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diageo PLC ADR	74,254	$5,969
Dollar General Corp	55,969	6,443
Estee Lauder Cos Inc/The, Cl A	36,010	2,843
Ingredion Inc	41,015	3,885
Kimberly-Clark Corp	48,882	5,366
Kraft Heinz Co/The	56,221	1,328
Kroger Co/The	342,885	19,040
Maplebear Inc *	12,489	591
Molson Coors Beverage Co, Cl B	100,001	3,896
Philip Morris International Inc	58,007	10,494
Target Corp, Cl A	127,306	16,627
Tyson Foods Inc, Cl A	82,500	4,723
Unilever PLC ADR	91,399	5,495
		113,294
Energy — 5.2%
APA Corp	114,359	3,725
BP PLC ADR	19,638	725
Canadian Natural Resources Ltd	90,223	3,564
Chevron Corp	15,310	2,538
ConocoPhillips	97,635	10,150
Devon Energy Corp	160,525	6,633
Expand Energy Corp	50,912	4,643
Exxon Mobil Corp	83,089	11,360
Halliburton Co	35,291	1,198
HF Sinclair Corp	52,856	3,681
Marathon Petroleum Corp	1,874	479
SLB Ltd, Cl A	40,567	1,886
Valero Energy Corp	80,145	20,873
		71,455
Financials — 19.6%
Allstate Corp/The	28,112	6,689
Ally Financial Inc	87,702	4,030
American Express Co	10,183	3,444
American International Group Inc	33,683	2,510
Annaly Capital Management Inc ‡	75,585	1,690
Bank of America Corp	351,829	20,047
Bank of New York Mellon Corp/The	105,649	15,278
Bank OZK	36,589	1,906
Berkshire Hathaway Inc, Cl B *	6,518	3,262
Capital One Financial Corp	16,880	3,386
Chubb Ltd	21,044	7,170
Citigroup Inc	305,301	42,730
Citizens Financial Group Inc	39,211	2,747
Corebridge Financial Inc	70,987	2,032
East West Bancorp Inc	16,609	2,144
Equitable Holdings Inc	27,228	1,195
Everest Group Ltd	11,618	4,150
First Citizens BancShares Inc/NC, Cl A	2,290	4,765
Global Payments Inc	172,279	12,501
Hartford Insurance Group Inc/The	11,594	1,536
JPMorgan Chase & Co	31,417	10,284
M&T Bank Corp	20,582	4,899

SEI Institutional Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MetLife Inc	105,174	$8,899
Morgan Stanley	62,413	13,047
Northern Trust Corp	20,008	3,478
PayPal Holdings Inc	210,182	9,076
Popular Inc	11,188	1,837
Prudential Financial Inc	72,982	7,877
Radian Group Inc	61,280	2,308
Raymond James Financial Inc	41,188	6,262
Regions Financial Corp	74,036	2,236
Reinsurance Group of America Inc, Cl A	17,272	3,673
RenaissanceRe Holdings Ltd	9,925	3,145
State Street Corp	27,633	4,687
Synchrony Financial	116,863	8,887
T Rowe Price Group Inc	44,204	5,026
Travelers Cos Inc/The	14,989	4,948
Truist Financial Corp	146,559	7,302
Unum Group	31,288	2,797
US Bancorp	22,436	1,355
Voya Financial Inc	43,795	3,965
Wells Fargo & Co	77,778	6,428
Willis Towers Watson PLC	12,293	3,213
Zions Bancorp NA	37,653	2,605
		271,446
Health Care — 13.3%
Abbott Laboratories	4,151	377
Baxter International Inc	74,414	1,587
Becton Dickinson & Co	4,867	737
BioMarin Pharmaceutical Inc *	69,591	3,982
Boston Scientific Corp *	72,448	3,092
Bristol-Myers Squibb Co	62,194	3,584
Cardinal Health Inc	47,739	11,341
Centene Corp *	109,215	7,011
Cigna Group/The	18,016	4,967
CVS Health Corp	192,734	19,938
Envista Holdings Corp *	36,938	973
Exelixis Inc *	33,898	1,844
Gilead Sciences Inc	101,145	12,779
GSK PLC ADR	55,586	2,914
ICON PLC *	36,558	6,350
Incyte Corp *	64,350	7,295
Jazz Pharmaceuticals PLC *	22,079	5,320
Johnson & Johnson	44,819	11,383
McKesson Corp	9,049	6,837
Medtronic PLC	130,054	10,174
Merck & Co Inc	93,801	12,053
Novartis AG ADR	43,913	6,882
Pfizer Inc	766,802	18,465
Regeneron Pharmaceuticals Inc	2,934	1,829
Royalty Pharma PLC, Cl A	63,949	3,586
United Therapeutics Corp *	4,932	2,672
UnitedHealth Group Inc	12,146	5,048
Universal Health Services Inc, Cl B	6,002	892
Viatris Inc, Cl W	505,271	8,024
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoetis Inc, Cl A	28,879	$2,075
		184,011
Industrials — 11.3%
Acuity Inc	4,187	1,577
AECOM	24,943	1,741
AerCap Holdings NV	40,863	5,957
AGCO Corp	25,267	3,024
Alaska Air Group Inc *	35,487	1,852
Allison Transmission Holdings Inc	40,645	4,582
CNH Industrial NV	304,475	3,419
Cummins Inc	5,350	3,816
Delta Air Lines Inc, Cl A	179,273	16,791
Expeditors International of Washington Inc	26,504	4,320
FedEx Corp	11,956	3,744
Fedex Freight Holding Co Inc *	7,228	1,091
General Dynamics Corp	30,530	10,815
Genpact Ltd	91,079	2,505
Huntington Ingalls Industries Inc, Cl A	14,097	3,946
Johnson Controls International PLC	67,701	9,892
Leidos Holdings Inc	24,685	2,542
Lockheed Martin Corp	3,377	1,720
Lyft Inc, Cl A *	121,403	1,774
ManpowerGroup Inc	44,402	1,499
Mueller Industries Inc	14,002	1,721
Oshkosh Corp	22,418	3,441
Owens Corning	17,934	2,851
PACCAR Inc	73,918	8,879
Regal Rexnord Corp	14,039	3,344
RTX Corp	69,569	13,199
Ryder System Inc	18,683	4,928
Science Applications International Corp	12,636	1,395
Siemens AG ADR	45,623	7,341
Snap-on Inc	18,096	7,282
Textron Inc	72,569	6,657
Toro Co/The	14,466	1,409
United Airlines Holdings Inc *	19,196	2,611
United Parcel Service Inc, Cl B	48,494	5,213
		156,878
Information Technology — 13.7%
Accenture PLC, Cl A	12,791	1,592
Adobe Inc *	67,811	13,903
Amdocs Ltd	64,504	3,260
Amkor Technology Inc	9,350	806
Applied Materials Inc	5,050	3,651
Arrow Electronics Inc, Cl A *	28,314	6,043
Broadcom Inc	23,921	9,036
Cirrus Logic Inc *	31,188	4,632
Cisco Systems Inc	184,384	21,658
Cognizant Technology Solutions Corp, Cl A	149,382	5,786
Dell Technologies Inc, Cl C	11,870	5,121
Dolby Laboratories Inc, Cl A	29,838	1,569
Dropbox Inc, Cl A *	79,594	2,186

6	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DXC Technology Co *	124,174	$1,099
F5 Inc, Cl A *	9,891	4,114
First Solar Inc *	22,879	5,399
Gen Digital Inc	69,829	1,738
GoDaddy Inc, Cl A *	34,571	2,934
Hewlett Packard Enterprise Co	322,837	14,563
HP Inc	258,302	5,667
Jabil Inc	29,539	11,387
Microsoft Corp	37,417	13,957
QUALCOMM Inc	132,812	24,542
Roper Technologies Inc	7,963	2,695
Salesforce Inc	54,987	8,614
Skyworks Solutions Inc	38,844	2,634
TD SYNNEX Corp	26,208	7,006
Teradata Corp *	22,208	770
Vontier Corp	94,752	2,748
		189,110
Materials — 3.2%
Amrize Ltd	47,678	2,541
Celanese Corp, Cl A	59,033	2,716
CF Industries Holdings Inc	55,072	5,962
Crown Holdings Inc	50,372	5,633
Dow Inc	124,945	3,418
Eastman Chemical Co	40,818	2,734
LyondellBasell Industries NV, Cl A	31,811	1,675
Newmont Corp	93,573	8,740
Nucor Corp	2,973	662
O-I Glass Inc, Cl I *	146,603	1,412
Smurfit WestRock PLC	88,638	4,100
Steel Dynamics Inc	14,294	3,280
Sylvamo Corp	30,589	1,156
		44,029
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.8%
Crown Castle Inc ‡	46,619	$3,531
Healthpeak Properties Inc ‡	559,854	11,981
Host Hotels & Resorts Inc ‡	328,014	7,777
Howard Hughes Holdings Inc *	46,570	3,329
Jones Lang LaSalle Inc *	13,006	4,031
Omega Healthcare Investors Inc ‡	23,951	1,142
Rayonier Inc ‡	50,220	1,069
VICI Properties Inc, Cl A ‡	240,974	6,398
		39,258
Utilities — 4.2%
Duke Energy Corp	70,835	8,966
Edison International	64,579	4,808
Eversource Energy	96,481	6,973
Exelon Corp	69,298	3,231
National Fuel Gas Co	47,576	3,673
NextEra Energy Inc	109,985	9,653
NRG Energy Inc	17,761	2,594
Sempra	67,705	6,277
UGI Corp	159,011	5,492
Xcel Energy Inc	85,326	6,852
		58,519
Total Common Stock
(Cost $920,039) ($ Thousands)		1,369,154

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	11,755,988	11,756
Total Cash Equivalent
(Cost $11,756) ($ Thousands)		11,756
Total Investments in Securities — 99.9%
(Cost $931,795) ($ Thousands)		$1,380,910

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	11	Sep-2026	$4,153	$4,151	$(2)
S&P Mid Cap 400 Index E-Mini	10	Sep-2026	3,833	3,885	52
			$7,986	$8,036	$50

Percentages are based on Net Assets of $1,382,888 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

SEI Institutional Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,399	$180,780	$(183,423)	$—	$—	$11,756	$314	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

8	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.4%

Communication Services — 11.1%
Alphabet Inc, Cl A	243,972	$87,188
Alphabet Inc, Cl C	58,824	20,784
Charter Communications Inc, Cl A *	3,898	554
DoubleVerify Holdings Inc *	79,942	867
Fox Corp, Cl A	19,057	994
Fox Corp, Cl B	11,018	516
Globalstar Inc *	5,300	431
Liberty Capital Corp, Cl C *	10,977	237
Lumen Technologies Inc *	34,314	263
Match Group Inc	66,874	2,544
Meta Platforms Inc, Cl A	68,387	38,522
Netflix Inc *	99,271	7,088
New York Times Co/The, Cl A	25,908	1,813
Pinterest Inc, Cl A *	61,705	1,298
ROBLOX Corp, Cl A *	4,739	258
Roku Inc, Cl A *	23,858	3,296
Space Exploration Technologies Corp, Cl A *	34,676	5,925
Trade Desk Inc/The, Cl A *	8,634	156
		172,734
Consumer Discretionary — 12.5%
Airbnb Inc, Cl A *	26,578	3,803
Amazon.com Inc, Cl A *	242,598	57,821
AutoZone Inc *	2,861	9,144
Booking Holdings Inc	45,128	8,044
Chewy Inc, Cl A *	19,024	374
Deckers Outdoor Corp *	21,896	2,174
Domino's Pizza Inc	4,977	1,473
eBay Inc	129,264	14,445
Expedia Group Inc	22,387	5,728
Five Below Inc *	1,034	186
Garmin Ltd	7,967	1,893
General Motors Co	37,506	2,891
Grand Canyon Education Inc *	3,304	473
H&R Block Inc	11,788	449
Hilton Worldwide Holdings Inc	15,614	5,160
Levi Strauss & Co, Cl A	19,563	486
Lowe's Cos Inc	21,392	4,717
McDonald's Corp	11,435	3,091
MercadoLibre Inc *	444	754
Mobileye Global Inc, Cl A *	164,369	1,591
NIKE Inc, Cl B	11,188	459
O'Reilly Automotive Inc *	32,490	2,992
Ralph Lauren Corp, Cl A	17,078	6,855
Ross Stores Inc	35,909	7,643
Sea Ltd ADR *	31,022	2,973
SharkNinja Inc *	5,374	818
Tapestry Inc	49,347	7,223
Tesla Inc *	39,744	16,716
TJX Cos Inc/The	88,718	13,441
Ulta Beauty Inc *	11,911	5,372
Viking Holdings Ltd *	15,290	1,600
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Williams-Sonoma Inc	5,890	$1,373
Yum! Brands Inc	22,295	3,564
		195,726
Consumer Staples — 2.7%
Altria Group Inc	91,083	6,553
Colgate-Palmolive Co	63,063	5,782
Costco Wholesale Corp	324	303
Estee Lauder Cos Inc/The, Cl A	4,793	378
Hershey Co/The	15,982	2,804
Molson Coors Beverage Co, Cl B	39,362	1,534
Monster Beverage Corp *	137,772	13,243
PepsiCo Inc	29,910	4,050
Philip Morris International Inc	25,855	4,677
Procter & Gamble Co/The	21,746	3,189
		42,513
Energy — 0.0%
Transocean Ltd *	20,079	98

Financials — 5.8%
Affirm Holdings Inc, Cl A *	5,637	460
Bank of America Corp	56,840	3,239
Bank of New York Mellon Corp/The	20,015	2,894
Blackrock Inc	2,423	2,330
Capital One Financial Corp	980	197
Citigroup Inc	2,982	417
CME Group Inc, Cl A	25,672	5,669
Figure Technology Solutions Inc, Cl A *	39,746	1,221
Goldman Sachs Group Inc/The	4,144	4,191
Jack Henry & Associates Inc	6,407	883
JPMorgan Chase & Co	3,110	1,018
Mastercard Inc, Cl A	34,782	17,864
Moody's Corp	28,977	13,124
MSCI Inc, Cl A	9,908	5,549
Nasdaq Inc, Cl A	14,855	1,171
Northern Trust Corp	18,132	3,152
Popular Inc	2,019	331
RenaissanceRe Holdings Ltd	822	260
Robinhood Markets Inc, Cl A *	18,584	1,864
Rocket Cos Inc, Cl A *	80,689	1,271
S&P Global Inc	4,603	1,875
StepStone Group Inc, Cl A	22,278	921
Visa Inc, Cl A	62,042	21,286
Zions Bancorp NA	2,160	149
		91,336
Health Care — 7.6%
AbbVie Inc	3,815	960
Abivax SA ADR *	4,600	613
Alnylam Pharmaceuticals Inc *	943	284
Arrowhead Pharmaceuticals Inc *	20,759	1,692
Biogen Inc *	16,014	3,460
Bridgebio Pharma Inc *	5,424	404
Cardinal Health Inc	40,759	9,683

SEI Institutional Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CVS Health Corp	21,123	$2,185
Dexcom Inc *	42,216	2,843
Dianthus Therapeutics Inc *	10,921	1,065
Doximity Inc, Cl A *	8,804	183
Edwards Lifesciences Corp, Cl A *	29,198	2,641
Elanco Animal Health Inc *	57,680	1,419
Eli Lilly & Co	11,552	13,856
Exelixis Inc *	71,718	3,902
Gilead Sciences Inc	29,606	3,740
HCA Healthcare Inc	9,805	3,823
IDEXX Laboratories Inc *	6,564	3,456
Inspire Medical Systems Inc *	10,551	471
Insulet Corp *	13,011	1,981
Johnson & Johnson	72,434	18,396
Merck & Co Inc	56,137	7,214
Mettler-Toledo International Inc *	5,733	7,324
Natera Inc *	15,333	4,162
Neurocrine Biosciences Inc *	3,527	594
Novo Nordisk A/S ADR	33,921	1,626
Regeneron Pharmaceuticals Inc	1,385	864
ResMed Inc	21,470	4,184
Sarepta Therapeutics Inc *	63,675	1,144
Tenet Healthcare Corp *	9,526	1,782
UnitedHealth Group Inc	14,393	5,982
Universal Health Services Inc, Cl B	3,695	549
Veeva Systems Inc, Cl A *	27,315	4,848
Vertex Pharmaceuticals Inc *	762	378
West Pharmaceutical Services Inc	738	265
		117,973
Industrials — 7.8%
A O Smith Corp	18,165	1,139
Allegion PLC	4,273	600
American Airlines Group Inc *	14,928	270
Bloom Energy Corp, Cl A *	4,723	1,430
Boeing Co/The *	1,978	428
Carrier Global Corp	70,120	5,143
Caterpillar Inc, Cl A	5,822	6,200
CNH Industrial NV	4,884	55
Copart Inc *	86,308	2,433
Core & Main Inc, Cl A *	13,699	661
Cummins Inc	670	478
Curtiss-Wright Corp	3,313	2,510
Donaldson Co Inc, Cl A	23,179	2,081
Dover Corp	12,705	2,850
Fastenal Co, Cl A	28,971	1,392
FedEx Corp	13,767	4,311
GE Vernova Inc	5,422	6,370
General Electric Co	2,643	988
Genpact Ltd	23,707	652
Graco Inc	86,086	6,509
HEICO Corp, Cl A	12,728	3,283
Howmet Aerospace Inc	7,095	1,908
Illinois Tool Works Inc	7,255	1,962
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson Controls International PLC	19,049	$2,783
Kirby Corp *	3,143	427
Knight-Swift Transportation Holdings Inc, Cl A	13,925	1,084
Lincoln Electric Holdings Inc	6,038	1,603
Lockheed Martin Corp	4,667	2,378
Masco Corp	32,763	2,666
Nordson Corp	4,330	1,306
Northrop Grumman Corp	251	128
nVent Electric PLC	19,922	3,379
Otis Worldwide Corp	81,834	5,859
Parker-Hannifin Corp, Cl A	8,038	7,862
Powell Industries Inc	1,052	301
QXO Inc *	312,768	5,405
Rockwell Automation Inc	9,861	4,882
Snap-on Inc	7,319	2,945
Sterling Infrastructure Inc *	992	833
Textron Inc	2,303	211
Toro Co/The	7,292	710
Trane Technologies PLC	9,311	4,573
Uber Technologies Inc *	7,928	572
U-Haul Holding Co, Cl B	9,409	543
United Rentals Inc	470	532
Veralto Corp	13,090	1,161
Verisk Analytics Inc, Cl A	4,156	746
Vertiv Holdings Co, Cl A	19,675	6,588
Vicor Corp *	1,125	427
Woodward Inc	10,011	4,259
WW Grainger Inc	2,821	3,838
		121,654
Information Technology — 45.5%
Adobe Inc *	26,189	5,369
Advanced Micro Devices Inc *	16,245	9,437
Amphenol Corp, Cl A	4,912	866
Analog Devices Inc	21,222	8,429
Apple Inc	325,997	94,330
Applied Materials Inc	14,244	10,298
AppLovin Corp, Cl A *	20,239	10,428
Arista Networks Inc *	45,815	7,783
Astera Labs Inc *	18,177	8,780
Autodesk Inc, Cl A *	56,730	11,029
BILL Holdings Inc *	44,112	1,595
Broadcom Inc	109,932	41,527
Cadence Design Systems Inc *	10,239	3,843
Ciena Corp *	4,581	2,247
Cirrus Logic Inc *	24,438	3,630
Cisco Systems Inc	186,217	21,873
Clear Secure Inc, Cl A	335	19
Corning Inc, Cl B	3,911	999
Credo Technology Group Holding Ltd *	4,093	1,113
Crowdstrike Holdings Inc, Cl A *	6,367	4,859
Datadog Inc, Cl A *	6,087	1,585
Dell Technologies Inc, Cl C	15,495	6,685

10	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Docusign Inc, Cl A *	26,989	$1,199
Dolby Laboratories Inc, Cl A	59,586	3,133
Elastic NV *	34,053	1,942
Everpure Inc, Cl A *	5,463	430
F5 Inc, Cl A *	21,552	8,965
Fair Isaac Corp *	683	816
Fortinet Inc *	27,914	4,288
Guidewire Software Inc *	24,449	3,008
Hewlett Packard Enterprise Co	18,002	812
HubSpot Inc *	8,530	1,557
InterDigital Inc	484	137
International Business Machines Corp	17,709	4,980
Intuit Inc	9,688	2,529
IREN Ltd *	25,671	1,174
Jabil Inc	25,844	9,962
KLA Corp	31,606	9,536
Lam Research Corp	60,689	26,298
Lattice Semiconductor Corp *	2,665	408
Lumentum Holdings Inc *	2,510	2,154
Manhattan Associates Inc *	29,240	4,072
Marvell Technology Inc	9,114	2,715
Micron Technology Inc	11,855	13,684
Microsoft Corp	238,829	89,088
MongoDB Inc, Cl A *	8,486	2,850
Monolithic Power Systems Inc	416	575
Motorola Solutions Inc	10,694	4,441
Nebius Group NV, Cl A *	28,906	7,983
NetApp Inc	43,357	6,710
Nutanix Inc, Cl A *	15,431	786
NVIDIA Corp	745,380	149,143
Onto Innovation Inc *	747	283
Oracle Corp, Cl B	11,302	1,656
Palantir Technologies Inc, Cl A *	55,407	6,464
Pegasystems Inc	43,585	1,306
QUALCOMM Inc	32,882	6,076
Rambus Inc *	4,754	631
RingCentral Inc, Cl A	3,201	125
Rubrik Inc, Cl A *	7,601	610
Samsara Inc, Cl A *	42,975	1,394
Sandisk Corp *	3,956	8,995
Semtech Corp *	2,600	421
Skyworks Solutions Inc	2,359	160
Snowflake Inc, Cl A *	21,947	5,586
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,405	8,312
TD SYNNEX Corp	24,968	6,675
Teledyne Technologies Inc *	5,124	3,417
Teradyne Inc	340	165
Texas Instruments Inc	2,969	885
Twilio Inc, Cl A *	41,870	8,639

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ubiquiti Inc	552	$295
UiPath Inc, Cl A *	27,878	303
Universal Display Corp	20,185	1,748
VeriSign Inc	11,338	2,852
Viasat Inc *	10,577	950
Vishay Intertechnology Inc	9,923	534
Western Digital Corp	30,376	19,402
		709,983
Materials — 1.4%
Alcoa Corp	17,777	927
AptarGroup Inc	5,285	662
DuPont de Nemours Inc	7,226	980
Freeport-McMoRan Inc, Cl B	7,561	475
Linde PLC	12,287	6,376
Newmont Corp	80,119	7,483
Sherwin-Williams Co/The, Cl A	14,753	5,080
		21,983
Real Estate — 0.5%
Federal Realty Investment Trust ‡	1,562	193
Host Hotels & Resorts Inc ‡	41,263	978
Omega Healthcare Investors Inc ‡	12,420	592
Ventas Inc ‡	27,901	2,478
Welltower Inc ‡	13,022	2,956
		7,197
Utilities — 0.5%
NRG Energy Inc	10,963	1,602
PG&E Corp	36,638	616
Talen Energy Corp *	15,328	5,890
		8,108
Total Common Stock
(Cost $719,287) ($ Thousands)		1,489,305

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Bill
3.575%, 08/27/2026 (A)	$32,000	31,814

Total U.S. Treasury Obligation
(Cost $31,821) ($ Thousands)		31,814

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	37,558,455	37,558
Total Cash Equivalent
(Cost $37,558) ($ Thousands)		37,558
Total Investments in Securities — 99.8%
(Cost $788,666) ($ Thousands)		$1,558,677

SEI Institutional Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-Mini	1	Sep-2026	$590	$610	$20
S&P 500 Index E-Mini	6	Sep-2026	2,229	2,264	35
S&P Mid Cap 400 Index E-Mini	2	Sep-2026	766	778	12
			$3,585	$3,652	$67

A list of the open OTC swap agreements held by the Fund at June 30, 2026 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset Returns	Annually	09/15/2026	USD	46,456	$2,448	$–	$2,448

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of June 30, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
20,361	LAM RESEARCH CORP	$7,919	$896	17.0%
10,944	ADVANCED MICRO DEVICES	5,929	421	12.8
19,132	KLA CORP COM NEW	4,906	858	10.6
32,390	ELASTIC N.V. BEARER AND	2,018	1,847	4.3
32,390	ELASTIC N.V. BEARER AND REGISTERED SHARES	2,018	(174)	4.3
11,280	GE AEROSPACE	3,861	349	8.3
5,808	APPLIED MATERIALS INC	3,402	791	7.3
1,700	COMFORT SYSTEMS USA INC	3,318	45	7.1
3,527	CATERPILLAR INC	3,294	468	7.1
20,980	CITIGROUP INC	2,963	(31)	6.4
39,153	EDISON INTERNATIONAL	2,824	86	6.1
90,057	COLUMBIA BANKING	2,787	94	6.0
37,276	SYNCHRONY FINANCIAL	2,781	49	6.0
4,501	MSCI INC.	2,751	(235)	5.9
41,315	ZIONS BANCORPORATION NA	2,738	116	5.9
6,232	TERADYNE INC	2,695	316	5.8
241,095	CNH INDUSTRIAL N.V.	2,572	131	5.5
27,046	TEXTRON INC	2,536	(58)	5.5
8,088	RENAISSANCERE HOLDINGS LTD	2,405	157	5.2
11,821	ORACLE CORP	2,277	(549)	4.9
9,938	BOEING CO/THE	2,275	(128)	4.9
126,305	PG&E CORPORATION	2,094	33	4.5
93,894	SLM CORP	2,058	415	4.4
8,573	EXPEDIA GROUP INC	2,032	197	4.4
996	SEAGATE TECHNOLOGY HLDNGS PLC ORD SHS	1,015	961	2.2
996	SEAGATE TECHNOLOGY HLDNGS PLC ORD	1,015	(55)	2.2
7,404	CME GROUP INC	1,970	(329)	4.2
134,544	VALLEY NATIONAL BANCORP	1,923	60	4.1
24,502	TRAVEL + LEISURE CO	1,821	63	3.9
11,742	PROLOGIS INC	1,744	(143)	3.8
18,198	SCHWAB CHARLES CORP COM	1,655	21	3.6
35,255	IRIDIUM COMMUNICATIONS INC	1,600	331	3.4
76,175	NOV INC	1,563	(145)	3.4
9,676	DUPONT DE NEMOURS INC	1,409	(99)	3.0
58,249	KRAFT HEINZ CO COM	1,397	(1)	3.0
47,892	SM ENERGY CO	1,363	(105)	2.9

12	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
8,250	NEUROCRINE BIOSCIENCES INC	$1,316	$83	2.8%
3,326	BROADCOM INC	1,310	(54)	2.8
12,495	PRIMORIS SERVICES CORP	1,266	(29)	2.7
217,779	SNAP INC	1,244	(317)	2.7
13,651	NASDAQ INC	1,243	(165)	2.7
15,628	KNIGHT	1,239	(21)	2.7
36,769	PEGASYSTEMS INC	1,203	(172)	2.6
16,132	DEXCOM INC	1,197	(113)	2.6
81,265	LYFT INC	1,157	25	2.5
30,062	RINGCENTRAL INC	1,152	18	2.5
32,837	UGI CORP	1,128	32	2.4
1,127	COSTCO WHOLESALE CORP	1,104	(51)	2.4
2,538	S&P GLOBAL INC	1,076	(44)	2.3
16,546	CENTENE CORP DEL COM	1,049	12	2.3
8,451	OWENS CORNING	1,043	299	2.2
920	ELI LILLY & CO	1,039	63	2.2
19,718	ALEXANDRIA REAL ESTATE EQUIT	1,033	22	2.2
16,711	CARNIVAL CORPORATION SHS	503	477	1.1
16,711	CARNIVAL CORPORATION	503	(26)	1.1
107,481	RITHM CAPITAL CORP	988	20	2.1
3,314	ALNYLAM PHARMACEUTICALS INC	954	42	2.1
18,440	CLEAR SECURE INC	953	76	2.1
560	MONOLITHIC POWER SYSTEMS INC	925	(152)	2.0
2,247	DELL TECHNOLOGIES	919	49	2.0
2,968	MARVELL TECHNOLOGY INC COM	917	(34)	2.0
13,379	BRIDGEBIO PHARMA INC	910	85	2.0
87,352	AVANTOR INC COM	848	15	1.8
267	AUTOZONE INC	829	23	1.8
750	GOLDMAN SACHS GROUP INC	807	(47)	1.7
7,893	INCYTE CORP	805	153	1.7
29,486	DROPBOX INC	803	(60)	1.7
5,799	PALANTIR TECHNOLOGIES INC	781	(106)	1.7
17,911	PAYPAL HOLDINGS INC	761	14	1.6
11,416	APTIV PLC	761	(61)	1.6
1,137	WESTERN DIGITAL CORP	743	111	1.6
1,354	NORTHROP GRUMMAN CORP	738	(46)	1.6
3,839	RTX CORPORATION	705	22	1.5
20,169	KBR INC	702	(4)	1.5
7,606	O'REILLY AUTOMOTIVE INC	687	13	1.5
11,903	BIOMARIN PHARMACEUTICAL INC	662	30	1.4
4,689	ADVANCED DRAINAGE SYSTEMS IN	641	94	1.4
16,978	CARETRUST REIT INC COM	629	62	1.4
2,164	INTERDIGITAL INC	625	(13)	1.3
6,845	ESTEE LAUDER	616	(77)	1.3
25,491	LEVI STRAUSS & CO	613	19	1.3
584	GE VERNOVA INC	572	114	1.2
3,696	CHARTER COMMUNICATIONS INC	531	(6)	1.1
7,059	BORGWARNER INC	519	(51)	1.1
7,617	VIASAT INC	502	182	1.1
3,272	FORTINET INC	489	(12)	1.1
1,421	FEDEX CORP	481	(35)	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(5,925)	WATTS WATER TECHNOLOGIES INC SHS	$(1,975)	$(2,319)	(4.3)%
(5,925)	WATTS WATER TECHNOLOGIES INC	(1,975)	(354)	(4.3)
(15,464)	SOLVENTUM CORP COM SHS	(1,189)	(1,193)	(2.6)
(15,464)	SOLVENTUM CORP COM	(1,189)	(2)	(2.6)
(9,175)	ARROW ELECTRONICS INC	(2,104)	148	(4.5)
(3,374)	RBC BEARINGS INC	(2,082)	(89)	(4.5)

SEI Institutional Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(14,003)	CULLEN/FROST BANKERS INC	$(2,031)	$(130)	(4.4)%
(38,193)	FIFTH THIRD BANCORP	(2,024)	(141)	(4.4)
(940)	FIRST CITIZENS	(1,945)	(9)	(4.2)
(8,399)	PNC FINANCIAL SERVICES GROUP	(1,936)	(129)	(4.2)
(78,168)	FIRST HORIZON CORPORATION COM	(1,933)	(82)	(4.2)
(17,396)	PRINCIPAL FINANCIAL GROUP INC	(1,924)	37	(4.1)
(52,152)	INTERNATIONAL PAPER CO	(1,898)	(87)	(4.1)
(76,330)	WEYERHAEUSER CO	(1,882)	41	(4.1)
(15,123)	BUNGE GLOBAL SA	(1,860)	249	(4.0)
(64,706)	REGIONS FINANCIAL CORP	(1,851)	(118)	(4.0)
(33,818)	COMMERCE BANCSHARES INC	(1,851)	(109)	(4.0)
(44,885)	AMCOR PLC	(1,845)	(127)	(4.0)
(23,789)	OMNICOM GROUP	(1,820)	71	(3.9)
(3,210)	DILLARDS INC	(1,816)	121	(3.9)
(25,165)	LOAR HOLDINGS INC	(1,729)	(297)	(3.7)
(7,483)	PACKAGING CORP AMER COM	(1,721)	(71)	(3.7)
(39,080)	VIPER ENERGY INC	(1,707)	53	(3.7)
(13,410)	AMERICAN WATER WORKS CO INC	(1,701)	(61)	(3.7)
(17,387)	SOUTHSTATE CORPORATION	(1,697)	(38)	(3.7)
(9,530)	CHEVRON CORP	(1,691)	113	(3.6)
(34,318)	AMERICAN HEALTHCARE REIT INC	(1,622)	(174)	(3.5)
(4,286)	WATERS CORP	(1,533)	(72)	(3.3)
(8,737)	PHILLIPS 66	(1,514)	39	(3.3)
(5,725)	CONSTELLATION ENERGY	(1,502)	82	(3.2)
(119,832)	NU HOLDINGS LTD/CAYMAN ISL	(1,490)	(109)	(3.2)
(3,186)	MEDPACE HOLDINGS INC	(1,489)	(196)	(3.2)
(5,737)	HEICO CORP	(1,427)	(51)	(3.1)
(4,625)	GENERAC HOLDINGS INC	(1,249)	(103)	(2.7)
(7,356)	ATMOS ENERGY CORP	(1,248)	(18)	(2.7)
(10,815)	CHOICE HOTELS INTL INC COM	(1,211)	20	(2.6)
(27,512)	GAMESTOP CORP NEW SHS	(598)	(607)	(1.3)
(27,512)	GAMESTOP CORP NEW	(598)	(9)	(1.3)
(10,199)	PRUDENTIAL FINANCIAL INC	(1,115)	16	(2.4)
(19,026)	US BANCORP	(1,100)	(58)	(2.4)
(23,971)	CNA FINANCIAL CORP	(1,077)	(87)	(2.3)
(8,197)	REPLIGEN CORP	(1,073)	(44)	(2.3)
(19,983)	FLUOR CORP	(1,047)	1	(2.3)
(12,590)	WELLS FARGO & CO	(1,047)	8	(2.3)
(5,385)	SIMPSON MFG	(1,043)	(86)	(2.2)
(4,207)	VALERO ENERGY CORP	(1,040)	(58)	(2.2)
(5,981)	AEROVIRONMENT INC	(1,028)	43	(2.2)
(17,489)	KRATOS DEFENSE & SEC SOLUTIONS COM NEW	(997)	127	(2.1)
(11,402)	Westlake Corporation	(997)	166	(2.1)
(32,543)	ROIVANT SCIENCES LIMITED	(977)	(190)	(2.1)
(1,776)	VALMONT INDUSTRIES	(960)	(104)	(2.1)
(57,250)	QXO INC COM NEW	(956)	(33)	(2.1)
(3,144)	PLEXUS CORP	(928)	(17)	(2.0)
(10,365)	SPYRE THERAPEUTICS INC COM NEW	(899)	(20)	(1.9)
(6,544)	ARES MANAGEMENT CORPORATION	(886)	150	(1.9)
(4,034)	ROYAL GOLD INC	(869)	65	(1.9)
(85,393)	JOBY AVIATION INCORPORATION	(824)	133	(1.8)
(15,549)	MODERNA INC	(811)	(277)	(1.7)
(4,657)	STATE STREET CORP	(779)	(9)	(1.7)
(4,908)	RH	(727)	(81)	(1.6)
(1,477)	HUBBELL INC	(723)	(63)	(1.6)
(5,465)	CDW CORPORATION	(718)	(49)	(1.5)
(23,723)	CELSIUS HOLDINGS INC	(682)	(12)	(1.5)
(21,937)	SUPER MICRO COMPUTER INC	(677)	64	(1.5)
(8,040)	CARRIER GLOBAL CORP	(575)	(14)	(1.2)
(8,640)	DUTCH BROS INC	(575)	(45)	(1.2)
(6,934)	WESTERN ALLIANCE BANCORP	(567)	(2)	(1.2)
(1,987)	TD SYNNEX CORPORATION	(566)	35	(1.2)

14	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(38,006)	GPGI INC COM CL A	$(554)	$(48)	(1.2)%
(4,419)	RYMAN HOSPITALITY PROPERTIES INC	(541)	(36)	(1.2)
(5,298)	PAYCHEX INC	(510)	(11)	(1.1)
(5,642)	LENNAR CORP CL A	(506)	(3)	(1.1)
(6,972)	CYTOKINETICS INC	(498)	(101)	(1.1)
(2,186)	M & T BANK CORP	(494)	(27)	(1.1)
(27,819)	BITMINE IMMERSION TECNOLOGIES COM NEW	(476)	144	(1.0)
(28,855)	SOTERA HEALTH CO	(468)	(43)	(1.0)

Percentages are based on Net Assets of $1,562,075 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$35,725	$313,253	$(311,420)	$—	$—	$37,558	$824	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Communication Services — 9.3%
Alphabet Inc, Cl A	107,363	$38,368
Alphabet Inc, Cl C	87,610	30,955
AST SpaceMobile Inc, Cl A *	4,000	355
AT&T Inc	124,701	2,581
Charter Communications Inc, Cl A *	1,452	207
Comcast Corp, Cl A	65,256	1,602
EchoStar Corp, Cl A *	2,500	254
Electronic Arts Inc	4,606	944
Fox Corp, Cl A	3,631	189
Fox Corp, Cl B	2,800	131
Globalstar Inc *	900	73
Iridium Communications Inc	1,800	99
Liberty Broadband Corp, Cl A *	300	10
Liberty Broadband Corp, Cl C *	2,208	73
Liberty Global Ltd, Cl A *	3,200	36
Liberty Global Ltd, Cl C *	2,700	30
Liberty Media Corp-Liberty Formula One, Cl A *	400	35
Liberty Media Corp-Liberty Formula One, Cl C *	3,950	376
Live Nation Entertainment Inc *	2,990	548
Madison Square Garden Sports Corp *	296	119
Match Group Inc	4,499	171
Meta Platforms Inc, Cl A	40,494	22,810
Millicom International Cellular SA	1,600	145
Netflix Inc *	77,250	5,516
New York Times Co/The, Cl A	3,012	211
News Corp, Cl A	7,100	176
News Corp, Cl B	2,300	65
Nexstar Media Group Inc, Cl A	550	98
NIQ Global Intelligence PLC *	900	8
Omnicom Group Inc	5,202	379
People Inc *	1,248	58
Pinterest Inc, Cl A *	8,926	188
Reddit Inc, Cl A *	2,400	417
ROBLOX Corp, Cl A *	11,500	625
Roku Inc, Cl A *	2,345	324
Sirius XM Holdings Inc	3,703	109
Space Exploration Technologies Corp, Cl A *	9,723	1,661
Spotify Technology SA *	2,880	1,322
Take-Two Interactive Software Inc, Cl A *	3,404	851
TKO Group Holdings Inc, Cl A	1,150	232
T-Mobile US Inc	9,014	1,512
Trade Desk Inc/The, Cl A *	8,151	147
Verizon Communications Inc	77,079	3,264
Versant Media Group Inc	2,794	101
Walt Disney Co/The	32,694	3,147
Warner Bros Discovery Inc *	43,320	1,155
		121,677
Consumer Discretionary — 9.3%
ADT Inc	9,928	65

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Airbnb Inc, Cl A *	7,600	$1,088
Amazon.com Inc, Cl A *	178,762	42,606
Amer Sports Inc *	2,745	93
Aptiv PLC *	4,053	249
Aramark	4,791	273
AutoNation Inc *	494	92
AutoZone Inc *	302	965
Bath & Body Works Inc	3,800	88
Best Buy Co Inc	3,580	272
Birkenstock Holding PLC *	850	37
Booking Holdings Inc	14,255	2,541
BorgWarner Inc	3,700	246
Boyd Gaming Corp	1,000	88
Bright Horizons Family Solutions Inc *	1,100	78
Brunswick Corp/DE	1,200	101
Burlington Stores Inc *	1,173	372
Caesars Entertainment Inc *	3,800	115
CarMax Inc *	2,700	143
Carnival Corp Ltd	21,727	621
Carvana Co, Cl A *	12,630	831
Cava Group Inc *	1,900	149
Chewy Inc, Cl A *	4,500	88
Chipotle Mexican Grill Inc, Cl A *	23,450	797
Choice Hotels International Inc	528	58
Churchill Downs Inc	1,222	110
Columbia Sportswear Co	500	31
Coupang Inc, Cl A *	22,850	397
Crocs Inc *	950	115
Darden Restaurants Inc	2,149	443
Deckers Outdoor Corp *	2,706	269
Dick's Sporting Goods Inc	1,192	270
Dillard's Inc, Cl A	70	37
Domino's Pizza Inc	559	165
DoorDash Inc, Cl A *	6,824	1,259
DR Horton Inc	4,608	751
DraftKings Inc, Cl A *	9,100	230
Duolingo Inc, Cl A *	700	81
Dutch Bros Inc, Cl A *	2,300	165
eBay Inc	8,156	911
Etsy Inc *	1,754	132
Expedia Group Inc	2,074	531
Five Below Inc *	983	177
Floor & Decor Holdings Inc, Cl A *	2,000	119
Flutter Entertainment PLC *	2,600	266
Ford Motor Co	71,885	999
GameStop Corp, Cl A *	7,600	168
Gap Inc/The	4,200	78
Garmin Ltd	3,057	726
General Motors Co	16,549	1,276
Gentex Corp	4,135	104
Genuine Parts Co	2,576	304
Grand Canyon Education Inc *	550	79
H&R Block Inc	2,400	91

16	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hasbro Inc	2,602	$215
Hilton Worldwide Holdings Inc	4,114	1,360
Home Depot Inc/The	18,366	6,477
Hyatt Hotels Corp, Cl A	694	135
Las Vegas Sands Corp	5,046	233
Lear Corp	994	133
Lennar Corp, Cl A	3,875	351
Lennar Corp, Cl B	150	13
Liberty Live Holdings Inc, Cl A *	400	40
Liberty Live Holdings Inc, Cl C *	909	96
Lithia Motors Inc, Cl A	450	131
LKQ Corp	4,888	129
Lowe's Cos Inc	10,324	2,276
Lululemon Athletica Inc *	1,893	216
Macy's Inc	5,100	120
Marriott International Inc/MD, Cl A	4,005	1,484
Mattel Inc *	5,800	81
McDonald's Corp	13,081	3,536
MGM Resorts International *	3,353	160
Mohawk Industries Inc *	932	113
Murphy USA Inc	305	164
NIKE Inc, Cl B	21,794	895
Norwegian Cruise Line Holdings Ltd *	8,663	183
NVR Inc *	44	300
Ollie's Bargain Outlet Holdings Inc *	1,161	89
On Holding, Cl A *	4,300	152
O'Reilly Automotive Inc *	15,300	1,409
Penske Automotive Group Inc, Cl A	300	54
Planet Fitness Inc, Cl A *	1,600	83
Pool Corp	629	135
PulteGroup Inc	3,500	480
PVH Corp	799	59
QuantumScape Corp, Cl A *	8,300	63
Ralph Lauren Corp, Cl A	684	275
Restaurant Brands International Inc	6,400	464
Rivian Automotive Inc, Cl A *	14,800	257
Ross Stores Inc	5,794	1,233
Royal Caribbean Cruises Ltd	4,643	1,474
Service Corp International/US	2,600	197
SharkNinja Inc *	1,500	228
Somnigroup International Inc	3,750	294
Starbucks Corp	21,036	2,150
Tapestry Inc	3,808	557
Tesla Inc *	53,773	22,617
Texas Roadhouse Inc, Cl A	1,200	232
Thor Industries Inc	1,000	75
TJX Cos Inc/The	20,359	3,084
Toll Brothers Inc	1,750	288
TopBuild Corp *	500	177
Tractor Supply Co	10,055	318
Travel + Leisure Co	1,163	89
Ulta Beauty Inc *	800	361
Vail Resorts Inc	620	84
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valvoline Inc *	2,500	$99
VF Corp	6,764	113
Viking Holdings Ltd *	3,300	345
Wayfair Inc, Cl A *	1,823	168
Whirlpool Corp	1,038	41
Williams-Sonoma Inc	2,150	501
Wingstop Inc, Cl A	550	95
Wyndham Hotels & Resorts Inc	1,363	115
Wynn Resorts Ltd	1,415	137
YETI Holdings Inc *	1,400	69
Yum! Brands Inc	5,159	825
		120,667
Consumer Staples — 4.4%
Albertsons Cos Inc, Cl A	6,450	87
Altria Group Inc	30,750	2,212
Archer-Daniels-Midland Co	8,888	679
BJ's Wholesale Club Holdings Inc *	2,400	209
Brown-Forman Corp, Cl A	840	23
Brown-Forman Corp, Cl B	2,622	70
Bunge Global SA	2,400	256
Campbell's Company/The	3,800	85
Casey's General Stores Inc	672	534
Celsius Holdings Inc *	3,200	94
Church & Dwight Co Inc	4,310	418
Clorox Co/The	2,271	217
Coca-Cola Co/The	71,644	5,822
Coca-Cola Consolidated Inc	1,000	191
Colgate-Palmolive Co	14,679	1,346
Conagra Brands Inc	8,749	118
Constellation Brands Inc, Cl A	2,536	353
Costco Wholesale Corp	8,188	7,660
Darling Ingredients Inc *	2,973	162
Dollar General Corp	4,045	466
Dollar Tree Inc *	3,506	424
elf Beauty Inc *	1,100	81
Estee Lauder Cos Inc/The, Cl A	4,580	362
Freshpet Inc *	900	53
General Mills Inc	10,061	350
Hershey Co/The	2,692	472
Hormel Foods Corp	5,437	135
Ingredion Inc	1,210	115
J M Smucker Co/The	1,954	220
JBS, Cl A	6,000	71
Kenvue Inc	35,504	678
Keurig Dr Pepper Inc	24,225	793
Kimberly-Clark Corp	6,020	661
Kraft Heinz Co/The	15,949	377
Kroger Co/The	10,238	569
Lamb Weston Holdings Inc	2,500	108
Maplebear Inc *	2,800	133
McCormick & Co Inc/MD	4,782	241
Molson Coors Beverage Co, Cl B	3,095	121
Mondelez International Inc, Cl A	23,646	1,368

SEI Institutional Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	12,978	$1,247
PepsiCo Inc	25,180	3,409
Performance Food Group Co *	2,800	313
Philip Morris International Inc	28,713	5,194
Pilgrim's Pride Corp	900	25
Post Holdings Inc *	707	62
Primo Brands Corp, Cl A	4,600	112
Procter & Gamble Co/The	43,007	6,307
Reynolds Consumer Products Inc	1,200	32
Seaboard Corp	6	27
Smithfield Foods Inc	920	22
Sprouts Farmers Market Inc *	1,850	156
Sysco Corp	8,913	745
Target Corp, Cl A	8,443	1,103
Tyson Foods Inc, Cl A	5,158	295
US Foods Holding Corp *	3,997	409
Walmart Inc	80,913	9,164
		56,956
Energy — 3.0%
Antero Midstream Corp	6,200	141
Antero Resources Corp *	5,400	190
APA Corp	6,600	215
Baker Hughes Co, Cl A	18,502	1,027
Cheniere Energy Inc	3,833	916
Chevron Corp	34,190	5,667
Chord Energy Corp	1,000	114
ConocoPhillips	22,485	2,338
Devon Energy Corp	20,680	855
Diamondback Energy Inc, Cl A	3,529	620
DT Midstream Inc	1,856	272
EOG Resources Inc	9,882	1,282
EQT Corp	11,317	602
Expand Energy Corp	4,250	388
Exxon Mobil Corp	76,636	10,478
Halliburton Co	15,645	531
HF Sinclair Corp	2,900	202
Kinder Morgan Inc	36,184	1,157
Marathon Petroleum Corp	5,430	1,388
Matador Resources Co	2,200	110
NOV Inc	6,750	125
Occidental Petroleum Corp	13,223	642
ONEOK Inc	11,681	1,016
Ovintiv Inc	5,400	284
Permian Resources Corp, Cl A	12,800	236
Phillips 66	7,380	1,248
Range Resources Corp	4,450	165
SLB Ltd, Cl A	27,475	1,277
Targa Resources Corp	3,900	1,046
TechnipFMC PLC	7,200	477
Texas Pacific Land Corp	1,091	477
Valero Energy Corp	5,474	1,426
Viper Energy Inc, Cl A	3,400	144
Weatherford International PLC	1,300	106
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Williams Cos Inc/The	22,423	$1,667
		38,829
Financials — 11.7%
Affiliated Managers Group Inc	471	159
Affirm Holdings Inc, Cl A *	5,100	416
Aflac Inc	8,356	980
AGNC Investment Corp ‡	20,628	225
Allstate Corp/The	4,680	1,114
Ally Financial Inc	5,158	237
American Express Co	9,794	3,313
American Financial Group Inc/OH	1,243	174
American International Group Inc	9,763	728
Ameriprise Financial Inc	1,664	763
Annaly Capital Management Inc ‡	13,193	295
Aon PLC, Cl A	3,817	1,266
Apollo Global Management Inc	7,747	917
Arch Capital Group Ltd *	6,539	635
Ares Management Corp, Cl A	3,450	384
Arthur J Gallagher & Co	4,715	1,082
Assurant Inc	900	242
Assured Guaranty Ltd	764	61
Axis Capital Holdings Ltd	1,423	153
Bank of America Corp	121,802	6,940
Bank of New York Mellon Corp/The	12,635	1,827
Bank OZK	2,000	104
Berkshire Hathaway Inc, Cl B *	34,330	17,178
Blackrock Inc	2,816	2,708
Blackstone Inc, Cl A	13,749	1,618
Block Inc, Cl A *	9,553	726
Blue Owl Capital Inc, Cl A	12,000	105
BOK Financial Corp	300	42
Brighthouse Financial Inc *	1,100	70
Brookfield Asset Management Ltd, Cl A	7,100	318
Brown & Brown Inc	5,350	343
Bullish *	600	14
Capital One Financial Corp	11,481	2,303
Carlyle Group Inc/The	4,900	206
Cboe Global Markets Inc	1,950	473
Central BanCo Inc, Cl A	250	8
Charles Schwab Corp/The	30,088	2,776
Chime Financial Inc, Cl A *	4,800	98
Chubb Ltd	6,490	2,211
Cincinnati Financial Corp	2,800	518
Citigroup Inc	31,380	4,392
Citizens Financial Group Inc	7,759	544
CME Group Inc, Cl A	6,693	1,478
CNA Financial Corp	352	17
Coinbase Global Inc, Cl A *	4,120	602
Columbia Banking System Inc	5,466	175
Commerce Bancshares Inc/MO	2,559	148
Corebridge Financial Inc	4,400	126
Corpay Inc *	1,151	384
Credit Acceptance Corp, Cl A *	76	48

18	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cullen/Frost Bankers Inc	1,114	$172
East West Bancorp Inc	2,500	323
Equitable Holdings Inc	5,300	233
Euronet Worldwide Inc *	800	59
Evercore Inc, Cl A	683	233
Everest Group Ltd	736	263
FactSet Research Systems Inc	716	165
Fidelity National Financial Inc	4,760	224
Fidelity National Information Services Inc, Cl B	9,769	380
Fifth Third Bancorp	16,784	946
Figure Technology Solutions Inc, Cl A *	700	22
First American Financial Corp	1,850	127
First Citizens BancShares Inc/NC, Cl A	146	304
First Hawaiian Inc	2,300	67
First Horizon Corp	9,000	231
Fiserv Inc, Cl A *	9,978	489
FNB Corp/PA	6,550	125
Franklin Resources Inc	4,900	163
Freedom Holding Corp *	350	46
Galaxy Digital Inc, Cl A *	3,400	93
Global Payments Inc	4,377	318
Globe Life Inc	1,481	265
Goldman Sachs Group Inc/The	5,300	5,360
Hamilton Lane Inc, Cl A	800	63
Hanover Insurance Group Inc/The, Cl A	626	134
Hartford Insurance Group Inc/The	5,059	670
Houlihan Lokey Inc, Cl A	950	127
Huntington Bancshares Inc/OH	37,488	665
Interactive Brokers Group Inc, Cl A	7,984	695
Intercontinental Exchange Inc	10,362	1,276
Invesco Ltd	6,862	181
Jack Henry & Associates Inc	1,344	185
Jefferies Financial Group Inc	2,900	145
JPMorgan Chase & Co	49,256	16,123
KeyCorp	17,338	400
Kinsale Capital Group Inc	418	138
KKR & Co Inc	12,600	1,156
Lazard Inc, Cl A	1,700	71
Lincoln National Corp	3,177	112
Loews Corp	3,189	361
LPL Financial Holdings Inc	1,492	420
M&T Bank Corp	2,727	649
Markel Group Inc *	230	449
MarketAxess Holdings Inc	625	71
Marsh & McLennan Cos Inc	8,889	1,482
Mastercard Inc, Cl A	14,896	7,651
MetLife Inc	9,955	842
MGIC Investment Corp	4,100	116
Moody's Corp	2,763	1,251
Morgan Stanley	20,682	4,323
Morningstar Inc, Cl A	400	62
MSCI Inc, Cl A	1,314	736
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nasdaq Inc, Cl A	8,233	$649
Northern Trust Corp	3,450	600
NU Holdings Ltd, Cl A *	62,600	836
Old Republic International Corp	4,200	172
OneMain Holdings Inc, Cl A	2,181	133
PayPal Holdings Inc	16,470	711
Pinnacle Financial Partners Inc	2,761	279
PNC Financial Services Group Inc/The	7,256	1,787
Popular Inc	1,200	197
Primerica Inc	581	165
Principal Financial Group Inc, Cl A	4,034	435
Progressive Corp/The	10,757	2,350
Prosperity Bancshares Inc	1,800	131
Prudential Financial Inc	6,362	687
Raymond James Financial Inc	3,255	495
Regions Financial Corp	15,612	471
Reinsurance Group of America Inc, Cl A	1,224	260
RenaissanceRe Holdings Ltd	755	239
Rithm Capital Corp ‡	10,340	97
RLI Corp	1,600	95
Robinhood Markets Inc, Cl A *	14,100	1,414
Rocket Cos Inc, Cl A *	17,750	280
Ryan Specialty Holdings Inc, Cl A	2,100	79
S&P Global Inc	5,424	2,209
SEI Investments Co †	1,900	167
Shift4 Payments Inc, Cl A *	1,200	58
SLM Corp	3,740	97
SoFi Technologies Inc *	22,800	409
SOUTHSTATE BANK CORP	1,800	180
Starwood Property Trust Inc ‡	6,600	108
State Street Corp	4,959	841
Stifel Financial Corp	2,750	192
Synchrony Financial	6,168	469
T Rowe Price Group Inc	3,821	434
TFS Financial Corp	917	16
Toast Inc, Cl A *	8,650	241
TPG Inc, Cl A	2,600	105
Tradeweb Markets Inc, Cl A	2,200	219
Travelers Cos Inc/The	3,880	1,281
Truist Financial Corp	22,877	1,140
Unum Group	2,875	257
US Bancorp	28,630	1,729
UWM Holdings Corp	2,800	6
Virtu Financial Inc, Cl A	1,500	89
Visa Inc, Cl A	30,429	10,440
Voya Financial Inc	1,800	163
W R Berkley Corp	4,175	294
Webster Financial Corp	2,968	227
Wells Fargo & Co	56,375	4,659
Western Alliance Bancorp	2,000	164
Western Union Co/The	6,300	49
WEX Inc *	595	84
White Mountains Insurance Group Ltd	50	104

SEI Institutional Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	1,774	$464
Wintrust Financial Corp	1,200	193
XP Inc, Cl A	7,300	119
Zions Bancorp NA	2,750	190
		152,765
Health Care — 8.9%
Abbott Laboratories	31,933	2,898
AbbVie Inc	32,585	8,200
Agilent Technologies Inc	5,254	698
Align Technology Inc *	1,251	211
Alnylam Pharmaceuticals Inc *	2,377	716
Amgen Inc, Cl A	9,951	3,603
Arrowhead Pharmaceuticals Inc *	2,500	204
Ascendis Pharma A/S *	900	240
Avantor Inc *	12,270	122
Axsome Therapeutics Inc *	800	196
Baxter International Inc	9,565	204
Becton Dickinson & Co	5,309	803
Biogen Inc *	2,759	596
BioMarin Pharmaceutical Inc *	3,567	204
Bio-Rad Laboratories Inc, Cl A *	356	105
Bio-Techne Corp	2,896	205
Boston Scientific Corp *	27,588	1,177
Bridgebio Pharma Inc *	3,100	231
Bristol-Myers Squibb Co	37,636	2,169
Bruker Corp	2,000	120
Cardinal Health Inc	4,350	1,033
Caris Life Sciences Inc *	1,800	32
Cencora Inc, Cl A	3,425	969
Centene Corp *	9,131	586
Charles River Laboratories International Inc *	861	195
Chemed Corp	256	119
Cigna Group/The	4,785	1,319
Cooper Cos Inc/The *	3,648	262
Corcept Therapeutics Inc *	1,800	157
CVS Health Corp	23,308	2,411
Danaher Corp, Cl A	11,684	2,226
DaVita Inc *	600	134
Dexcom Inc *	7,059	475
Doximity Inc, Cl A *	2,500	52
Edwards Lifesciences Corp, Cl A *	10,487	949
Elanco Animal Health Inc *	9,227	227
Elevance Health Inc	3,982	1,540
Eli Lilly & Co	14,730	17,668
Encompass Health Corp	1,900	192
Ensign Group Inc/The	1,000	160
Envista Holdings Corp *	3,000	79
Exelixis Inc *	4,500	245
GE HealthCare Technologies Inc	8,304	532
Gilead Sciences Inc	22,894	2,892
Globus Medical Inc, Cl A *	2,150	170
Guardant Health Inc *	2,300	345

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Halozyme Therapeutics Inc *	2,200	$172
HCA Healthcare Inc	2,744	1,070
Henry Schein Inc *	1,947	163
Humana Inc	2,204	875
IDEXX Laboratories Inc *	1,476	777
Illumina Inc *	2,828	497
Incyte Corp *	2,943	334
Insmed Inc *	3,900	416
Insulet Corp *	1,329	202
Intuitive Surgical Inc *	6,493	2,582
Ionis Pharmaceuticals Inc *	3,000	238
IQVIA Holdings Inc *	3,105	600
Jazz Pharmaceuticals PLC *	1,080	260
Johnson & Johnson	44,356	11,265
Labcorp Holdings Inc	1,491	418
Madrigal Pharmaceuticals Inc *	320	172
McKesson Corp	2,252	1,702
Medline Inc, Cl A *	8,300	327
Medpace Holdings Inc *	410	217
Medtronic PLC	23,603	1,846
Merck & Co Inc	45,522	5,850
Mettler-Toledo International Inc *	380	485
Moderna Inc *	6,731	471
Molina Healthcare Inc *	955	218
Natera Inc *	2,500	679
Neurocrine Biosciences Inc *	1,784	301
Organon & Co	5,170	70
Penumbra Inc *	700	221
Pfizer Inc	104,825	2,524
QIAGEN NV	3,792	148
Quest Diagnostics Inc	2,041	433
Regeneron Pharmaceuticals Inc	1,859	1,159
Repligen Corp *	950	130
ResMed Inc	2,695	525
Revolution Medicines Inc *	3,250	609
Revvity Inc	2,091	233
Roivant Sciences Ltd *	7,900	280
Royalty Pharma PLC, Cl A	7,100	398
Solventum Corp *	2,788	215
Sotera Health Co *	4,800	85
STERIS PLC	1,840	387
Stryker Corp	6,410	2,018
Summit Therapeutics Inc *	2,400	35
Teleflex Inc	839	106
Tempus AI Inc, Cl A *	1,900	110
Tenet Healthcare Corp *	1,600	299
Thermo Fisher Scientific Inc	6,836	3,427
United Therapeutics Corp *	752	407
UnitedHealth Group Inc	16,615	6,906
Universal Health Services Inc, Cl B	925	138
Veeva Systems Inc, Cl A *	2,758	489
Vertex Pharmaceuticals Inc *	4,676	2,323
Viatris Inc, Cl W	21,730	345

20	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Viking Therapeutics Inc *	2,200	$86
Waters Corp *	1,831	687
West Pharmaceutical Services Inc	1,268	455
Zimmer Biomet Holdings Inc	3,522	303
Zoetis Inc, Cl A	7,715	554
		116,113
Industrials — 10.0%
3M Co	9,602	1,555
A O Smith Corp	2,200	138
AAON Inc	1,200	152
Acuity Inc	579	218
Advanced Drainage Systems Inc	1,300	204
AECOM	2,400	167
AeroVironment Inc *	700	116
AGCO Corp	1,200	144
Alaska Air Group Inc *	2,200	115
Allegion PLC	1,550	218
Allison Transmission Holdings Inc	1,500	169
Amentum Holdings Inc *	3,199	66
American Airlines Group Inc *	12,272	222
AMETEK Inc	4,183	1,012
API Group Corp *	6,700	284
Applied Industrial Technologies Inc, Cl A	670	227
Armstrong World Industries Inc	750	120
ATI Inc *	2,500	493
Automatic Data Processing Inc	7,364	1,649
Avis Budget Group Inc *	300	44
Axon Enterprise Inc *	1,393	781
Bloom Energy Corp, Cl A *	4,900	1,483
Boeing Co/The *	13,987	3,028
Booz Allen Hamilton Holding Corp, Cl A	2,240	136
Broadridge Financial Solutions Inc	2,125	291
Builders FirstSource Inc *	2,050	183
BWX Technologies Inc	1,700	331
CACI International Inc, Cl A *	412	191
Carlisle Cos Inc	774	281
Carpenter Technology Corp	910	561
Carrier Global Corp	14,402	1,056
Caterpillar Inc, Cl A	8,388	8,932
CH Robinson Worldwide Inc	2,155	406
Chart Industries Inc *	900	188
Cintas Corp	6,354	1,081
Clean Harbors Inc *	960	287
CNH Industrial NV	16,400	184
Comfort Systems USA Inc	640	1,268
Copart Inc *	16,556	467
Core & Main Inc, Cl A *	3,550	171
Crane Co	900	201
CSX Corp	34,200	1,626
Cummins Inc	2,538	1,810
Curtiss-Wright Corp	660	500
Deere & Co	4,562	2,894
Delta Air Lines Inc, Cl A	12,121	1,135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Donaldson Co Inc, Cl A	2,200	$197
Dover Corp	2,501	561
Dycom Industries Inc *	560	283
Eaton Corp PLC	7,171	3,056
EMCOR Group Inc	810	672
Emerson Electric Co	10,296	1,474
Equifax Inc	2,239	355
Esab Corp	1,066	105
Everus Construction Group Inc *	975	162
ExlService Holdings Inc *	3,000	78
Expeditors International of Washington Inc	2,500	407
Fastenal Co, Cl A	21,374	1,027
FedEx Corp	3,980	1,246
Fedex Freight Holding Co Inc *	2,010	303
Ferguson Enterprises Inc	3,550	843
Flowserve Corp	2,400	178
Forgent Power Solutions Inc, Cl A *	2,400	134
Fortive Corp	5,559	340
Fortune Brands Innovations Inc	2,361	130
FTAI Aviation Ltd	1,900	514
FTI Consulting Inc *	552	82
Gates Industrial Corp PLC *	4,900	137
GE Vernova Inc	4,949	5,814
Generac Holdings Inc *	1,050	307
General Dynamics Corp	4,687	1,660
General Electric Co	19,014	7,106
Genpact Ltd	2,900	80
GFL Environmental Inc	4,800	177
Graco Inc	3,100	234
GXO Logistics Inc *	2,083	106
Hayward Holdings Inc *	4,000	69
HEICO Corp	800	285
HEICO Corp, Cl A	1,440	371
Hexcel Corp, Cl A	1,400	140
Honeywell Aerospace Inc *	5,901	1,304
Honeywell International Inc	5,901	1,321
Howmet Aerospace Inc	7,300	1,963
Hubbell Inc, Cl B	975	510
Huntington Ingalls Industries Inc, Cl A	737	206
IDEX Corp	1,403	318
IES Holdings Inc *	160	118
Illinois Tool Works Inc	5,279	1,428
Ingersoll Rand Inc	7,149	586
ITT Inc	1,598	316
Jacobs Solutions Inc	2,145	270
JB Hunt Transport Services Inc	1,360	394
Johnson Controls International PLC	11,226	1,640
KARMAN HOLDINGS INC *	950	47
KBR Inc	2,300	79
Kirby Corp *	1,000	136
Knight-Swift Transportation Holdings Inc, Cl A	2,927	228
Kratos Defense & Security Solutions Inc *	3,400	170

SEI Institutional Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
L3Harris Technologies Inc	3,467	$1,007
Landstar System Inc	592	122
Leidos Holdings Inc	2,400	247
Lennox International Inc	591	339
Leonardo DRS Inc	1,500	64
Lincoln Electric Holdings Inc	992	263
Loar Holdings Inc *	735	59
Lockheed Martin Corp	3,736	1,903
Louisiana-Pacific Corp	1,200	94
Lyft Inc, Cl A *	7,200	105
Masco Corp	3,700	301
MasTec Inc *	1,150	478
Middleby Corp/The *	839	144
Modine Manufacturing Co *	1,000	267
MSA Safety Inc	658	115
MSC Industrial Direct Co Inc, Cl A	779	93
Mueller Industries Inc	2,000	246
Nextpower Inc, Cl A *	2,700	322
Nordson Corp	993	300
Norfolk Southern Corp	4,128	1,299
Northrop Grumman Corp	2,448	1,247
nVent Electric PLC	3,000	509
Old Dominion Freight Line Inc, Cl A	3,416	740
Oshkosh Corp	1,200	184
Otis Worldwide Corp	7,026	503
Owens Corning	1,560	248
PACCAR Inc	9,582	1,151
Parker-Hannifin Corp, Cl A	2,342	2,291
Parsons Corp *	600	31
Paychex Inc	5,990	589
Paycom Software Inc	716	90
Paylocity Holding Corp *	785	82
Pentair PLC	3,100	238
Planet Labs PBC *	5,100	169
Powell Industries Inc	520	149
Primoris Services Corp	1,000	99
Quanta Services Inc	2,730	1,966
QXO Inc *	12,000	207
RB Global Inc	3,490	406
RBC Bearings Inc *	560	361
Regal Rexnord Corp	1,200	286
Republic Services Inc	3,688	786
Robert Half Inc	1,900	58
Rocket Lab Corp *	9,900	1,006
Rockwell Automation Inc	2,069	1,024
Rollins Inc	5,600	234
RTX Corp	24,898	4,724
Ryder System Inc	700	185
Saia Inc *	500	211
Schneider National Inc, Cl B	800	29
Science Applications International Corp	800	88
Sensata Technologies Holding PLC	2,650	126
Simpson Manufacturing Co Inc	750	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SiteOne Landscape Supply Inc *	802	$92
Snap-on Inc	939	378
Solv Energy Inc, Cl A *	700	24
Southwest Airlines Co, Cl A	8,644	444
SPX Technologies Inc *	900	221
SS&C Technologies Holdings Inc	3,900	242
StandardAero Inc *	4,450	133
Stanley Black & Decker Inc	2,857	269
Sterling Infrastructure Inc *	560	470
Sunbelt Rentals Holdings Inc	7,600	569
Tetra Tech Inc	5,000	144
Textron Inc	3,238	297
Timken Co/The	1,200	174
Toro Co/The	1,850	180
Trane Technologies PLC	4,057	1,993
TransDigm Group Inc	1,029	1,371
TransUnion	3,700	267
Trex Co Inc *	2,100	105
Uber Technologies Inc *	36,079	2,603
U-Haul Holding Co *	200	13
U-Haul Holding Co, Cl B	1,833	106
UL Solutions Inc, Cl A	1,400	143
Union Pacific Corp	10,886	2,961
United Airlines Holdings Inc *	5,973	812
United Parcel Service Inc, Cl B	13,670	1,470
United Rentals Inc	1,151	1,304
Valmont Industries Inc	359	207
Veralto Corp	4,611	409
Verisk Analytics Inc, Cl A	2,349	422
Vertiv Holdings Co, Cl A	7,080	2,371
Vicor Corp *	400	152
Waste Management Inc	6,850	1,527
Watsco Inc	636	265
Watts Water Technologies Inc, Cl A	520	204
WESCO International Inc	900	311
Westinghouse Air Brake Technologies Corp	3,066	827
WillScot Holdings Corp, Cl A	3,300	95
Woodward Inc	1,102	469
WW Grainger Inc	801	1,090
X-Energy Inc, Cl A *	800	15
XPO Inc *	2,083	428
Xylem Inc/NY	4,388	519
		130,490
Information Technology — 35.3%
Accenture PLC, Cl A	11,279	1,404
Adobe Inc *	7,430	1,523
Advanced Energy Industries Inc	680	254
Advanced Micro Devices Inc *	29,973	17,412
Akamai Technologies Inc *	2,650	313
Allegro MicroSystems Inc *	2,300	160
Amdocs Ltd	2,000	101
Amkor Technology Inc	2,300	198
Amphenol Corp, Cl A	22,564	3,978

22	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	8,997	$3,573
Appfolio Inc, Cl A *	400	64
Apple Inc	266,447	77,099
Applied Digital Corp *	4,700	175
Applied Materials Inc	14,617	10,568
Applied Optoelectronics Inc *	1,400	207
AppLovin Corp, Cl A *	4,410	2,272
Arista Networks Inc *	19,218	3,265
Arrow Electronics Inc, Cl A *	931	199
Astera Labs Inc *	2,849	1,376
Atlassian Corp, Cl A *	3,143	244
Aurora Innovation Inc, Cl A *	21,500	147
Autodesk Inc, Cl A *	3,952	768
Avnet Inc	1,500	133
Bentley Systems Inc, Cl B	2,900	87
BILL Holdings Inc *	1,491	54
BitMine Immersion Technologies Inc	10,400	138
Broadcom Inc	85,730	32,385
Cadence Design Systems Inc *	5,077	1,905
CCC Intelligent Solutions Holdings Inc *	11,800	61
CDW Corp/DE	2,445	344
Ciena Corp *	2,620	1,285
Circle Internet Group Inc, Cl A *	3,300	207
Cirrus Logic Inc *	900	134
Cisco Systems Inc	72,781	8,549
Cloudflare Inc, Cl A *	5,850	1,435
Cognex Corp	3,100	224
Cognizant Technology Solutions Corp, Cl A	8,661	335
Coherent Corp *	3,255	1,284
CoreWeave Inc, Cl A *	6,400	637
Corning Inc, Cl B	14,514	3,707
Credo Technology Group Holding Ltd *	3,000	816
Crowdstrike Holdings Inc, Cl A *	4,601	3,511
Datadog Inc, Cl A *	5,850	1,523
Dell Technologies Inc, Cl C	5,500	2,373
DigitalOcean Holdings Inc *	1,500	236
Docusign Inc, Cl A *	3,770	167
Dolby Laboratories Inc, Cl A	1,153	61
Dropbox Inc, Cl A *	3,200	88
Dynatrace Inc *	5,600	246
Elastic NV *	1,800	103
Enphase Energy Inc *	2,390	118
Entegris Inc	2,750	495
EPAM Systems Inc *	992	79
Everpure Inc, Cl A *	5,850	461
F5 Inc, Cl A *	1,056	439
Fabrinet *	640	360
Fair Isaac Corp *	413	493
Figma Inc, Cl A *	3,900	71
First Solar Inc *	1,900	448
Flex Ltd *	6,750	1,094
FormFactor Inc *	1,400	224
Fortinet Inc *	11,135	1,711

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	1,207	$156
Gen Digital Inc	10,401	259
Gitlab Inc, Cl A *	2,600	79
GLOBALFOUNDRIES Inc	2,300	190
GoDaddy Inc, Cl A *	2,525	214
Guidewire Software Inc *	1,582	195
Hewlett Packard Enterprise Co	24,357	1,099
HP Inc	17,121	376
HubSpot Inc *	941	172
Ingram Micro Holding Corp	350	10
Intel Corp *	80,826	11,286
International Business Machines Corp	17,327	4,873
Intuit Inc	4,959	1,294
IonQ Inc *	6,800	362
IPG Photonics Corp *	472	55
IREN Ltd *	5,900	270
Jabil Inc	1,950	752
Keysight Technologies Inc *	3,152	1,103
KLA Corp	24,100	7,271
Klaviyo, Cl A *	2,600	39
Kyndryl Holdings Inc *	4,577	52
Lam Research Corp	23,040	9,984
Lattice Semiconductor Corp *	2,500	382
Littelfuse Inc	460	209
Lumentum Holdings Inc *	1,300	1,115
MACOM Technology Solutions Holdings Inc *	1,200	456
Manhattan Associates Inc *	1,105	154
Marvell Technology Inc	16,009	4,769
Microchip Technology Inc	9,850	898
Micron Technology Inc	20,773	23,978
Microsoft Corp	136,905	51,068
MKS Inc	1,250	556
MongoDB Inc, Cl A *	1,474	495
Monolithic Power Systems Inc	864	1,194
Motorola Solutions Inc	3,054	1,268
NetApp Inc	3,650	565
Nutanix Inc, Cl A *	4,859	248
NVIDIA Corp	429,890	86,017
Okta Inc, Cl A *	3,116	425
ON Semiconductor Corp *	7,257	686
Onto Innovation Inc *	900	341
Oracle Corp, Cl B	31,323	4,590
Palantir Technologies Inc, Cl A *	40,700	4,748
Palo Alto Networks Inc *	14,846	5,063
Pegasystems Inc	1,700	51
Procore Technologies Inc *	2,450	100
PTC Inc *	2,165	246
Qnity Electronics Inc	3,919	640
Qorvo Inc *	1,524	142
QUALCOMM Inc	19,457	3,595
Ralliant Corp	2,153	159
Rambus Inc *	2,000	265
RingCentral Inc, Cl A	1,355	53

SEI Institutional Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Roper Technologies Inc	1,867	$632
Rubrik Inc, Cl A *	2,700	217
SailPoint Inc *	1,200	18
Salesforce Inc	14,654	2,296
Samsara Inc, Cl A *	6,000	195
Sandisk Corp *	2,667	6,064
Sanmina Corp *	900	228
Semtech Corp *	1,700	275
SentinelOne Inc, Cl A *	5,500	93
ServiceNow Inc *	18,870	1,873
SiTime Corp *	400	298
Skyworks Solutions Inc	2,826	192
Snowflake Inc, Cl A *	6,200	1,578
Strategy Inc, Cl A *	5,851	509
Super Micro Computer Inc *	9,600	282
Synopsys Inc *	3,410	1,521
TD SYNNEX Corp	1,400	374
Teledyne Technologies Inc *	864	576
Teradyne Inc	2,884	1,395
Terawulf Inc *	6,700	165
Texas Instruments Inc	16,707	4,980
Trimble Inc *	4,450	228
TTM Technologies Inc *	1,900	355
Twilio Inc, Cl A *	2,658	548
Tyler Technologies Inc *	820	240
Ubiquiti Inc	60	32
UiPath Inc, Cl A *	7,600	83
Unity Software Inc *	6,153	176
Universal Display Corp	842	73
VeriSign Inc	1,498	377
Viavi Solutions Inc *	4,300	205
Vontier Corp	2,863	83
Western Digital Corp	6,242	3,987
Workday Inc, Cl A *	3,754	460
Zebra Technologies Corp, Cl A *	872	230
Zoom Communications Inc, Cl A *	5,000	432
Zscaler Inc *	1,864	263
		459,421
Materials — 2.1%
Air Products and Chemicals Inc	4,015	1,177
Albemarle Corp	2,220	300
Alcoa Corp	4,855	253
Almonty Industries Inc *	4,000	66
Amcor PLC	8,696	377
Anglogold Ashanti PLC	9,400	760
AptarGroup Inc	1,200	150
Aura Minerals Inc	700	44
Avery Dennison Corp	1,466	238
Axalta Coating Systems Ltd *	4,000	137
Ball Corp	5,035	314
Celanese Corp, Cl A	2,038	94
CF Industries Holdings Inc	2,887	312
Cleveland-Cliffs Inc *	10,350	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coeur Mining Inc	18,900	$308
Corteva Inc	12,324	1,044
CRH PLC	12,300	1,316
Crown Holdings Inc	2,000	224
Dow Inc	13,175	360
DuPont de Nemours Inc	2,613	354
Eagle Materials Inc	559	126
Eastman Chemical Co	2,132	143
Ecolab Inc	4,546	1,267
Element Solutions Inc	4,200	201
Freeport-McMoRan Inc, Cl B	26,352	1,657
Graphic Packaging Holding Co	5,800	61
Hecla Mining Co	11,600	179
International Flavors & Fragrances Inc	4,769	378
International Paper Co	9,791	373
James Hardie Industries PLC *	2,895	76
Linde PLC	8,490	4,406
LyondellBasell Industries NV, Cl A	4,761	251
Martin Marietta Materials Inc, Cl A	1,116	644
Mosaic Co/The	5,900	125
MP Materials Corp *	2,650	148
NewMarket Corp	92	73
Newmont Corp	19,605	1,831
Nucor Corp	4,041	900
Olin Corp	2,100	42
Packaging Corp of America	1,564	373
PPG Industries Inc	4,188	508
Reliance Inc	949	354
Royal Gold Inc, Cl A	1,547	309
RPM International Inc	2,400	267
Scotts Miracle-Gro Co/The, Cl A	877	60
Sherwin-Williams Co/The, Cl A	4,292	1,478
Silgan Holdings Inc	1,630	76
Smurfit WestRock PLC	9,650	446
Solstice Advanced Materials Inc	2,975	264
Sonoco Products Co	1,800	101
Southern Copper Corp	1,527	266
Steel Dynamics Inc	2,499	573
Vulcan Materials Co	2,379	702
Westlake Corp	632	46
		26,629
Real Estate — 2.0%
Agree Realty Corp ‡	2,100	159
Alexandria Real Estate Equities Inc ‡	3,148	166
American Healthcare REIT Inc ‡	3,500	183
American Homes 4 Rent, Cl A ‡	6,500	218
American Tower Corp, Cl A ‡	8,584	1,404
Americold Realty Trust Inc ‡	5,500	86
AvalonBay Communities Inc ‡	2,609	492
Brixmor Property Group Inc ‡	5,600	177
BXP Inc ‡	2,962	196
Camden Property Trust ‡	1,769	203
CBRE Group Inc, Cl A *	5,350	721

24	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CoStar Group Inc *	7,800	$221
Cousins Properties Inc ‡	3,100	93
Crown Castle Inc ‡	8,136	616
CubeSmart ‡	4,200	167
Digital Realty Trust Inc, Cl A ‡	6,423	1,153
EastGroup Properties Inc ‡	1,000	203
EPR Properties, Cl A ‡	1,400	81
Equinix Inc ‡	1,826	1,903
Equity LifeStyle Properties Inc ‡	3,600	232
Equity Residential ‡	6,833	464
Essex Property Trust Inc ‡	1,127	329
Extra Space Storage Inc ‡	3,865	562
Federal Realty Investment Trust ‡	1,546	191
Fermi Inc *‡	700	6
First Industrial Realty Trust Inc ‡	2,400	147
Gaming and Leisure Properties Inc ‡	5,010	223
Healthcare Realty Trust Inc, Cl A ‡	6,050	122
Healthpeak Properties Inc ‡	13,120	281
Host Hotels & Resorts Inc ‡	12,752	302
Howard Hughes Holdings Inc *	563	40
Invitation Homes Inc ‡	11,350	343
Iron Mountain Inc ‡	5,500	695
Janus Living Inc, Cl A ‡	900	26
Jones Lang LaSalle Inc *	873	271
Kilroy Realty Corp ‡	2,200	82
Kimco Realty Corp ‡	12,605	320
Lamar Advertising Co, Cl A ‡	1,650	257
Lineage Inc ‡	1,300	56
Medical Properties Trust Inc ‡	9,635	45
Mid-America Apartment Communities Inc ‡	2,200	306
Millrose Properties Inc ‡	2,951	89
National Storage Affiliates Trust ‡	1,400	62
NNN REIT Inc ‡	3,500	163
Omega Healthcare Investors Inc ‡	5,545	264
Prologis Inc ‡	17,262	2,338
Public Storage ‡	2,917	929
Rayonier Inc ‡	5,755	122
Realty Income Corp ‡	17,113	1,060
Regency Centers Corp ‡	3,400	271
Rexford Industrial Realty Inc ‡	4,350	146
SBA Communications Corp, Cl A ‡	1,987	351
Simon Property Group Inc ‡	5,835	1,305
STAG Industrial Inc ‡	3,600	137
Sun Communities Inc ‡	2,283	274
UDR Inc ‡	6,200	247
Ventas Inc ‡	8,790	781
VICI Properties Inc, Cl A ‡	20,194	536
Vornado Realty Trust ‡	3,300	130
Welltower Inc ‡	12,850	2,917
Weyerhaeuser Co ‡	13,497	323
WP Carey Inc ‡	4,090	292
Zillow Group Inc, Cl A *	1,000	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zillow Group Inc, Cl C *	3,100	$98
		26,608
Utilities — 2.1%
AES Corp/The	13,200	193
Alliant Energy Corp	4,771	364
Ameren Corp	5,025	568
American Electric Power Co Inc	9,929	1,358
American Water Works Co Inc	3,615	476
Atmos Energy Corp	3,016	520
Brookfield Renewable Corp	2,600	97
CenterPoint Energy Inc	12,155	535
Clearway Energy Inc, Cl C	2,250	77
CMS Energy Corp	5,710	437
Consolidated Edison Inc	6,679	739
Constellation Energy Corp	5,843	1,451
Dominion Energy Inc	15,952	1,089
DTE Energy Co	3,813	581
Duke Energy Corp	14,362	1,818
Edison International	7,149	532
Entergy Corp	8,278	951
Essential Utilities Inc	5,200	199
Evergy Inc	4,317	373
Eversource Energy	6,998	506
Exelon Corp	18,789	876
FirstEnergy Corp	10,300	490
IDACORP Inc, Cl A	1,000	151
MDU Resources Group Inc	4,000	85
National Fuel Gas Co	1,800	139
NextEra Energy Inc	38,455	3,375
NiSource Inc	9,000	428
NRG Energy Inc	3,750	548
OGE Energy Corp	3,900	190
Oklo Inc, Cl A *	2,600	136
PG&E Corp	40,956	689
Pinnacle West Capital Corp	2,200	235
PPL Corp	13,803	502
Public Service Enterprise Group Inc	9,304	755
Sempra	12,162	1,128
Southern Co/The	20,562	1,968
Talen Energy Corp *	860	330
UGI Corp	4,030	139
Vistra Corp	6,219	987
WEC Energy Group Inc	6,034	705
Xcel Energy Inc	11,040	886
		27,606

Total Common Stock
(Cost $465,369) ($ Thousands)		1,277,761

Number of Rights
RIGHTS — 0.0%
Apellis Pharma CVR *‡‡	2,100	–

SEI Institutional Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Large Cap Index Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Holx CVR *‡‡	4,200	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	22,506,417	22,506
Total Cash Equivalent
(Cost $22,506) ($ Thousands)		22,506
Total Investments in Securities — 99.8%
(Cost $487,875) ($ Thousands)		$1,300,267

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	47	Sep-2026	$17,700	$17,738	$38
S&P Mid Cap 400 Index E-Mini	13	Sep-2026	4,982	5,051	69
			$22,682	$22,789	$107

Percentages are based on Net Assets of $1,302,232 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Investments Co	$170	$—	$(6)	$—	$3	$167	$2	$3
SEI Daily Income Trust, Government Fund, Institutional Class	21,151	152,591	(151,236)	—	—	22,506	38	—
Totals	$21,321	$152,591	$(151,242)	$—	$3	$22,673	$40	$3

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

26	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 10.2%
Alphabet Inc, Cl A	460,476	$164,560
Alphabet Inc, Cl C	225,016	79,505
AT&T Inc	1,536,958	31,815
BCE Inc	554,468	11,927
Charter Communications Inc, Cl A *	12,696	1,805
Comcast Corp, Cl A	753,477	18,498
Electronic Arts Inc	39,546	8,109
Fox Corp, Cl A	194,181	10,128
Match Group Inc	356,889	13,580
Meta Platforms Inc, Cl A	111,272	62,678
Netflix Inc *	474,994	33,915
New York Times Co/The, Cl A	8,214	575
Omnicom Group Inc	125,706	9,155
Roku Inc, Cl A *	2,847	393
Sirius XM Holdings Inc	66,099	1,953
Verizon Communications Inc	97,068	4,110
Versant Media Group Inc	118,305	4,260
Walt Disney Co/The	72,877	7,014
Warner Bros Discovery Inc *	1,202	32
		464,012
Consumer Discretionary — 10.6%
Abercrombie & Fitch Co, Cl A *	42,400	3,816
ADT Inc	655,135	4,258
Airbnb Inc, Cl A *	63,004	9,016
Amazon.com Inc, Cl A *	529,196	126,129
AutoZone Inc *	10,038	32,081
Best Buy Co Inc	44,137	3,349
Bloomin' Brands Inc	36,298	332
Booking Holdings Inc	65,496	11,674
BorgWarner Inc	71,039	4,717
Deckers Outdoor Corp *	2,386	237
Dick's Sporting Goods Inc	41,612	9,438
Domino's Pizza Inc	16,892	5,001
DR Horton Inc	16,198	2,638
eBay Inc	245,611	27,447
Expedia Group Inc	11,465	2,934
Ford Motor Co	46,816	651
General Motors Co	277,722	21,407
Genuine Parts Co	79,642	9,396
Harley-Davidson Inc, Cl A	88,020	2,153
Hilton Worldwide Holdings Inc	40,812	13,487
Home Depot Inc/The	27,536	9,711
KB Home	120,903	7,567
Lowe's Cos Inc	154,550	34,077
Magna International Inc, Cl A	76,294	5,009
Mattel Inc *	124,237	1,724
NIKE Inc, Cl B	329,743	13,536
O'Reilly Automotive Inc *	28,590	2,633
Phinia Inc	7,745	638
PulteGroup Inc	70,134	9,623
PVH Corp	89,422	6,641

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ralph Lauren Corp, Cl A	24,394	$9,792
Ross Stores Inc	37,237	7,926
Starbucks Corp	40,046	4,092
Tapestry Inc	110,372	16,156
TJX Cos Inc/The	269,662	40,854
Ulta Beauty Inc *	13,679	6,169
VF Corp	232,921	3,885
Yum! Brands Inc	70,220	11,225
		481,419
Consumer Staples — 5.4%
Altria Group Inc	422,820	30,422
Archer-Daniels-Midland Co	50,878	3,887
Campbell's Company/The	9,542	213
Coca-Cola Co/The	108,858	8,847
Colgate-Palmolive Co	98,555	9,036
Conagra Brands Inc	26,312	354
Constellation Brands Inc, Cl A	10,975	1,527
Costco Wholesale Corp	9,292	8,692
Diageo PLC ADR	2,364	190
Dollar General Corp	95,162	10,954
Estee Lauder Cos Inc/The, Cl A	2,878	227
Hershey Co/The	26,426	4,636
Ingredion Inc	26,094	2,471
Kimberly-Clark Corp	47,002	5,159
Kroger Co/The	355,798	19,758
Lamb Weston Holdings Inc	16,377	707
Magnum Ice Cream Co NV *	15,319	267
Molson Coors Beverage Co, Cl B	246,452	9,602
Mondelez International Inc, Cl A	24,475	1,416
Monster Beverage Corp *	85,008	8,171
PepsiCo Inc	162,587	22,014
Philip Morris International Inc	161,541	29,224
Procter & Gamble Co/The	179,078	26,260
Target Corp, Cl A	53,833	7,031
Tyson Foods Inc, Cl A	21,116	1,209
Unilever PLC ADR	350,642	21,081
Walmart Inc	127,956	14,492
		247,847
Energy — 2.4%
APA Corp	33,727	1,098
Canadian Natural Resources Ltd	178,221	7,040
Chevron Corp	131,199	21,748
ConocoPhillips	179,580	18,669
Devon Energy Corp	127,504	5,268
Exxon Mobil Corp	112,652	15,402
Halliburton Co	361,523	12,274
HF Sinclair Corp	40,846	2,845
Marathon Petroleum Corp	55,200	14,113
Phillips 66	14,701	2,485
Scorpio Tankers Inc	16,509	1,143
Valero Energy Corp	24,115	6,281
		108,366

SEI Institutional Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 13.5%
Allstate Corp/The	49,660	$11,816
American Financial Group Inc/OH	11,100	1,553
Ameriprise Financial Inc	13,265	6,085
Annaly Capital Management Inc ‡	110,861	2,479
Bank of America Corp	842,336	47,996
Bank of New York Mellon Corp/The	82,180	11,884
Berkshire Hathaway Inc, Cl B *	64,666	32,358
Chubb Ltd	17,073	5,817
Citigroup Inc	394,108	55,159
CME Group Inc, Cl A	77,815	17,184
Fifth Third Bancorp	106,076	5,980
First Horizon Corp	3,005	77
Global Payments Inc	137,935	10,009
Goldman Sachs Group Inc/The	21,644	21,890
Hartford Insurance Group Inc/The	66,936	8,870
Intercontinental Exchange Inc	50,750	6,248
Jack Henry & Associates Inc	12,422	1,711
JPMorgan Chase & Co	146,435	47,933
KKR & Co Inc	19,666	1,805
Marsh & McLennan Cos Inc	26,931	4,489
Mastercard Inc, Cl A	103,450	53,132
Moody's Corp	143,750	65,107
Morgan Stanley	225,435	47,125
MSCI Inc, Cl A	21,417	11,994
Navient Corp	12,251	104
PNC Financial Services Group Inc/The	31,599	7,780
Progressive Corp/The	4,956	1,083
Prudential Financial Inc	17,700	1,910
Regions Financial Corp	307,300	9,281
S&P Global Inc	10,324	4,205
State Street Corp	6,173	1,047
Travelers Cos Inc/The	58,288	19,242
Truist Financial Corp	124,143	6,185
Visa Inc, Cl A	218,458	74,951
Voya Financial Inc	24,909	2,255
Wells Fargo & Co	92,870	7,675
		614,419
Health Care — 11.0%
Becton Dickinson & Co	60,525	9,159
BioMarin Pharmaceutical Inc *	78,564	4,495
Cardinal Health Inc	36,074	8,570
Cencora Inc, Cl A	67,469	19,092
Centene Corp *	811	52
Cigna Group/The	27,340	7,537
CVS Health Corp	187,955	19,444
Danaher Corp, Cl A	49,736	9,474
Dexcom Inc *	89,816	6,049
Edwards Lifesciences Corp, Cl A *	61,914	5,601
Eli Lilly & Co	10,868	13,035
Exelixis Inc *	389,118	21,172
Genmab A/S ADR *	72,944	2,004
Gilead Sciences Inc	177,539	22,430

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HCA Healthcare Inc	19,664	$7,667
Humana Inc	11,818	4,694
ICON PLC *	50,466	8,766
IDEXX Laboratories Inc *	12,340	6,496
Incyte Corp *	31,882	3,614
Intuitive Surgical Inc *	20,368	8,100
Jazz Pharmaceuticals PLC *	15,524	3,741
Johnson & Johnson	392,214	99,611
McKesson Corp	12,923	9,765
Medtronic PLC	160,077	12,523
Merck & Co Inc	357,053	45,881
Mettler-Toledo International Inc *	37,912	48,433
Neurocrine Biosciences Inc *	2,838	478
Novartis AG ADR	32,225	5,050
Novo Nordisk A/S ADR	51,225	2,456
Pfizer Inc	628,557	15,136
ResMed Inc	34,709	6,764
Royalty Pharma PLC, Cl A	115,222	6,460
Sanofi SA ADR	124,277	5,302
STERIS PLC	12,719	2,678
Stryker Corp	14,327	4,511
United Therapeutics Corp *	13,931	7,548
UnitedHealth Group Inc	66,378	27,589
Vertex Pharmaceuticals Inc *	2,576	1,280
Viatris Inc, Cl W	270,899	4,302
Zoetis Inc, Cl A	33,352	2,397
		499,356
Industrials — 10.9%
A O Smith Corp	149,000	9,345
AerCap Holdings NV	69,368	10,113
AGCO Corp	46,229	5,534
Allegion PLC	34,434	4,838
Allison Transmission Holdings Inc	5,744	648
AMETEK Inc	18,261	4,418
Armstrong World Industries Inc	3,427	550
Carrier Global Corp	294,041	21,568
Caterpillar Inc, Cl A	25,261	26,900
CNH Industrial NV	647,346	7,270
Copart Inc *	93,866	2,646
Cummins Inc	8,214	5,858
Deere & Co	5,837	3,703
Delta Air Lines Inc, Cl A	128,910	12,074
Donaldson Co Inc, Cl A	77,081	6,920
Eaton Corp PLC	11,035	4,702
FedEx Corp	20,626	6,459
Fedex Freight Holding Co Inc *	10,313	1,557
Fortive Corp	40,337	2,464
General Electric Co	89,899	33,598
Genpact Ltd	950	26
Graco Inc	468,360	35,413
HEICO Corp	17,061	6,077
Huntington Ingalls Industries Inc, Cl A	12,706	3,556
Illinois Tool Works Inc	47,481	12,842

28	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson Controls International PLC	128,509	$18,776
L3Harris Technologies Inc	16,520	4,801
Lincoln Electric Holdings Inc	14,719	3,908
Lockheed Martin Corp	15,688	7,992
Masco Corp	67,843	5,520
Matson Inc	1,938	373
Middleby Corp/The *	37,114	6,384
Mueller Industries Inc	8,085	994
Nordson Corp	52,841	15,942
Northrop Grumman Corp	10,155	5,172
Oshkosh Corp	8,954	1,374
Otis Worldwide Corp	56,113	4,018
Owens Corning	28,190	4,481
PACCAR Inc	40,000	4,805
Parker-Hannifin Corp, Cl A	4,052	3,963
Regal Rexnord Corp	3,646	868
Republic Services Inc	25,679	5,472
Rockwell Automation Inc	31,910	15,798
Rollins Inc	6,310	263
RTX Corp	157,261	29,837
Ryder System Inc	37,606	9,919
Science Applications International Corp	15,960	1,762
Siemens AG ADR	106,282	17,102
Snap-on Inc	20,338	8,184
Southwest Airlines Co, Cl A	65,460	3,366
Textron Inc	127,744	11,718
Trane Technologies PLC	26,477	13,004
TransDigm Group Inc	19,155	25,515
United Airlines Holdings Inc *	42,201	5,739
United Parcel Service Inc, Cl B	14,990	1,611
Veralto Corp	79,201	7,024
Waste Management Inc	18,232	4,064
WW Grainger Inc	14,507	19,735
		498,563
Information Technology — 30.7%
Adobe Inc *	143,585	29,438
Amkor Technology Inc	59,364	5,119
Amphenol Corp, Cl A	210,706	37,152
Analog Devices Inc	77,993	30,976
Apple Inc	616,502	178,391
Applied Materials Inc	35,464	25,640
AppLovin Corp, Cl A *	1,977	1,019
Arista Networks Inc *	82,244	13,972
Arrow Electronics Inc, Cl A *	36,072	7,698
Autodesk Inc, Cl A *	22,541	4,382
BILL Holdings Inc *	80,480	2,910
Broadcom Inc	173,677	65,606
Cadence Design Systems Inc *	1,562	586
Ciena Corp *	7,526	3,692
Cirrus Logic Inc *	64,986	9,652
Cisco Systems Inc	551,911	64,827
Cognizant Technology Solutions Corp, Cl A	8,912	345
Corning Inc, Cl B	90,412	23,094

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dell Technologies Inc, Cl C	19,571	$8,444
Dolby Laboratories Inc, Cl A	349,053	18,353
Dropbox Inc, Cl A *	564,291	15,501
F5 Inc, Cl A *	69,534	28,923
Fair Isaac Corp *	470	562
Flex Ltd *	172,488	27,955
Fortinet Inc *	64,197	9,862
Gen Digital Inc	646,348	16,088
Hewlett Packard Enterprise Co	224,388	10,122
HP Inc	375,276	8,234
International Business Machines Corp	6,932	1,949
Intuit Inc	39,613	10,339
Jabil Inc	39,885	15,375
KLA Corp	42,516	12,828
Lam Research Corp	153,564	66,544
Manhattan Associates Inc *	108,588	15,121
Micron Technology Inc	44,959	51,896
Microsoft Corp	473,853	176,757
Motorola Solutions Inc	47,288	19,638
NetApp Inc	126,948	19,646
NVIDIA Corp	779,744	156,019
ON Semiconductor Corp *	98,768	9,338
Oracle Corp, Cl B	127,380	18,668
Pegasystems Inc	120,987	3,626
QUALCOMM Inc	162,953	30,112
RingCentral Inc, Cl A	5,220	203
Roper Technologies Inc	57,833	19,570
Salesforce Inc	89,239	13,980
Skyworks Solutions Inc	158,918	10,775
Taiwan Semiconductor Manufacturing Co Ltd ADR	47,561	22,714
TD SYNNEX Corp	57,702	15,426
Teledyne Technologies Inc *	30,248	20,172
Texas Instruments Inc	15,041	4,483
Ubiquiti Inc	1,728	923
Universal Display Corp	38,680	3,349
VeriSign Inc	36,841	9,268
Vontier Corp	702,501	20,373
		1,397,635
Materials — 2.0%
Celanese Corp, Cl A	73,113	3,363
Corteva Inc	20,004	1,694
Crown Holdings Inc	14,790	1,654
Eastman Chemical Co	31,433	2,105
Ecolab Inc	24,341	6,782
Linde PLC	71,875	37,299
Newmont Corp	45,115	4,214
O-I Glass Inc, Cl I *	71,590	689
Reliance Inc	5,555	2,075
Sherwin-Williams Co/The, Cl A	67,820	23,352
Steel Dynamics Inc	28,213	6,474

SEI Institutional Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sylvamo Corp	12,276	$464
		90,165
Real Estate — 0.5%
American Tower Corp, Cl A ‡	7,500	1,227
Brandywine Realty Trust ‡	24,300	77
CBRE Group Inc, Cl A *	41,173	5,546
Crown Castle Inc ‡	34,157	2,587
Equinix Inc ‡	1,186	1,236
Healthpeak Properties Inc ‡	140,540	3,008
Omega Healthcare Investors Inc ‡	48,451	2,310
Public Storage ‡	4,106	1,307
SBA Communications Corp, Cl A ‡	9,373	1,654
Welltower Inc ‡	12,149	2,757
		21,709
Utilities — 1.7%
American Electric Power Co Inc	57,553	7,874
Duke Energy Corp	14,984	1,897
Edison International	69,267	5,157
Entergy Corp	22,430	2,576
Eversource Energy	150,510	10,877
Exelon Corp	93,096	4,340
FirstEnergy Corp	160,902	7,649
National Fuel Gas Co	97,314	7,514
NextEra Energy Inc	123,716	10,859
NRG Energy Inc	89,864	13,125
Vistra Corp	40,284	6,390
Xcel Energy Inc	21,754	1,747
		80,005

Total Common Stock
(Cost $1,798,175) ($ Thousands)		4,503,496

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	43,938,349	43,938
Total Cash Equivalent
(Cost $43,938) ($ Thousands)		43,938
Total Investments in Securities — 99.9%
(Cost $1,842,113) ($ Thousands)		$4,547,434

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	100	Sep-2026	$37,499	$37,741	$242

Percentages are based on Net Assets of $4,550,838 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

30	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,333	$829,610	$(832,005)	$—	$—	$43,938	$1,586	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 9.5%
Alphabet Inc, Cl A	98,080	$35,051
Alphabet Inc, Cl C	79,057	27,933
AT&T Inc	116,143	2,404
Charter Communications Inc, Cl A *	1,462	208
Comcast Corp, Cl A	59,515	1,461
EchoStar Corp, Cl A *	2,300	233
Electronic Arts Inc	3,758	771
Fox Corp, Cl A	3,466	181
Fox Corp, Cl B	2,381	112
Live Nation Entertainment Inc *	2,690	493
Meta Platforms Inc, Cl A	36,734	20,692
Netflix Inc *	70,400	5,027
News Corp, Cl A	6,375	158
News Corp, Cl B	2,100	59
Omnicom Group Inc	4,832	352
Paramount Skydance Corp, Cl B	5,931	58
Take-Two Interactive Software Inc, Cl A *	2,920	730
TKO Group Holdings Inc, Cl A	1,040	209
T-Mobile US Inc	7,766	1,303
Trade Desk Inc/The, Cl A *	7,550	136
Verizon Communications Inc	69,811	2,956
Walt Disney Co/The	29,021	2,793
Warner Bros Discovery Inc *	41,374	1,103
		104,423
Consumer Discretionary — 9.1%
Airbnb Inc, Cl A *	6,980	999
Amazon.com Inc, Cl A *	163,743	39,026
Aptiv PLC *	3,650	224
AutoZone Inc *	276	882
Best Buy Co Inc	3,354	254
Booking Holdings Inc	12,950	2,308
Carnival Corp Ltd	21,274	608
Carvana Co, Cl A *	11,950	787
Chipotle Mexican Grill Inc, Cl A *	21,630	735
Darden Restaurants Inc	1,948	401
Deckers Outdoor Corp *	2,456	244
Domino's Pizza Inc	525	155
DoorDash Inc, Cl A *	6,310	1,164
DR Horton Inc	4,448	724
eBay Inc	7,409	828
Expedia Group Inc	1,905	487
Ford Motor Co	65,320	908
Garmin Ltd	2,741	651
General Motors Co	15,047	1,160
Genuine Parts Co	2,276	269
Hasbro Inc	2,296	190
Hilton Worldwide Holdings Inc	3,810	1,259
Home Depot Inc/The	16,649	5,872
Las Vegas Sands Corp	4,950	229
Lennar Corp, Cl A	3,690	334
Lowe's Cos Inc	9,363	2,064

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	1,730	$198
Marriott International Inc/MD, Cl A	3,650	1,353
McDonald's Corp	11,882	3,212
MGM Resorts International *	3,300	158
NIKE Inc, Cl B	20,140	827
Norwegian Cruise Line Holdings Ltd *	7,780	164
NVR Inc *	41	279
O'Reilly Automotive Inc *	13,830	1,274
PulteGroup Inc	3,169	435
Ralph Lauren Corp, Cl A	665	267
Ross Stores Inc	5,369	1,143
Royal Caribbean Cruises Ltd	4,170	1,324
Starbucks Corp	19,035	1,945
Tapestry Inc	3,429	502
Tesla Inc *	47,089	19,806
TJX Cos Inc/The	18,489	2,801
Tractor Supply Co	8,710	275
Ulta Beauty Inc *	728	328
Williams-Sonoma Inc	1,950	455
Wynn Resorts Ltd	1,429	139
Yum! Brands Inc	4,600	735
		100,382
Consumer Staples — 4.5%
Altria Group Inc	27,913	2,008
Archer-Daniels-Midland Co	8,138	622
Brown-Forman Corp, Cl B	2,915	78
Bunge Global SA	2,330	249
Casey's General Stores Inc	610	485
Church & Dwight Co Inc	3,976	385
Clorox Co/The	2,092	200
Coca-Cola Co/The	64,754	5,263
Colgate-Palmolive Co	13,355	1,224
Constellation Brands Inc, Cl A	2,387	332
Costco Wholesale Corp	7,420	6,941
Dollar General Corp	3,741	431
Dollar Tree Inc *	3,084	373
Estee Lauder Cos Inc/The, Cl A	4,110	324
General Mills Inc	8,876	309
Hershey Co/The	2,522	442
Hormel Foods Corp	4,808	119
J M Smucker Co/The	1,853	208
Kenvue Inc	32,380	619
Keurig Dr Pepper Inc	22,960	751
Kimberly-Clark Corp	5,613	616
Kraft Heinz Co/The	14,398	340
Kroger Co/The	9,616	534
McCormick & Co Inc/MD	4,332	218
Molson Coors Beverage Co, Cl B	2,711	106
Mondelez International Inc, Cl A	21,430	1,239
Monster Beverage Corp *	11,918	1,146
PepsiCo Inc	22,849	3,094
Philip Morris International Inc	26,056	4,714
Procter & Gamble Co/The	38,947	5,711

32	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sysco Corp	7,970	$666
Target Corp, Cl A	7,638	998
Tyson Foods Inc, Cl A	4,683	268
Walmart Inc	73,323	8,305
		49,318
Energy — 2.9%
APA Corp	6,131	200
Baker Hughes Co, Cl A	16,709	927
Chevron Corp	31,296	5,188
ConocoPhillips	20,354	2,116
Devon Energy Corp	19,467	804
Diamondback Energy Inc, Cl A	3,241	570
EOG Resources Inc	8,957	1,162
EQT Corp	10,570	562
Expand Energy Corp	4,000	365
Exxon Mobil Corp	69,310	9,476
Halliburton Co	14,142	480
Kinder Morgan Inc	32,682	1,045
Marathon Petroleum Corp	4,908	1,255
Occidental Petroleum Corp	12,142	590
ONEOK Inc	10,629	924
Phillips 66	6,687	1,130
SLB Ltd, Cl A	24,960	1,160
Targa Resources Corp	3,580	960
Texas Pacific Land Corp	960	420
Valero Energy Corp	4,953	1,290
Williams Cos Inc/The	20,437	1,519
		32,143
Financials — 11.5%
Aflac Inc	7,694	902
Allstate Corp/The	4,299	1,023
American Express Co	8,903	3,011
American International Group Inc	8,845	659
Ameriprise Financial Inc	1,505	690
Aon PLC, Cl A	3,572	1,185
Apollo Global Management Inc	7,690	910
Arch Capital Group Ltd *	5,830	566
Ares Management Corp, Cl A	3,500	390
Arthur J Gallagher & Co	4,329	994
Assurant Inc	855	230
Bank of America Corp	109,171	6,221
Bank of New York Mellon Corp/The	11,459	1,657
Berkshire Hathaway Inc, Cl B *	30,655	15,339
Blackrock Inc	2,408	2,315
Blackstone Inc, Cl A	12,400	1,459
Block Inc, Cl A *	8,920	678
Brown & Brown Inc	4,840	310
Capital One Financial Corp	10,395	2,085
Cboe Global Markets Inc	1,750	425
Charles Schwab Corp/The	27,315	2,520
Chubb Ltd	6,036	2,057
Cincinnati Financial Corp	2,583	478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Citigroup Inc	28,516	$3,991
Citizens Financial Group Inc	7,180	503
CME Group Inc, Cl A	6,052	1,336
Coinbase Global Inc, Cl A *	3,750	548
Corpay Inc *	1,109	370
Erie Indemnity Co, Cl A	440	106
Everest Group Ltd	677	242
FactSet Research Systems Inc	630	145
Fidelity National Information Services Inc, Cl B	8,745	340
Fifth Third Bancorp	15,201	857
Fiserv Inc, Cl A *	8,885	436
Franklin Resources Inc	5,188	173
Global Payments Inc	3,913	284
Globe Life Inc	1,289	230
Goldman Sachs Group Inc/The	4,930	4,986
Hartford Insurance Group Inc/The	4,576	606
Huntington Bancshares Inc/OH	34,274	608
Interactive Brokers Group Inc, Cl A	7,520	655
Intercontinental Exchange Inc	9,433	1,161
Invesco Ltd	7,616	201
Jack Henry & Associates Inc	1,250	172
JPMorgan Chase & Co	44,808	14,667
KeyCorp	15,333	353
KKR & Co Inc	11,600	1,065
Loews Corp	2,842	322
M&T Bank Corp	2,474	589
Marsh & McLennan Cos Inc	8,039	1,340
Mastercard Inc, Cl A	13,483	6,925
MetLife Inc	9,089	769
Moody's Corp	2,511	1,137
Morgan Stanley	20,050	4,191
MSCI Inc, Cl A	1,208	677
Nasdaq Inc, Cl A	7,577	597
Northern Trust Corp	3,129	544
PayPal Holdings Inc	14,939	645
PNC Financial Services Group Inc/The	6,743	1,660
Principal Financial Group Inc, Cl A	3,277	353
Progressive Corp/The	9,757	2,131
Prudential Financial Inc	5,876	634
Raymond James Financial Inc	2,958	450
Regions Financial Corp	14,203	429
Robinhood Markets Inc, Cl A *	13,210	1,325
S&P Global Inc	5,075	2,067
State Street Corp	4,625	784
Synchrony Financial	5,663	431
T Rowe Price Group Inc	3,563	405
Travelers Cos Inc/The	3,546	1,171
Truist Financial Corp	20,796	1,036
US Bancorp	25,938	1,567
Visa Inc, Cl A	27,757	9,523
W R Berkley Corp	5,030	355
Wells Fargo & Co	51,160	4,228

SEI Institutional Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	1,579	$413
		126,837
Health Care — 8.7%
Abbott Laboratories	29,122	2,643
AbbVie Inc	29,539	7,433
Agilent Technologies Inc	4,765	633
Align Technology Inc *	1,136	192
Amgen Inc, Cl A	9,019	3,266
Baxter International Inc	8,835	188
Becton Dickinson & Co	4,618	699
Biogen Inc *	2,496	539
Bio-Techne Corp	2,702	191
Boston Scientific Corp *	24,822	1,059
Bristol-Myers Squibb Co	34,123	1,966
Cardinal Health Inc	3,899	926
Cencora Inc, Cl A	3,247	919
Centene Corp *	7,899	507
Charles River Laboratories International Inc *	800	181
Cigna Group/The	4,443	1,225
Cooper Cos Inc/The *	3,366	241
CVS Health Corp	21,327	2,206
Danaher Corp, Cl A	10,517	2,003
DaVita Inc *	556	124
Dexcom Inc *	6,482	437
Edwards Lifesciences Corp, Cl A *	9,602	869
Elevance Health Inc	3,633	1,405
Eli Lilly & Co	13,223	15,860
GE HealthCare Technologies Inc	7,702	493
Gilead Sciences Inc	20,744	2,621
HCA Healthcare Inc	2,591	1,010
Henry Schein Inc *	1,700	142
Humana Inc	2,001	795
IDEXX Laboratories Inc *	1,332	701
Incyte Corp *	2,780	315
Insulet Corp *	1,200	183
Intuitive Surgical Inc *	5,929	2,358
IQVIA Holdings Inc *	2,776	536
Johnson & Johnson	40,265	10,226
Labcorp Holdings Inc	1,360	381
McKesson Corp	2,014	1,522
Medtronic PLC	21,449	1,678
Merck & Co Inc	41,291	5,306
Mettler-Toledo International Inc *	337	430
Moderna Inc *	6,020	422
Pfizer Inc	95,257	2,294
Quest Diagnostics Inc	1,864	395
Regeneron Pharmaceuticals Inc	1,677	1,046
ResMed Inc	2,439	475
Revvity Inc	1,848	206
Solventum Corp *	2,542	196
STERIS PLC	1,625	342
Stryker Corp	5,766	1,815

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Thermo Fisher Scientific Inc	6,209	$3,113
UnitedHealth Group Inc	15,193	6,315
Universal Health Services Inc, Cl B	950	141
Veeva Systems Inc, Cl A *	2,500	444
Vertex Pharmaceuticals Inc *	4,247	2,110
Viatris Inc, Cl W	19,967	317
Waters Corp *	1,654	620
West Pharmaceutical Services Inc	1,166	419
Zimmer Biomet Holdings Inc	3,234	278
Zoetis Inc, Cl A	6,990	502
		95,859
Industrials — 8.7%
3M Co	8,721	1,412
A O Smith Corp	1,900	119
Allegion PLC	1,470	207
AMETEK Inc	3,820	924
Automatic Data Processing Inc	6,705	1,502
Axon Enterprise Inc *	1,327	744
Boeing Co/The *	13,176	2,852
Broadridge Financial Solutions Inc	1,924	263
Builders FirstSource Inc *	1,780	159
Carrier Global Corp	13,041	957
Caterpillar Inc, Cl A	7,701	8,201
CH Robinson Worldwide Inc	1,965	370
Cintas Corp	5,668	964
Comfort Systems USA Inc	590	1,169
Copart Inc *	15,030	424
CSX Corp	31,039	1,475
Cummins Inc	2,301	1,641
Deere & Co	4,198	2,663
Delta Air Lines Inc, Cl A	10,973	1,028
Dover Corp	2,277	511
Eaton Corp PLC	6,500	2,770
EMCOR Group Inc	740	614
Emerson Electric Co	9,345	1,338
Equifax Inc	2,009	319
Expeditors International of Washington Inc	2,217	361
Fastenal Co, Cl A	19,156	920
FedEx Corp	3,651	1,143
Fedex Freight Holding Co Inc *	1,795	271
Fortive Corp	5,057	309
GE Vernova Inc	4,485	5,269
Generac Holdings Inc *	974	285
General Dynamics Corp	4,234	1,500
General Electric Co	17,442	6,519
Honeywell Aerospace Inc *	5,369	1,187
Honeywell International Inc	5,369	1,202
Howmet Aerospace Inc	6,688	1,798
Hubbell Inc, Cl B	880	460
Huntington Ingalls Industries Inc, Cl A	647	181
IDEX Corp	1,220	277
Illinois Tool Works Inc	4,375	1,183
Ingersoll Rand Inc	5,993	491

34	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jacobs Solutions Inc	2,032	$256
JB Hunt Transport Services Inc	1,251	362
Johnson Controls International PLC	10,182	1,488
L3Harris Technologies Inc	3,119	906
Leidos Holdings Inc	2,083	214
Lennox International Inc	532	305
Lockheed Martin Corp	3,382	1,723
Masco Corp	3,354	273
Nordson Corp	900	272
Norfolk Southern Corp	3,746	1,178
Northrop Grumman Corp	2,244	1,143
Old Dominion Freight Line Inc, Cl A	3,098	671
Otis Worldwide Corp	6,390	458
PACCAR Inc	8,780	1,055
Parker-Hannifin Corp, Cl A	2,116	2,070
Paychex Inc	5,479	539
Pentair PLC	2,676	205
Quanta Services Inc	2,508	1,806
Republic Services Inc	3,343	712
Rockwell Automation Inc	1,856	919
Rollins Inc	5,050	211
RTX Corp	22,517	4,272
Snap-on Inc	867	349
Southwest Airlines Co, Cl A	8,272	425
Stanley Black & Decker Inc	2,658	250
Textron Inc	2,877	264
Trane Technologies PLC	3,690	1,812
TransDigm Group Inc	925	1,232
Uber Technologies Inc *	34,029	2,456
Union Pacific Corp	9,921	2,699
United Airlines Holdings Inc *	5,470	744
United Parcel Service Inc, Cl B	12,488	1,342
United Rentals Inc	1,042	1,180
Veralto Corp	4,180	371
Verisk Analytics Inc, Cl A	2,176	391
Vertiv Holdings Co, Cl A	6,450	2,160
Waste Management Inc	6,164	1,374
Westinghouse Air Brake Technologies Corp	2,861	771
WW Grainger Inc	722	982
Xylem Inc/NY	3,950	467
		96,289
Information Technology — 37.2%
Accenture PLC, Cl A	10,256	1,276
Adobe Inc *	6,747	1,383
Advanced Micro Devices Inc *	27,271	15,842
Akamai Technologies Inc *	2,404	284
Amphenol Corp, Cl A	20,560	3,625
Analog Devices Inc	8,162	3,242
Apple Inc	245,672	71,088
Applied Materials Inc	13,274	9,597
AppLovin Corp, Cl A *	4,497	2,317
Arista Networks Inc *	17,250	2,930
Autodesk Inc, Cl A *	3,516	684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	79,190	$29,914
Cadence Design Systems Inc *	4,601	1,727
CDW Corp/DE	2,147	302
Ciena Corp *	2,360	1,158
Cisco Systems Inc	66,049	7,758
Cognizant Technology Solutions Corp, Cl A	8,075	313
Coherent Corp *	3,150	1,243
Corning Inc, Cl B	13,088	3,343
Crowdstrike Holdings Inc, Cl A *	4,256	3,248
Datadog Inc, Cl A *	5,560	1,448
Dell Technologies Inc, Cl C	4,830	2,084
F5 Inc, Cl A *	930	387
Fair Isaac Corp *	387	462
First Solar Inc *	1,780	420
Flex Ltd *	6,200	1,005
Fortinet Inc *	10,400	1,598
Gartner Inc *	1,127	146
Gen Digital Inc	9,497	236
GoDaddy Inc, Cl A *	2,190	186
Hewlett Packard Enterprise Co	22,141	999
HP Inc	15,502	340
Intel Corp *	79,017	11,033
International Business Machines Corp	15,719	4,420
Intuit Inc	4,623	1,207
Jabil Inc	1,750	675
Keysight Technologies Inc *	2,882	1,009
KLA Corp	21,840	6,589
Lam Research Corp	20,909	9,060
Lumentum Holdings Inc *	1,300	1,115
Marvell Technology Inc	14,640	4,361
Microchip Technology Inc	9,143	834
Micron Technology Inc	18,858	21,768
Microsoft Corp	124,253	46,349
Monolithic Power Systems Inc	830	1,147
Motorola Solutions Inc	2,762	1,147
NetApp Inc	3,325	514
NVIDIA Corp	405,152	81,067
NXP Semiconductors	4,216	1,185
ON Semiconductor Corp *	6,530	617
Oracle Corp, Cl B	28,370	4,158
Palantir Technologies Inc, Cl A *	38,387	4,479
Palo Alto Networks Inc *	13,568	4,627
PTC Inc *	1,957	222
Qnity Electronics Inc	3,550	580
QUALCOMM Inc	17,614	3,255
Roper Technologies Inc	1,696	574
Salesforce Inc	13,669	2,141
Sandisk Corp *	2,470	5,616
Seagate Technology Holdings PLC	3,750	3,619
ServiceNow Inc *	17,220	1,710
Skyworks Solutions Inc	2,566	174
Super Micro Computer Inc *	8,660	254
Synopsys Inc *	3,216	1,434

SEI Institutional Managed Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	4,879	$984
Teledyne Technologies Inc *	778	519
Teradyne Inc	2,605	1,260
Texas Instruments Inc	15,221	4,537
Trimble Inc *	3,860	197
Tyler Technologies Inc *	720	210
VeriSign Inc	1,375	346
Western Digital Corp	5,744	3,669
Workday Inc, Cl A *	3,400	416
Zebra Technologies Corp, Cl A *	793	209
		409,872
Materials — 1.8%
Air Products and Chemicals Inc	3,751	1,100
Albemarle Corp	2,027	274
Amcor PLC	7,692	333
Avery Dennison Corp	1,314	213
Ball Corp	4,422	276
CF Industries Holdings Inc	2,540	275
Corteva Inc	11,153	944
CRH PLC	11,160	1,194
Dow Inc	12,106	331
DuPont de Nemours Inc	2,300	312
Ecolab Inc	4,226	1,177
Freeport-McMoRan Inc, Cl B	24,013	1,510
International Flavors & Fragrances Inc	4,236	336
International Paper Co	8,812	336
Linde PLC	7,733	4,013
LyondellBasell Industries NV, Cl A	4,274	225
Martin Marietta Materials Inc, Cl A	1,009	582
Mosaic Co/The	5,659	120
Newmont Corp	17,845	1,667
Nucor Corp	3,807	848
Packaging Corp of America	1,500	357
PPG Industries Inc	3,765	457
Sherwin-Williams Co/The, Cl A	3,835	1,320
Smurfit WestRock PLC	8,834	409
Steel Dynamics Inc	2,260	519
Vulcan Materials Co	2,159	637
		19,765
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	2,673	141
American Tower Corp, Cl A ‡	7,837	1,282
AvalonBay Communities Inc ‡	2,318	437
BXP Inc ‡	2,550	169
Camden Property Trust ‡	1,700	195
CBRE Group Inc, Cl A *	4,929	664
CoStar Group Inc *	6,880	195
Crown Castle Inc ‡	7,344	556
Digital Realty Trust Inc, Cl A ‡	5,459	980
Equinix Inc ‡	1,639	1,708
Equity Residential ‡	5,794	394
Essex Property Trust Inc ‡	1,091	318

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	3,519	$511
Federal Realty Investment Trust ‡	1,350	167
Healthpeak Properties Inc ‡	11,430	245
Host Hotels & Resorts Inc ‡	10,564	250
Invitation Homes Inc ‡	9,250	279
Iron Mountain Inc ‡	5,008	633
Kimco Realty Corp ‡	11,193	284
Mid-America Apartment Communities Inc ‡	1,990	276
Prologis Inc ‡	15,580	2,111
Public Storage ‡	2,647	843
Realty Income Corp ‡	15,568	965
Regency Centers Corp ‡	2,849	227
SBA Communications Corp, Cl A ‡	1,819	321
Simon Property Group Inc ‡	5,416	1,211
UDR Inc ‡	5,150	206
Ventas Inc ‡	8,032	713
VICI Properties Inc, Cl A ‡	18,470	490
Welltower Inc ‡	11,809	2,680
Weyerhaeuser Co ‡	11,971	287
		19,738
Utilities — 2.1%
AES Corp/The	12,240	179
Alliant Energy Corp	4,430	338
Ameren Corp	4,683	529
American Electric Power Co Inc	9,085	1,243
American Water Works Co Inc	3,287	433
Atmos Energy Corp	2,800	482
CenterPoint Energy Inc	11,025	486
CMS Energy Corp	5,151	394
Consolidated Edison Inc	6,086	673
Constellation Energy Corp	5,261	1,307
Dominion Energy Inc	14,450	987
DTE Energy Co	3,506	534
Duke Energy Corp	13,031	1,650
Edison International	6,487	483
Entergy Corp	7,642	878
Evergy Inc	3,949	341
Eversource Energy	6,335	458
Exelon Corp	17,075	796
FirstEnergy Corp	8,773	417
NextEra Energy Inc	34,861	3,060
NiSource Inc	8,094	385
NRG Energy Inc	3,518	514
PG&E Corp	37,160	625
Pinnacle West Capital Corp	2,049	219
PPL Corp	12,501	454
Public Service Enterprise Group Inc	8,420	683
Sempra	10,920	1,012
Southern Co/The	18,651	1,785
Vistra Corp	5,280	838
WEC Energy Group Inc	5,501	642

36	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	9,996	$803
		23,628
Total Common Stock
(Cost $184,295) ($ Thousands)		1,078,254

	Number of Rights
RIGHTS — 0.0%
Holx CVR *‡‡	4,050	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	22,296,927	$22,297
Total Cash Equivalent
(Cost $22,297) ($ Thousands)		22,297
Total Investments in Securities — 99.8%
(Cost $206,592) ($ Thousands)		$1,100,551

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	65	Sep-2026	$24,384	$24,532	$148

Percentages are based on Net Assets of $1,102,544 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,853	$130,249	$(129,805)	$—	$—	$22,297	$540	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 1.6%
AMC Global Media Inc, Cl A *	14,165	$141
Angi Inc, Cl A *	17,342	103
ATN International Inc	3,656	97
Bandwidth Inc, Cl A *	6,677	423
Bumble Inc, Cl A *	54,183	173
Cable One Inc *	1,822	97
Cars.com Inc *	20,432	224
CuriosityStream Inc	90,907	242
EverQuote Inc, Cl A *	23,151	551
Gogo Inc *	36,280	112
Gray Media Inc	31,123	124
IDT Corp, Cl B	6,131	357
John Wiley & Sons Inc, Cl A	13,528	656
MediaAlpha Inc, Cl A *	14,720	185
New York Times Co/The, Cl A	15,569	1,089
Nextdoor Holdings Inc *	15,100	34
Nexxen International Ltd *	8,612	78
Playstudios Inc *	4,583	2
PubMatic Inc, Cl A *	15,814	207
Scholastic Corp, Cl B	9,079	418
Sphere Entertainment Co *	2,189	379
Taboola.com Ltd *	82,680	413
Telephone and Data Systems Inc	19,988	740
TripAdvisor Inc *	6,421	88
Yelp Inc, Cl A *	22,424	550
Ziff Davis Inc *	17,538	918
		8,401
Consumer Discretionary — 12.1%
Abercrombie & Fitch Co, Cl A *	36,870	3,319
Academy Sports & Outdoors Inc	7,558	356
Adient PLC *	48,932	899
American Eagle Outfitters Inc	132,389	2,277
American Public Education Inc *	22,880	1,229
Boot Barn Holdings Inc *	5,504	904
Brightstar Lottery PLC	7,727	83
Brinker International Inc *	13,172	2,213
Brunswick Corp/DE	13,070	1,101
Build-A-Bear Workshop Inc	3,120	96
Callaway Golf Co *	10,879	204
Carter's Inc	16,630	685
Cheesecake Factory Inc/The	4,522	360
Chegg Inc *	16,285	16
Churchill Downs Inc	10,318	925
Citi Trends Inc *	6,699	387
Covista Inc *	25,033	3,121
Cricut Inc, Cl A	19,117	84
Dana Inc	28,146	766
Dauch Corp *	75,100	407
Designer Brands Inc, Cl A	19,760	115
Dick's Sporting Goods Inc	4,719	1,070
Domino's Pizza Inc	2,244	664

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dorman Products Inc *	5,853	$799
Figs Inc, Cl A *	62,379	638
Flexsteel Industries Inc	3,420	255
Frontdoor Inc *	17,814	1,382
Garrett Motion Inc	26,528	961
Genesco Inc *	8,586	290
Gentex Corp	17,214	435
GigaCloud Technology Inc, Cl A *	34,729	1,097
G-III Apparel Group Ltd	15,610	526
Gold.com Inc	8,760	365
Goodyear Tire & Rubber Co/The *	102,984	680
Group 1 Automotive Inc	2,227	648
Hamilton Beach Brands Holding Co, Cl A	3,445	79
Haverty Furniture Cos Inc	5,340	136
Helen of Troy Ltd *	9,456	275
Holley Inc *	11,623	30
Hovnanian Enterprises Inc, Cl A *	1,943	277
Installed Building Products Inc	3,390	779
Kohl's Corp	44,643	791
Laureate Education Inc, Cl A *	19,643	713
La-Z-Boy Inc	16,158	648
LCI Industries	8,457	895
Lovesac Co/The *	2,255	38
MasterCraft Boat Holdings Inc *	12,005	310
McGraw Hill Inc *	12,220	116
Meritage Homes Corp	6,806	571
Monarch Casino & Resort Inc	1,334	176
Motorcar Parts of America Inc *	9,001	138
Movado Group Inc	15,559	612
Murphy USA Inc	905	488
Patrick Industries Inc	10,686	959
Perdoceo Education Corp	53,195	1,702
Phinia Inc	2,215	182
Polaris Inc	2,817	193
RealReal Inc/The *	23,920	282
Rocky Brands Inc	10,038	414
Rush Street Interactive Inc, Cl A *	72,506	2,156
Sally Beauty Holdings Inc *	46,372	656
Shoe Station Group Inc	8,175	121
Signet Jewelers Ltd	15,188	1,309
Smith & Wesson Brands Inc	48,196	725
Standard Motor Products Inc	14,844	578
Steven Madden Ltd	12,740	536
Stitch Fix Inc, Cl A *	28,970	119
Strattec Security Corp *	1,367	111
Stride Inc *	23,237	2,004
Superior Group of Cos Inc	3,471	46
Target Hospitality Corp *	24,000	489
Travel + Leisure Co	15,505	1,185
Urban Outfitters Inc *	57,234	4,056
Valvoline Inc *	14,053	556
Victoria's Secret & Co *	25,695	2,145
Visteon Corp	25,854	2,565

38	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weyco Group Inc	1,807	$71
Wingstop Inc, Cl A	4,342	753
Winnebago Industries Inc	8,428	263
YETI Holdings Inc *	7,708	382
Zumiez Inc *	16,849	300
		61,287
Consumer Staples — 2.6%
Cal-Maine Foods Inc	17,079	1,376
Casey's General Stores Inc	407	323
Central Garden & Pet Co *	2,510	111
Central Garden & Pet Co, Cl A *	20,874	809
Dole PLC	29,961	411
Edgewell Personal Care Co	17,284	464
Herbalife Ltd *	56,572	744
Ingles Markets Inc, Cl A	5,703	505
Ingredion Inc	3,648	345
Mama's Creations Inc *	26,840	479
Marzetti Company/The	2,310	264
MGP Ingredients Inc	3,002	53
Nature's Sunshine Products Inc *	19,982	436
Nu Skin Enterprises Inc, Cl A	16,203	86
Performance Food Group Co *	7,234	809
Pilgrim's Pride Corp	5,146	145
PriceSmart Inc	8,536	1,667
Seneca Foods Corp, Cl A *	1,889	329
Turning Point Brands Inc	11,816	1,002
United Natural Foods Inc *	17,850	815
Universal Corp/VA	7,304	381
USANA Health Sciences Inc *	4,757	102
Village Super Market Inc, Cl A	7,301	308
Vita Coco Co Inc/The *	8,532	564
Weis Markets Inc	6,436	504
		13,032
Energy — 5.1%
Ardmore Shipping Corp	45,872	643
Bristow Group Inc	11,005	455
Cactus Inc, Cl A	16,079	824
CNX Resources Corp *	21,796	739
Crescent Energy Co, Cl A	96,506	948
CVR Energy Inc	7,200	198
Delek US Holdings Inc	29,723	1,510
DT Midstream Inc	8,903	1,306
Encore Energy Corp *	134,860	177
Energy Fuels Inc/Canada *	2,664	39
Energy Services of America Corp	15,399	298
Excelerate Energy Inc, Cl A	36,037	1,369
Expro Group Holdings NV *	50,347	744
Forum Energy Technologies Inc *	17,628	885
Gevo Inc *	127,338	191
Green Plains Inc *	3,450	53
Helmerich & Payne Inc	18,746	614
Innovex International Inc *	29,044	720

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kolibri Global Energy Inc *	18,646	$93
Liberty Energy Inc, Cl A	8,034	210
Lightbridge Corp *	1,990	17
Matador Resources Co	19,810	986
Murphy Oil Corp	19,855	646
Nabors Industries Ltd *	5,794	487
NACCO Industries Inc, Cl A	1,789	89
National Energy Services Reunited Corp *	4,770	143
Navigator Holdings Ltd	10,000	186
Northern Oil & Gas Inc	38,502	699
Oil States International Inc *	52,688	422
Par Pacific Holdings Inc *	19,871	1,114
Patterson-UTI Energy Inc	77,146	708
Permian Resources Corp, Cl A	56,530	1,041
PrimeEnergy Resources Corp *	559	93
Ranger Energy Services Inc, Cl A	22,521	361
REX American Resources Corp *	3,800	172
Riley Exploration Permian Inc	16,330	538
RPC Inc	31,198	182
SandRidge Energy Inc	10,572	145
Scorpio Tankers Inc	17,744	1,229
SM Energy Co	31,299	817
Solaris Energy Infrastructure Inc, Cl A	15,717	1,265
Talos Energy Inc *	34,851	450
Teekay Corp Ltd	46,924	469
Teekay Tankers Ltd, Cl A	8,981	583
VAALCO Energy Inc	36,660	186
World Kinect Corp	20,994	692
		25,736
Financials — 19.9%
Acadian Asset Management Inc	18,619	1,332
Adamas Trust Inc ‡	18,453	173
Alerus Financial Corp	12,469	388
Amalgamated Financial Corp	6,634	304
American Integrity Insurance Group Inc	6,706	126
Ames National Corp, Cl B	4,030	119
Arrow Financial Corp	16,800	689
Associated Banc-Corp	94,633	2,912
Ategrity Specialty Holdings LLC *	6,630	159
Bank of Marin Bancorp	12,111	335
Bank of NT Butterfield & Son Ltd/The	46,536	2,769
Bank7 Corp	5,514	270
BankUnited Inc	5,626	273
Bar Harbor Bankshares	1,463	55
BCB Bancorp Inc	32,662	350
Bladex Inc, Cl E	14,513	892
Bread Financial Holdings Inc	18,479	2,002
Bridgewater Bancshares Inc *	12,090	254
BV Financial Inc *	1,295	27
California BanCorp	5,040	105
Camden National Corp	6,382	346
Capital Bancorp Inc	2,144	75
Carter Bankshares Inc	2,693	92

SEI Institutional Managed Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Central Pacific Financial Corp	27,174	$1,038
Chain Bridge Bancorp Inc, Cl A *	883	37
Chimera Investment Corp ‡	45,128	602
Citizens Community Bancorp Inc/WI	1,621	38
City Holding Co	3,068	407
Civista Bancshares Inc	4,615	130
CNB Financial Corp/PA	13,164	444
CNO Financial Group Inc	74,472	3,797
Cohen & Steers Inc	11,676	889
Columbia Banking System Inc	110,485	3,541
Dave Inc *	5,357	1,996
Dime Commercial Bancshares Inc	8,770	356
Donnelley Financial Solutions Inc *	4,331	182
Eagle Bancorp Montana Inc	6,336	152
Encore Capital Group Inc *	11,388	1,062
Enova International Inc *	17,248	4,152
Esquire Financial Holdings Inc	1,863	222
EVERTEC Inc	45,689	1,269
FB Bancorp Inc *	5,120	77
FB Financial Corp	14,412	798
Financial Institutions Inc	5,374	209
Finwise Bancorp *	1,990	29
First American Financial Corp	7,280	499
First BanCorp/Puerto Rico	60,049	1,565
First Business Financial Services Inc	2,861	181
First Commonwealth Financial Corp	29,241	594
First Financial Corp	2,035	158
First Interstate BancSystem Inc, Cl A	26,246	1,012
First Western Financial Inc *	2,559	82
FirstCash Holdings Inc	17,431	3,771
Five Star Bancorp	3,210	156
Flagstar Bank NA	109,904	1,642
FNB Corp/PA	61,644	1,176
Fulton Financial Corp	37,883	916
FVCBankcorp Inc	15,705	275
Genworth Financial Inc, Cl A *	174,766	1,655
Great Southern Bancorp Inc	1,735	136
Greenlight Capital Re Ltd, Cl A *	4,750	77
Hamilton Insurance Group Ltd, Cl B	15,182	515
Hamilton Lane Inc, Cl A	8,223	648
Hanmi Financial Corp	11,512	373
Hanover Insurance Group Inc/The, Cl A	3,689	790
HBT Financial Inc	11,238	360
Home Bancorp Inc	2,726	187
Home BancShares Inc/AR	38,495	1,099
HomeTrust Bancshares Inc	3,724	186
Independent Bank Corp	10,902	913
Jack Henry & Associates Inc	7,616	1,049
Jackson Financial Inc, Cl A	41,432	4,242
James River Group Holdings Inc	11,930	52
Jefferson Capital Inc	6,480	126
John Marshall Bancorp Inc	1,340	29
Kearny Financial Corp/MD	10,070	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kinsale Capital Group Inc	2,745	$905
Lemonade Inc *	15,491	1,008
LendingTree Inc *	2,401	106
Lincoln National Corp	15,636	553
loanDepot Inc, Cl A *	59,970	75
MainStreet Bancshares Inc	6,069	150
Medallion Financial Corp	9,643	98
Metropolitan Bank Holding Corp	9,086	897
MGIC Investment Corp	22,998	649
Miami International Holdings Inc *	11,366	422
Mid Penn Bancorp Inc	4,865	169
Midland States Bancorp Inc	12,610	393
Morningstar Inc, Cl A	5,432	848
National Bank Holdings Corp, Cl A	21,319	947
NB Bancorp Inc	15,674	331
NerdWallet Inc, Cl A *	37,881	350
NMI Holdings Inc, Cl A *	10,430	429
Northeast Community Bancorp Inc	3,460	96
Northrim BanCorp Inc	9,648	268
Norwood Financial Corp	3,190	103
Octave Specialty Group Inc *	11,670	73
OFG Bancorp	17,071	838
Old National Bancorp/IN, Cl A	117,265	3,037
Orange County Bancorp Inc	8,533	314
Orchid Island Capital Inc ‡	22,165	154
Orrstown Financial Services Inc	5,185	212
Pagseguro Digital Ltd, Cl A	65,898	596
Palomar Holdings Inc, Cl A *	2,782	352
Parke Bancorp Inc	5,760	191
Paysign Inc *	35,860	294
PCB Bancorp	4,599	130
Pelagos Insurance Capital Ltd	23,238	566
Peoples Bancorp of North Carolina Inc	3,971	171
Popular Inc	3,500	575
Primerica Inc	3,272	930
Primis Financial Corp	6,140	101
PROG Holdings Inc	43,157	2,012
Prosperity Bancshares Inc	8,723	637
RBB Bancorp	21,322	585
Red River Bancshares Inc	948	87
Repay Holdings Corp, Cl A *	38,663	162
ServisFirst Bancshares Inc	12,199	1,058
Sierra Bancorp	4,823	197
Silvercrest Asset Management Group Inc, Cl A	3,677	37
Simmons First National Corp, Cl A	32,999	747
SiriusPoint Ltd *	6,630	159
Slide Insurance Holdings Inc *	4,880	95
SmartFinancial Inc	8,497	399
Southern Missouri Bancorp Inc	3,835	292
Starwood Property Trust Inc ‡	28,786	472
Tompkins Financial Corp	8,927	844
UMB Financial Corp	27,585	3,938

40	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unity Bancorp Inc	3,639	$214
Universal Insurance Holdings Inc	12,145	502
Univest Financial Corp	47,975	2,099
USCB Financial Holdings Inc	4,269	87
Valley National Bancorp	157,064	2,301
Voya Financial Inc	12,135	1,099
West BanCorp Inc	6,728	178
Westamerica BanCorp	6,085	357
Western New England Bancorp Inc	4,890	70
Wintrust Financial Corp	7,099	1,141
WisdomTree Inc	88,875	1,506
Zions Bancorp NA	37,242	2,577
		101,216
Health Care — 12.9%
AdaptHealth Corp, Cl A *	38,193	398
Addus HomeCare Corp *	11,685	1,174
Akebia Therapeutics Inc *	86,200	98
Alignment Healthcare Inc *	103,000	2,452
AMN Healthcare Services Inc *	14,425	467
Amneal Pharmaceuticals Inc *	115,552	2,000
AnaptysBio Inc *	5,270	356
ANI Pharmaceuticals Inc *	13,856	1,147
Annexon Inc *	95,476	545
Arbutus Biopharma Corp *	88,750	426
Ardent Health Inc *	9,685	95
Atrium Therapeutics Inc *	7,757	104
Aurinia Pharmaceuticals Inc *	46,421	788
Aveanna Healthcare Holdings Inc *	46,247	396
Axogen Inc *	21,507	993
BioAge Labs Inc *	7,540	185
Bioventus Inc, Cl A *	8,220	78
Bridgebio Pharma Inc *	60,504	4,506
Bright Minds Biosciences Inc *	5,400	379
BrightSpring Health Services Inc *	53,022	3,698
CareDx Inc *	12,314	351
Celcuity Inc *	12,228	1,279
CG oncology Inc *	14,843	1,055
Chemed Corp	1,974	919
Cogent Biosciences Inc *	2,910	113
Collegium Pharmaceutical Inc *	36,950	1,338
Edgewise Therapeutics Inc *	5,602	228
Editas Medicine Inc, Cl A *	25,247	82
Electromed Inc *	5,052	214
Emergent BioSolutions Inc *	31,058	260
Encompass Health Corp	19,631	1,984
Enovis Corp *	5,013	104
Ensign Group Inc/The	7,159	1,148
Envista Holdings Corp *	12,888	340
Eton Pharmaceuticals Inc *	630	23
First Tracks Biotherapeutics Inc *	4,280	86
Fortrea Holdings Inc *	27,719	482
Globus Medical Inc, Cl A *	6,790	536
Guardant Health Inc *	12,247	1,837

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haemonetics Corp *	8,160	$612
Harmony Biosciences Holdings Inc *	15,540	566
Heron Therapeutics Inc *	34,050	15
Ideaya Biosciences Inc *	20,057	748
Indivior Pharmaceuticals Inc *	6,381	262
InfuSystem Holdings Inc *	7,475	72
Inhibrx Biosciences Inc *	840	80
Inmode Ltd *	38,157	558
Innovage Holding Corp *	5,937	70
Innoviva Inc *	20,959	476
Integra LifeSciences Holdings Corp *	15,384	276
Intellia Therapeutics Inc *	54,442	921
Iovance Biotherapeutics Inc *	17,580	73
Ironwood Pharmaceuticals Inc, Cl A *	167,305	704
Keros Therapeutics Inc *	18,100	194
Kodiak Sciences Inc *	2,160	84
Lantheus Holdings Inc *	7,500	832
Larimar Therapeutics Inc *	66,820	204
LeMaitre Vascular Inc	11,534	1,107
Lexeo Therapeutics Inc *	6,640	31
LifeStance Health Group Inc *	122,699	1,314
Liquidia Corp *	1,740	139
Maze Therapeutics Inc *	12,680	378
MiMedx Group Inc *	95,046	366
Molina Healthcare Inc *	8,562	1,958
Myriad Genetics Inc *	14,370	82
Neurogene Inc *	1,060	33
Novocure Ltd *	7,600	115
Nutex Health Inc *	4,389	750
Nuvation Bio Inc *	103,453	588
Olema Pharmaceuticals Inc *	3,520	44
Omeros Corp *	11,199	107
Omnicell Inc *	7,981	331
Option Care Health Inc *	30,297	635
Organogenesis Holdings Inc, Cl A *	20,452	50
Pacira BioSciences Inc *	17,867	453
PACS Group Inc *	1,505	64
Pediatrix Medical Group Inc *	33,039	837
Pennant Group Inc/The *	30,866	1,141
Phibro Animal Health Corp, Cl A	20,777	652
Praxis Precision Medicines Inc *	694	232
Precigen Inc *	55,810	318
Prestige Consumer Healthcare Inc, Cl A *	17,583	831
Prime Medicine Inc *	6,980	26
Progyny Inc *	92,002	2,652
Puma Biotechnology Inc *	19,743	160
Quest Diagnostics Inc	5,557	1,178
Rigel Pharmaceuticals Inc *	5,978	234
Rocket Pharmaceuticals Inc *	38,980	133
Sana Biotechnology Inc *	36,650	128
Septerna Inc *	5,281	177
SIGA Technologies Inc	39,803	145
Sionna Therapeutics Inc *	1,210	53

SEI Institutional Managed Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STERIS PLC	4,589	$966
Stoke Therapeutics Inc *	5,939	194
Supernus Pharmaceuticals Inc *	1,119	52
Syndax Pharmaceuticals Inc *	10,831	237
Tactile Systems Technology Inc *	39,215	1,168
Tango Therapeutics Inc *	760	24
Tarsus Pharmaceuticals Inc *	13,756	866
Taysha Gene Therapies Inc *	70,850	483
Teladoc Health Inc *	55,592	471
Theravance Biopharma Inc *	35,106	597
US Physical Therapy Inc	13,329	915
Vanda Pharmaceuticals Inc *	60,760	372
Varex Imaging Corp *	16,209	169
Veracyte Inc *	6,600	388
Verastem Inc *	3,560	14
Viridian Therapeutics Inc *	63,309	1,163
WaVe Life Sciences Ltd *	14,510	84
Xencor Inc *	5,890	95
Xeris Biopharma Holdings Inc *	9,025	72
Zenas Biopharma Inc *	10,750	273
Zymeworks Inc *	2,340	61
		65,517
Industrials — 19.5%
AAON Inc	12,376	1,570
AAR Corp *	3,145	449
ACCO Brands Corp	32,915	137
Acuity Inc	2,500	942
Aebi Schmidt Holding AG	4,932	62
AerSale Corp *	28,015	177
Alight Inc, Cl A	163,077	91
Allegiant Travel Co, Cl A *	3,484	410
Allient Inc	230	24
American Superconductor Corp *	6,861	285
ArcBest Corp	656	94
Argan Inc	4,356	3,478
Astec Industries Inc	41,292	2,527
Astronics Corp *	2,973	242
Astronics Corp, Cl B *	595	45
Atkore Inc	13,064	993
AZZ Inc	7,742	1,200
Bloom Energy Corp, Cl A *	12,833	3,885
Blue Bird Corp *	11,361	897
BlueLinx Holdings Inc *	2,974	184
Boise Cascade Co	5,001	388
Booz Allen Hamilton Holding Corp, Cl A	9,053	549
Bowman Consulting Group Ltd, Cl A *	6,143	179
BrightView Holdings Inc *	18,430	261
Brookfield Business Corp, Cl A	2,684	80
BWX Technologies Inc	1,829	356
CACI International Inc, Cl A *	1,748	810
Carlisle Cos Inc	2,647	960
Cimpress PLC *	12,434	1,265
Clean Harbors Inc *	3,160	944

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commercial Vehicle Group Inc *	19,280	$89
Concrete Pumping Holdings Inc *	19,140	231
Costamare Bulkers Holdings Ltd *	10,534	185
Costamare Inc	58,185	816
Deluxe Corp	25,111	600
Dycom Industries Inc *	5,668	2,866
Enerpac Tool Group Corp, Cl A	18,887	677
Ennis Inc	489	10
Enpro Inc	4,410	1,662
ExlService Holdings Inc *	77,912	2,015
Federal Signal Corp	21,837	2,806
Fluor Corp *	6,035	316
Franklin Covey Co *	3,487	86
Gates Industrial Corp PLC *	45,129	1,262
Genco Shipping & Trading Ltd	14,200	352
GFL Environmental Inc	21,172	779
Global Industrial Co	3,471	116
Graham Corp, Cl A *	185	23
Greenbrier Cos Inc/The	12,034	590
Heartland Express Inc	17,850	272
Helios Technologies Inc	8,422	752
Hexcel Corp, Cl A	20,821	2,083
Huron Consulting Group Inc *	6,875	620
Hyster-Yale Inc	3,762	132
IBEX Holdings Ltd *	11,550	351
Innodata Inc *	5,800	438
Interface Inc, Cl A	19,325	693
ITT Inc	4,317	854
Janus International Group Inc *	54,699	304
Karat Packaging Inc	4,937	165
KBR Inc	23,889	825
Kelly Services Inc, Cl A	13,836	170
Kennametal Inc	8,140	285
Korn Ferry	11,543	769
Kratos Defense & Security Solutions Inc *	3,395	169
L B Foster Co, Cl A *	8,423	380
Landstar System Inc	5,780	1,195
Limbach Holdings Inc *	13,096	1,008
Liquidity Services Inc *	3,625	142
LSI Industries Inc	7,075	188
Luxfer Holdings PLC	4,237	76
Lyft Inc, Cl A *	78,789	1,151
Manitowoc Co Inc/The *	12,363	172
Matrix Service Co *	7,867	108
Matson Inc	1,199	230
Millerknoll Inc	24,784	507
Modine Manufacturing Co *	7,714	2,060
Net Power Inc *	21,560	36
Nextpower Inc, Cl A *	16,805	2,002
Nordson Corp	4,120	1,243
nVent Electric PLC	8,094	1,373
OPENLANE Inc *	28,492	1,175
Orion Group Holdings Inc *	11,050	186

42	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pangaea Logistics Solutions Ltd	63,603	$413
Park-Ohio Holdings Corp	1,561	60
Powell Industries Inc	592	169
Preformed Line Products Co	65	27
Quad/Graphics Inc	12,150	102
Quanex Building Products Corp	17,805	331
Regal Rexnord Corp	4,717	1,124
Richtech Robotics Inc, Cl B *	55,700	117
Rush Enterprises Inc, Cl A	1,692	123
Rush Enterprises Inc, Cl B	3,420	262
Safe Bulkers Inc	83,526	527
Sensata Technologies Holding PLC	27,994	1,336
SkyWest Inc *	15,117	1,502
SPX Technologies Inc *	2,051	503
Standex International Corp	7,022	2,512
Sterling Infrastructure Inc *	5,380	4,516
Terex Corp	65,125	4,714
TransUnion	12,611	910
Tutor Perini Corp	19,815	1,644
UFP Industries Inc	10,544	957
Upwork Inc *	48,492	405
V2X Inc *	26,959	2,010
Valmont Industries Inc	4,722	2,727
Veralto Corp	9,154	812
Watts Water Technologies Inc, Cl A	10,049	3,934
WESCO International Inc	3,763	1,300
Willdan Group Inc *	12,792	1,012
Zurn Elkay Water Solutions Corp	72,088	3,643
		98,771
Information Technology — 16.0%
ACI Worldwide Inc *	633	32
ACM Research Inc, Cl A *	7,457	946
Agilysys Inc *	5,320	556
Alarm.com Holdings Inc *	13,660	638
Ambiq Micro Inc *	4,610	407
Amkor Technology Inc	3,387	292
Amtech Systems Inc *	12,130	280
Applied Digital Corp *	5,843	218
Applied Optoelectronics Inc *	1,000	148
Arlo Technologies Inc *	37,415	504
Arteris Inc *	9,600	466
Aviat Networks Inc *	4,500	100
AXT Inc *	1,630	117
Backblaze Inc, Cl A *	11,140	177
Bel Fuse Inc, Cl A	885	258
Bel Fuse Inc, Cl B	2,777	925
Belden Inc	6,472	776
Bentley Systems Inc, Cl B	25,631	766
BigBear.ai Holdings Inc *	13,080	48
BK Technologies Corp *	1,732	149
Braze Inc, Cl A *	5,215	113
Cerence Inc *	17,009	193
Cipher Digital Inc *	12,923	317

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure Inc, Cl A	81,985	$4,569
Clearfield Inc *	4,310	171
Cognex Corp	21,659	1,569
Cohu Inc *	21,860	1,616
Commerce.com Inc *	25,566	76
Corsair Gaming Inc *	4,110	40
Credo Technology Group Holding Ltd *	16,365	4,450
Crexendo Inc *	22,300	167
Daktronics Inc *	9,080	178
Diebold Nixdorf Inc *	13,485	1,146
DigitalOcean Holdings Inc *	6,573	1,032
Diodes Inc *	12,594	1,378
Eastman Kodak Co *	32,969	305
Everforth Inc *	9,505	170
Evolv Technologies Holdings Inc *	8,595	50
Fabrinet *	1,400	787
Five9 Inc *	29,596	631
Freshworks Inc, Cl A *	153,744	1,556
Harmonic Inc, Cl A *	68,681	1,122
Ichor Holdings Ltd *	2,280	256
Immersion Corp	36,112	244
Intapp Inc *	15,435	389
InterDigital Inc	1,232	349
Kimball Electronics Inc *	25,809	661
Kulicke & Soffa Industries Inc	16,040	2,146
Littelfuse Inc	3,644	1,659
Methode Electronics Inc	14,034	266
Mitek Systems Inc *	35,839	721
Napco Security Technologies Inc	26,060	990
NETGEAR Inc *	9,520	222
NetScout Systems Inc *	18,578	809
nLight Inc *	1,240	86
NVE Corp	2,830	296
OneSpan Inc	12,974	186
Open Text Corp	80,535	1,784
PagerDuty Inc *	35,000	338
PC Connection Inc	1,524	111
Pegasystems Inc	24,800	743
Penguin Solutions Inc *	26,832	2,040
Photronics Inc *	72,967	2,374
Porch Group Inc *	17,580	264
Power Integrations Inc	14,188	1,188
Q2 Holdings Inc *	7,912	381
Ralliant Corp	18,173	1,338
Rambus Inc *	2,705	359
Red Violet Inc *	3,146	200
Richardson Electronics Ltd/United States	12,632	240
Rogers Corp *	8,649	1,416
Sanmina Corp *	16,225	4,106
ScanSource Inc *	9,229	481
Semtech Corp *	7,802	1,263
Silicon Laboratories Inc *	5,048	1,103
Silicon Motion Technology Corp ADR	2,148	716

SEI Institutional Managed Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SiTime Corp *	4,914	$3,664
Sprinklr Inc, Cl A *	40,548	209
TD SYNNEX Corp	3,899	1,042
Telos Corp *	57,744	266
Terawulf Inc *	10,097	249
TTM Technologies Inc *	29,702	5,555
Unisys Corp *	24,011	88
Universal Display Corp	9,270	803
Viant Technology Inc, Cl A *	3,990	51
Viasat Inc *	7,630	685
Viavi Solutions Inc *	144,051	6,878
Vishay Precision Group Inc *	8,832	1,324
Vistance Networks Inc	83,014	1,061
Xerox Holdings Corp	30,230	95
Yext Inc *	22,000	103
		81,237
Materials — 4.6%
AdvanSix Inc	9,511	189
AptarGroup Inc	7,380	924
Ardagh Metal Packaging SA	29,550	140
Axalta Coating Systems Ltd *	19,609	671
Cabot Corp	9,057	822
Caledonia Mining Corp PLC	31,026	593
Cleveland-Cliffs Inc *	191,386	1,797
Commercial Metals Co, Cl A	57,937	3,635
Constellium SE, Cl A *	25,125	801
Ecovyst Inc *	38,124	475
Friedman Industries Inc	2,300	74
Hudbay Minerals Inc	82,038	1,937
Idaho Strategic Resources Inc *	6,270	205
Ingevity Corp *	6,906	516
Innospec Inc	5,205	424
Intrepid Potash Inc *	5,770	189
Magnera Corp *	13,000	153
Mativ Holdings Inc	20,788	157
Minerals Technologies Inc	3,901	288
O-I Glass Inc, Cl I *	22,739	219
Orion SA	24,259	161
Perpetua Resources Corp *	2,851	59
Rayonier Advanced Materials Inc *	10,890	86
Reliance Inc	2,540	949
Royal Gold Inc, Cl A	4,688	936
Sensient Technologies Corp	12,188	1,503
Silgan Holdings Inc	10,926	507
Solstice Advanced Materials Inc	8,400	744
SSR Mining Inc *	46,339	1,310
SunCoke Energy Inc	30,711	247
Sylvamo Corp	10,089	381
Tredegar Corp *	36,135	288
TriMas Corp	35,101	1,581
US Gold Corp *	1,480	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vox Royalty Corp	53,161	$251
		23,235
Real Estate — 3.5%
Agree Realty Corp ‡	10,496	795
Alpine Income Property Trust Inc ‡	17,170	356
Apple Hospitality REIT Inc ‡	59,288	997
Braemar Hotels & Resorts Inc ‡	79,920	173
CareTrust REIT Inc ‡	29,136	1,176
COPT Defense Properties ‡	23,655	861
CTO Realty Growth Inc ‡	32,392	697
DiamondRock Hospitality Co ‡	75,295	917
Diversified Healthcare Trust ‡	2,676	25
Farmland Partners Inc ‡	16,413	159
FirstService Corp	6,134	872
Forestar Group Inc *	4,980	157
Franklin Street Properties Corp ‡	15,237	8
FrontView REIT Inc ‡	13,240	268
Highwoods Properties Inc ‡	54,061	1,630
Industrial Logistics Properties Trust ‡	41,000	364
National Storage Affiliates Trust ‡	16,735	744
NET Lease Office Properties ‡	18,728	208
Newmark Group Inc, Cl A	144,255	2,180
Pebblebrook Hotel Trust ‡	43,556	845
Postal Realty Trust Inc, Cl A ‡	28,049	691
RLJ Lodging Trust ‡	55,456	657
Ryman Hospitality Properties Inc ‡	9,850	1,266
SITE Centers Corp ‡	21,930	87
STAG Industrial Inc ‡	17,531	667
Terreno Realty Corp ‡	16,217	1,050
Universal Health Realty Income Trust ‡	4,050	178
		18,028
Utilities — 1.1%
Black Hills Corp, Cl A	5,678	422
Brookfield Infrastructure Corp, Cl A	8,796	339
Cadiz Inc *	33,264	139
Chesapeake Utilities Corp	7,540	924
Consolidated Water Co Ltd	1,289	38
Genie Energy Ltd, Cl B	4,541	66
Hallador Energy Co *	12,929	225
Hawaiian Electric Industries Inc *	64,760	876
IDACORP Inc, Cl A	6,772	1,025
Portland General Electric Co	9,577	496
Southwest Gas Holdings Inc	5,144	456
Spire Inc	5,675	443
		5,449

Total Common Stock
(Cost $335,522) ($ Thousands)		501,909

44	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUND — 0.0%

Equity — 0.0%
iShares Russell 2000 Value ETF	1,453	$321

Total Exchange-Traded Fund
(Cost $219) ($ Thousands)		321

	Number of
	Warrants
WARRANTS — 0.0%
Xerox Holdings Corp,
Expires 02/17/2028*	27,177	8

Total Warrants
(Cost $—) ($ Thousands)		8

	Number of
	Rights
RIGHTS — 0.0%
Verve Therapeutics Inc, CVR *‡‡(A)	15,995	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	4,974,754	4,975
Total Cash Equivalent
(Cost $4,975) ($ Thousands)		4,975
Total Investments in Securities — 99.9%
(Cost $340,716) ($ Thousands)		$507,213

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	23	Sep-2026	$3,437	$3,503	$66

Percentages are based on Net Assets of $507,608 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

SEI Institutional Managed Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,109	$69,831	$(69,965)	$—	$—	$4,975	$109	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

46	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 2.6%
AMC Networks Inc, Cl A *	22,600	$226
Angi Inc, Cl A *	24,729	147
ATN International Inc	6,442	171
Bumble Inc, Cl A *	43,454	139
Cable One Inc *	2,890	153
Cars.com Inc *	30,110	329
EverQuote Inc, Cl A *	17,868	425
Gray Media Inc	47,060	187
IDT Corp, Cl B	8,999	523
John Wiley & Sons Inc, Cl A	19,752	958
Nexstar Media Group Inc, Cl A	1,352	241
Nexxen International Ltd *	12,538	113
Playstudios Inc *	5,653	3
PubMatic Inc, Cl A *	23,049	302
Scholastic Corp, Cl B	13,382	616
Shutterstock Inc	2,118	30
Taboola.com *	46,304	232
Telephone and Data Systems Inc	29,741	1,101
TripAdvisor Inc *	9,500	130
Yelp Inc, Cl A *	36,144	886
Ziff Davis Inc *	28,904	1,514
ZoomInfo Technologies Inc, Cl A *	12,814	38
		8,464
Consumer Discretionary — 12.9%
Abercrombie & Fitch Co, Cl A *	46,080	4,148
Academy Sports & Outdoors Inc	14,262	672
Adient PLC *	50,823	934
ADT Inc	50,517	328
American Eagle Outfitters Inc	109,500	1,883
American Public Education Inc *	8,651	464
Bath & Body Works Inc	7,653	177
Bloomin' Brands Inc	7,432	68
Boyd Gaming Corp	2,422	214
Brightstar Lottery PLC	14,029	150
Brinker International Inc *	15,488	2,602
Carriage Services Inc, Cl A	2,621	100
Carter's Inc	6,534	269
Cheesecake Factory Inc/The	6,147	489
Chegg Inc *	43,988	44
Cricut Inc, Cl A	28,137	123
Crocs Inc *	1,924	232
Dana Inc	9,088	247
Dorman Products Inc *	7,933	1,082
Garrett Motion Inc	10,646	386
Genesco Inc *	5,675	192
Gentex Corp	23,317	589
GigaCloud Technology Inc, Cl A *	12,968	410
G-III Apparel Group Ltd	28,293	954
Goodyear Tire & Rubber Co/The *	155,806	1,028
Group 1 Automotive Inc	3,585	1,044
H&R Block Inc	3,924	149

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hamilton Beach Brands Holding Co, Cl A	3,895	$90
Harley-Davidson Inc, Cl A	3,084	75
Haverty Furniture Cos Inc	10,141	259
Helen of Troy Ltd *	12,741	370
Hovnanian Enterprises Inc, Cl A *	2,877	410
Installed Building Products Inc	4,643	1,067
KB Home	2,939	184
Kohl's Corp	59,986	1,063
La-Z-Boy Inc	27,663	1,110
Lear Corp	1,953	262
Macy's Inc	7,091	167
Mattel Inc *	12,496	173
Meritage Homes Corp	10,073	845
Motorcar Parts of America Inc *	11,917	183
Movado Group Inc	8,643	340
Murphy USA Inc	1,206	650
Perdoceo Education Corp	42,056	1,346
Phinia Inc	6,211	512
PVH Corp	3,256	242
Sally Beauty Holdings Inc *	40,996	580
Shoe Carnival Inc	10,089	150
Signet Jewelers Ltd	23,899	2,060
Steven Madden Ltd	16,987	715
Strategic Education Inc	1,960	150
Strattec Security Corp *	2,146	175
Stride Inc *	27,350	2,359
Superior Group of Cos Inc	8,370	110
Travel + Leisure Co	2,620	200
Upbound Group Inc	5,376	114
Urban Outfitters Inc *	21,886	1,551
Valvoline Inc *	18,540	733
Visteon Corp	32,022	3,177
Weyco Group Inc	3,630	143
Winnebago Industries Inc	12,475	390
YETI Holdings Inc *	10,555	523
Zumiez Inc *	8,087	144
		41,600
Consumer Staples — 3.5%
Cal-Maine Foods Inc	23,978	1,932
Central Garden & Pet Co *	3,994	177
Central Garden & Pet Co, Cl A *	37,117	1,439
Del Monte Corp	4,000	112
Dole PLC	53,442	733
Edgewell Personal Care Co	25,471	684
Energizer Holdings Inc	10,947	235
Herbalife Ltd *	20,023	263
Ingles Markets Inc, Cl A	8,335	738
Ingredion Inc	6,615	627
Marzetti Company/The	2,982	341
MGP Ingredients Inc	4,924	86
Nature's Sunshine Products Inc *	6,716	146
Nu Skin Enterprises Inc, Cl A	26,521	140
Performance Food Group Co *	10,110	1,130

SEI Institutional Managed Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Pilgrim's Pride Corp	6,026	$169
Seneca Foods Corp, Cl A *	2,722	474
Simply Good Foods Co/The *	8,300	110
Spectrum Brands Holdings Inc	1,618	139
Universal Corp/VA	11,307	590
USANA Health Sciences Inc *	6,821	146
Village Super Market Inc, Cl A	6,362	268
Weis Markets Inc	8,468	663
		11,342
Energy — 6.3%
Bristow Group Inc	15,417	637
Cactus Inc, Cl A	21,401	1,096
CNX Resources Corp *	8,971	304
Crescent Energy Co, Cl A	138,371	1,359
Delek US Holdings Inc	34,232	1,739
DHT Holdings Inc	7,857	130
Expro Group Holdings NV *	70,990	1,048
Forum Energy Technologies Inc *	6,848	344
HF Sinclair Corp	4,845	337
Innovex International Inc *	6,547	162
Matador Resources Co	6,584	328
Murphy Oil Corp	33,464	1,090
Nabors Industries Ltd *	2,841	239
Navigator Holdings Ltd	6,600	123
Northern Oil & Gas Inc	44,072	800
NOV Inc	15,839	294
Oil States International Inc *	33,960	272
Par Pacific Holdings Inc *	17,105	959
Patterson-UTI Energy Inc	136,689	1,255
Peabody Energy Corp	8,301	192
Permian Resources Corp, Cl A	75,834	1,396
Ranger Energy Services Inc, Cl A	8,996	144
RPC Inc	47,261	276
SandRidge Energy Inc	16,658	228
Scorpio Tankers Inc	26,401	1,829
SM Energy Co	46,076	1,203
Teekay Corp Ltd	35,852	358
Teekay Tankers Ltd, Cl A	12,357	802
World Kinect Corp	36,428	1,200
		20,144
Financials — 24.6%
Affiliated Managers Group Inc	792	268
Amalgamated Financial Corp	13,818	634
Arrow Financial Corp	7,056	289
Associated Banc-Corp	127,385	3,920
Axis Capital Holdings Ltd	2,087	224
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,946	304
Bank of NT Butterfield & Son Ltd/The	29,586	1,760
Bank OZK	3,423	178
BankUnited Inc	10,822	524
Bar Harbor Bankshares	2,642	100

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
BCB Bancorp Inc	7,855	$84
Bread Financial Holdings Inc	27,021	2,928
Camden National Corp	11,211	608
Cathay General Bancorp	4,613	286
Central Pacific Financial Corp	17,178	656
Chimera Investment Corp ‡	72,907	973
City Holding Co	3,937	522
Civista Bancshares Inc	7,760	219
CNB Financial Corp/PA	15,926	537
CNO Financial Group Inc	23,429	1,194
Columbia Banking System Inc	134,554	4,313
Community Trust Bancorp Inc	1,937	140
Donnelley Financial Solutions Inc *	5,585	234
EVERTEC Inc	5,610	156
FB Financial Corp	20,521	1,136
Federated Hermes Inc, Cl B	4,250	235
Fidelis Insurance Holdings Ltd	41,043	999
Financial Institutions Inc	7,556	295
First American Financial Corp	10,286	706
First BanCorp/Puerto Rico	96,843	2,525
First Busey Corp	9,436	278
First Business Financial Services Inc	4,012	253
First Commonwealth Financial Corp	40,590	825
First Financial Corp	1,905	148
First Horizon Corp	13,050	335
First Interstate BancSystem Inc, Cl A	34,463	1,329
First Western Financial Inc *	5,159	166
Flagstar Bank NA	127,155	1,900
FNB Corp/PA	82,141	1,567
FS KKR Capital Corp	1,475	16
Fulton Financial Corp	66,524	1,609
Genworth Financial Inc, Cl A *	250,644	2,374
Great Southern Bancorp Inc	1,694	133
Hamilton Insurance Group Ltd, Cl B	21,750	738
Hancock Whitney Corp, Cl A	4,128	309
Hanmi Financial Corp	18,714	606
Hanover Insurance Group Inc/The, Cl A	5,136	1,100
HBT Financial Inc	7,175	230
Home Bancorp Inc	4,088	280
Hope Bancorp Inc	11,854	162
Independent Bank Corp	17,538	1,349
Jackson Financial Inc, Cl A	55,624	5,695
James River Group Holdings Inc	22,816	100
Lincoln National Corp	21,876	773
Medallion Financial Corp	11,852	121
Metropolitan Bank Holding Corp	5,218	515
MGIC Investment Corp	41,266	1,164
National Bank Holdings Corp, Cl A	28,315	1,258
NB Bancorp Inc	23,506	497
NerdWallet Inc, Cl A *	23,601	218
New Mountain Finance Corp	10,331	74
NMI Holdings Inc, Cl A *	13,819	568
Northeast Community Bancorp Inc	6,396	177

48	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Northwest Bancshares Inc	11,878	$180
OFG Bancorp	31,957	1,568
Old National Bancorp/IN, Cl A	143,285	3,711
Pagseguro Digital Ltd, Cl A	114,585	1,037
PCB Bancorp	6,071	172
Peoples Bancorp Inc/OH	2,189	84
Popular Inc	2,286	375
PROG Holdings Inc	27,191	1,267
Prosperity Bancshares Inc	11,644	850
Radian Group Inc	5,630	212
RBB Bancorp	9,232	253
Repay Holdings Corp, Cl A *	44,831	188
Rithm Capital Corp ‡	15,717	148
Sierra Bancorp	6,777	276
Silvercrest Asset Management Group Inc, Cl A	6,261	63
Simmons First National Corp, Cl A	45,420	1,029
SiriusPoint Ltd *	9,621	231
Sixth Street Specialty Lending Inc	4,848	83
Southern Missouri Bancorp Inc	5,708	435
Starwood Property Trust Inc ‡	41,517	680
Unity Bancorp Inc	4,017	236
Universal Insurance Holdings Inc	10,629	440
Univest Financial Corp	34,723	1,519
USCB Financial Holdings Inc	6,679	137
Valley National Bancorp	192,770	2,824
Victory Capital Holdings Inc, Cl A	1,668	140
Voya Financial Inc	15,930	1,442
WaFd Inc	7,338	282
West BanCorp Inc	9,586	254
Westamerica BanCorp	7,630	448
Western Union Co/The	9,030	70
Wintrust Financial Corp	9,293	1,494
Zions Bancorp NA	47,899	3,314
		79,256
Health Care — 8.4%
AdaptHealth Corp, Cl A *	56,381	587
Addus HomeCare Corp *	14,506	1,457
AMN Healthcare Services Inc *	21,230	687
Amphastar Pharmaceuticals Inc *	5,000	101
Ardent Health Inc *	12,230	120
Aurinia Pharmaceuticals Inc *	66,382	1,126
Collegium Pharmaceutical Inc *	31,907	1,155
Emergent BioSolutions Inc *	33,042	277
Encompass Health Corp	12,112	1,224
Enovis Corp *	5,886	122
Envista Holdings Corp *	16,651	439
Exelixis Inc *	8,933	486
Globus Medical Inc, Cl A *	8,961	708
Haemonetics Corp *	9,143	686
Halozyme Therapeutics Inc *	4,370	342
Harmony Biosciences Holdings Inc *	28,009	1,020
Indivior Pharmaceuticals Inc *	5,880	241

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Inmode Ltd *	41,578	$608
Innoviva Inc *	30,633	696
Integra LifeSciences Holdings Corp *	20,139	362
Jazz Pharmaceuticals PLC *	2,586	623
Lantheus Holdings Inc *	8,680	963
LivaNova PLC *	2,500	205
MiMedx Group Inc *	70,644	272
Molina Healthcare Inc *	9,861	2,255
Nutex Health Inc *	2,861	489
Option Care Health Inc *	40,372	847
Pacira BioSciences Inc *	31,111	789
Pediatrix Medical Group Inc *	55,159	1,397
Prestige Consumer Healthcare Inc, Cl A *	24,404	1,154
Progyny Inc *	105,959	3,055
Puma Biotechnology Inc *	23,560	191
Rigel Pharmaceuticals Inc *	9,503	372
SIGA Technologies Inc	28,991	105
Tactile Systems Technology Inc *	12,511	373
Teladoc Health Inc *	81,937	695
Theravance Biopharma Inc *	22,055	375
Varex Imaging Corp *	32,564	340
		26,944
Industrials — 15.6%
ABM Industries Inc	5,383	238
ACCO Brands Corp	62,222	259
Alight Inc, Cl A	234,241	131
Allegiant Travel Co, Cl A *	4,595	541
Allison Transmission Holdings Inc	2,130	240
Apogee Enterprises Inc	2,521	115
ArcBest Corp	2,097	301
Astec Industries Inc	47,556	2,910
Atkore Inc	21,291	1,619
Blue Bird Corp *	11,813	933
BlueLinx Holdings Inc *	4,166	258
Boise Cascade Co	7,349	571
BrightView Holdings Inc *	25,305	359
Brink's Co/The	1,450	137
CACI International Inc, Cl A *	2,396	1,110
Clean Harbors Inc *	4,200	1,255
Costamare Inc	26,346	369
Deluxe Corp	30,903	738
Enerpac Tool Group Corp, Cl A	24,102	864
EnerSys	996	233
Ennis Inc	4,575	97
Enpro Inc	5,994	2,259
ExlService Holdings Inc *	16,458	426
Fluor Corp *	8,898	466
Franklin Covey Co *	7,233	178
Gates Industrial Corp PLC *	59,318	1,659
Greenbrier Cos Inc/The	18,425	903
Helios Technologies Inc	11,979	1,069
Hexcel Corp, Cl A	10,782	1,079
Huron Consulting Group Inc *	9,507	857

SEI Institutional Managed Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hyster-Yale Inc	6,568	$230
IBEX Holdings Ltd *	5,253	160
Interface Inc, Cl A	24,813	889
ITT Inc	5,680	1,123
Janus International Group Inc *	80,966	449
Kelly Services Inc, Cl A	19,553	240
Korn Ferry	15,775	1,050
Limbach Holdings Inc *	15,757	1,213
Luxfer Holdings PLC	9,000	162
Lyft Inc, Cl A *	91,061	1,331
Manitowoc Co Inc/The *	18,654	259
ManpowerGroup Inc	951	32
Matrix Service Co *	9,289	127
Matson Inc	2,605	501
Maximus Inc	4,409	237
MillerKnoll Inc	40,045	819
Northwest Pipe Co *	2,481	372
Oshkosh Corp	2,171	333
Pangaea Logistics Solutions Ltd	20,207	131
Pitney Bowes Inc	15,077	264
Quad/Graphics Inc	17,708	149
Quanex Building Products Corp	26,711	497
Regal Rexnord Corp	6,559	1,562
Rush Enterprises Inc, Cl A	2,426	177
Ryder System Inc	996	263
Safe Bulkers Inc	33,711	213
Science Applications International Corp	2,032	224
Sensata Technologies Holding PLC	32,241	1,539
SkyWest Inc *	23,263	2,311
Standex International Corp	5,920	2,118
Terex Corp	45,336	3,282
Timken Co/The	2,054	299
Tutor Perini Corp	24,774	2,056
Upwork Inc *	71,463	598
V2X Inc *	14,768	1,101
Valmont Industries Inc	3,106	1,794
		50,279
Information Technology — 11.3%
Amkor Technology Inc	4,513	389
ASGN Inc *	13,149	235
Aviat Networks Inc *	6,736	150
Avnet Inc	3,749	333
Belden Inc	8,627	1,034
Cerence Inc *	24,791	281
Cirrus Logic Inc *	2,066	307
Cohu Inc *	30,223	2,234
Diebold Nixdorf Inc *	10,367	881
Diodes Inc *	14,504	1,587
DXC Technology Co *	6,228	55
Eastman Kodak Co *	34,975	324
Five9 Inc *	44,769	955
Harmonic Inc, Cl A *	91,272	1,490
Immersion Corp	19,931	135

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kimball Electronics Inc *	13,957	$357
Methode Electronics Inc	20,454	388
Mitek Systems Inc *	23,452	472
NetScout Systems Inc *	32,853	1,431
OneSpan Inc	15,672	225
Open Text Corp	93,362	2,068
PagerDuty Inc *	50,548	488
PC Connection Inc	1,796	131
Penguin Solutions Inc *	25,919	1,970
Photronics Inc *	93,983	3,057
Qorvo Inc *	2,150	201
Ralliant Corp	20,930	1,541
RingCentral Inc, Cl A	4,857	189
Rogers Corp *	11,963	1,959
Sanmina Corp *	11,736	2,970
ScanSource Inc *	16,656	868
Silicon Laboratories Inc *	6,690	1,462
Silicon Motion Technology Corp ADR	2,474	825
Sprinklr Inc, Cl A *	62,807	324
TD SYNNEX Corp	1,079	288
Teradata Corp *	4,675	162
Unisys Corp *	37,677	138
Viavi Solutions Inc *	57,151	2,729
Vistance Networks Inc	122,336	1,563
Vontier Corp	3,360	97
Yext Inc *	32,521	152
		36,445
Materials — 6.1%
AdvanSix Inc	17,116	340
Axalta Coating Systems Ltd *	26,647	912
Cabot Corp	14,583	1,324
Caledonia Mining Corp PLC	9,343	179
Cleveland-Cliffs Inc *	225,287	2,116
Commercial Metals Co, Cl A	79,488	4,988
Constellium SE, Cl A *	22,877	729
Ecovyst Inc *	53,686	668
Glatfelter Corp *	19,250	226
Hudbay Minerals Inc	93,261	2,202
Ingevity Corp *	9,661	721
Innospec Inc	7,211	587
Koppers Holdings Inc	3,289	148
Mativ Holdings Inc	28,024	212
Minerals Technologies Inc	6,007	444
NewMarket Corp	181	143
O-I Glass Inc, Cl I *	37,305	359
Orion SA	32,652	217
Silgan Holdings Inc	15,033	697
Sonoco Products Co	5,430	306
SunCoke Energy Inc	49,785	401
Sylvamo Corp	15,239	576
Tredegar Corp *	16,736	133
TriMas Corp	18,253	822

50	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Valhi Inc	1,055	$16
		19,466
Real Estate — 5.1%
Agree Realty Corp ‡	14,104	1,068
American Assets Trust Inc ‡	6,660	164
Apple Hospitality REIT Inc ‡	95,483	1,605
Brixmor Property Group Inc ‡	3,900	123
CBL & Associates Properties Inc ‡	3,533	187
Chatham Lodging Trust ‡	4,074	54
COPT Defense Properties ‡	32,159	1,170
Cousins Properties Inc ‡	5,580	167
CTO Realty Growth Inc ‡	19,533	420
DiamondRock Hospitality Co ‡	140,446	1,711
Diversified Healthcare Trust ‡	7,373	69
EPR Properties, Cl A ‡	3,874	225
Farmland Partners Inc ‡	23,937	232
Forestar Group Inc *	7,367	233
Franklin Street Properties Corp ‡	32,727	17
Highwoods Properties Inc ‡	68,326	2,061
Kilroy Realty Corp ‡	4,005	150
Kite Realty Group Trust ‡	5,193	147
National Storage Affiliates Trust ‡	22,607	1,005
NET Lease Office Properties ‡	9,320	104
Newmark Group Inc, Cl A	99,005	1,496
Outfront Media Inc ‡	5,905	193
Park Hotels & Resorts Inc ‡	8,188	117
Pebblebrook Hotel Trust ‡	62,398	1,211
Piedmont Realty Trust Inc, Cl A *‡	6,080	56
RLJ Lodging Trust ‡	100,517	1,191
Service Properties Trust ‡	6,934	12
SITE Centers Corp ‡	29,238	116
STAG Industrial Inc ‡	25,037	953
Xenia Hotels & Resorts Inc ‡	14,045	286
		16,543
Utilities — 2.0%
Avista Corp	3,750	153
Black Hills Corp, Cl A	7,680	571
Genie Energy Ltd, Cl B	9,357	135

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hawaiian Electric Industries Inc *	94,201	$1,275
IDACORP Inc, Cl A	8,906	1,348
National Fuel Gas Co	3,390	262
Otter Tail Corp	2,862	258
Portland General Electric Co	18,628	966
Southwest Gas Holdings Inc	7,177	636
Spire Inc	8,021	626
UGI Corp	8,027	277
		6,507
Total Common Stock
(Cost $223,056) ($ Thousands)		316,990

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,932	428

Total Exchange-Traded Fund
(Cost $275) ($ Thousands)		428

	Number of Warrants
WARRANTS — 0.0%
Xerox Holdings Corp,
Expires 02/17/2028*	36,078	10

Total Warrants
(Cost $—) ($ Thousands)		10

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	1,926,099	1,926

Total Cash Equivalent
(Cost $1,926) ($ Thousands)		1,926

Total Investments in Securities — 99.1%
(Cost $225,257) ($ Thousands)		$319,354

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	21	Sep-2026	$3,186	$3,198	$12

Percentages are based on Net Assets of $322,175 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

SEI Institutional Managed Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,853	$49,466	$(51,393)	$—	$—	$1,926	$88	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

52	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Growth Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.8%

Communication Services — 1.4%
Bandwidth Inc, Cl A *	6,356	$402
IMAX Corp *	25,900	1,032
Lionsgate Studios *	58,338	893
MediaAlpha Inc, Cl A *	10,055	127
Sphere Entertainment Co *	10,562	1,828
		4,282
Consumer Discretionary — 10.0%
Adient PLC *	12,842	236
American Eagle Outfitters Inc	34,165	588
American Public Education Inc *	11,637	625
Boot Barn Holdings Inc *	12,886	2,117
Burlington Stores Inc *	8,142	2,579
Callaway Golf Co *	7,386	139
Carter's Inc	11,520	474
Citi Trends Inc *	2,621	152
Covista Inc *	22,686	2,828
Dana Inc	19,924	542
Dauch Corporation *	63,180	342
Figs Inc, Cl A *	56,930	582
Frontdoor Inc *	16,098	1,249
Garrett Motion Inc	77,128	2,794
GigaCloud Technology Inc, Cl A *	15,223	481
Kohl's Corp	3,175	56
Laureate Education Inc, Cl A *	17,984	653
LCI Industries	7,902	837
Lincoln Educational Services Corp *	32,467	1,620
MasterCraft Boat Holdings Inc *	7,227	187
Monarch Casino & Resort Inc	1,317	173
Ollie's Bargain Outlet Holdings Inc *	15,784	1,214
OneSpaWorld Holdings Ltd	54,620	1,543
Polaris Inc	2,590	177
Pool Corp	5,472	1,176
Rocky Brands Inc	5,000	206
Rush Street Interactive Inc, Cl A *	56,218	1,672
Sally Beauty Holdings Inc *	21,161	299
Smith & Wesson Brands Inc	20,200	304
Standard Motor Products Inc	12,861	501
Target Hospitality Corp *	20,371	415
Urban Outfitters Inc *	35,873	2,542
Victoria's Secret & Co *	29,900	2,496
		31,799
Consumer Staples — 2.3%
Casey's General Stores Inc	2,716	2,159
Church & Dwight Co Inc	19,419	1,881
Herbalife Ltd *	40,969	539
Mama's Creations Inc *	21,490	384
Nature's Sunshine Products Inc *	10,190	222
United Natural Foods Inc *	32,754	1,496
Vita Coco Co Inc/The *	7,430	491
		7,172

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)

Energy — 2.9%
Archrock Inc	47,597	$1,938
Ardmore Shipping Corp	23,455	329
CNX Resources Corp *	13,363	453
CVR Energy Inc	5,855	161
Forum Energy Technologies Inc *	6,470	325
Helmerich & Payne Inc	17,612	577
Innovex International Inc *	21,458	532
Liberty Energy Inc, Cl A	7,500	196
Nabors Industries Ltd *	3,400	286
Par Pacific Holdings Inc *	9,725	545
Riley Exploration Permian Inc	8,812	290
Solaris Energy Infrastructure Inc, Cl A	40,898	3,291
Talos Energy Inc *	29,838	385
		9,308
Financials — 12.4%
Acadian Asset Management Inc	17,705	1,266
Adamas Trust Inc ‡	18,251	171
Arrow Financial Corp	10,156	416
Banco Latinoamericano de Comercio
Exterior SA, Cl E	10,409	640
Bank of NT Butterfield & Son Ltd/The	26,643	1,585
Central Pacific Financial Corp	17,348	663
CNO Financial Group Inc	55,286	2,819
Dave Inc *	4,701	1,752
Encore Capital Group Inc *	10,516	981
Enova International Inc *	15,356	3,697
EVERTEC Inc	43,304	1,203
EZCORP Inc, Cl A *	24,531	848
First Financial Bankshares Inc, Cl A	50,316	1,741
FirstCash Holdings Inc	21,037	4,551
Kinsale Capital Group Inc	4,526	1,493
Lemonade Inc *	14,446	940
MarketAxess Holdings Inc	3,791	430
Metropolitan Bank Holding Corp	5,215	515
Miami International Holdings Inc *	10,663	396
Moelis & Co, Cl A	9,413	616
Orange County Bancorp Inc	7,510	276
Palomar Holdings Inc, Cl A *	2,139	270
Piper Sandler	8,264	598
PROG Holdings Inc	24,052	1,121
Ryan Specialty Holdings Inc, Cl A	33,394	1,261
Stifel Financial Corp	6,379	445
Tompkins Financial Corp	8,182	773
UMB Financial Corp	24,987	3,567
Univest Financial Corp	18,583	813
Valley National Bancorp	137,002	2,007
WisdomTree Inc	79,861	1,353
		39,207
Health Care — 16.3%
Alignment Healthcare Inc *	102,608	2,443
Amneal Pharmaceuticals Inc *	116,343	2,014

SEI Institutional Managed Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
ANI Pharmaceuticals Inc *	13,187	$1,092
Annexon Inc *	75,000	428
Axogen Inc *	23,990	1,108
Axsome Therapeutics Inc *	3,378	827
BioAge Labs Inc *	8,695	213
Bio-Techne Corp	28,087	1,984
Bridgebio Pharma Inc *	67,535	5,030
BrightSpring Health Services Inc *	77,166	5,382
CareDx Inc *	16,009	456
Celcuity Inc *	11,144	1,166
CG oncology Inc *	14,398	1,023
Edgewise Therapeutics Inc *	6,465	263
Electromed Inc *	8,459	358
Ensign Group Inc/The	5,590	896
Fortrea Holdings Inc *	28,510	496
Globus Medical Inc, Cl A *	25,943	2,050
Guardant Health Inc *	26,406	3,962
HealthEquity Inc *	29,820	2,693
Ideaya Biosciences Inc *	19,598	730
Indivior Pharmaceuticals Inc *	8,802	361
Intellia Therapeutics Inc *	52,871	895
Ironwood Pharmaceuticals Inc, Cl A *	86,563	364
LeMaitre Vascular Inc	10,223	981
LifeStance Health Group Inc *	128,126	1,372
Novocure Ltd *	8,055	122
Nuvation Bio Inc *	98,941	562
Omeros Corp *	14,317	136
Omnicell Inc *	7,662	318
Pennant Group Inc/The *	22,292	824
Phibro Animal Health Corp, Cl A	14,277	448
Praxis Precision Medicines Inc *	616	206
Protagonist Therapeutics Inc *	10,325	1,266
Repligen Corp *	16,750	2,285
Rhythm Pharmaceuticals Inc *	10,820	1,201
Stoke Therapeutics Inc *	3,783	124
Supernus Pharmaceuticals Inc *	15,839	737
Syndax Pharmaceuticals Inc *	10,073	220
Tactile Systems Technology Inc *	17,095	509
Tarsus Pharmaceuticals Inc *	13,824	870
Taysha Gene Therapies Inc *	65,863	449
Veracyte Inc *	7,933	466
Viridian Therapeutics Inc *	52,968	973
Vor BioPharma *	13,216	243
Xenon Pharmaceuticals Inc *	15,100	912
Xeris Biopharma Holdings Inc *	9,847	78
		51,536
Industrials — 26.8%
AAON Inc	22,476	2,851
AAR Corp *	14,850	2,122
Advanced Drainage Systems Inc	15,595	2,448
American Superconductor Corp *	6,481	269
Argan Inc	5,304	4,235
Atmus Filtration Technologies Inc	9,872	503

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Axon Enterprise Inc *	4,709	$2,640
Bloom Energy Corp, Cl A *	20,257	6,132
Casella Waste Systems Inc, Cl A *	14,909	1,446
Cimpress PLC *	11,444	1,164
Construction Partners Inc, Cl A *	13,812	1,640
Copart Inc *	36,218	1,021
Costamare Inc	28,565	400
Deluxe Corp	8,106	194
Dycom Industries Inc *	5,079	2,568
ESCO Technologies Inc	3,297	1,154
ExlService Holdings Inc *	131,627	3,404
Exponent Inc	32,913	1,934
Federal Signal Corp	19,994	2,569
Forgent Power Solutions Inc, Cl A *	33,893	1,893
HEICO Corp, Cl A	5,385	1,389
Kennametal Inc	7,191	252
Kratos Defense & Security Solutions Inc *	3,250	162
Legence, Cl A *	18,416	1,570
Mercury Systems Inc *	18,675	2,285
Modine Manufacturing Co *	6,994	1,868
Nextpower Inc, Cl A *	19,331	2,303
NPK International Inc, Cl A *	85,020	1,353
OPENLANE Inc *	26,677	1,100
RBC Bearings Inc *	9,978	6,426
Rollins Inc	50,558	2,110
SPX Technologies Inc *	7,658	1,878
Sterling Infrastructure Inc *	7,849	6,588
Terex Corp	24,671	1,786
UL Solutions Inc, Cl A	14,418	1,469
V2X Inc *	14,435	1,076
VSE Corp	7,539	1,723
Watsco Inc	2,951	1,230
Watts Water Technologies Inc, Cl A	9,110	3,566
Willdan Group Inc *	8,222	650
Zurn Elkay Water Solutions	65,349	3,302
		84,673
Information Technology — 22.7%
ACM Research Inc, Cl A *	6,792	862
Advanced Energy Industries Inc	3,718	1,386
Agilysys Inc *	5,038	527
Alarm.com Holdings Inc *	11,719	548
Applied Optoelectronics Inc *	6,655	986
AXT Inc *	8,277	597
Bel Fuse Inc, Cl B	1,774	591
Bentley Systems Inc, Cl B	22,627	676
Braze Inc, Cl A *	4,907	106
Clear Secure Inc, Cl A	53,855	3,001
Credo Technology Group Holding Ltd *	14,691	3,995
Descartes Systems Group Inc/The *	18,058	1,250
Diebold Nixdorf Inc *	7,083	602
DigitalOcean Holdings Inc *	6,100	958
EPAM Systems Inc *	5,731	455
Fabrinet *	2,797	1,572

54	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	1,024	$1,223
Freshworks Inc, Cl A *	136,341	1,380
HubSpot Inc *	2,521	460
Ichor Holdings Ltd *	15,904	1,786
Intapp Inc *	14,724	371
InterDigital Inc	4,660	1,319
JFrog Ltd *	20,962	1,905
Keysight Technologies Inc *	12,402	4,342
Littelfuse Inc	3,055	1,391
Mirion Technologies Inc, Cl A *	35,724	641
Mitek Systems Inc *	14,504	292
Monolithic Power Systems Inc	1,723	2,382
Navitas Semiconductor Corp, Cl A *	27,900	500
nLight Inc *	17,263	1,202
Nova Ltd *	4,208	2,285
Novanta Inc *	24,009	3,895
Onto Innovation Inc *	8,357	3,163
Plexus Corp *	7,464	2,244
Q2 Holdings Inc *	6,494	312
Rambus Inc *	9,911	1,316
Sanmina Corp *	7,391	1,871
Semtech Corp *	7,286	1,179
SiTime Corp *	4,451	3,319
Synaptics Inc *	6,515	809
TTM Technologies Inc *	26,848	5,021
Tyler Technologies Inc *	5,194	1,519
Viasat Inc *	6,997	628
Viavi Solutions Inc *	120,427	5,750
Vishay Precision Group Inc *	8,257	1,238
		71,855
Materials — 2.6%
Balchem Corp	14,743	2,491
Caledonia Mining Corp PLC	5,405	103
Constellium SE, Cl A *	8,405	268
Sensient Technologies Corp	25,350	3,125
SSR Mining Inc *	44,136	1,248
TriMas Corp	22,000	991
		8,226
Real Estate — 1.4%
CoStar Group Inc *	25,982	736
Industrial Logistics Properties Trust ‡	34,220	303
Janus Living Inc, Cl A ‡	78,241	2,249
Newmark Group Inc, Cl A	65,460	989
Postal Realty Trust Inc, Cl A ‡	12,831	316
		4,593
Total Common Stock
(Cost $233,881) ($ Thousands)		312,651

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	3,907,363	$3,907

Total Cash Equivalent
(Cost $3,907) ($ Thousands)		3,907

Total Investments in Securities — 100.0%
(Cost $237,788) ($ Thousands)		$316,558

SEI Institutional Managed Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Small Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	19	Sep-2026	$2,827	$2,893	$66

Percentages are based on Net Assets of $316,512 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,599	$52,632	$(51,324)	$—	$—	$3,907	$88	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

56	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 2.2%
AMC Networks Inc, Cl A *	57,752	$576
Angi Inc, Cl A *	84,017	500
ATN International Inc	14,841	393
Bandwidth Inc, Cl A *	17,035	1,078
Bumble Inc, Cl A *	115,804	371
Cable One Inc *	7,364	391
Cars.com Inc *	30,336	332
DHI Group *	162,929	604
Electronic Arts Inc	2,290	470
Entravision Communications Corp, Cl A	73,935	964
EverQuote Inc, Cl A *	15,551	370
Gray Media Inc	148,659	590
Match Group Inc	1,449	55
MediaAlpha Inc, Cl A *	48,423	609
Millicom International Cellular SA	10,511	954
News Corp, Cl A	8,724	217
Nexstar Media Group Inc, Cl A	7,852	1,402
Nexxen International Ltd *	23,263	210
Omnicom Group Inc	8,515	620
People Inc *	3,105	143
PubMatic Inc, Cl A *	57,380	753
QuinStreet Inc *	68,212	999
Scholastic Corp, Cl B	11,468	528
Take-Two Interactive Software Inc, Cl A *	206	52
Telephone and Data Systems Inc	28,308	1,048
TKO Group Holdings Inc, Cl A	4,468	899
TripAdvisor Inc *	24,301	333
Yelp Inc, Cl A *	16,869	414
Ziff Davis Inc *	18,175	952
		16,827
Consumer Discretionary — 11.0%
Abercrombie & Fitch Co, Cl A *	63,010	5,672
Adient PLC *	72,618	1,335
American Eagle Outfitters Inc	193,435	3,327
American Public Education Inc *	14,106	757
Asbury Automotive Group Inc *	3,907	786
AutoNation Inc *	2,814	523
BorgWarner Inc	28,692	1,905
Bright Horizons Family Solutions Inc *	1,538	109
Brinker International Inc *	26,263	4,412
Burlington Stores Inc *	15,886	5,033
Callaway Golf Co *	47,628	895
Carter's Inc	25,750	1,060
Citi Trends Inc *	22,635	1,309
Covista Inc *	16,335	2,036
Cricut Inc, Cl A	34,092	150
Dana Inc	15,227	414
Dauch Corporation *	65,772	356
Dave & Buster's Entertainment Inc *	30,440	347
Deckers Outdoor Corp *	5,964	592
Duolingo Inc, Cl A *	735	85

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Etsy Inc *	6,503	$490
Figs Inc, Cl A *	45,082	461
Frontdoor Inc *	20,121	1,561
Garrett Motion Inc	44,049	1,596
Genesco Inc *	22,970	776
Gentherm Inc *	6,171	211
GigaCloud Technology Inc, Cl A *	17,995	569
G-III Apparel Group Ltd	15,881	535
Goodyear Tire & Rubber Co/The *	79,514	525
Group 1 Automotive Inc	4,472	1,302
Hamilton Beach Brands Holding Co, Cl A	10,893	251
Haverty Furniture Cos Inc	17,831	455
Helen of Troy Ltd *	12,592	366
Kohl's Corp	55,379	981
LCI Industries	4,762	504
Lear Corp	14,502	1,944
Leggett & Platt Inc	106,410	1,246
Lithia Motors Inc, Cl A	1,783	518
LKQ Corp	14,707	387
Lululemon Athletica Inc *	1,172	134
MasterCraft Boat Holdings Inc *	7,818	202
Motorcar Parts of America *	26,309	403
Movado Group Inc	9,559	376
Murphy USA Inc	4,244	2,287
Ollie's Bargain Outlet Holdings Inc *	19,447	1,495
OneSpaWorld Holdings Ltd	8,928	252
Penske Automotive Group Inc, Cl A	1,200	215
Perdoceo Education Corp	25,338	811
Phinia Inc	1,758	145
Pool Corp	13,752	2,955
Rocky Brands Inc	14,600	602
Sally Beauty Holdings Inc *	46,020	651
Signet Jewelers Ltd	16,047	1,383
Smith & Wesson Brands Inc	13,140	198
Solid Power Inc *	131,578	341
Sonos Inc *	26,691	361
Standard Motor Products Inc	15,126	589
Strattec Security Corp *	2,863	233
Stride Inc *	45,813	3,951
Sturm Ruger & Co Inc	7,455	282
Super Group SGHC Ltd	121,669	1,649
Superior Group of Cos Inc	28,158	369
Target Hospitality Corp *	13,477	274
Taylor Morrison Home Corp, Cl A *	45,726	3,280
Texas Roadhouse Inc, Cl A	3,100	599
Universal Technical Institute Inc *	15,723	672
Urban Outfitters Inc *	65,048	4,609
Vail Resorts Inc	7,682	1,046
Victoria's Secret & Co *	34,175	2,853
Visteon Corp	41,477	4,115
Williams-Sonoma Inc	3,405	794
Winmark Corp	1,329	562
Winnebago Industries Inc	6,845	214

SEI Institutional Managed Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Zumiez Inc *	9,298	$166
		84,849
Consumer Staples — 3.4%
Albertsons Cos Inc, Cl A	18,525	251
BJ's Wholesale Club Holdings Inc *	8,074	704
Cal-Maine Foods Inc	15,659	1,262
Casey's General Stores Inc	1	1
Central Garden & Pet Co, Cl A *	19,370	751
Church & Dwight Co Inc	17,663	1,711
Coca-Cola Consolidated Inc	10,090	1,926
Darling Ingredients Inc *	15,137	827
Del Monte Corp	8,258	230
Edgewell Personal Care Co	7,200	193
Herbalife Ltd *	51,890	682
Ingles Markets Inc, Cl A	7,550	669
Ingredion Inc	10,592	1,003
J & J Snack Foods Corp	7,030	516
John B Sanfilippo & Son Inc	5,357	461
Kroger Co/The	6,156	342
Nature's Sunshine Products Inc *	37,928	827
Nu Skin Enterprises Inc, Cl A	29,379	155
Oil-Dri Corp of America	5,000	511
Performance Food Group Co *	3,318	371
Pilgrim's Pride Corp	54,228	1,524
PriceSmart Inc	7,532	1,471
Seneca Foods Corp, Cl A *	315	55
Spectrum Brands Holdings Inc	11,105	952
Target Corp, Cl A	27,333	3,570
Turning Point Brands Inc	4,194	356
United Natural Foods Inc *	23,823	1,088
Universal Corp/VA	14,877	776
US Foods Holding Corp *	10,313	1,055
USANA Health Sciences Inc *	13,715	293
Village Super Market Inc, Cl A	16,517	697
Weis Markets Inc	14,997	1,174
		26,404
Energy — 4.4%
Archrock Inc	16,343	665
Ardmore Shipping Corp	30,326	425
Bristow Group Inc	4,125	171
CNX Resources Corp *	30,569	1,037
Crescent Energy Co, Cl A	39,540	388
Delek US Holdings Inc	92,978	4,724
Devon Energy Corp	3,543	146
DHT Holdings Inc	42,087	696
Diamondback Energy Inc, Cl A	9,885	1,738
DT Midstream Inc	11,225	1,647
Exxon Mobil Corp	5,528	756
Forum Energy Technologies Inc *	24,685	1,240
Golar LNG Ltd	5,175	258
Green Plains Inc *	37,788	581
Gulfport Energy Corp *	4,184	710

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne Inc	9,145	$299
HF Sinclair Corp	6,861	478
Innovex International Inc *	7,223	179
International Seaways Inc	11,510	882
Marathon Petroleum Corp	7,296	1,865
Murphy Oil Corp	13,704	446
Nabors Industries Ltd *	6,030	507
Natural Gas Services Group Inc	11,628	502
Oil States International Inc *	114,161	915
Par Pacific Holdings Inc *	30,658	1,719
PBF Energy Inc, Cl A	4,507	205
Range Resources Corp	40,307	1,499
Ranger Energy Services Inc, Cl A	37,667	603
Riley Exploration Permian Inc	5,976	197
Scorpio Tankers Inc	19,552	1,354
SM Energy Co	30,220	789
Solaris Energy Infrastructure Inc, Cl A	4,689	377
TechnipFMC PLC	14,605	968
Teekay Corp Ltd	107,083	1,071
Teekay Tankers Ltd, Cl A	19,615	1,273
Viper Energy Inc, Cl A	24,528	1,040
Whitecap Resources	105,608	1,096
		33,446
Financials — 17.6%
1st Source Corp	7,047	575
Acadian Asset Management Inc	9,298	665
Advanced Flower Capital Inc	114,858	356
Affiliated Managers Group Inc	3,650	1,235
Allstate Corp/The	990	236
American Financial Group Inc/OH	5,861	820
Ameriprise Financial Inc	92	42
Arch Capital Group Ltd *	10,008	971
Bank of NT Butterfield & Son Ltd/The	24,995	1,487
Bank OZK	25,660	1,337
BankUnited Inc	6,774	328
Bar Harbor Bankshares	7,400	279
BGC Group Inc, Cl A	16,571	177
Bread Financial Holdings Inc	28,428	3,080
Camden National Corp	8,218	446
Capital City Bank Group Inc	9,652	477
Carter Bankshares Inc	12,657	430
Central Pacific Financial Corp	24,027	918
City Holding Co	820	109
Civista Bancshares Inc	27,268	770
CNB Financial Corp/PA	9,437	318
CNO Financial Group Inc	67,745	3,454
Columbia Banking System Inc	209,948	6,729
Community Trust Bancorp Inc	21,646	1,566
Credit Acceptance Corp, Cl A *	380	242
Customers Bancorp Inc *	10,491	830
Dave Inc *	4,503	1,678
Donegal Group Inc, Cl A	10,385	196
Eagle Bancorp Inc	21,162	601

58	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Eastern Bankshares Inc	10,477	$233
Employers Holdings Inc	17,888	903
Enact Holdings Inc	7,491	342
Encore Capital Group Inc *	12,649	1,180
Enova International Inc *	15,555	3,745
Essent Group Ltd	3,594	231
Everest Group Ltd	6,060	2,165
EVERTEC Inc	10,470	291
Fifth Third Bancorp	20,962	1,182
Financial Institutions Inc	80,765	3,147
First American Financial Corp	3,200	219
First Citizens BancShares Inc/NC, Cl A	599	1,246
First Commonwealth Financial Corp	208,651	4,242
First Community Bankshares Inc	47,999	2,132
First Interstate BancSystem Inc, Cl A	51,000	1,967
First Merchants Corp	10,220	447
First Western Financial Inc *	8,382	269
FirstCash Holdings Inc	20,655	4,468
Flagstar Bank NA	171,941	2,569
Flywire Corp *	24,826	436
FNB Corp/PA	307,540	5,868
GCM Grosvenor Inc, Cl A	35,446	436
Genworth Financial Inc, Cl A *	111,878	1,059
Global Payments Inc	1,009	73
Globe Life Inc	2,764	494
Great Southern Bancorp Inc	12,053	945
Green Dot Corp, Cl A *	82,508	1,115
Hanmi Financial Corp	19,000	616
Hanover Insurance Group Inc/The, Cl A	11,282	2,416
Heritage Insurance Holdings Inc *	1,664	43
HomeTrust Bancshares Inc	4,975	248
Horace Mann Educators Corp, Cl A	21,656	1,119
Independent Bank Corp	12,857	464
Jackson Financial Inc, Cl A	79,179	8,107
James River Group Holdings Inc	139,079	612
Janus Henderson Group PLC	8,824	458
KeyCorp	34,821	803
Kinsale Capital Group Inc	6,513	2,148
Lemonade Inc *	6,469	421
Lincoln National Corp	48,447	1,713
MarketAxess Holdings Inc	350	40
Merchants Bancorp/IN	7,760	388
NerdWallet Inc, Cl A *	1,324	12
Nicolet Bankshares Inc	8,880	1,469
NMI Holdings Inc, Cl A *	11,500	473
OFG Bancorp	5,041	247
Old National Bancorp/IN, Cl A	278,434	7,211
Oscar Health Inc, Cl A *	27,047	771
Pagseguro Digital Ltd, Cl A	82,568	747
Palomar Holdings Inc, Cl A *	2,542	321
Paymentus Holdings Inc, Cl A *	14,921	360
PCB Bancorp	11,293	320
PJT Partners Inc, Cl A	9,986	1,507

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Popular Inc	11,261	$1,849
Preferred Bank/Los Angeles CA	13,055	1,387
PROG Holdings Inc	39,283	1,831
Reinsurance Group of America Inc, Cl A	7,938	1,688
RenaissanceRe Holdings Ltd	4,308	1,365
Repay Holdings Corp, Cl A *	117,160	492
Republic Bancorp Inc/KY, Cl A	17,019	1,539
Rocket Cos Inc, Cl A *	23,222	366
Selective Insurance Group Inc	43	4
Sierra Bancorp	17,491	713
SmartFinancial Inc	6,754	317
Starwood Property Trust Inc ‡	30,266	496
Stifel Financial Corp	2,847	199
StoneX Group Inc *	10,239	1,213
Tompkins Financial Corp	10,960	1,036
UMB Financial Corp	31,021	4,429
United Fire Group Inc	5,332	280
Unity Bancorp Inc	8,776	515
Universal Insurance Holdings Inc	24,324	1,006
Valley National Bancorp	141,427	2,072
Westamerica BanCorp	4,369	256
WisdomTree Inc	18,020	305
Zions Bancorp NA	97,892	6,773
		134,921
Health Care — 14.2%
AdaptHealth Corp, Cl A *	34,630	361
Adaptive Biotechnologies Corp *	66,015	1,416
ADMA Biologics Inc *	20,946	175
agilon health *	6,227	667
Alignment Healthcare Inc *	53,839	1,282
Alkermes PLC *	56,630	2,967
AMN Healthcare Services Inc *	46,585	1,508
Amneal Pharmaceuticals Inc *	35,804	620
AnaptysBio Inc *	4,713	318
AngioDynamics Inc *	34,707	452
ANI Pharmaceuticals Inc *	12,750	1,055
Annexon Inc *	81,218	464
Arrowhead Pharmaceuticals Inc *	5,262	429
Ascendis Pharma A/S *	886	236
Aurinia Pharmaceuticals Inc *	25,338	430
Avanos Medical Inc *	51,333	1,277
Aveanna Healthcare Holdings Inc *	32,155	276
Axogen Inc *	16,821	777
Axsome Therapeutics Inc *	2,183	534
Bio-Techne Corp	27,177	1,920
Bioventus Inc, Cl A *	82,873	782
Bridgebio Pharma Inc *	66,223	4,932
BrightSpring Health Services Inc *	37,665	2,627
Catalyst Pharmaceuticals Inc *	32,000	1,006
Celcuity Inc *	3,166	331
Cencora Inc, Cl A	1,787	506
Centene Corp *	104,947	6,737

SEI Institutional Managed Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Charles River Laboratories International Inc *	1,103	$250
Chemed Corp	2,729	1,271
Collegium Pharmaceutical Inc *	58,703	2,125
Concentra Group Holdings Parent Inc	5,473	163
CorVel Corp *	4,574	286
Crinetics Pharmaceuticals Inc *	3,206	120
Cross Country Healthcare Inc *	30,681	405
Emergent BioSolutions Inc *	27,088	227
Enanta Pharmaceuticals Inc *	35,571	519
Encompass Health Corp	14,879	1,504
Ensign Group Inc/The	4,885	783
Establishment Labs Holdings Inc *	4,961	426
Eton Pharmaceuticals Inc *	8,193	297
Exelixis Inc *	4,584	249
Fortrea Holdings Inc *	12,240	213
Globus Medical Inc, Cl A *	33,657	2,659
Guardant Health Inc *	15,554	2,334
Halozyme Therapeutics Inc *	7,043	551
Harmony Biosciences Holdings Inc *	22,664	825
HealthEquity Inc *	28,509	2,575
HealthStream Inc	18,675	509
Hims & Hers Health Inc *	3,674	127
ICON PLC *	5,210	905
ICU Medical Inc *	4,988	731
IDEXX Laboratories Inc *	458	241
Incyte Corp *	3,300	374
Inmode Ltd *	72,945	1,066
Innoviva Inc *	35,478	806
Insmed Inc *	556	59
Intellia Therapeutics Inc *	39,142	662
iRadimed Corp	5,415	517
Ironwood Pharmaceuticals Inc, Cl A *	185,407	781
Jazz Pharmaceuticals PLC *	7,203	1,736
Kiniksa Pharmaceuticals International Plc, Cl A *	54	3
KORU Medical Systems Inc *	129,708	545
Krystal Biotech Inc *	1,030	383
Lantheus Holdings Inc *	9,398	1,043
LeMaitre Vascular Inc	5,075	487
LifeStance Health Group Inc *	100,985	1,082
Ligand Pharmaceuticals Inc *	7,082	2,239
Liquidia Corp *	7,926	632
Madrigal Pharmaceuticals Inc *	733	394
Maravai LifeSciences Holdings Inc, Cl A *	103,955	649
Medpace Holdings Inc *	2,426	1,285
Mettler-Toledo International Inc *	411	525
MiMedx Group Inc *	109,141	420
Molina Healthcare Inc *	21,516	4,921
National HealthCare Corp	4,888	1,033
Neurocrine Biosciences Inc *	6,973	1,175
Nuvation Bio Inc *	93,896	533
Omeros Corp *	32,790	312

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
OmniAB Inc *	11,714	$—
Omnicell Inc *	9,452	392
Pacira BioSciences Inc *	35,375	897
Pediatrix Medical Group Inc *	118,627	3,005
Pennant Group Inc/The *	38,519	1,423
Penumbra Inc *	1,427	451
Phibro Animal Health Corp, Cl A	41,899	1,316
Prelude Therapeutics *	182,119	971
Progyny Inc *	178,330	5,141
PTC Therapeutics Inc *	12,404	1,012
Puma Biotechnology Inc *	30,120	244
QIAGEN NV	18,916	740
Relmada Therapeutics Inc *	3,407	24
Repligen Corp *	26,247	3,581
Revvity Inc	12,707	1,414
Rigel Pharmaceuticals Inc *	21,469	840
Shattuck Labs *	145,284	1,008
Sight Sciences Inc *	30,000	163
STAAR Surgical Co *	15,811	454
Supernus Pharmaceuticals Inc *	8,694	404
Tactile Systems Technology Inc *	28,334	844
Tarsus Pharmaceuticals Inc *	2,954	186
Taysha Gene Therapies Inc *	50,144	341
Teladoc Health Inc *	84,443	716
Teleflex Inc	3,521	446
Tenet Healthcare Corp *	367	69
Theravance Biopharma Inc *	30,242	514
UFP Technologies Inc *	2,084	552
United Therapeutics Corp *	2,841	1,539
Universal Health Services Inc, Cl B	1,446	215
Vanda Pharmaceuticals Inc *	22,178	136
Varex Imaging Corp *	28,226	294
Viatris Inc, Cl W	15,313	243
Viridian Therapeutics Inc *	35,657	655
Xeris Biopharma Holdings Inc *	44,564	353
Zevra Therapeutics Inc *	20,661	296
		108,921
Industrials — 21.1%
A O Smith Corp	4,400	276
AAON Inc	44,904	5,696
ACCO Brands Corp	136,813	569
Acuity Inc	2,320	874
Advanced Drainage Systems Inc	24,100	3,783
AECOM	13,579	948
AeroVironment Inc *	684	113
AerSale Corp *	37,994	240
Allegiant Travel Co, Cl A *	6,506	765
Allison Transmission Holdings Inc	3,071	346
American Superconductor Corp *	8,141	338
Applied Industrial Technologies Inc, Cl A	8,919	3,016
Arcosa Inc	1,792	260
Argan Inc	4,431	3,538
Astec Industries Inc	113,696	6,957

60	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Atkore Inc	9,367	$712
Axon Enterprise Inc *	7,509	4,210
Barrett Business Services Inc	8,704	309
Bloom Energy Corp, Cl A *	15,408	4,664
Blue Bird Corp *	2,843	224
Boise Cascade Co	4,228	328
Brink's Co/The	1,514	143
Broadridge Financial Solutions Inc	1,700	233
Builders FirstSource Inc *	592	53
BWX Technologies Inc	11,200	2,180
CACI International Inc, Cl A *	1,073	497
Carpenter Technology Corp	2,253	1,390
Casella Waste Systems Inc, Cl A *	2,917	283
CBIZ Inc *	2,449	79
CECO Environmental Corp *	4,606	418
Cimpress PLC *	7,677	781
Cintas Corp	3,914	666
Clean Harbors Inc *	1,283	383
Construction Partners Inc, Cl A *	19,018	2,259
Costamare Inc	12,144	170
CRA International Inc	3,432	488
CSW Industrials Inc	1,824	508
Curtiss-Wright Corp	4,583	3,473
Deluxe Corp	19,977	477
Donaldson Co Inc, Cl A	7,015	630
Ducommun Inc *	8,335	1,544
Dycom Industries Inc *	5,837	2,951
EMCOR Group Inc	2,609	2,165
EnerSys	8,815	2,061
Esab Corp	9,486	936
ExlService Holdings Inc *	123,654	3,198
Exponent Inc	39,399	2,315
Federal Signal Corp	23,628	3,036
Flowserve Corp	22,922	1,700
Fluor Corp *	11,303	592
Franklin Covey Co *	6,854	168
FTI Consulting Inc *	6,375	950
Gorman-Rupp Co/The	13,217	1,212
Graham Corp, Cl A *	4,517	559
GXO Logistics Inc *	16,013	812
Healthcare Services Group Inc *	13,705	337
Hub Group Inc, Cl A	4,655	204
Huntington Ingalls Industries Inc, Cl A	987	276
Huron Consulting Group Inc *	1,476	133
Hyster-Yale Inc	2,958	104
IBEX Holdings Ltd *	8,566	260
IDEX Corp	4,000	908
Interface Inc, Cl A	18,117	649
Janus International Group Inc *	76,571	425
JBT Marel, Cl A	3,600	522
Kadant Inc	686	216
Kelly Services Inc, Cl A	39,310	483
L3Harris Technologies Inc	2,036	592

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Landstar System Inc	3,246	$671
Limbach Holdings Inc *	16,663	1,283
LSI Industries Inc	2,442	65
Luxfer Holdings PLC	23,229	419
Lyft Inc, Cl A *	96,069	1,404
Manitowoc Co Inc/The *	77,468	1,076
Matrix Service Co *	14,659	201
Miller Industries Inc/TN	23,991	1,227
MillerKnoll Inc	12,887	264
Modine Manufacturing Co *	10,889	2,908
Moog Inc, Cl A	2,744	1,163
MSA Safety Inc	10,698	1,868
Mueller Industries Inc	19,538	2,402
MYR Group Inc *	2,348	1,175
National Presto Industries Inc	7,176	897
Nextpower Inc, Cl A *	17,951	2,139
Northwest Pipe Co *	1,871	280
Old Dominion Freight Line Inc, Cl A	858	186
OPENLANE Inc *	44,707	1,844
Park Aerospace Corp	3,346	128
Planet Labs PBC *	14,944	495
Powell Industries Inc	1,943	556
Primoris Services Corp	12,168	1,206
Proto Labs Inc *	11,760	959
RB Global Inc	9,026	1,051
RBC Bearings Inc *	11,906	7,668
Resideo Technologies Inc *	27,658	860
Resources Connection Inc	101,179	430
Rollins Inc	46,322	1,933
Rush Enterprises Inc, Cl A	21,083	1,539
RXO Inc *	15,347	423
Ryder System Inc	2,504	660
Science Applications International Corp	10,962	1,210
Sensata Technologies Holding PLC	15,778	753
Simpson Manufacturing Co Inc	7,500	1,570
SkyWest Inc *	20,531	2,039
SPX Technologies Inc *	1,464	359
StandardAero Inc *	41,377	1,238
Standex International Corp	342	122
Sterling Infrastructure Inc *	3,870	3,248
Tennant Co	8,099	709
Terex Corp	85,877	6,217
Textron Inc	4,795	440
Toro Co/The	2,800	273
Tutor Perini Corp	38,320	3,179
UFP Industries Inc	5,070	460
UL Solutions Inc, Cl A	14,911	1,519
Upwork Inc *	66,399	555
V2X Inc *	34,099	2,542
Valmont Industries Inc	489	282
Vicor Corp *	4,928	1,872
Watsco Inc	1,157	482
Watts Water Technologies Inc, Cl A	6,999	2,740

SEI Institutional Managed Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WESCO International Inc	9,774	$3,376
Willdan Group Inc *	11,427	904
XPO Inc *	5,668	1,164
Xylem Inc/NY	4,342	513
Zurn Elkay Water Solutions	54,328	2,745
		162,476
Information Technology — 16.8%
8x8 Inc *	460,446	787
A10 Networks Inc	48,975	1,830
ACI Worldwide Inc *	40,617	2,043
ACM Research Inc, Cl A *	2,501	317
ADTRAN Holdings Inc *	70,944	986
Advanced Energy Industries Inc	748	279
Agilysys Inc *	283	30
Akamai Technologies Inc *	3,832	453
Amkor Technology Inc	26,167	2,256
Amtech Systems *	17,816	411
Appfolio Inc, Cl A *	1,054	169
Arista Networks Inc *	5,292	899
Arlo Technologies Inc *	29,738	401
Arrow Electronics Inc, Cl A *	5,991	1,279
ASGN Inc *	25,233	451
Aviat Networks Inc *	12,723	282
Avnet Inc	3,048	271
Axcelis Technologies Inc *	983	186
Bel Fuse Inc, Cl B	940	313
Benchmark Electronics Inc	6,200	612
Bentley Systems Inc, Cl B	36,245	1,083
Calix Inc *	3,602	134
Cerence Inc *	33,751	382
Cirrus Logic Inc *	2,093	311
Clear Secure Inc, Cl A	49,583	2,763
Commvault Systems Inc *	3,881	550
Credo Technology Group Holding Ltd *	20,249	5,507
Daktronics Inc *	5,425	106
Descartes Systems Group Inc/The *	18,616	1,289
Diebold Nixdorf Inc *	10,091	858
DigitalOcean Holdings Inc *	4,979	782
Diodes Inc *	35,580	3,894
Dropbox Inc, Cl A *	25,343	696
Entegris Inc	12,391	2,229
EPAM Systems Inc *	2,034	161
ePlus Inc	84	7
F5 Inc, Cl A *	84	35
Fabrinet *	2,806	1,577
Fair Isaac Corp *	2,126	2,540
Five9 Inc *	42,837	913
FormFactor Inc *	2,115	338
Freshworks Inc, Cl A *	69,257	701
Gartner Inc *	1,518	197
GoDaddy Inc, Cl A *	2,922	248
HubSpot Inc *	1,944	355
Immersion Corp	31,153	211

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Insight Enterprises Inc *	4,865	$593
InterDigital Inc	594	168
inTEST Corp *	27,138	493
Jabil Inc	1,355	522
Keysight Technologies Inc *	25,820	9,039
Kimball Electronics Inc *	34,093	873
Lattice Semiconductor Corp *	1,962	300
Littelfuse Inc	1,494	680
LiveRamp Holdings Inc *	24,356	917
MACOM Technology Solutions Holdings Inc *	2,974	1,131
MaxLinear Inc, Cl A *	6,933	888
Methode Electronics Inc	22,884	434
Mitek Systems Inc *	37,996	765
Monolithic Power Systems Inc	3,690	5,101
NetScout Systems Inc *	36,773	1,601
NextNav *	20,500	366
nLight Inc *	10,235	713
Novanta Inc *	15,342	2,489
ON Semiconductor Corp *	14,016	1,325
Onto Innovation Inc *	9,214	3,487
Open Text Corp	72,226	1,600
OSI Systems Inc *	1,043	228
Ouster *	12,109	757
PagerDuty Inc *	77,408	747
Palo Alto Networks Inc *	1,425	486
Penguin Solutions Inc *	18,156	1,380
Photronics Inc *	133,928	4,357
Plexus Corp *	5,600	1,684
Q2 Holdings Inc *	7,540	363
Ralliant Corp	13,868	1,021
Rambus Inc *	9,409	1,249
Rimini Street Inc *	136,732	582
Sanmina Corp *	33,770	8,547
ScanSource Inc *	12,128	632
Semtech Corp *	9,725	1,574
Silicon Motion Technology Corp ADR	10,301	3,434
SiTime Corp *	5,802	4,326
Sprinklr Inc, Cl A *	72,059	372
SPS Commerce Inc *	5,741	328
Super Micro Computer Inc *	2,570	75
Teledyne Technologies Inc *	1,139	760
Teradyne Inc	869	420
TTM Technologies Inc *	40,566	7,587
Tyler Technologies Inc *	8,074	2,361
Ubiquiti Inc	437	233
Unisys Corp *	121,998	447
Viasat Inc *	13,965	1,254
Viavi Solutions Inc *	132,127	6,309
Vishay Intertechnology Inc	3,660	197
Vishay Precision Group Inc *	2,271	340
Vistance Networks Inc	91,841	1,174
Xerox Holdings Corp	78,740	246

62	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Yext Inc *	56,180	$262
		129,339
Materials — 4.7%
Alamos Gold Inc, Cl A	25,950	787
Albemarle Corp	3,497	472
Alpha Metallurgical Resources Inc *	1,456	240
Alto Ingredients Inc *	243,031	1,385
Ashland Inc	2,600	171
Avery Dennison Corp	2,472	401
Axalta Coating Systems Ltd *	36,330	1,243
Balchem Corp	17,153	2,898
Caledonia Mining Corp PLC	18,054	345
Century Aluminum Co *	7,570	348
Cleveland-Cliffs Inc *	369,815	3,473
Coeur Mining Inc	95,220	1,554
Commercial Metals Co, Cl A	124,739	7,827
Compass Minerals International Inc, Cl A *	16,649	518
Constellium SE, Cl A *	6,402	204
Crown Holdings Inc	2,052	230
Fortitude Gold Corp	40,846	204
Glatfelter Corp *	37,169	437
Hudbay Minerals Inc	142,958	3,375
LSB Industries Inc *	14,695	159
Materion Corp	1,722	512
Mativ Holdings Inc	79,389	601
NewMarket Corp	1,035	819
Orion SA	70,452	467
Packaging Corp of America	2,600	620
PERIMETER SOLUTIONS INC *	13,262	473
Rayonier Advanced Materials Inc *	45,662	359
Royal Gold Inc, Cl A	2,923	584
Silgan Holdings Inc	26,476	1,228
SSR Mining Inc *	101,905	2,882
SunCoke Energy Inc	56,944	458
Tredegar Corp *	7,612	61
TriMas Corp	20,455	921
		36,256
Real Estate — 2.5%
Alexander's Inc ‡	1,929	532
CBL & Associates Properties Inc ‡	25,547	1,356
Centerspace ‡	12,737	716
Chatham Lodging Trust ‡	37,680	499
Compass Inc, Cl A *	25,664	316
CoStar Group Inc *	47,204	1,337
DiamondRock Hospitality Co ‡	90,000	1,096
Diversified Healthcare Trust ‡	117,876	1,096
EastGroup Properties Inc ‡	12,917	2,616
FRP Holdings Inc *	39,260	981
Gladstone Commercial Corp ‡	24,848	306
Highwoods Properties Inc ‡	40,120	1,210
Howard Hughes Holdings Inc *	1,339	96
Independence Realty Trust Inc ‡	32,937	550

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrial Logistics Properties Trust ‡	31,008	$275
Invitation Homes Inc ‡	23,648	714
Jones Lang LaSalle Inc *	2,269	703
Newmark Group Inc, Cl A	155,846	2,355
Pebblebrook Hotel Trust ‡	22,825	443
Regency Centers Corp ‡	1,254	100
Summit Hotel Properties Inc ‡	48,427	340
Sun Communities Inc ‡	1,400	168
Universal Health Realty Income Trust ‡	14,551	638
Ventas Inc ‡	7,436	660
		19,103
Utilities — 1.2%
Consolidated Water Co Ltd	5,700	168
Hawaiian Electric Industries Inc *	57,814	782
IDACORP Inc, Cl A	10,885	1,647
Middlesex Water Co	8,501	477
National Fuel Gas Co	11,222	866
NRG Energy Inc	2,534	370
Otter Tail Corp	4,406	397
Portland General Electric Co	34,121	1,769
Southwest Gas Holdings Inc	24,268	2,152
UGI Corp	18,276	631
Unitil Corp	4,150	219
		9,478
Total Common Stock
(Cost $397,400) ($ Thousands)		762,020

	Number of Warrants
WARRANTS — 0.0%
Xerox Holdings Corp, Expires 02/17/2028*	39,370	11

Total Warrants
(Cost $—) ($ Thousands)		11

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(A)	967	–

Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Small/Mid Cap Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	6,309,911	$6,310

Total Cash Equivalent
(Cost $6,310) ($ Thousands)		6,310

Total Investments in Securities — 99.9%
(Cost $403,710) ($ Thousands)		$768,341

Percentages are based on Net Assets of $768,832 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	18	Sep-2026	$2,685	$2,741	$56
S&P Mid Cap 400 Index E-Mini	4	Sep-2026	1,532	1,554	22
			$4,217	$4,295	$78

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,110	$100,305	$(102,105)	$—	$—	$6,310	$215	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

64	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Mid-Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 2.3%
DoubleVerify Holdings Inc *	4,520	$49
Fox Corp, Cl A	3,720	194
Fox Corp, Cl B	4,993	234
GCI Liberty Inc, Cl A *	800	18
Iridium Communications Inc	900	50
Liberty Capital Corp, Cl C *	3,210	69
Liberty Global Ltd, Cl A *	12,224	139
Liberty Global Ltd, Cl C *	19,900	219
Match Group Inc	1,560	59
Nexstar Media Group Inc, Cl A	393	70
NIQ Global Intelligence PLC *	4,740	44
Reddit Inc, Cl A *	235	41
ROBLOX Corp, Cl A *	859	47
TKO Group Holdings Inc, Cl A	240	48
Trade Desk Inc/The, Cl A *	1,000	18
		1,299
Consumer Discretionary — 7.9%
Amer Sports Inc *	1,790	61
Aramark	4,889	278
BorgWarner Inc	6,060	402
Bright Horizons Family Solutions Inc *	450	32
Carnival Corp Ltd	5,242	150
Carvana Co, Cl A *	2,135	141
Chipotle Mexican Grill Inc, Cl A *	3,130	107
Churchill Downs Inc	290	26
Crocs Inc *	730	88
Deckers Outdoor Corp *	1,520	151
Domino's Pizza Inc	580	172
Etsy Inc *	1,090	82
Expedia Group Inc	755	193
Gentex Corp	3,704	94
Grand Canyon Education Inc *	1,055	151
H&R Block Inc	6,470	246
Las Vegas Sands Corp	1,630	75
LKQ Corp	4,833	127
Lululemon Athletica Inc *	630	72
Murphy USA Inc	154	83
Ollie's Bargain Outlet Holdings Inc *	360	28
Ralph Lauren Corp, Cl A	960	385
Royal Caribbean Cruises Ltd	1,068	339
Tapestry Inc	1,190	174
TopBuild Corp *	452	160
Tractor Supply Co	2,120	67
Travel + Leisure Co	1,810	138
Valvoline Inc *	5,200	206
VF Corp	4,260	71
Wingstop Inc, Cl A	470	82
Wyndham Hotels & Resorts Inc	250	21
YETI Holdings Inc *	2,490	123
		4,525

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 5.4%
Archer-Daniels-Midland Co	3,980	$304
Bunge Global SA	1,020	109
Casey's General Stores Inc	391	311
Constellation Brands Inc, Cl A	987	137
Darling Ingredients Inc *	3,544	194
Dollar General Corp	1,696	195
Dollar Tree Inc *	2,130	258
Estee Lauder Cos Inc/The, Cl A	3,300	260
Hershey Co/The	490	86
Ingredion Inc	908	86
Kroger Co/The	5,900	328
Lamb Weston Holdings Inc	2,294	99
Performance Food Group Co *	1,753	196
Sprouts Farmers Market Inc *	831	70
Sysco Corp	3,110	260
Tyson Foods Inc, Cl A	3,460	198
		3,091
Energy — 6.0%
Antero Midstream Corp	6,680	152
Antero Resources Corp *	2,900	102
Baker Hughes Co, Cl A	2,420	134
Devon Energy Corp	3,902	161
Diamondback Energy Inc, Cl A	977	172
Expand Energy Corp	1,460	133
Halliburton Co	13,940	473
HF Sinclair Corp	720	50
Kinder Morgan Inc	3,270	105
Marathon Petroleum Corp	997	255
NOV Inc	9,791	182
Permian Resources Corp, Cl A	10,453	192
Phillips 66	2,150	364
SLB Ltd, Cl A	5,420	252
TechnipFMC PLC	6,500	431
Valero Energy Corp	822	214
Weatherford International PLC	570	46
		3,418
Financials — 16.3%
Affiliated Managers Group Inc	270	91
Allstate Corp/The	672	160
Ally Financial Inc	13,600	625
American International Group Inc	7,153	533
Ameriprise Financial Inc	261	120
Arch Capital Group Ltd *	410	40
Assurant Inc	90	24
Axis Capital Holdings Ltd	654	70
Bank of New York Mellon Corp/The	1,436	208
Block Inc, Cl A *	2,580	196
Blue Owl Capital Inc, Cl A	9,762	85
Cboe Global Markets Inc	1,050	255
Citizens Financial Group Inc	1,750	123
Coinbase Global Inc, Cl A *	1,155	169

SEI Institutional Managed Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Mid-Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Credit Acceptance Corp, Cl A *	196	$125
East West Bancorp Inc	650	84
Evercore Inc, Cl A	635	217
FactSet Research Systems Inc	640	147
Fidelity National Financial Inc	959	45
Fidelity National Information Services Inc, Cl B	1,240	48
First American Financial Corp	4,795	329
First Horizon Corp	10,635	273
Franklin Resources Inc	1,107	37
Globe Life Inc	640	114
Hamilton Lane Inc, Cl A	3,640	287
Hartford Insurance Group Inc/The	3,964	525
Invesco Ltd	11,640	307
KeyCorp	7,660	177
Lazard Inc, Cl A	730	31
M&T Bank Corp	1,250	298
MarketAxess Holdings Inc	1,140	129
Morningstar Inc, Cl A	1,299	203
MSCI Inc, Cl A	790	442
Nasdaq Inc, Cl A	2,020	159
Northern Trust Corp	700	122
Popular Inc	2,159	355
Principal Financial Group Inc, Cl A	783	84
Raymond James Financial Inc	978	149
Regions Financial Corp	6,420	194
Reinsurance Group of America Inc, Cl A	1,200	255
Robinhood Markets Inc, Cl A *	648	65
SOUTHSTATE BANK CORP	2,041	204
Starwood Property Trust Inc ‡	9,882	162
Stifel Financial Corp	558	39
Synchrony Financial	4,750	361
Unum Group	1,679	150
Webster Financial Corp	1,850	141
Willis Towers Watson PLC	610	159
XP Inc, Cl A	6,040	98
Zions Bancorp NA	2,130	147
		9,361
Health Care — 9.0%
Agilent Technologies Inc	3,003	399
Alnylam Pharmaceuticals Inc *	840	253
BioMarin Pharmaceutical Inc *	600	34
Cardinal Health Inc	860	204
Caris Life Sciences, Inc *	9,793	175
Cencora Inc, Cl A	613	173
Centene Corp *	1,110	71
DaVita Inc *	1,240	276
Dexcom Inc *	290	20
Encompass Health Corp	4,372	442
Ensign Group Inc/The	1,804	289
Envista Holdings Corp *	7,436	196
Exelixis Inc *	1,837	100
Halozyme Therapeutics Inc *	3,202	251

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Humana Inc	334	$133
IDEXX Laboratories Inc *	70	37
Incyte Corp *	1,913	217
Insmed Inc *	430	46
Insulet Corp *	770	117
IQVIA Holdings Inc *	1,102	213
Jazz Pharmaceuticals PLC *	190	46
Labcorp Holdings Inc	1,220	342
Medpace Holdings Inc *	222	118
Natera Inc *	560	152
Neurocrine Biosciences Inc *	150	25
Revolution Medicines Inc *	130	24
Royalty Pharma PLC, Cl A	2,064	116
Tenet Healthcare Corp *	603	113
United Therapeutics Corp *	60	32
Universal Health Services Inc, Cl B	721	107
Viatris Inc, Cl W	3,110	49
West Pharmaceutical Services Inc	730	262
Zimmer Biomet Holdings Inc	1,653	142
		5,174
Industrials — 17.1%
AAON Inc	170	22
AECOM	390	27
AerCap Holdings NV	1,040	152
AMETEK Inc	210	51
ATI Inc *	1,060	209
Axon Enterprise Inc *	126	71
Broadridge Financial Solutions Inc	1,070	146
CH Robinson Worldwide Inc	1,870	352
Clean Harbors Inc *	1,125	336
Comfort Systems USA Inc	130	258
Cummins Inc	302	215
Dover Corp	1,047	235
Dycom Industries Inc *	500	253
EMCOR Group Inc	130	108
ExlService Holdings Inc *	2,270	59
Expeditors International of Washington Inc	1,140	186
Generac Holdings Inc *	230	67
Genpact Ltd	5,804	160
GXO Logistics Inc *	3,740	190
HEICO Corp, Cl A	437	113
Hexcel Corp, Cl A	2,605	261
Howmet Aerospace Inc	779	209
Huntington Ingalls Industries Inc, Cl A	800	224
JB Hunt Transport Services Inc	1,360	394
KARMAN HOLDINGS INC *	1,780	89
L3Harris Technologies Inc	596	173
Landstar System Inc	830	172
Leidos Holdings Inc	949	98
Leonardo DRS Inc	1,945	83
Lyft Inc, Cl A *	15,920	233
MasTec Inc *	266	111
Mueller Industries Inc	1,660	204

66	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Mid-Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Nextpower Inc, Cl A *	380	$45
nVent Electric PLC	530	90
Old Dominion Freight Line Inc, Cl A	840	182
Otis Worldwide Corp	690	49
Parker-Hannifin Corp, Cl A	325	318
Quanta Services Inc	60	43
Regal Rexnord Corp	1,885	449
Rocket Lab Corp *	1,920	195
Rockwell Automation Inc	850	421
Ryder System Inc	410	108
Schneider National Inc, Cl B	2,300	84
SiteOne Landscape Supply Inc *	240	27
Snap-on Inc	336	135
Solv Energy Inc, Cl A *	2,300	78
Southwest Airlines Co, Cl A	2,250	116
Stanley Black & Decker Inc	270	25
Sterling Infrastructure Inc *	120	101
Tetra Tech Inc	1,600	46
Trane Technologies PLC	63	31
U-Haul Holding Co *	1,030	67
U-Haul Holding Co, Cl B	500	29
UL Solutions Inc, Cl A	2,430	247
United Rentals Inc	398	451
Verisk Analytics Inc, Cl A	320	57
WESCO International Inc	1,213	419
Westinghouse Air Brake Technologies Corp	829	223
Woodward Inc	370	157
XPO Inc *	730	150
		9,804
Information Technology — 17.7%
Advanced Energy Industries Inc	200	75
Akamai Technologies Inc *	1,965	232
Amkor Technology Inc	690	59
Amphenol Corp, Cl A	1,259	222
Astera Labs Inc *	270	130
Avnet Inc	5,490	488
BILL Holdings Inc *	5,090	184
Ciena Corp *	103	51
Circle Internet Group Inc, Cl A *	430	27
Cirrus Logic Inc *	840	125
Cloudflare Inc, Cl A *	300	74
Cognex Corp	2,744	199
Cognizant Technology Solutions Corp, Cl A	1,950	75
Coherent Corp *	320	126
Credo Technology Group Holding Ltd *	430	117
Datadog Inc, Cl A *	600	156
Docusign Inc, Cl A *	860	38
Enphase Energy Inc *	540	27
Entegris Inc	270	49
Everpure Inc, Cl A *	730	57
F5 Inc, Cl A *	210	87
Fabrinet *	120	67
Fair Isaac Corp *	60	72

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
First Solar Inc *	1,040	$245
Flex Ltd *	1,000	162
Gen Digital Inc	10,850	270
GoDaddy Inc, Cl A *	390	33
Guidewire Software Inc *	260	32
Hewlett Packard Enterprise Co	4,260	192
HP Inc	8,500	186
HubSpot Inc *	307	56
IPG Photonics Corp *	125	15
IREN Ltd *	660	30
Jabil Inc	700	270
Keysight Technologies Inc *	2,724	954
Lattice Semiconductor Corp *	920	141
Littelfuse Inc	50	23
Lumentum Holdings Inc *	515	442
MACOM Technology Solutions Holdings Inc *	60	23
Microchip Technology Inc	5,872	535
MKS Inc	140	62
MongoDB Inc, Cl A *	500	168
nCino inc *	5,761	94
NetApp Inc	2,085	323
ON Semiconductor Corp *	720	68
Onto Innovation Inc *	280	106
Pegasystems Inc	2,725	82
PTC Inc *	1,382	157
Qnity Electronics Inc	1,620	265
Ralliant Corp	1,140	84
Rambus Inc *	390	52
Rogers Corp *	1,961	321
Rubrik Inc, Cl A *	310	25
Sanmina Corp *	530	134
Semtech Corp *	620	100
SiTime Corp *	50	37
Skyworks Solutions Inc	2,300	156
Snowflake Inc, Cl A *	920	234
Super Micro Computer Inc *	3,999	117
TD SYNNEX Corp	880	235
Teledyne Technologies Inc *	500	333
Teradyne Inc	450	218
TTM Technologies Inc *	110	21
Twilio Inc, Cl A *	526	109
Ubiquiti Inc	30	16
UiPath Inc, Cl A *	3,930	43
Vontier Corp	1,040	30
Zebra Technologies Corp, Cl A *	640	168
Zscaler Inc *	240	34
		10,138
Materials — 4.0%
Albemarle Corp	800	108
Alcoa Corp	1,946	101
Anglogold Ashanti PLC	2,790	226
Axalta Coating Systems Ltd *	4,942	169
Ball Corp	3,155	197

SEI Institutional Managed Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Mid-Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Dow Inc	1,210	$33
Eagle Materials Inc	875	197
Eastman Chemical Co	1,750	117
Hecla Mining Co	1,400	22
International Flavors & Fragrances Inc	1,420	112
NewMarket Corp	280	222
Nucor Corp	650	145
Olin Corp	1,040	21
Packaging Corp of America	980	233
Royal Gold Inc, Cl A	600	120
RPM International Inc	630	70
Scotts Miracle-Gro Co/The, Cl A	480	33
Smurfit WestRock PLC	3,621	167
		2,293
Real Estate — 5.8%
Agree Realty Corp ‡	2,438	185
Camden Property Trust ‡	1,850	212
Crown Castle Inc ‡	2,210	167
Essex Property Trust Inc ‡	556	162
Gaming and Leisure Properties Inc ‡	5,790	258
Healthcare Realty Trust Inc, Cl A ‡	10,450	211
Healthpeak Properties Inc ‡	3,760	80
Host Hotels & Resorts Inc ‡	6,830	162
Jones Lang LaSalle Inc *	933	289
Lamar Advertising Co, Cl A ‡	790	123
Mid-America Apartment Communities Inc ‡	1,137	158
Omega Healthcare Investors Inc ‡	4,600	219
Park Hotels & Resorts Inc ‡	11,050	157
Rexford Industrial Realty Inc ‡	1,310	44
STAG Industrial Inc ‡	2,400	91
Sun Communities Inc ‡	340	41
Ventas Inc ‡	2,740	243
VICI Properties Inc, Cl A ‡	13,140	349
Zillow Group Inc, Cl A *	2,280	72
Zillow Group Inc, Cl C *	3,380	107
		3,330
Utilities — 6.5%
Brookfield Renewable Corp	1,426	53
CenterPoint Energy Inc	3,968	175
CMS Energy Corp	980	75
Consolidated Edison Inc	1,150	127
DTE Energy Co	1,555	237
Edison International	2,240	167
Entergy Corp	2,086	240

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Evergy Inc	2,649	$229
Eversource Energy	7,580	548
Exelon Corp	3,030	141
NRG Energy Inc	645	94
OGE Energy Corp	2,460	120
PG&E Corp	29,390	494
Pinnacle West Capital Corp	520	56
Public Service Enterprise Group Inc	2,680	217
Talen Energy Corp *	390	150
Vistra Corp	1,390	220
WEC Energy Group Inc	1,863	217
Xcel Energy Inc	2,002	161
		3,721
Total Common Stock
(Cost $46,907) ($ Thousands)		56,154

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares S&P Mid-Capital 400 Value ETF	446	66

Total Exchange-Traded Fund
(Cost $55) ($ Thousands)		66

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(A)	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	1,120,559	1,121

Total Cash Equivalent
(Cost $1,121) ($ Thousands)		1,121

Total Investments in Securities — 100.1%
(Cost $48,083) ($ Thousands)		$57,341

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-Mini	2	Sep-2026	$766	$777	$11

68	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Mid-Cap Fund (Concluded)

Percentages are based on Net Assets of $57,276 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

†	Investment in Affiliated Security.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,296	$7,566	$(7,741)	$—	$—	$1,121	$24	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

U.S. Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 9.8%
Alphabet Inc, Cl A	6,748	$2,411
Alphabet Inc, Cl C	18,930	6,689
AT&T Inc	377,710	7,819
Comcast Corp, Cl A	291,991	7,168
Fox Corp, Cl A	52,394	2,733
Fox Corp, Cl B	24,909	1,167
Match Group Inc	39,777	1,513
Meta Platforms Inc, Cl A	2,219	1,250
New York Times Co/The, Cl A	24,830	1,738
T-Mobile US Inc	11,727	1,967
Verizon Communications Inc	226,935	9,608
Versant Media Group Inc	3,183	115
Walt Disney Co/The	3,367	324
Yelp Inc, Cl A *	65,312	1,601
		46,103
Consumer Discretionary — 8.0%
ADT Inc	104,800	681
Amazon.com Inc, Cl A *	9,904	2,361
AutoZone Inc *	716	2,288
Booking Holdings Inc	31,700	5,650
BorgWarner Inc	23,900	1,587
Canadian Tire Corp Ltd, Cl A	6,200	854
Domino's Pizza Inc	3,918	1,160
eBay Inc	60,060	6,712
Gentex Corp	8,181	207
Grand Canyon Education Inc *	3,098	443
H&R Block Inc	31,590	1,203
Honda Motor Co Ltd ADR	37,074	1,005
La-Z-Boy Inc	15,700	630
Lear Corp	9,400	1,260
Mattel Inc *	60,200	836
Murphy USA Inc	1,100	593
O'Reilly Automotive Inc *	24,676	2,272
Ross Stores Inc	10,497	2,234
Service Corp International/US	17,327	1,316
TJX Cos Inc/The	17,092	2,590
Yum! Brands Inc	12,275	1,962
		37,844
Consumer Staples — 12.9%
Albertsons Cos Inc, Cl A	86,042	1,164
Altria Group Inc	125,929	9,061
Archer-Daniels-Midland Co	46,987	3,590
Cal-Maine Foods Inc	2,181	176
Campbell's Company/The	2,485	55
Central Garden & Pet Co, Cl A *	1,364	53
Church & Dwight Co Inc	17,586	1,704
Clorox Co/The	1,244	119
Coca-Cola Co/The	34,149	2,775
Colgate-Palmolive Co	72,014	6,602
Costco Wholesale Corp	2,169	2,029
Darling Ingredients Inc *	9,659	528

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Del Monte Corp	4,659	$130
General Mills Inc	37,269	1,297
Ingredion Inc	26,291	2,490
J M Smucker Co/The	866	97
Keurig Dr Pepper Inc	6,860	224
Kimberly-Clark Corp	4,158	456
Kraft Heinz Co/The	98,147	2,318
Kroger Co/The	44,557	2,474
Marzetti Company/The	662	76
Molson Coors Beverage Co, Cl B	38,020	1,481
Mondelez International Inc, Cl A	7,622	441
Monster Beverage Corp *	45,400	4,364
PepsiCo Inc	11,840	1,603
Philip Morris International Inc	32,364	5,855
Post Holdings Inc *	9,475	836
Procter & Gamble Co/The	13,089	1,919
Reynolds Consumer Products Inc	3,032	81
Sysco Corp	17,164	1,435
Target Corp, Cl A	1,972	258
Tyson Foods Inc, Cl A	6,805	390
Walmart Inc	39,450	4,468
WD-40 Co	854	208
		60,757
Energy — 3.3%
Chevron Corp	27,329	4,530
EOG Resources Inc	8,900	1,155
Exxon Mobil Corp	41,299	5,646
Marathon Petroleum Corp	10,943	2,798
Permian Resources Corp, Cl A	3,184	59
Phillips 66	5,480	926
Valero Energy Corp	1,348	351
		15,465
Financials — 7.4%
Allstate Corp/The	7,833	1,864
American International Group Inc	11,000	820
Axis Capital Holdings Ltd	13,500	1,451
Bank of New York Mellon Corp/The	6,500	940
Berkshire Hathaway Inc, Cl B *	1,495	748
Canadian Imperial Bank of Commerce	5,500	633
Citigroup Inc	16,200	2,267
Everest Group Ltd	3,100	1,107
Federated Hermes Inc, Cl B	23,600	1,303
Hartford Insurance Group Inc/The	23,710	3,142
JPMorgan Chase & Co	1,707	559
Loews Corp	9,093	1,029
Marsh & McLennan Cos Inc	8,089	1,348
Mastercard Inc, Cl A	9,723	4,994
MGIC Investment Corp	27,900	787
Old Republic International Corp	30,243	1,238
RenaissanceRe Holdings Ltd	4,200	1,331
State Street Corp	14,500	2,459
Travelers Cos Inc/The	1,393	460

70	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

U.S. Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	15,720	$5,393
Western Union Co/The	133,090	1,025
		34,898
Health Care — 19.2%
Abbott Laboratories	3,293	299
AbbVie Inc	19,177	4,826
Amgen Inc, Cl A	8,850	3,205
BioMarin Pharmaceutical Inc *	3,080	176
Bristol-Myers Squibb Co	182,313	10,505
Cardinal Health Inc	22,526	5,351
Cencora Inc, Cl A	1,733	490
Centene Corp *	4,577	294
Chemed Corp	5,786	2,695
Cigna Group/The	5,600	1,544
CVS Health Corp	12,500	1,293
DaVita Inc *	750	167
Elevance Health Inc	744	288
Encompass Health Corp	10,872	1,099
Ensign Group Inc/The	1,369	219
Exelixis Inc *	80,780	4,395
Gilead Sciences Inc	40,569	5,125
HCA Healthcare Inc	4,489	1,750
HealthStream Inc	21,714	592
Incyte Corp *	32,336	3,666
Innoviva Inc *	3,350	76
Jazz Pharmaceuticals PLC *	9,428	2,272
Johnson & Johnson	40,012	10,162
McKesson Corp	5,741	4,338
Medtronic PLC	17,653	1,381
Merck & Co Inc	58,457	7,512
National HealthCare Corp	237	50
Neurocrine Biosciences Inc *	7,195	1,213
Pfizer Inc	212,890	5,126
Quest Diagnostics Inc	3,521	746
Regeneron Pharmaceuticals Inc	1,649	1,028
Royalty Pharma PLC, Cl A	49,368	2,768
Stryker Corp	7,224	2,274
United Therapeutics Corp *	2,168	1,175
UnitedHealth Group Inc	221	92
Utah Medical Products Inc	60	4
Veeva Systems Inc, Cl A *	7,982	1,417
Viatris Inc, Cl W	29,924	475
Zoetis Inc, Cl A	6,681	480
		90,568
Industrials — 6.1%
ABM Industries Inc	15,500	686
Acuity Inc	734	276
Allison Transmission Holdings Inc	4,300	485
Brink's Co/The	7,600	718
Cintas Corp	13,938	2,371
Donaldson Co Inc, Cl A	4,421	397
Ennis Inc	192	4

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Expeditors International of Washington Inc	6,604	$1,076
Fastenal Co, Cl A	45,275	2,174
General Dynamics Corp	2,516	891
Genpact Ltd	26,400	726
Illinois Tool Works Inc	6,262	1,694
Korn Ferry	12,700	845
Leidos Holdings Inc	13,767	1,418
Lockheed Martin Corp	6,004	3,059
Maximus Inc	10,400	559
MSC Industrial Direct Co Inc, Cl A	2,754	328
Otis Worldwide Corp	16,882	1,209
Paychex Inc	20,712	2,037
Rollins Inc	2,323	97
Science Applications International Corp	5,300	585
Snap-on Inc	3,935	1,583
Textron Inc	22,100	2,027
Watts Water Technologies Inc, Cl A	1,606	629
WW Grainger Inc	2,286	3,110
		28,984
Information Technology — 27.1%
A10 Networks Inc	924	34
Adobe Inc *	27,649	5,669
Alarm.com Holdings Inc *	40,600	1,897
Amdocs Ltd	58,891	2,976
Analog Devices Inc	2,663	1,058
Apple Inc	26,743	7,738
Applied Materials Inc	2,931	2,119
Arrow Electronics Inc, Cl A *	18,475	3,943
Autodesk Inc, Cl A *	22,740	4,421
Avnet Inc	37,563	3,336
Box Inc, Cl A *	48,716	1,293
Canon Inc ADR	35,040	899
Cirrus Logic Inc *	8,743	1,299
Cisco Systems Inc	108,121	12,700
Cognizant Technology Solutions Corp, Cl A	104,331	4,041
Commvault Systems Inc *	2,963	420
Diebold Nixdorf Inc *	10,100	859
Dolby Laboratories Inc, Cl A	34,600	1,819
Dropbox Inc, Cl A *	70,830	1,946
Dynatrace Inc *	5,295	232
F5 Inc, Cl A *	14,229	5,919
Fortinet Inc *	10,178	1,564
Gen Digital Inc	173,669	4,323
GoDaddy Inc, Cl A *	7,550	641
Hewlett Packard Enterprise Co	33,300	1,502
HP Inc	58,900	1,292
InterDigital Inc	561	159
International Business Machines Corp	650	183
Intuit Inc	3,692	964
Keysight Technologies Inc *	2,638	923
KLA Corp	7,261	2,191
Lam Research Corp	1,923	833
Microsoft Corp	18,778	7,005

SEI Institutional Managed Trust	71

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

U.S. Managed Volatility Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Motorola Solutions Inc	15,378	$6,386
NetApp Inc	28,460	4,404
NetScout Systems Inc *	51,645	2,249
Open Text Corp	40,700	900
Palo Alto Networks Inc *	715	244
PC Connection Inc	645	47
Progress Software Corp *	19,100	641
PTC Inc *	19,922	2,263
QUALCOMM Inc	823	152
Qualys Inc *	3,471	477
Roper Technologies Inc	19,079	6,456
TD SYNNEX Corp	9,800	2,620
TE Connectivity PLC	6,628	1,336
Teledyne Technologies Inc *	7,858	5,240
Telefonaktiebolaget LM Ericsson ADR	91,800	1,024
Texas Instruments Inc	3,999	1,192
VeriSign Inc	16,846	4,238
Vontier Corp	22,200	644
Zoom Communications Inc, Cl A *	14,167	1,223
		127,934
Materials — 1.3%
AptarGroup Inc	3,476	435
Avery Dennison Corp	3,597	584
CF Industries Holdings Inc	11,190	1,212
Crown Holdings Inc	7,255	811
NewMarket Corp	1,500	1,187
Newmont Corp	5,086	475
Sonoco Products Co	24,900	1,403
		6,107
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.2%
EPR Properties, Cl A ‡	15,100	$876

Utilities — 3.7%
American Electric Power Co Inc	18,764	2,567
Avista Corp	16,700	683
Duke Energy Corp	11,489	1,454
Evergy Inc	13,671	1,181
Eversource Energy	26,313	1,902
Exelon Corp	36,288	1,692
National Fuel Gas Co	33,089	2,555
OGE Energy Corp	28,487	1,386
ONE Gas Inc	4,122	318
Pinnacle West Capital Corp	17,568	1,880
Southern Co/The	7,011	671
UGI Corp	32,700	1,129
		17,418

Total Common Stock
(Cost $393,832) ($ Thousands)		466,954

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	4,108,009	4,108
Total Cash Equivalent
(Cost $4,108) ($ Thousands)		4,108
Total Investments in Securities — 99.9%
(Cost $397,940) ($ Thousands)		$471,062

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	3	Sep-2026	$1,118	$1,132	$14

Percentages are based on Net Assets of $471,372 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,412	$97,877	$(100,181)	$—	$—	$4,108	$158	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

72	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 97.1%
Austria — 0.1%
Communication Services — 0.1%
Telekom Austria AG, Cl A	44,848	$498

Belgium — 0.0%
Information Technology — 0.0%
EVS Broadcast Equipment	593	19

Brazil — 0.1%
Materials — 0.1%
Yara International ASA	11,641	512

Canada — 3.3%
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	4,444	612
Dollarama Inc	9,911	1,311
		1,923
Consumer Staples — 0.9%
Empire Co Ltd, Cl Common Subs. Receipt	13,421	470
George Weston Ltd	62,762	4,503
Loblaw Cos Ltd	31,416	1,425
		6,398
Energy — 0.5%
Suncor Energy Inc	57,200	3,076

Financials — 1.1%
Bank of Nova Scotia/The, Cl C	60,700	5,274
Great-West Lifeco Inc, Cl Common Subs. Receipt	17,300	1,102
National Bank of Canada	1,400	221
Royal Bank of Canada	2,300	476
Toronto-Dominion Bank/The	5,100	620
		7,693
Information Technology — 0.3%
CGI Inc, Cl A	31,488	2,034

Materials — 0.0%
CCL Industries Inc, Cl B	3,283	214

Utilities — 0.2%
Atco Ltd/Canada, Cl I	16,900	883
Canadian Utilities Ltd, Cl A	11,902	442
		1,325
Total Canada		22,663
China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	283,166	1,537

Denmark — 0.2%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	35,791	364
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Schouw & Co A/S	1,793	$160
		524
Financials — 0.0%
Tryg A/S	8,802	200

Industrials — 0.1%
ISS A/S	21,473	880
Total Denmark		1,604
Finland — 0.1%
Consumer Staples — 0.0%
HKFoods, Cl A	19,206	35
Raisio Oyj, Cl V	10,479	31
		66
Health Care — 0.1%
Orion Oyj, Cl B	7,195	591

Industrials — 0.0%
Posti Group	591	7
Raute, Cl A	3,007	54
		61
Information Technology — 0.0%
Nokia Oyj	20,381	272
Total Finland		990
France — 1.8%
Communication Services — 0.6%
Orange SA	226,660	4,277

Consumer Discretionary — 0.1%
FDJ UNITED	16,871	412

Consumer Staples — 0.2%
Carrefour SA	20,668	384
Danone SA	10,328	845
		1,229
Energy — 0.9%
TotalEnergies SE	76,113	5,889

Financials — 0.0%
ABC arbitrage	24,290	144

Health Care — 0.0%
Sanofi SA	3,100	265

Industrials — 0.0%
Bureau Veritas SA	4,622	142
Societe Marseillaise du Tunnel Prado-Carenage	1,285	40
		182

SEI Institutional Managed Trust	73

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
74Software SA *	2,947	$120
Total France		12,518
Germany — 0.2%
Communication Services — 0.2%
Scout24 SE	15,162	1,256

Industrials — 0.0%
DMG Mori	905	49
Pfeiffer Vacuum Technology AG	1,518	299
		348
Total Germany		1,604
Hong Kong — 2.8%
Communication Services — 0.9%
HKT Trust & HKT Ltd	3,174,631	4,724
Hutchison Telecommunications Hong Kong Holdings Ltd	445,013	62
PCCW Ltd	1,826,000	1,242
		6,028
Consumer Discretionary — 0.0%
Miramar Hotel & Investment	49,000	62

Consumer Staples — 0.2%
WH Group Ltd	1,069,591	1,134

Industrials — 0.6%
CK Hutchison Holdings Ltd	358,680	3,040
SITC International Holdings Co Ltd	229,765	922
Swire Pacific Ltd, Cl A	25,935	271
		4,233
Information Technology — 0.0%
VTech Holdings Ltd	43,469	286

Utilities — 1.1%
CK Infrastructure Holdings Ltd	5,800	44
CLP Holdings Ltd, Cl B	456,936	4,272
HK Electric Investments & HK Electric Investments Ltd	1,201,000	947
Power Assets Holdings Ltd	356,435	2,598
		7,861
Total Hong Kong		19,604
Israel — 1.5%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	908,399	2,140

Consumer Staples — 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	310
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tiv Taam Holdings 1	42,577	$165
		475
Financials — 0.0%
Isracard Ltd	5	–

Information Technology — 1.0%
Check Point Software Technologies Ltd *	41,282	5,426
Radware Ltd *	44,752	1,381
		6,807
Real Estate — 0.1%
Strauss Group Ltd ‡	15,702	605
Total Israel		10,027
Italy — 1.1%
Energy — 0.8%
Eni SpA	228,163	5,356

Utilities — 0.3%
Enel SpA	73,439	843
Terna - Rete Elettrica Nazionale	115,286	1,347
		2,190
Total Italy		7,546
Japan — 10.0%
Communication Services — 1.1%
Daiichikosho Co Ltd	12,000	127
KDDI Corp	3,380	57
LY Corp	407,942	1,086
NTT Inc	3,670,850	3,267
Okinawa Cellular Telephone Co	23,100	523
SoftBank Corp	1,781,651	2,276
Wowow Inc	19,124	117
Zenrin Co Ltd	24,000	128
		7,581
Consumer Discretionary — 0.9%
Asahi Co Ltd	24,100	192
Asante Inc	10,700	95
Autobacs Seven Co Ltd	9,100	82
Bridgestone Corp	216,110	4,559
Gakkyusha Co Ltd	3,600	55
I K K Holdings	11,000	47
McDonald's Holdings Co Japan Ltd	9,004	414
Nagase Brothers	8,200	116
Step Co Ltd	9,200	126
ZOZO Inc	76,869	543
		6,229
Consumer Staples — 3.0%
Albis Co Ltd	1,600	24
Arcs Co Ltd	53,500	1,119
Axyz	300	7
Cawachi Ltd	23,500	505
Earth Corp	10,600	306

74	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Eco's	1,800	$25
Ezaki Glico Co Ltd	7,300	240
Fujicco Co Ltd	18,100	167
Heiwado Co Ltd	61,800	962
Hokuto Corp	49,800	560
House Foods Group Inc	55,300	1,275
Imuraya Group	1,500	22
Itoham Yonekyu Holdings Inc	3,500	101
Japan Tobacco Inc	67,726	2,500
J-Oil Mills	14,100	177
Kao Corp	132,148	2,620
Kato Sangyo Co Ltd	22,100	812
Kenko Mayonnaise	1,800	22
Lion Corp	57,600	608
Marudai Food Co Ltd	2,000	28
Megmilk Snow Brand Co Ltd	21,600	483
MEIJI Holdings Co Ltd	83,451	1,939
Mitsui DM Sugar Holdings Co Ltd	4,500	89
Miyoshi Oil & Fat Co Ltd	10,100	114
Morinaga & Co Ltd/Japan	15,700	251
NH Foods Ltd	1,800	66
Nippn Corp	98,934	1,707
Nisshin Seifun Group Inc	52,300	639
Noevir Holdings	1,700	46
OUG Holdings Inc	2,236	59
Pola Orbis Holdings Inc	5,600	44
Riken Vitamin	5,700	108
Sakata Seed Corp	11,100	286
San-A Co Ltd, Cl A	60,900	1,205
Showa Sangyo Co Ltd	23,700	495
ST Corp	5,400	50
Sundrug Co Ltd	19,600	459
Unicafe Inc	6,400	43
Valor Holdings Co Ltd	14,200	342
Yamaya Corp	1,300	16
		20,521
Energy — 0.1%
Idemitsu Kosan Co Ltd	47,060	348
Itochu Enex Co Ltd	3,900	48
Japan Oil Transportation Co Ltd	2,100	73
San-Ai Obbli	10,400	134
		603
Financials — 0.0%
Tomato Bank	4,000	37
Tottori Bank	2,400	23
		60
Health Care — 1.8%
Astellas Pharma Inc	402,212	5,383
Create Medic Co Ltd	5,677	38
Daiken Medical	6,500	17
Japan Lifeline	8,200	65
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kaken Pharmaceutical Co Ltd	11,300	$268
Kyorin Pharmaceutical	110,700	788
Kyowa Kirin Co Ltd	23,400	373
Nipro	5,400	52
Shionogi & Co Ltd	136,830	2,339
Software Service	600	40
Takeda Pharmaceutical Co Ltd	95,000	3,029
ZERIA Pharmaceutical	12,200	154
		12,546
Industrials — 0.9%
Aichi Electric Co Ltd	500	28
ANA Holdings Inc	29,423	539
Canox	800	10
Central Japan Railway Co	14,503	310
Inaba Seisakusho	4,400	48
Mabuchi Motor Co Ltd	64,600	629
Marufuji Sheet Piling	6,000	32
Meitec	25,800	495
Musashi Co Ltd	2,400	38
Nakabayashi	7,500	26
Nakamoto Packs	7,200	85
Nikko Co Ltd/Hyogo	12,400	72
Nitto Kogyo	3,300	98
Nittoc Construction Co Ltd	7,000	48
Oiles Corp	18,900	323
Oriental Shiraishi	14,700	31
Sakai Moving Service	2,700	48
Secom Co Ltd	73,129	2,906
Studio Alice Co Ltd	3,500	40
Taisei Oncho	900	28
TOKAI Holdings Corp	35,800	253
Tokyu Construction Co Ltd	27,300	198
		6,285
Information Technology — 1.7%
Amano Corp	11,300	254
Arisawa Manufacturing	10,800	175
Asahi Net	5,600	21
Brother Industries Ltd	35,449	807
Canon Inc	190,612	4,884
Canon Marketing Japan Inc	18,000	384
Eizo Corp	11,200	172
Elecom	4,400	49
Miroku Jyoho Service Co Ltd	2,100	22
Nihon Denkei Co Ltd	2,000	32
Nippon Ceramic	6,400	149
Nippon Signal Co Ltd	5,800	56
Obic Co Ltd	64,892	1,525
Oracle Corp Japan	5,189	266
Otsuka Corp	27,712	475
Seiko Epson Corp	48,166	807
SRA Holdings	5,000	137
Systena	16,100	39

SEI Institutional Managed Trust	75

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Trend Micro Inc/Japan	41,372	$1,533
		11,787
Materials — 0.5%
Achilles Corp	2,500	18
Aica Kogyo Co Ltd	30,200	688
Harima Chemicals Group	9,200	59
JSP Corp	21,600	333
Kaneka Corp	5,500	194
Kuriyama Holdings	4,200	41
Nippon Kayaku Co Ltd	41,600	513
Nippon Shokubai	59,100	762
Sanyo Chemical Industries	17,000	514
Toyobo	4,200	42
		3,164
Utilities — 0.0%
Osaka Gas Co Ltd	3,028	102
Total Japan		68,878
Netherlands — 2.3%
Communication Services — 0.6%
Koninklijke KPN NV	857,818	4,239

Consumer Staples — 1.7%
Acomo	22,203	573
Koninklijke Ahold Delhaize NV	271,469	10,938
		11,511
Total Netherlands		15,750
Norway — 1.3%
Communication Services — 0.8%
Telenor ASA	367,520	5,266

Consumer Staples — 0.4%
Orkla ASA	269,336	2,832

Energy — 0.0%
Jacktel	35,046	19
Moreld ASA	64,027	122
SFL Corp Ltd, Cl B	17,878	183
		324
Industrials — 0.1%
Veidekke ASA	19,659	377

Information Technology — 0.0%
Appear *	5,990	45
Total Norway		8,844
Portugal — 0.0%
Communication Services — 0.0%
NOS SGPS SA	32,461	187
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Singapore — 1.0%
Consumer Staples — 0.5%
QAF Ltd	53,100	$40
Sheng Siong Group Ltd	1,348,674	3,371
		3,411
Financials — 0.2%
Oversea-Chinese Banking Corp Ltd	60,654	1,164
Singapore Exchange Ltd	18,788	351
		1,515
Industrials — 0.3%
Singapore Airlines Ltd	274,372	1,632
Vicom	29,900	41
		1,673
Total Singapore		6,599
Spain — 2.0%
Consumer Staples — 0.1%
Ebro Foods SA	9,388	192

Health Care — 0.0%
Faes Farma SA	12,596	66

Industrials — 0.5%
Aena SME SA	25,364	774
Logista Integral SA	73,215	2,826
		3,600
Utilities — 1.4%
Endesa SA	165,204	7,511
Iberdrola SA	44,022	1,096
Naturgy Energy Group SA	14,984	470
Redeia Corp SA	43,232	735
		9,812
Total Spain		13,670
Sweden — 1.2%
Communication Services — 0.7%
Telia Co AB	926,012	4,519

Consumer Staples — 0.0%
Scandi Standard	12,119	182

Information Technology — 0.5%
Telefonaktiebolaget LM Ericsson, Cl B	293,620	3,299
Total Sweden		8,000
Switzerland — 5.2%
Communication Services — 0.7%
Swisscom AG	6,132	4,738

Health Care — 3.3%
Ascom Holding	11,867	86
Novartis AG	84,704	13,261

76	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Roche Holding AG	23,090	$9,523
		22,870
Industrials — 0.9%
ABB Ltd	39,705	4,326
Burkhalter Holding	739	141
Schindler Holding AG	3,862	1,255
SGS SA	3,240	376
		6,098
Information Technology — 0.3%
Logitech International SA	26,025	2,445

Real Estate — 0.0%
Plazza AG	133	72
Total Switzerland		36,223
United Kingdom — 3.9%
Communication Services — 0.5%
Autotrader Group PLC	171,448	1,136
Rightmove PLC	61,626	359
Vodafone Group PLC	1,383,320	1,832
		3,327
Consumer Discretionary — 0.1%
Pearson PLC	42,723	679

Consumer Staples — 0.7%
Tesco PLC	528,292	3,222
Unilever PLC	23,653	1,422
		4,644
Energy — 1.1%
Shell PLC	185,746	7,222

Health Care — 1.1%
GSK PLC	283,210	7,440
Haleon PLC	48,181	222
		7,662
Industrials — 0.0%
Clarkson	2,648	146

Information Technology — 0.4%
Sage Group PLC/The	279,522	3,034

Utilities — 0.0%
Centrica PLC	1	–
Drax Group PLC	14,439	146
		146
Total United Kingdom		26,860
United States — 58.8%
Communication Services — 6.1%
Alphabet Inc, Cl A	19,851	7,094
Alphabet Inc, Cl C	7,090	2,505
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
AT&T Inc	472,030	$9,771
Comcast Corp, Cl A	37,420	919
Electronic Arts Inc	21,133	4,333
Fox Corp, Cl A	44,730	2,333
Fox Corp, Cl B	31,953	1,497
New York Times Co/The, Cl A	60,573	4,239
Verizon Communications Inc	217,710	9,218
		41,909
Consumer Discretionary — 3.6%
Amazon.com Inc, Cl A *	5,769	1,375
Booking Holdings Inc	36,750	6,550
Domino's Pizza Inc	5,894	1,745
eBay Inc	20,006	2,236
McDonald's Corp	1,456	394
O'Reilly Automotive Inc *	1,820	168
Ross Stores Inc	4,094	871
Service Corp International/US	20,340	1,545
TJX Cos Inc/The	63,070	9,555
Yum! Brands Inc	3,211	513
		24,952
Consumer Staples — 8.5%
Altria Group Inc	160,770	11,567
Archer-Daniels-Midland Co	3,079	235
Casey's General Stores Inc	1,695	1,347
Church & Dwight Co Inc	36,476	3,534
Coca-Cola Co/The	55,800	4,535
Colgate-Palmolive Co	125,002	11,460
Costco Wholesale Corp	4,081	3,818
Ingredion Inc	17,195	1,628
Kimberly-Clark Corp	62,783	6,892
Monster Beverage Corp *	12,557	1,207
PepsiCo Inc	24,099	3,263
Philip Morris International Inc	11,079	2,004
Procter & Gamble Co/The	26,757	3,924
Sysco Corp	1,649	138
Walmart Inc	28,385	3,215
		58,767
Energy — 1.3%
Chevron Corp	19,218	3,186
Exxon Mobil Corp	23,847	3,260
Kinder Morgan Inc	16,060	514
Marathon Petroleum Corp	1,705	436
Phillips 66	6,633	1,121
Valero Energy Corp	1,160	302
		8,819
Financials — 3.9%
Allstate Corp/The	1,302	310
Berkshire Hathaway Inc, Cl B *	3,112	1,557
Cboe Global Markets Inc	14,787	3,588
Chubb Ltd	2,724	928
Jack Henry & Associates Inc	13,660	1,881

SEI Institutional Managed Trust	77

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	10,637	$1,773
Mastercard Inc, Cl A	13,679	7,026
Synchrony Financial	21,577	1,641
Visa Inc, Cl A	23,248	7,976
		26,680
Health Care — 12.5%
Abbott Laboratories	20,917	1,898
AbbVie Inc	27,336	6,879
Bristol-Myers Squibb Co	22,504	1,297
Cardinal Health Inc	30,158	7,164
Centene Corp *	16,906	1,085
Chemed Corp	8,572	3,992
Cigna Group/The	11,404	3,144
CVS Health Corp	2,934	304
Elevance Health Inc	8,677	3,356
Encompass Health Corp	33,264	3,362
Ensign Group Inc/The	3,800	609
Gilead Sciences Inc	69,305	8,756
HCA Healthcare Inc	7,139	2,783
Incyte Corp *	31,343	3,553
Johnson & Johnson	63,822	16,209
McKesson Corp	13,986	10,568
Medtronic PLC	6,002	470
Merck & Co Inc	9,295	1,194
Neurocrine Biosciences Inc *	2,409	406
Pfizer Inc	5,534	133
Quest Diagnostics Inc	18,214	3,861
United Therapeutics Corp *	3,884	2,105
UnitedHealth Group Inc	1,617	672
Veeva Systems Inc, Cl A *	14,613	2,593
		86,393
Industrials — 3.1%
Acuity Inc	2,503	943
AMETEK Inc	19,381	4,689
Automatic Data Processing Inc	2,074	464
Cintas Corp	15,978	2,718
Expeditors International of Washington Inc	22,798	3,716
General Dynamics Corp	300	106
Graco Inc	29,919	2,262
Lockheed Martin Corp	4,481	2,283
Republic Services Inc	17,501	3,729
Rollins Inc	1,927	80
Veralto Corp	5,837	518
		21,508
Information Technology — 18.1%
Adobe Inc *	28,832	5,911
Alarm.com Holdings Inc *	2,649	124
Analog Devices Inc	8,097	3,216
Apple Inc	42,935	12,424
Applied Materials Inc	9,402	6,798
Autodesk Inc, Cl A *	23,129	4,497
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Box Inc, Cl A *	97,865	$2,597
Cirrus Logic Inc *	12,742	1,893
Cisco Systems Inc	128,840	15,134
Cognizant Technology Solutions Corp, Cl A	86,894	3,365
Commvault Systems Inc *	6,147	871
Dolby Laboratories Inc, Cl A	65,690	3,454
Dropbox Inc, Cl A *	49,128	1,349
F5 Inc, Cl A *	12,733	5,296
Fortinet Inc *	22,164	3,405
Gen Digital Inc	111,905	2,785
GoDaddy Inc, Cl A *	1,060	90
Ituran Location and Control	10,511	641
Keysight Technologies Inc *	5,738	2,009
KLA Corp	19,480	5,877
Microsoft Corp	21,931	8,181
Motorola Solutions Inc	23,855	9,907
NetApp Inc	5,038	780
NVIDIA Corp	21,989	4,400
PTC Inc *	20,195	2,294
QUALCOMM Inc	13,497	2,494
Qualys Inc *	2,572	354
TE Connectivity PLC	21,389	4,312
Texas Instruments Inc	11,659	3,475
VeriSign Inc	18,562	4,669
Zoom Communications Inc, Cl A *	22,927	1,979
		124,581
Materials — 0.5%
Ecolab Inc	1,609	448
Linde PLC	5,653	2,934
		3,382
Utilities — 1.2%
Ameren Corp	3,114	352
American Electric Power Co Inc	3,375	462
Consolidated Edison Inc	24,081	2,664
Dominion Energy Inc	6,173	422
DTE Energy Co	2,056	313
Duke Energy Corp	17,218	2,179
Evergy Inc	4,628	400
FirstEnergy Corp	9,047	430
OGE Energy Corp	12,196	594
PPL Corp	808	29
Southern Co/The	6,973	667
		8,512
Total United States		405,503

Total Common Stock
(Cost $560,436) ($ Thousands)		669,636

78	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
PREFERRED STOCK — 0.8%
Germany — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co KGaA(A)	68,406	$5,757

Total Preferred Stock
(Cost $5,454) ($ Thousands)		5,757

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	2,669,448	2,669
Total Cash Equivalent
(Cost $2,669) ($ Thousands)		2,669
Total Investments in Securities — 98.3%
(Cost $568,559) ($ Thousands)		$678,062

SEI Institutional Managed Trust	79

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	2	Sep-2026	$145	$146	$2
S&P 500 Index E-Mini	2	Sep-2026	752	754	2
SPI 200 Index	2	Sep-2026	309	304	(3)
TOPIX Index	2	Sep-2026	500	493	(4)
			$1,706	$1,697	$(3)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/20/26	CAD	14,258	USD	10,198	$140
BNP Paribas	07/20/26	CHF	13,822	USD	17,450	277
BNP Paribas	07/21/26	JPY	5,633,954	USD	35,233	510
Brown Brothers Harriman	07/20/26	USD	4	DKK	28	—
Brown Brothers Harriman	07/20/26	USD	7	DKK	43	—
Brown Brothers Harriman	07/20/26	USD	5	AUD	7	—
Brown Brothers Harriman	07/20/26	USD	31	AUD	43	—
Brown Brothers Harriman	07/20/26	SGD	30	USD	24	—
Brown Brothers Harriman	07/20/26	SGD	23	USD	18	—
Brown Brothers Harriman	07/20/26	USD	10	SGD	13	—
Brown Brothers Harriman	07/20/26	USD	47	SGD	61	—
Brown Brothers Harriman	07/20/26	USD	28	SEK	268	—
Brown Brothers Harriman	07/20/26	USD	36	SEK	336	(1)
Brown Brothers Harriman	07/20/26	AUD	23	USD	16	—
Brown Brothers Harriman	07/20/26	AUD	58	USD	40	—
Brown Brothers Harriman	07/20/26	USD	84	NOK	809	(3)
Brown Brothers Harriman	07/20/26	DKK	89	USD	14	—
Brown Brothers Harriman	07/20/26	USD	28	CAD	39	—
Brown Brothers Harriman	07/20/26	USD	111	CAD	155	(1)
Brown Brothers Harriman	07/20/26	GBP	159	USD	210	(1)
Brown Brothers Harriman	07/20/26	USD	131	GBP	99	—
Brown Brothers Harriman	07/20/26	USD	64	GBP	48	(1)
Brown Brothers Harriman	07/20/26	CAD	215	USD	152	—
Brown Brothers Harriman	07/20/26	USD	104	CHF	84	—
Brown Brothers Harriman	07/20/26	USD	153	CHF	121	(3)
Brown Brothers Harriman	07/20/26	CHF	18	USD	23	—
Brown Brothers Harriman	07/20/26	CHF	258	USD	319	(1)
Brown Brothers Harriman	07/20/26	USD	9	HKD	73	—
Brown Brothers Harriman	07/20/26	USD	268	HKD	2,097	—
Brown Brothers Harriman	07/20/26	USD	160	EUR	140	1
Brown Brothers Harriman	07/20/26	USD	246	EUR	212	(3)
Brown Brothers Harriman	07/20/26	EUR	446	USD	509	(2)
Brown Brothers Harriman	07/20/26	HKD	366	USD	47	—
Brown Brothers Harriman	07/20/26	HKD	720	USD	92	—
Brown Brothers Harriman	07/20/26	SEK	319	USD	33	—
Brown Brothers Harriman	07/20/26	SEK	1,139	USD	117	(1)
Brown Brothers Harriman	07/20/26	NOK	1,534	USD	157	2

80	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/20/26	NOK	673	USD	68	$—
Brown Brothers Harriman	07/21/26	USD	698	JPY	111,962	(8)
Brown Brothers Harriman	07/21/26	JPY	89,256	USD	552	2
Brown Brothers Harriman	07/21/26	JPY	23,647	USD	146	—
Standard Chartered	07/20/26	EUR	27,302	USD	31,706	469
Standard Chartered	07/20/26	HKD	85,628	USD	10,941	14
Westpac Banking	07/20/26	AUD	2,972	USD	2,102	44
Westpac Banking	07/20/26	SGD	4,131	USD	3,229	31
Westpac Banking	07/20/26	DKK	5,411	USD	842	13
Westpac Banking	07/20/26	GBP	10,877	USD	14,587	153
Westpac Banking	07/20/26	SEK	41,672	USD	4,444	133
Westpac Banking	07/20/26	NOK	50,345	USD	5,281	194
						$1,958

Percentages are based on Net Assets of $689,753 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,318	$85,215	$(90,864)	$—	$—	$2,669	$186	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	81

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 10.2%
Alphabet Inc, Cl A	12,676	$4,530
Alphabet Inc, Cl C	22,672	8,011
AT&T Inc	432,497	8,953
Cargurus Inc, Cl A *	43,713	1,490
Comcast Corp, Cl A	206,680	5,074
Electronic Arts Inc	14,334	2,939
Fox Corp, Cl A	73,301	3,823
Match Group Inc	5,495	209
Meta Platforms Inc, Cl A	2,294	1,292
New York Times Co/The, Cl A	47,194	3,303
T-Mobile US Inc	20,089	3,369
Verizon Communications Inc	227,193	9,619
Versant Media Group Inc	20	1
Yelp Inc, Cl A *	173,391	4,252
		56,865
Consumer Discretionary — 7.0%
ADT Inc	332,241	2,160
Amazon.com Inc, Cl A *	2,914	694
Autoliv Inc	4,309	501
AutoZone Inc *	2,042	6,526
Booking Holdings Inc	29,925	5,334
BorgWarner Inc	1,337	89
Darden Restaurants Inc	6,293	1,296
Domino's Pizza Inc	2,770	820
eBay Inc	34,245	3,827
Garmin Ltd	5,691	1,352
Grand Canyon Education Inc *	7,306	1,046
Honda Motor Co Ltd ADR	82,478	2,236
Lear Corp	2,572	345
Mattel Inc *	82,483	1,145
McDonald's Corp	12,360	3,341
Murphy USA Inc	1,624	875
Texas Roadhouse Inc, Cl A	8,490	1,640
TJX Cos Inc/The	27,048	4,098
Toyota Motor Corp ADR	8,718	1,468
		38,793
Consumer Staples — 13.6%
Albertsons Cos Inc, Cl A	38,719	524
Altria Group Inc	136,317	9,808
Archer-Daniels-Midland Co	5,547	424
Bunge Global SA	1,370	146
Cal-Maine Foods Inc	2,606	210
Campbell's Company/The	54,932	1,223
Central Garden & Pet Co, Cl A *	43,786	1,698
Church & Dwight Co Inc	52,117	5,049
Clorox Co/The	8,069	770
Coca-Cola Co/The	58,844	4,782
Coca-Cola Europacific Partners PLC	16,584	1,660
Colgate-Palmolive Co	80,503	7,380
Conagra Brands Inc	95,781	1,289
Costco Wholesale Corp	7,027	6,574
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	17,091	$2,999
Hormel Foods Corp	101,375	2,516
Ingredion Inc	27,302	2,586
Kimberly-Clark Corp	2,775	305
Kroger Co/The	92,437	5,133
McCormick & Co Inc/MD	11,111	560
Metro Inc/CN, Cl A	14,803	946
Molson Coors Beverage Co, Cl B	19,348	754
PepsiCo Inc	44,898	6,079
Philip Morris International Inc	14,887	2,693
Procter & Gamble Co/The	7,195	1,055
Tyson Foods Inc, Cl A	16,292	933
Walmart Inc	65,337	7,400
		75,496
Energy — 2.0%
Chevron Corp	824	137
DT Midstream Inc	1,200	176
EOG Resources Inc	14,759	1,915
Exxon Mobil Corp	26,634	3,641
Marathon Petroleum Corp	6,493	1,660
Phillips 66	561	95
Shell PLC ADR	15,825	1,227
TotalEnergies	12,457	969
Valero Energy Corp	1,411	367
Williams Cos Inc/The	14,038	1,044
		11,231
Financials — 9.0%
Aflac Inc	33,968	3,983
Allstate Corp/The	25,175	5,990
American Financial Group Inc/OH	700	98
Bank of New York Mellon Corp/The	26,453	3,825
Berkshire Hathaway Inc, Cl B *	7,600	3,803
Cboe Global Markets Inc	10,594	2,571
Chubb Ltd	8,317	2,834
Citigroup Inc	20,402	2,855
Cullen/Frost Bankers Inc	10,482	1,620
Everest Group Ltd	6,960	2,486
Federated Hermes Inc, Cl B	1,717	95
Jack Henry & Associates Inc	10,939	1,507
Mastercard Inc, Cl A	4,761	2,445
Morgan Stanley	1,380	288
National Bank of Canada	17,073	2,694
Progressive Corp/The	2,423	529
RenaissanceRe Holdings Ltd	12,315	3,903
State Street Corp	2,618	444
Travelers Cos Inc/The	12,700	4,193
Unum Group	10,310	922
Visa Inc, Cl A	3,768	1,293
Western Union Co/The	184,183	1,418
		49,796
Health Care — 17.6%
AbbVie Inc	38,800	9,764

82	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Amgen Inc, Cl A	14,800	$5,359
AstraZeneca PLC	5,842	1,108
Bristol-Myers Squibb Co	70,523	4,063
Cardinal Health Inc	34,189	8,122
Cencora Inc, Cl A	14,860	4,205
Chemed Corp	985	459
CVS Health Corp	20,785	2,150
Elevance Health Inc	5,579	2,157
Eli Lilly & Co	1,387	1,664
Exelixis Inc *	70,825	3,854
Gilead Sciences Inc	49,157	6,210
HCA Healthcare Inc	1,298	506
HealthStream Inc	35,190	959
Incyte Corp *	55,952	6,343
Jazz Pharmaceuticals PLC *	2,594	625
Johnson & Johnson	53,539	13,597
McKesson Corp	7,652	5,782
Medtronic PLC	5,755	450
Merck & Co Inc	70,893	9,110
Neurocrine Biosciences Inc *	15,642	2,636
Pfizer Inc	143,966	3,467
Regeneron Pharmaceuticals Inc	721	450
United Therapeutics Corp *	5,491	2,975
Veeva Systems Inc, Cl A *	9,000	1,597
		97,612
Industrials — 7.7%
Allison Transmission Holdings Inc	26,762	3,017
Automatic Data Processing Inc	11,453	2,565
Brink's Co/The	11,099	1,049
Carrier Global Corp	17,281	1,268
CH Robinson Worldwide Inc	922	174
Cintas Corp	3,709	631
Cummins Inc	745	531
Donaldson Co Inc, Cl A	33,835	3,037
General Dynamics Corp	9,200	3,259
Korn Ferry	39,831	2,652
L3Harris Technologies Inc	10,890	3,164
Landstar System Inc	6,260	1,295
Lockheed Martin Corp	5,885	2,998
Maximus Inc	29,515	1,587
Northrop Grumman Corp	9,475	4,826
Republic Services Inc	5,412	1,153
Rollins Inc	1,738	72
RTX Corp	11,211	2,127
Science Applications International Corp	5,000	552
Waste Management Inc	29,330	6,537
		42,494
Information Technology — 25.3%
Adobe Inc *	38,273	7,847
Alarm.com Holdings Inc *	59,927	2,800
Amdocs Ltd	70,598	3,568
Apple Inc	40,928	11,843
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	1,237	$894
Arrow Electronics Inc, Cl A *	8,631	1,842
Autodesk Inc, Cl A *	16,694	3,246
Avnet Inc	47,159	4,189
Box Inc, Cl A *	29,811	791
Cirrus Logic Inc *	4,826	717
Cisco Systems Inc	158,157	18,577
Cognizant Technology Solutions Corp, Cl A	51,408	1,991
Commvault Systems Inc *	4,826	684
Dolby Laboratories Inc, Cl A	44,318	2,330
Dropbox Inc, Cl A *	178,240	4,896
F5 Inc, Cl A *	17,117	7,120
Gen Digital Inc	34,512	859
Hewlett Packard Enterprise Co	109,513	4,940
HP Inc	29,088	638
InterDigital Inc	3,915	1,108
International Business Machines Corp	21,294	5,988
KLA Corp	5,690	1,717
Lam Research Corp	5,310	2,301
Microsoft Corp	26,520	9,892
Motorola Solutions Inc	22,133	9,192
NetApp Inc	39,120	6,054
NetScout Systems Inc *	3,495	152
Open Text Corp	107,462	2,380
Oracle Corp, Cl B	223	33
Progress Software Corp *	9,180	308
PTC Inc *	14,510	1,648
QUALCOMM Inc	3,598	665
Roper Technologies Inc	11,336	3,836
ServiceNow Inc *	7,087	704
Synopsys Inc *	4,180	1,865
TD SYNNEX Corp	18,444	4,931
Teledyne Technologies Inc *	3,778	2,519
Texas Instruments Inc	647	193
VeriSign Inc	13,737	3,456
Vishay Intertechnology Inc	6,875	370
Zoom Communications Inc, Cl A *	18,945	1,635
		140,719
Materials — 1.3%
AptarGroup Inc	6,262	784
Avery Dennison Corp	17,700	2,874
CF Industries Holdings Inc	2,798	303
NewMarket Corp	398	315
Royal Gold Inc, Cl A	4,841	966
Silgan Holdings Inc	37,000	1,716
Sonoco Products Co	9,504	536
		7,494
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,894

Utilities — 4.7%
Ameren Corp	21,800	2,464

SEI Institutional Managed Trust	83

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Managed Volatility Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
American Electric Power Co Inc	23,100	$3,160
DTE Energy Co	18,479	2,816
Duke Energy Corp	26,375	3,339
Entergy Corp	22,800	2,619
National Fuel Gas Co	19,987	1,543
NextEra Energy Inc	11,878	1,042
Portland General Electric Co	47,486	2,461
Public Service Enterprise Group Inc	27,400	2,224
Southern Co/The	19,305	1,848
WEC Energy Group Inc	20,433	2,386
		25,902

Total Common Stock
(Cost $304,753) ($ Thousands)		548,296

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	6,604,307	6,604
Total Cash Equivalent
(Cost $6,604) ($ Thousands)		6,604
Total Investments in Securities — 99.9%
(Cost $311,357) ($ Thousands)		$554,900

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	6	Sep-2026	$2,250	$2,265	$15

Percentages are based on Net Assets of $555,210 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,312	$181,908	$(191,616)	$—	$—	$6,604	$274	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

84	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 96.0%
Australia — 2.8%
Communication Services — 0.3%
Telstra Group Ltd, Cl B	174,512	$612

Consumer Discretionary — 0.3%
Harvey Norman Holdings Ltd	96,560	323
JB Hi-Fi Ltd	2,079	116
Wesfarmers Ltd	4,800	300
		739
Consumer Staples — 0.3%
Coles Group Ltd	26,056	439
Metcash Ltd, Cl A	80,257	164
		603
Financials — 0.4%
Bendigo & Adelaide Bank Ltd	54,017	395
QBE Insurance Group Ltd	35,446	617
		1,012
Health Care — 0.1%
Regis Healthcare Ltd	22,758	103

Industrials — 1.0%
Aurizon Holdings Ltd	226,706	656
Brambles Ltd	62,352	842
Computershare Ltd	8,923	237
Qantas Airways Ltd	17,255	127
Ventia Services Group Pty Ltd	94,280	405
		2,267
Materials — 0.2%
Orica Ltd	12,242	201
Rio Tinto Ltd	2,859	344
		545
Utilities — 0.2%
AGL Energy Ltd	82,407	477
Origin Energy Ltd	6,919	53
		530
Total Australia		6,411
Austria — 0.8%
Communication Services — 0.4%
Eurotelesites AG *	20,380	103
Telekom Austria AG, Cl A	63,032	699
		802
Financials — 0.0%
UNIQA Insurance Group AG	4,971	101

Industrials — 0.3%
ANDRITZ AG	7,632	660
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
EVN AG	5,414	$177
Total Austria		1,740
Belgium — 1.1%
Communication Services — 0.1%
Proximus SADP	32,089	215

Consumer Staples — 0.3%
Colruyt Group N.V	16,633	684

Financials — 0.5%
Ageas SA/NV	14,378	1,151

Industrials — 0.2%
Ackermans & van Haaren NV	1,301	425
Total Belgium		2,475
Brazil — 0.2%
Materials — 0.2%
Yara International ASA	7,502	330

Canada — 2.3%
Communication Services — 0.2%
Cogeco Communications Inc	8,122	363

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	4,092	563

Consumer Staples — 0.3%
Loblaw Cos Ltd	13,196	599

Financials — 1.3%
Bank of Nova Scotia/The, Cl C	1,934	168
Canadian Imperial Bank of Commerce	11,017	1,268
Great-West Lifeco Inc, Cl Common Subs. Receipt	2,485	158
iA Financial Corp Inc	3,730	515
Power Corp of Canada	13,918	868
		2,977
Utilities — 0.3%
Atco Ltd/Canada, Cl I	14,578	761
Total Canada		5,263
China — 0.6%
Communication Services — 0.1%
CITIC Telecom International Holdings Ltd	564,000	177

Financials — 0.5%
BOC Hong Kong Holdings Ltd	228,800	1,242
Total China		1,419

SEI Institutional Managed Trust	85

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Denmark — 2.3%
Consumer Staples — 0.3%
Carlsberg AS, Cl B	2,663	$349
Scandinavian Tobacco Group A/S	7,792	79
Schouw & Co A/S	1,245	111
UIE PLC	2,890	156
		695
Financials — 1.8%
AL Sydbank	12,173	1,075
Danske Bank A/S	46,851	2,513
Jyske Bank A/S	2,041	295
Tryg A/S	8,344	190
		4,073
Health Care — 0.1%
H Lundbeck A/S	34,183	223

Industrials — 0.1%
AP Moller - Maersk A/S, Cl B	44	105
ISS A/S	4,819	197
		302
Total Denmark		5,293
Finland — 0.8%
Consumer Staples — 0.1%
Kesko Oyj, Cl B	6,355	142

Financials — 0.2%
Nordea Bank Abp	23,999	456

Health Care — 0.1%
Orion Oyj, Cl B	3,767	310

Information Technology — 0.2%
Nokia Oyj ADR	7,184	95
Tieto Oyj	15,027	315
		410
Materials — 0.2%
Kemira Oyj	27,388	514
Total Finland		1,832
France — 8.8%
Communication Services — 1.6%
Metropole Television SA	28,227	389
Orange SA	164,985	3,113
		3,502
Consumer Discretionary — 0.5%
Cie Generale des Etablissements Michelin SCA	27,782	1,074

Consumer Staples — 0.8%
Carrefour SA	36,250	674
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Danone SA	14,050	$1,149
		1,823
Energy — 0.6%
Gaztransport Et Technigaz SA	643	136
TotalEnergies SE	15,728	1,217
		1,353
Financials — 1.0%
AXA SA	25,996	1,303
BNP Paribas SA	3,009	352
Credit Agricole SA	34,200	688
		2,343
Health Care — 0.7%
Sanofi SA	19,460	1,665

Industrials — 1.5%
Bouygues SA	17,454	975
Eiffage SA	6,980	1,030
Legrand SA	2,659	451
Societe BIC SA	10,259	669
SPIE SA	2,198	127
Thales SA, Cl A	968	249
		3,501
Information Technology — 0.0%
Dassault Systemes SE	4,393	90

Materials — 0.2%
Air Liquide SA	2,197	435

Real Estate — 0.1%
Klepierre SA ‡	2,270	95

Utilities — 1.8%
Engie SA	127,973	4,030
Total France		19,911
Germany — 5.4%
Communication Services — 1.2%
Deutsche Telekom AG	84,645	2,309
Freenet AG	11,551	298
Scout24 SE	952	79
		2,686
Consumer Discretionary — 0.3%
Hornbach Holding AG & Co KGaA	7,535	677

Consumer Staples — 0.1%
Henkel AG & Co KGaA	1,777	141

Financials — 1.5%
Allianz SE	1,638	776
Hannover Rueck SE	1,509	418

86	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,726	$1,523
Talanx AG	6,211	786
		3,503
Health Care — 0.5%
Bayer AG	6,835	378
Fresenius Medical Care AG	10,398	471
Fresenius SE & Co KGaA	8,633	395
		1,244
Industrials — 1.0%
Daimler Truck Holding AG	8,497	410
Deutsche Post AG	15,555	946
GEA Group AG	5,308	365
Knorr-Bremse AG	2,220	258
Pfeiffer Vacuum Technology AG	628	124
Siemens Energy AG	580	111
		2,214
Information Technology — 0.4%
Infineon Technologies AG	3,745	353
Nemetschek SE	2,862	174
SAP SE	3,060	472
		999
Real Estate — 0.1%
Sirius Real Estate Ltd ‡	83,489	107

Utilities — 0.3%
E.ON SE	15,818	325
RWE AG	4,229	274
		599
Total Germany		12,170
Hong Kong — 3.1%
Communication Services — 0.8%
HKT Trust & HKT Ltd	1,134,238	1,688
PCCW Ltd	335,804	228
SmarTone Telecommunications Holdings Ltd	59,500	35
		1,951
Consumer Discretionary — 0.1%
Chow Sang Sang Holdings International Ltd	94,000	117
Luk Fook Holdings International Ltd	61,000	172
		289
Consumer Staples — 0.9%
WH Group Ltd	1,936,770	2,054

Financials — 0.2%
Bank of East Asia Ltd/The	46,900	75
Dah Sing Banking Group Ltd	238,389	353
		428
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
Cathay Pacific Airways Ltd	173,000	$288
CK Hutchison Holdings Ltd	42,500	360
		648
Information Technology — 0.3%
VTech Holdings Ltd	102,100	671

Real Estate — 0.2%
CK Asset Holdings Ltd	83,000	469

Utilities — 0.3%
CLP Holdings Ltd, Cl B	18,200	170
HK Electric Investments & HK Electric Investments Ltd	300,100	237
Power Assets Holdings Ltd	26,000	189
		596
Total Hong Kong		7,106
Indonesia — 0.2%
Consumer Staples — 0.2%
First Resources Ltd	191,700	461

Ireland — 0.2%
Consumer Staples — 0.2%
Glanbia PLC	14,522	406

Financials — 0.0%
AIB Group PLC	12,491	147
Total Ireland		553
Israel — 1.8%
Communication Services — 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	155,082	366

Consumer Staples — 0.1%
Shufersal Ltd	14,521	207

Financials — 1.1%
Bank Hapoalim BM	28,285	652
Bank Leumi Le-Israel BM	52,640	1,177
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	10,465	692
		2,521
Industrials — 0.1%
Elbit Systems Ltd	360	273

Information Technology — 0.3%
Check Point Software Technologies Ltd *	2,506	329
Nice Ltd ADR *	1,583	144
Nova Ltd *	317	172

SEI Institutional Managed Trust	87

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Radware Ltd *	5,318	$164
		809
Total Israel		4,176
Italy — 2.5%
Consumer Discretionary — 0.2%
Pirelli & C SpA	68,970	523

Energy — 0.5%
Eni SpA	49,185	1,155

Financials — 0.5%
Generali	9,889	482
Unipol Assicurazioni SpA	25,767	721
		1,203
Industrials — 0.1%
Leonardo SpA	1,509	81

Utilities — 1.2%
A2A SpA	381,546	985
ACEA SpA	11,071	275
Enel SpA	38,590	443
Italgas SpA	44,409	514
Snam SpA	25,520	184
Terna - Rete Elettrica Nazionale	25,936	303
		2,704
Total Italy		5,666
Japan — 23.7%
Communication Services — 0.6%
KDDI Corp	19,200	322
Nippon Television Holdings Inc	12,500	216
NTT Inc	367,400	327
Okinawa Cellular Telephone Co	12,400	281
SoftBank Corp	205,800	263
		1,409
Consumer Discretionary — 3.0%
Bridgestone Corp	124,937	2,635
EDION Corp	18,500	257
Isuzu Motors Ltd	17,700	236
Komeri Co Ltd	5,000	110
McDonald's Holdings Co Japan Ltd	18,212	838
Niterra Co Ltd	7,400	492
Sankyo Co Ltd	67,200	656
Sekisui House Ltd	17,100	356
Shimamura Co Ltd	15,200	313
Subaru Corp	3,600	53
Sumitomo Rubber Industries Ltd	26,200	339
Toyota Boshoku Corp	12,100	159
Yamada Holdings Co Ltd	70,200	285
		6,729
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 2.5%
Arcs Co Ltd	6,600	$138
Ezaki Glico Co Ltd	7,300	240
Fuji Nihon Corp	14,700	56
Heiwado Co Ltd	2,900	45
Itoham Yonekyu Holdings Inc	3,180	92
Japan Tobacco Inc	21,500	794
Kao Corp	31,752	630
Kewpie Corp	12,100	325
Kirin Holdings Co Ltd	25,500	440
Lion Corp	7,800	82
Megmilk Snow Brand Co Ltd	16,900	377
MEIJI Holdings Co Ltd	15,100	351
Morinaga & Co Ltd/Japan	8,800	141
NH Foods Ltd	13,500	493
Nichirei Corp	12,400	166
Nippn Corp	19,100	330
Nisshin Seifun Group Inc	36,100	441
Nitto Fuji Flour Milling Co Ltd	19,000	202
Sundrug Co Ltd	4,800	112
Valor Holdings Co Ltd	14,300	344
		5,799
Energy — 1.5%
ENEOS Holdings Inc	255,600	1,893
Idemitsu Kosan Co Ltd	20,600	152
Inpex Corp	48,400	977
Itochu Enex Co Ltd	24,411	301
		3,323
Financials — 3.0%
Iyogin Holdings Inc	2,600	51
Japan Post Bank Co Ltd	28,000	533
Japan Post Holdings Co Ltd	67,600	909
Mitsubishi HC Capital Inc	55,000	447
Mitsubishi UFJ Financial Group Inc	48,400	965
Mizuho Financial Group Inc	24,380	1,171
MS&AD Insurance Group Holdings Inc	6,500	169
Sompo Holdings Inc	6,900	262
Sumitomo Mitsui Financial Group Inc	19,200	753
Sumitomo Mitsui Trust Group Inc	16,400	613
Yamaguchi Financial Group Inc	50,400	892
		6,765
Health Care — 2.9%
Alfresa Holdings Corp	27,700	372
Astellas Pharma Inc	229,640	3,073
Daiichi Sankyo Co Ltd	7,200	116
Hoya Corp	1,500	242
Kaken Pharmaceutical Co Ltd	6,100	144
Kyowa Kirin Co Ltd	12,400	197
Ono Pharmaceutical Co Ltd	9,500	140
Otsuka Holdings Co Ltd	7,600	506
Santen Pharmaceutical Co Ltd	28,600	375

88	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Shionogi & Co Ltd	61,400	$1,050
Takeda Pharmaceutical Co Ltd	7,900	252
Toho Holdings Co Ltd	5,000	120
		6,587
Industrials — 5.1%
Central Japan Railway Co	12,000	256
COMSYS Holdings Corp	5,800	196
EXEO Group Inc	13,600	233
Hanwa Co Ltd	12,600	132
ITOCHU Corp	41,200	470
Kajima Corp	16,600	605
Kamigumi Co Ltd	5,400	170
Kanematsu Corp	23,000	294
Kinden Corp	10,300	509
Kyushu Railway Co	8,400	181
Mabuchi Motor Co Ltd	38,100	371
Marubeni Corp	4,600	134
MEITEC Group Holdings Inc	6,100	117
MIRAIT ONE corp	27,500	658
Mitsubishi Electric Corp	5,600	206
Mitsui & Co Ltd	6,200	173
Nagase & Co Ltd	83,200	602
NGK Corp	13,900	655
NIPPON EXPRESS HOLDINGS INC	8,300	259
Obayashi Corp	11,000	222
Okamura Corp	12,300	174
Raito Kogyo Co Ltd	6,800	171
Sankyu Inc	7,300	389
Secom Co Ltd	61,114	2,429
Seino Holdings Co Ltd	26,200	425
Sekisui Chemical Co Ltd	17,400	279
Senko Group Holdings Co Ltd	23,900	289
Sumitomo Corp	79,200	762
Sumitomo Heavy Industries Ltd	4,300	136
Zaoh Co Ltd	8,200	124
		11,621
Information Technology — 2.9%
Alps Alpine Co Ltd	19,400	246
Amano Corp	14,500	326
Brother Industries Ltd	28,757	654
Canon Inc	52,400	1,343
Citizen Watch Co Ltd	7,200	108
Daiwabo Holdings Co Ltd	14,600	311
FUJIFILM Holdings Corp	14,500	310
Kyocera Corp	9,500	211
NEC Corp	4,800	116
Nippon Electric Glass Co Ltd	14,700	600
Oracle Corp Japan	2,400	123
Otsuka Corp	64,381	1,103
Ricoh Co Ltd	26,500	231
Seiko Epson Corp	37,600	630
TIS Inc	4,900	96
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Trend Micro Inc/Japan	4,700	$174
Uchida Yoko Co Ltd	7,700	95
		6,677
Materials — 1.5%
Aica Kogyo Co Ltd	2,300	52
Asahi Kasei Corp	62,300	693
Daicel Corp	33,300	283
Daiki Aluminium Industry Co Ltd	9,300	86
Kaneka Corp	9,400	331
Kuraray Co Ltd	76,200	787
Kurimoto Ltd	25,400	217
Lintec Corp	3,400	150
Mitsubishi Chemical Group Corp, Cl B	36,500	256
Nippon Kayaku Co Ltd	3,300	41
Nippon Light Metal Holdings Co Ltd	7,800	132
Rengo Co Ltd	19,400	170
Toyo Seikan Group Holdings Ltd	12,500	316
		3,514
Real Estate — 0.1%
AEON REIT Investment Corp ‡	111	84
Keihanshin Building Co Ltd	8,200	55
		139
Utilities — 0.6%
Chubu Electric Power Co Inc	9,300	176
Electric Power Development Co Ltd	6,700	151
Kansai Electric Power Co Inc/The	4,800	68
Osaka Gas Co Ltd	29,900	1,008
		1,403
Total Japan		53,966
Jordan — 0.2%
Health Care — 0.2%
Hikma Pharmaceuticals PLC	21,479	433

Netherlands — 4.3%
Communication Services — 0.4%
Koninklijke KPN NV	167,979	830

Consumer Staples — 1.7%
Heineken Holding NV	4,428	338
Koninklijke Ahold Delhaize NV	89,876	3,621
		3,959
Energy — 0.1%
Koninklijke Vopak NV	3,810	198
Shell PLC	773	30
		228
Financials — 1.5%
ABN AMRO Bank NV	11,195	477
ASR Nederland NV	3,823	289
HAL Trust	684	129

SEI Institutional Managed Trust	89

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
NN Group NV	28,752	$2,522
		3,417
Information Technology — 0.6%
ASM International NV	571	657
ASML Holding NV, Cl G	336	668
		1,325
Total Netherlands		9,759
New Zealand — 0.7%
Communication Services — 0.1%
SKY Network Television Ltd	52,692	98
Spark New Zealand Ltd	90,713	97
		195
Consumer Staples — 0.0%
Scales Corp Ltd	28,196	104

Energy — 0.2%
Channel Infrastructure NZ Ltd	211,528	385

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	18,931	421

Utilities — 0.2%
Mercury NZ Ltd	76,085	299
Meridian Energy Ltd	33,590	111
		410
Total New Zealand		1,515
Norway — 1.3%
Communication Services — 0.2%
Telenor ASA	29,908	429

Consumer Staples — 0.2%
Orkla ASA	49,815	524

Financials — 0.5%
DNB Bank ASA	22,258	663
Sparebank 1 Oestlandet	8,106	155
SpareBank 1 Sor-Norge ASA	16,508	323
		1,141
Industrials — 0.1%
Sentia AS	11,902	92
Veidekke ASA	12,515	240
		332
Materials — 0.3%
Norsk Hydro ASA	66,042	598
Total Norway		3,024
Portugal — 0.6%
Communication Services — 0.1%
NOS SGPS SA	50,857	293
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.4%
Sonae SGPS SA	369,787	$852

Materials — 0.1%
Navigator Co SA/The	28,973	107
Total Portugal		1,252
Singapore — 5.0%
Consumer Staples — 0.2%
Sheng Siong Group Ltd	159,500	399

Financials — 3.7%
DBS Group Holdings Ltd	46,370	2,349
Oversea-Chinese Banking Corp Ltd	136,334	2,617
Singapore Exchange Ltd	114,900	2,144
United Overseas Bank Ltd	43,500	1,340
		8,450
Industrials — 1.0%
ComfortDelGro Corp Ltd	66,900	69
Jardine Cycle & Carriage Ltd	49,700	1,036
Jardine Matheson Holdings Ltd	10,200	629
Singapore Airlines Ltd	25,101	149
Singapore Technologies Engineering Ltd	47,800	385
		2,268
Information Technology — 0.1%
Info-Tech Systems Integrators Pte Ltd	147,400	100
Venture Corp Ltd	7,700	102
		202
Total Singapore		11,319
South Africa — 0.0%
Energy — 0.0%
Thungela Resources Ltd	1,394	8

Spain — 3.6%
Consumer Discretionary — 0.1%
Industria de Diseno Textil SA	2,962	187

Energy — 0.3%
Repsol SA, Cl A	24,493	612

Financials — 0.3%
CaixaBank SA	34,838	494
Unicaja Banco SA	34,032	121
		615
Health Care — 0.0%
Faes Farma SA	8,506	45

Industrials — 1.5%
ACS Actividades de Construccion y Servicios SA	18,036	1,346
Aena SME SA	3,870	118

90	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Logista Integral SA	48,858	$1,886
		3,350
Information Technology — 0.1%
Indra Sistemas SA	6,888	378

Utilities — 1.3%
Endesa SA	42,441	1,930
Iberdrola SA	31,289	779
Naturgy Energy Group SA	10,110	317
		3,026
Total Spain		8,213
Sweden — 2.0%
Communication Services — 0.3%
Telia Co AB	148,523	725

Consumer Discretionary — 0.0%
Betsson AB, Cl B	7,036	62

Consumer Staples — 0.3%
Essity AB, Cl B	18,873	535

Financials — 0.7%
Industrivarden AB, Cl C	6,086	335
Skandinaviska Enskilda Banken AB, Cl A	14,927	298
Swedbank AB, Cl A	27,366	1,024
		1,657
Industrials — 0.3%
Epiroc AB, Cl B	14,093	328
Loomis AB, Cl B	4,228	208
Securitas AB, Cl B	13,627	224
		760
Information Technology — 0.2%
Telefonaktiebolaget LM Ericsson ADR	44,703	498

Materials — 0.1%
Svenska Cellulosa AB SCA, Cl B	10,938	112

Real Estate — 0.1%
Altra Fastigheter AB	17,945	128
Total Sweden		4,477
Switzerland — 9.4%
Communication Services — 0.3%
Swisscom AG	917	709
TX Group AG	559	86
		795
Consumer Staples — 0.3%
Chocoladefabriken Lindt & Spruengli AG	30	349
Nestle SA	3,266	336
		685
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Financials — 2.3%
Berner Kantonalbank AG	686	$326
EFG International AG	20,804	418
Luzerner Kantonalbank AG	1,185	162
St Galler Kantonalbank AG	249	198
Swiss Life Holding AG	619	681
Swiss Re AG	7,057	1,124
Thurgauer Kantonalbank	927	212
Valiant Holding AG	4,744	945
Vontobel Holding AG	2,970	270
Zurich Insurance Group AG	1,111	823
		5,159
Health Care — 3.7%
Alcon AG	3,282	222
Galderma Group AG	1,220	278
Novartis AG	32,781	5,132
Roche Holding AG	5,678	2,338
Sandoz Group AG	2,688	243
Sonova Holding AG	1,166	277
		8,490
Industrials — 1.0%
ABB Ltd	8,076	880
Schindler Holding AG	1,459	485
SGS SA	8,983	1,043
		2,408
Information Technology — 0.3%
ALSO Holding AG	606	145
Logitech International SA	3,839	360
Temenos AG	1,122	92
		597
Materials — 0.4%
Amrize Ltd	1,850	98
EMS-Chemie Holding AG	68	58
Holcim AG	4,658	421
Sika AG	1,337	276
		853
Real Estate — 0.7%
PSP Swiss Property AG	2,617	467
Swiss Prime Site AG	7,228	1,182
		1,649
Utilities — 0.4%
BKW AG	4,974	838
Total Switzerland		21,474
United Kingdom — 12.3%
Communication Services — 0.7%
BT Group PLC, Cl A	310,918	785
Vodafone Group PLC	630,614	835
		1,620

SEI Institutional Managed Trust	91

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 1.0%
Inchcape PLC	11,934	$122
Kingfisher PLC	106,212	399
Next PLC, Cl A	4,845	935
Pearson PLC	46,753	744
		2,200
Consumer Staples — 4.6%
British American Tobacco PLC	21,347	1,322
Coca-Cola Europacific Partners PLC	2,095	210
Coca-Cola HBC AG	12,476	814
Imperial Brands PLC	80,474	2,976
J Sainsbury PLC	278,719	1,183
Premier Foods PLC	179,668	489
Tesco PLC	489,131	2,983
Unilever PLC	7,519	452
		10,429
Energy — 1.0%
BP PLC ADR	9,195	340
BP PLC	63,273	390
Shell PLC	41,323	1,607
		2,337
Financials — 1.5%
3i Group PLC	9,864	325
Aviva PLC	13,218	114
HSBC Holdings PLC	86,751	1,641
IG Group Holdings PLC	28,563	689
Lion Finance Group PLC	4,184	630
		3,399
Health Care — 1.3%
AstraZeneca PLC	1,771	336
GSK PLC	86,250	2,266
GSK PLC ADR	1,873	98
Haleon PLC	62,726	289
		2,989
Industrials — 1.6%
BAE Systems PLC	36,669	899
Balfour Beatty PLC	63,348	729
Ferguson Enterprises Inc	1,009	241
Howden Joinery Group PLC	30,399	338
Keller Group PLC	5,151	181
Mitie Group PLC	123,976	246
QinetiQ Group PLC	16,078	90
RELX PLC	742	24
Serco Group PLC	295,564	859
		3,607
Information Technology — 0.3%
Computacenter PLC	4,228	239
Sage Group PLC/The	51,398	558
		797
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
ATALAYA MINING COPPER SA	21,294	$231

Utilities — 0.2%
Centrica PLC	152,187	345
Drax Group PLC	8,961	90
		435
Total United Kingdom		28,044

Total Common Stock
(Cost $129,094) ($ Thousands)		218,290

PREFERRED STOCK — 0.6%
Germany — 0.6%
Consumer Staples — 0.6%
Henkel AG & Co KGaA(A)	17,294	1,455

Total Preferred Stock
(Cost $1,126) ($ Thousands)		1,455

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	899,328	899
Total Cash Equivalent
(Cost $899) ($ Thousands)		899
Total Investments in Securities — 97.0%
(Cost $131,119) ($ Thousands)		$220,644

Percentages are based on Net Assets of $227,393 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

92	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	1	Sep-2026	$73	$73	$1
FTSE 100 Index	1	Sep-2026	140	140	2
TOPIX Index	1	Sep-2026	244	246	6
			$457	$459	$9

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,008	$19,396	$(20,505)	$—	$—	$899	$56	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust	93

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Real Estate — 98.1%
Agree Realty Corp ‡	22,859	$1,731
Alexandria Real Estate Equities Inc ‡	13,130	694
American Healthcare REIT Inc ‡	25,000	1,304
American Homes 4 Rent, Cl A ‡	19,390	650
American Tower Corp, Cl A ‡	19,800	3,239
Americold Realty Trust Inc ‡	18,090	284
Brixmor Property Group Inc ‡	67,720	2,135
Broadstone Net Lease Inc, Cl A ‡	16,940	350
Camden Property Trust ‡	15,561	1,782
CareTrust REIT Inc ‡	8,976	362
CBRE Group Inc, Cl A *	11,440	1,541
Cousins Properties Inc ‡	24,252	727
Crown Castle Inc ‡	27,030	2,047
CubeSmart ‡	3,300	131
DiamondRock Hospitality Co ‡	38,265	466
Digital Realty Trust Inc, Cl A ‡	19,710	3,539
Diversified Healthcare Trust ‡	34,383	320
Empire State Realty Trust Inc, Cl A ‡	41,289	223
Equinix Inc ‡	5,385	5,613
Equity LifeStyle Properties Inc ‡	19,470	1,255
Equity Residential ‡	4,000	272
Essex Property Trust Inc ‡	915	267
Extra Space Storage Inc ‡	13,770	2,001
First Industrial Realty Trust Inc ‡	29,110	1,785
Host Hotels & Resorts Inc ‡	37,060	879
Independence Realty Trust Inc ‡	27,970	467
Invitation Homes Inc ‡	48,430	1,463
Iron Mountain Inc ‡	14,370	1,815
Janus Living Inc, Cl A ‡	13,150	378
Jones Lang LaSalle Inc *	1,270	394
Kilroy Realty Corp ‡	8,063	302
Kimco Realty Corp ‡	72,140	1,829
Kite Realty Group Trust ‡	55,210	1,567
Lamar Advertising Co, Cl A ‡	4,080	636
Lineage Inc ‡	4,273	185
LTC Properties Inc ‡	10,240	394
LXP Industrial Trust ‡	11,200	603
Macerich Co/The ‡	51,360	1,294
Mid-America Apartment Communities Inc ‡	4,010	557
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NETSTREIT Corp ‡	18,950	$400
Omega Healthcare Investors Inc ‡	4,670	223
Piedmont Realty Trust Inc, Cl A *‡	14,680	134
Prologis Inc ‡	36,440	4,936
Public Storage ‡	6,250	1,989
Realty Income Corp ‡	27,710	1,717
Rexford Industrial Realty Inc ‡	13,720	460
Ryman Hospitality Properties Inc ‡	4,400	566
Sabra Health Care REIT Inc ‡	40,500	790
SBA Communications Corp, Cl A ‡	3,970	700
Simon Property Group Inc ‡	9,680	2,165
SL Green Realty Corp ‡	7,257	376
Smartstop Self Storage REIT Inc ‡	11,940	388
STAG Industrial Inc ‡	6,790	258
Sun Communities Inc ‡	3,030	363
UDR Inc ‡	42,280	1,688
Ventas Inc ‡	36,200	3,215
VICI Properties Inc, Cl A ‡	44,100	1,171
Vornado Realty Trust ‡	14,620	575
Welltower Inc ‡	29,820	6,768
Weyerhaeuser Co ‡	25,800	618
		74,981

Total Common Stock
(Cost $52,103) ($ Thousands)		74,981

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	1,332,397	1,332
Total Cash Equivalent
(Cost $1,332) ($ Thousands)		1,332
Total Investments in Securities — 99.8%
(Cost $53,435) ($ Thousands)		$76,313

Percentages are based on Net Assets of $76,486 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,546	$10,334	$(10,548)	$—	$—	$1,332	$31	$—

Amounts designated as “—” are $0 or have been rounded to $0.	See “Glossary” for abbreviations.

94	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.9%
Agency Mortgage-Backed Obligations — 33.2%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$82	$83
7.000%, 04/01/2031 to 03/01/2039	31	33
6.500%, 10/01/2031 to 04/01/2056	9,105	9,460
6.000%, 02/01/2032 to 08/01/2055	20,396	21,128
5.500%, 12/01/2052 to 06/01/2055	25,612	25,914
5.000%, 06/01/2033 to 05/01/2056	15,039	14,887
4.500%, 04/01/2035 to 10/01/2053	27,035	26,339
4.000%, 08/01/2041 to 02/01/2053	26,873	25,283
3.500%, 01/01/2038 to 08/01/2053	22,012	20,291
3.000%, 09/01/2030 to 06/01/2052	42,556	38,021
2.500%, 10/01/2031 to 05/01/2052	56,288	48,029
2.000%, 10/01/2031 to 03/01/2052	37,622	30,969
FHLMC ARM
5.559%, SOFR30A + 2.330%, 07/01/2055(A)	676	684
5.527%, RFUCCT1Y + 1.619%, 11/01/2047(A)	224	232
5.430%, SOFR30A + 2.330%, 08/01/2055(A)	671	678
5.378%, SOFR30A + 2.090%, 05/01/2055(A)	243	246
5.316%, SOFR30A + 2.105%, 08/01/2055(A)	397	400
5.305%, SOFR30A + 2.330%, 08/01/2055(A)	515	519
5.242%, SOFR30A + 2.075%, 07/01/2055(A)	992	1,000
5.202%, SOFR30A + 2.075%, 07/01/2055(A)	340	342
5.159%, SOFR30A + 2.203%, 06/01/2055(A)	706	708
4.946%, SOFR30A + 2.139%, 02/01/2056(A)	1,506	1,508
4.929%, SOFR30A + 2.257%, 02/01/2054(A)	296	296
4.802%, SOFR30A + 2.098%, 07/01/2056(A)	1,181	1,179
4.782%, SOFR30A + 2.147%, 01/01/2055(A)	796	803
4.770%, SOFR30A + 2.095%, 06/01/2056(A)	900	892
4.719%, SOFR30A + 2.192%, 03/01/2056(A)	1,608	1,594
4.688%, SOFR30A + 2.335%, 10/01/2054(A)	667	665
4.606%, SOFR30A + 2.138%, 05/01/2056(A)	4,655	4,604
4.301%, SOFR30A + 2.181%, 06/01/2056(A)	961	938
4.235%, SOFR30A + 2.340%, 07/01/2056(A)	524	514
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.166%, SOFR30A + 2.304%, 05/01/2053(A)	$1,147	$1,152
3.850%, RFUCCT1Y + 1.621%, 02/01/2050(A)	472	484
3.006%, RFUCCT1Y + 1.628%, 11/01/2048(A)	876	884
2.739%, RFUCCT1Y + 1.635%, 12/01/2050(A)	381	362
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	11	11
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	72	74
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	257	266
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	72	74
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
4.207%, SOFR30A + 0.614%, 07/15/2040(A)	156	156
FHLMC CMO, Ser 2011-3919, Cl FA
4.207%, SOFR30A + 0.614%, 09/15/2041(A)	154	153
FHLMC CMO, Ser 2011-3958, Cl AF
4.157%, SOFR30A + 0.564%, 11/15/2041(A)	139	138
FHLMC CMO, Ser 2011-3975, Cl FA
4.197%, SOFR30A + 0.604%, 12/15/2041(A)	127	127
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	633	575
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	174	159
FHLMC CMO, Ser 2012-3990, Cl FG
4.157%, SOFR30A + 0.564%, 01/15/2042(A)	157	157
FHLMC CMO, Ser 2012-4059, Cl FP
4.157%, SOFR30A + 0.564%, 06/15/2042(A)	190	189
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	329	307
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	201	188
FHLMC CMO, Ser 2012-4091, Cl FN
4.107%, SOFR30A + 0.514%, 08/15/2042(A)	187	185
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	246	228
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	231	206
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	162	154

SEI Institutional Managed Trust	95

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4184, Cl FN
4.057%, SOFR30A + 0.464%, 03/15/2043(A)	$108	$106
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	79	66
FHLMC CMO, Ser 2013-4240, Cl FA
4.207%, SOFR30A + 0.614%, 08/15/2043(A)	618	613
FHLMC CMO, Ser 2013-4281, Cl FA
4.107%, SOFR30A + 0.514%, 12/15/2043(A)	82	81
FHLMC CMO, Ser 2014-326, Cl F2
4.257%, SOFR30A + 0.664%, 03/15/2044(A)	238	237
FHLMC CMO, Ser 2014-4290, Cl LF
4.107%, SOFR30A + 0.514%, 07/15/2035(A)	241	239
FHLMC CMO, Ser 2014-4303, Cl FA
4.057%, SOFR30A + 0.464%, 02/15/2044(A)	152	150
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	138	125
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	24	24
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	285	254
FHLMC CMO, Ser 2016-4587, Cl AF
4.057%, SOFR30A + 0.464%, 06/15/2046(A)	246	244
FHLMC CMO, Ser 2016-4604, Cl FB
4.107%, SOFR30A + 0.514%, 08/15/2046(A)	513	509
FHLMC CMO, Ser 2016-4611, Cl BF
4.107%, SOFR30A + 0.514%, 06/15/2041(A)	1,953	1,935
FHLMC CMO, Ser 2016-4620, Cl LF
4.107%, SOFR30A + 0.514%, 10/15/2046(A)	273	271
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	870	776
FHLMC CMO, Ser 2017-4709, Cl FA
4.007%, SOFR30A + 0.414%, 08/15/2047(A)	204	202
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	297	275
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	234	210
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	5	5
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	158	138
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	310	275
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4826, Cl KF
4.007%, SOFR30A + 0.414%, 09/15/2048(A)	$210	$206
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	–	–
FHLMC CMO, Ser 2018-4854, Cl FB
4.007%, SOFR30A + 0.414%, 01/15/2049(A)	511	506
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	833	794
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	457	419
FHLMC CMO, Ser 2019-4903, Cl NF
4.142%, SOFR30A + 0.514%, 08/25/2049(A)	181	178
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	401	367
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	403	355
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	233	220
FHLMC CMO, Ser 2019-4944, Cl AC
2.400%, 05/15/2044	893	794
FHLMC CMO, Ser 2020-4951, Cl EA
2.500%, 09/15/2044	330	292
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	241	210
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	261
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,383	320
FHLMC CMO, Ser 2020-4988, Cl KF
4.092%, SOFR30A + 0.464%, 07/25/2050(A)	285	282
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	262	224
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	364	333
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	684	554
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	302	266
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	429	360
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	387	358
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	687	624
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	407	377
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,939

96	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	$264	$252
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,390	297
FHLMC CMO, Ser 2023-5335, Cl FB
4.407%, SOFR30A + 0.814%, 10/15/2039(A)	688	692
FHLMC CMO, Ser 2024-5396, Cl HF
4.578%, SOFR30A + 0.950%, 04/25/2054(A)	897	901
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	397
FHLMC CMO, Ser 2024-5451, Cl FD
4.107%, SOFR30A + 0.514%, 01/15/2044(A)	302	299
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	425
FHLMC CMO, Ser 2024-5473, Cl BF
4.928%, SOFR30A + 1.300%, 11/25/2054(A)	548	552
FHLMC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	332	313
FHLMC CMO, Ser 2025-5605, Cl NF
4.578%, SOFR30A + 0.950%, 12/25/2055(A)	4,476	4,475
FHLMC CMO, Ser 2026-459, Cl GH
4.800%, 07/25/2031	4,815	4,814
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	449
FHLMC Multifamily Structured Pass-Through Certificates, Ser 150, Cl X1, IO
0.447%, 09/25/2032(A)	8,470	163
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.302%, 11/25/2032(A)	14,629	166
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.526%, 01/25/2033(A)	13,687	310
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.421%, 04/25/2033(A)	8,961	163
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.008%, 06/25/2029(A)	1,910	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.282%, 06/25/2029(A)	4,850	153
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.435%, 01/25/2030(A)	3,221	130
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.750%, 04/25/2030(A)	1,744	88
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.117%, 10/25/2030(A)	$5,302	$188
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.602%, 03/25/2031(A)	8,913	173
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.489%, 12/25/2031(A)	11,909	177
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,216	186
FHLMC Multifamily Structured Pass-Through Certificates, Ser K540, Cl AS
4.112%, SOFR30A + 0.520%, 11/25/2029(A)	743	741
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.002%, 05/25/2028(A)	3,888	57
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.259%, 06/25/2027(A)	685	5
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	268	267
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	317
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(C)	1,554	1,432
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(C)	1,998	1,998
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.112%, 10/25/2037(A)	50	46
FNMA
7.500%, 10/01/2037 to 04/01/2039	44	46
7.000%, 04/01/2032 to 07/01/2056	1,046	1,114
6.500%, 03/01/2031 to 11/01/2055	2,307	2,428
6.000%, 02/01/2034 to 02/01/2056	28,139	29,020
5.500%, 02/01/2035 to 09/01/2056	49,072	49,558
5.000%, 06/01/2038 to 11/01/2053	24,082	23,858
4.500%, 06/01/2035 to 08/01/2058	37,997	36,868
4.200%, 01/01/2029	775	770
4.000%, 01/01/2027 to 09/01/2062	33,021	31,287
3.500%, 05/01/2033 to 05/01/2052	18,719	17,276
3.000%, 10/01/2030 to 07/01/2060	90,694	82,173
2.500%, 03/01/2035 to 09/01/2061	50,535	43,224
2.435%, 10/01/2051	1,979	1,268
2.000%, 02/01/2031 to 04/01/2052	53,404	44,597
1.850%, 09/01/2035	444	391
1.790%, 08/01/2031	512	447

SEI Institutional Managed Trust	97

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
5.587%, SOFR30A + 2.097%, 12/01/2053(A)	$381	$386
5.585%, SOFR30A + 2.060%, 08/01/2055(A)	662	673
5.288%, SOFR30A + 2.339%, 08/01/2054(A)	910	922
5.161%, SOFR30A + 2.318%, 02/01/2055(A)	1,065	1,073
5.016%, SOFR30A + 2.300%, 04/01/2056(A)	497	498
4.964%, SOFR30A + 2.310%, 05/01/2055(A)	727	729
4.867%, SOFR30A + 2.300%, 06/01/2056(A)	892	893
4.850%, SOFR30A + 2.277%, 07/01/2054(A)	1,516	1,519
4.832%, SOFR30A + 2.124%, 06/01/2056(A)	1,935	1,935
4.800%, SOFR30A + 2.050%, 06/01/2056(A)	660	660
4.672%, SOFR30A + 2.299%, 04/01/2053(A)	3,151	3,164
4.621%, SOFR30A + 2.129%, 08/01/2052(A)	395	395
4.578%, SOFR30A + 2.126%, 08/01/2052(A)	811	811
4.567%, SOFR30A + 2.105%, 07/01/2056(A)	1,240	1,226
4.366%, SOFR30A + 2.126%, 07/01/2052(A)	735	731
4.322%, SOFR30A + 2.158%, 01/01/2055(A)	754	760
4.278%, SOFR30A + 2.310%, 07/01/2056(A)	530	523
4.130%, SOFR30A + 2.129%, 11/01/2052(A)	490	492
4.129%, SOFR30A + 2.132%, 10/01/2052(A)	1,437	1,446
4.093%, SOFR30A + 2.120%, 09/01/2052(A)	544	548
4.086%, SOFR30A + 2.310%, 07/01/2056(A)	533	522
2.748%, RFUCCT1Y + 1.606%, 06/01/2050(A)	277	268
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	11	11
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	81	82
FNMA CMO, Ser 2006-112, Cl ST, IO
2.958%, 11/25/2036(A)	165	7
FNMA CMO, Ser 2009-103, Cl MB
5.974%, 12/25/2039(A)	12	12
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	$150	$134
FNMA CMO, Ser 2010-107, Cl FB
4.152%, SOFR30A + 0.524%, 09/25/2040(A)	141	140
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	304	291
FNMA CMO, Ser 2011-117, Cl AF
4.192%, SOFR30A + 0.564%, 11/25/2041(A)	126	125
FNMA CMO, Ser 2011-117, Cl FA
4.192%, SOFR30A + 0.564%, 11/25/2041(A)	297	295
FNMA CMO, Ser 2011-127, Cl FC
4.192%, SOFR30A + 0.564%, 12/25/2041(A)	137	136
FNMA CMO, Ser 2011-142, Cl EF
4.242%, SOFR30A + 0.614%, 01/25/2042(A)	156	155
FNMA CMO, Ser 2011-55, Cl FH
4.182%, SOFR30A + 0.554%, 06/25/2041(A)	104	103
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	551	561
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	294	269
FNMA CMO, Ser 2012-12, Cl FA
4.242%, SOFR30A + 0.614%, 02/25/2042(A)	136	135
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	67	69
FNMA CMO, Ser 2012-47, Cl JF
4.242%, SOFR30A + 0.614%, 05/25/2042(A)	184	183
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	527	481
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	167	151
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	3,465	3,415
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	80	84
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	560	570
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	325	295
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	240	212
FNMA CMO, Ser 2014-74, Cl FC
4.142%, SOFR30A + 0.514%, 11/25/2044(A)	150	149

98	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-32, Cl FA
4.042%, SOFR30A + 0.414%, 05/25/2045(A)	$303	$296
FNMA CMO, Ser 2015-48, Cl FB
4.042%, SOFR30A + 0.414%, 07/25/2045(A)	356	349
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	292	258
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	205
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	539	481
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	305	287
FNMA CMO, Ser 2016-11, Cl CF
4.092%, SOFR30A + 0.464%, 03/25/2046(A)	140	139
FNMA CMO, Ser 2016-19, Cl FD
4.142%, SOFR30A + 0.514%, 04/25/2046(A)	857	852
FNMA CMO, Ser 2016-22, Cl FA
4.142%, SOFR30A + 0.514%, 04/25/2046(A)	375	372
FNMA CMO, Ser 2016-22, Cl FG
4.142%, SOFR30A + 0.514%, 04/25/2046(A)	328	326
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	693	645
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	1,717	1,456
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	312	291
FNMA CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	363	280
FNMA CMO, Ser 2016-69, Cl BF
4.142%, SOFR30A + 0.514%, 10/25/2046(A)	296	294
FNMA CMO, Ser 2016-75, Cl FE
4.142%, SOFR30A + 0.514%, 10/25/2046(A)	218	217
FNMA CMO, Ser 2016-78, Cl FA
4.142%, SOFR30A + 0.514%, 03/25/2044(A)	137	136
FNMA CMO, Ser 2016-79, Cl FH
4.142%, SOFR30A + 0.514%, 11/25/2046(A)	225	223
FNMA CMO, Ser 2016-82, Cl FE
4.142%, SOFR30A + 0.514%, 11/25/2046(A)	490	487
FNMA CMO, Ser 2016-82, Cl FH
4.142%, SOFR30A + 0.514%, 11/25/2046(A)	461	457
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-84, Cl FB
4.142%, SOFR30A + 0.514%, 11/25/2046(A)	$222	$221
FNMA CMO, Ser 2016-86, Cl FE
4.142%, SOFR30A + 0.514%, 11/25/2046(A)	569	564
FNMA CMO, Ser 2016-91, Cl AF
4.142%, SOFR30A + 0.514%, 12/25/2046(A)	195	194
FNMA CMO, Ser 2017-11, Cl FA
4.142%, SOFR30A + 0.514%, 03/25/2047(A)	83	83
FNMA CMO, Ser 2017-113, Cl FB
3.992%, SOFR30A + 0.364%, 01/25/2048(A)	85	84
FNMA CMO, Ser 2017-12, Cl FD
4.142%, SOFR30A + 0.514%, 03/25/2047(A)	222	220
FNMA CMO, Ser 2017-23, Cl FA
4.142%, SOFR30A + 0.514%, 04/25/2047(A)	255	253
FNMA CMO, Ser 2017-26, Cl FA
4.092%, SOFR30A + 0.464%, 04/25/2047(A)	549	545
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	153	149
FNMA CMO, Ser 2017-82, Cl FE
3.992%, SOFR30A + 0.364%, 10/25/2047(A)	182	181
FNMA CMO, Ser 2017-9, Cl BF
4.142%, SOFR30A + 0.514%, 03/25/2047(A)	273	272
FNMA CMO, Ser 2017-9, Cl DF
4.142%, SOFR30A + 0.514%, 03/25/2047(A)	195	194
FNMA CMO, Ser 2017-9, Cl EF
4.142%, SOFR30A + 0.514%, 03/25/2047(A)	99	99
FNMA CMO, Ser 2017-96, Cl FB
4.042%, SOFR30A + 0.414%, 12/25/2047(A)	346	342
FNMA CMO, Ser 2018-1, Cl FA
3.992%, SOFR30A + 0.364%, 02/25/2048(A)	109	108
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	545	516
FNMA CMO, Ser 2018-36, Cl FD
3.992%, SOFR30A + 0.364%, 06/25/2048(A)	450	446
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	437	414
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	504	440

SEI Institutional Managed Trust	99

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	$350	$313
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	78	78
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	327	311
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	330	292
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	246	236
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	522	483
FNMA CMO, Ser 2019-43, Cl FC
4.142%, SOFR30A + 0.514%, 08/25/2049(A)	352	347
FNMA CMO, Ser 2019-79, Cl FA
4.242%, SOFR30A + 0.614%, 01/25/2050(A)	1,020	1,006
FNMA CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	796	753
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	451	279
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	293	243
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	865	692
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	725	639
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	398	369
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	83	74
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	225	201
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	737	597
FNMA CMO, Ser 2022-57, Cl FA
4.328%, SOFR30A + 0.700%, 09/25/2052(A)	4,283	4,224
FNMA CMO, Ser 2022-6, Cl CB
2.125%, 02/25/2052	274	163
FNMA CMO, Ser 2022-61, Cl F
4.328%, SOFR30A + 0.700%, 09/25/2052(A)	4,470	4,420
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	251	233
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,455	309
FNMA CMO, Ser 2023-37, Cl FH
4.142%, SOFR30A + 0.514%, 01/25/2050(A)	730	721
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2023-38, Cl FC
4.292%, SOFR30A + 0.664%, 06/25/2040(A)	$527	$526
FNMA CMO, Ser 2023-38, Cl FD
4.492%, SOFR30A + 0.864%, 10/25/2039(A)	153	153
FNMA CMO, Ser 2025-67, Cl BY
2.500%, 01/25/2057	494	339
FNMA CMO, Ser 2025-95, Cl FC
4.328%, SOFR30A + 0.700%, 09/25/2052(A)	1,482	1,483
FNMA CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	4,343	4,258
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	197	195
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	279	40
FNMA TBA
6.000%, 08/01/2033	27,620	28,145
5.500%, 07/15/2056 to 08/15/2056	26,750	26,823
5.000%, 07/15/2056	40,985	40,268
4.500%, 07/15/2056	25,050	23,995
4.000%, 07/13/2039	43,225	40,395
3.500%, 07/01/2041	60,570	54,948
3.000%, 07/15/2056 to 08/15/2056	12,325	10,741
2.500%, 07/15/2056	2,640	2,206
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	94
GNMA
8.000%, 11/15/2029 to 09/15/2030	10	11
7.500%, 03/15/2029 to 10/15/2037	14	14
7.000%, 09/15/2031	5	5
6.500%, 07/15/2028 to 12/15/2035	278	286
6.000%, 01/15/2029 to 01/20/2054	1,676	1,727
5.500%, 07/20/2060(A)	–	–
5.500%, 11/20/2052 to 02/20/2054	6,182	6,259
5.000%, H15T1Y + 1.500%, 02/20/2034(A)	47	48
5.000%, 07/20/2040 to 08/20/2053	8,143	8,121
4.700%, 09/20/2061(A)	26	25
4.500%, 04/20/2041 to 10/20/2052	6,379	6,211
4.383%, 01/20/2069(A)	1	1
4.000%, 09/20/2047 to 10/20/2052	20,063	18,912
3.500%, 09/20/2045 to 11/20/2053	26,880	24,627
3.000%, 03/15/2043 to 03/20/2052	10,676	9,528
2.500%, 12/20/2037 to 03/20/2052	16,610	14,249
2.000%, 08/20/2050 to 03/20/2051	55,865	45,841
GNMA CMO, Ser 2007-78, Cl SA, IO
2.782%, 12/16/2037(A)	197	7
GNMA CMO, Ser 2009-66, Cl XS, IO
3.052%, 07/16/2039(A)	56	2
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	322	316

100	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
2.642%, 01/16/2040(A)	$1,371	$141
GNMA CMO, Ser 2012-34, Cl SA, IO
2.296%, 03/20/2042(A)	163	13
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	383	353
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	277	249
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	424	371
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	582	489
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	176	148
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	976	877
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	3	3
GNMA CMO, Ser 2019-158, Cl PG
2.250%, 12/20/2049	366	308
GNMA CMO, Ser 2019-158, Cl PK
1.750%, 12/20/2049	458	373
GNMA CMO, Ser 2019-158, Cl PL
1.500%, 12/20/2049	851	682
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	127	114
GNMA CMO, Ser 2019-78, Cl PT
2.500%, 08/20/2044	345	307
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	205	182
GNMA CMO, Ser 2019-96, Cl DE
2.350%, 08/20/2049	268	228
GNMA CMO, Ser 2020-112, Cl AB
1.500%, 08/20/2050	718	573
GNMA CMO, Ser 2020-17, Cl AP
2.250%, 01/20/2050	335	288
GNMA CMO, Ser 2020-17, Cl PD
2.250%, 01/20/2050	354	300
GNMA CMO, Ser 2020-21, Cl GV
2.250%, 10/20/2049	312	270
GNMA CMO, Ser 2020-31, Cl E
2.000%, 09/20/2049	809	694
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	342	279
GNMA CMO, Ser 2020-95, Cl A
1.625%, 07/20/2050	1,244	1,005
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,288	1,065
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	525	514
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	372	365
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	$370	$360
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	687	574
GNMA CMO, Ser 2022-197, Cl LF
4.309%, SOFR30A + 0.700%, 11/20/2052(A)	1,573	1,568
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	266	228
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	753	713
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	212
GNMA CMO, Ser 2022-66, Cl Y
3.500%, 04/20/2052	327	271
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	261
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	522	429
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	169
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	593
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	300	275
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	7,247	6,896
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	211
GNMA CMO, Ser 2025-89, Cl GT
3.000%, 05/20/2055	636	568
GNMA TBA
5.500%, 07/01/2033	7,550	7,587
5.000%, 07/01/2039	6,475	6,383
4.000%, 07/01/2039	18,175	16,892
3.500%, 07/15/2056	9,225	8,284
2.500%, 07/15/2056	16,700	14,256
GNMA, Ser 11, Cl IX, IO
1.162%, 12/16/2062(A)	2,949	245
GNMA, Ser 110, Cl IO, IO
0.876%, 11/16/2063(A)	2,240	148
GNMA, Ser 118, Cl IO, IO
0.885%, 06/16/2062(A)	3,446	213
GNMA, Ser 14, Cl IO, IO
1.334%, 06/16/2063(A)	2,518	229
GNMA, Ser 147, Cl KI, IO
1.144%, 06/16/2061(A)	2,416	196
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(A)	2,768	224
GNMA, Ser 171, Cl IO, IO
0.621%, 09/16/2059(A)	4,462	161
GNMA, Ser 179, Cl IO, IO
0.609%, 09/16/2063(A)	7,812	342

SEI Institutional Managed Trust	101

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 181, Cl IO, IO
0.981%, 07/16/2063(A)	$2,831	$192
GNMA, Ser 2012-112, Cl IO, IO
0.103%, 02/16/2053(A)	260	1
GNMA, Ser 45, Cl IO, IO
0.544%, 03/16/2059(A)	6,282	208
GNMA, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,232	131
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,215	135
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,427	266
GNMA, Ser 89, Cl IA, IO
1.163%, 04/16/2062(A)	2,848	227
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,055	1,578
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	1,957	97
UMBS TBA
2.000%, 07/15/2056 to 08/15/2056	14,715	11,746
		1,209,095
Non-Agency Mortgage-Backed Obligations — 5.7%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(C)	2,276	2,202
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	1,769	1,769
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.895%, TSFR6M + 2.178%,
11/25/2045(A)	588	225
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.163%, TSFR1M + 0.514%,
03/25/2046(A)	1,473	1,363
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	361	303
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
4.076%, 01/25/2067(A)(C)	3,552	3,352
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,469	1,465
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(C)	1,790	1,751
BANK, Ser BNK40, Cl A4
3.502%, 03/15/2064(A)	605	560
BANK, Ser BNK44, Cl A5
5.934%, 11/15/2055(A)	387	401
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	683
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK5, Ser 5YR21, Cl A3
5.525%, 04/15/2059	$1,753	$1,795
BANK5, Ser 5YR22, Cl A3
5.713%, 06/15/2059(A)	1,565	1,614
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	2,318	2,074
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(C)	4,396	3,903
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	646	665
BBCMS Mortgage Trust, Ser 5C37, Cl A3
5.015%, 09/15/2058	163	164
BBCMS Mortgage Trust, Ser 5C42, Cl A3
5.598%, 06/15/2059	690	710
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	260	230
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	331	321
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	696
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	92	92
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	1,450	1,513
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	472	445
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	133	132
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.234%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.737%, 10/25/2033(A)	141	129
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	380	361
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.043%, TSFR1M + 0.394%, 03/25/2037(A)	1,925	1,844
Benchmark Mortgage Trust, Ser B25, Cl A4
2.268%, 04/15/2054	327	297
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055(A)	800	738
Benchmark Mortgage Trust, Ser B35, Cl A5
4.590%, 05/15/2055(A)	485	468
Benchmark Mortgage Trust, Ser B35, Cl AS
4.590%, 05/15/2055(A)	530	494
Benchmark Mortgage Trust, Ser V21, Cl A3
5.127%, 03/15/2059	686	691

102	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark, Ser V22, Cl A3
5.468%, 05/15/2059	$1,044	$1,067
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.125%, TSFR1M + 1.500%, 11/15/2042(A)(C)	1,405	1,408
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	2	2
BMP, Ser MF23, Cl D
6.016%, TSFR1M + 2.390%, 06/15/2041(A)(C)	780	782
BPR Commercial Mortgage Trust, Ser STAR, Cl A
5.112%, 11/05/2042(A)(C)	625	620
BRAVO Residential Funding Trust, Ser 2022-RPL1, Cl A1
2.750%, 09/25/2061(A)(C)	2,194	1,994
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064(C)(D)	897	901
BSPDF Issuer, Ser 2026-FL3, Cl AS
5.337%, TSFR1M + 1.700%, 09/18/2043(A)(C)	2,415	2,418
BSPRT Issuer, Ser 2026-FL13, Cl A
5.137%, TSFR1M + 1.500%, 10/18/2043(A)(C)	1,145	1,146
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	79	77
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.317%, TSFR1M + 1.691%, 08/15/2041(A)(C)	950	953
BX Commercial Mortgage Trust, Ser CSMO, Cl A
5.025%, TSFR1M + 1.400%, 02/15/2043(A)(C)	1,270	1,273
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(C)	2,000	1,850
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.591%, 11/13/2046(A)(C)	790	788
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.325%, TSFR1M + 1.700%, 03/15/2045(A)(C)	355	355
BX Trust, Ser ARIA, Cl A
5.199%, 12/13/2042(A)(C)	1,575	1,578
BX Trust, Ser GW, Cl A
5.225%, TSFR1M + 1.600%, 07/15/2042(A)(C)	1,375	1,378
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser LBA, Cl AV
4.790%, TSFR1M + 1.164%, 02/15/2036(A)(C)	$106	$106
BX Trust, Ser VLT7, Cl A
5.325%, TSFR1M + 1.700%, 07/15/2044(A)(C)	618	618
BX Trust, Ser VLT7, Cl B
5.625%, TSFR1M + 2.000%, 07/15/2044(A)(C)	1,675	1,675
BX Trust, Ser VOLT, Cl A
5.325%, TSFR1M + 1.700%, 12/15/2044(A)(C)	1,139	1,140
BX Trust, Ser VOLT, Cl B
5.725%, TSFR1M + 2.100%, 12/15/2044(A)(C)	1,740	1,742
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	473
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	367
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	138	137
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	470	418
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.525%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
5.738%, 02/25/2037(A)	2	2
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
6.305%, 06/25/2035(A)	–	–
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/2040(A)(C)	2,460	2,443
CIM TRUST, Ser 2025-R1, Cl A1
5.000%, 02/25/2099(C)(D)	2,974	2,943
CIM TRUST, Ser 2026-R1, Cl A1
4.750%, 12/25/2065(C)(D)	2,434	2,371
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,185	2,058
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,194
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	2	2

SEI Institutional Managed Trust	103

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2025-2, Cl A10
6.000%, 02/25/2055(A)(C)	$1,778	$1,779
Citigroup Mortgage Loan Trust, Ser 2025-LTV1, Cl A1
5.237%, 12/25/2055(A)(C)	1,613	1,605
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	440	376
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	500	424
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,020	1,024
COMM Mortgage Trust, Ser CR14, Cl B
3.246%, 02/10/2047(A)	285	281
COMM Mortgage Trust, Ser CR26, Cl C
4.845%, 10/10/2048(A)	870	825
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.178%, SOFR30A + 1.550%, 10/25/2041(A)(C)	790	790
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
6.778%, SOFR30A + 3.150%, 12/25/2041(A)(C)	460	464
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.558%, 10/25/2033(A)	118	116
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	936	939
Cross Mortgage Trust, Ser 2025-H10, Cl A1
4.968%, 01/25/2071(A)(C)	2,722	2,696
Cross Mortgage Trust, Ser 2025-H8, Cl A1
5.003%, 11/25/2070(A)(C)	1,954	1,937
Cross Mortgage Trust, Ser 2026-NQM2, Cl A1
4.833%, 03/25/2061(A)(C)	2,909	2,875
CSAIL Commercial Mortgage Trust, Ser C16, Cl ASB
3.142%, 06/15/2052	283	278
CSMC Trust, Ser 2017-RPL1, Cl M2
2.992%, 07/25/2057(A)(C)	1,760	1,371
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	1,348	1,220
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	845	744
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	410	381
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	3,014	2,643
CSMC, Ser 2022-ATH2, Cl A1
5.113%, 05/25/2067(A)(C)	1,954	1,947
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	$1,240	$1,130
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	839	839
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.128%, SOFR30A + 1.500%, 10/25/2041(A)(C)	3,965	3,970
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
4.763%, TSFR1M + 1.114%, 08/25/2034(A)	167	155
FS Commercial Mortgage Trust, Ser PALM, Cl B
5.350%, TSFR1M + 1.700%, 07/15/2041(A)(C)	2,400	2,395
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(C)	3,374	3,431
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	2,776	2,775
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	570	547
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	943
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	956	936
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	2,020	1,969
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/2055(A)(C)	902	900
GS Mortgage-Backed Securities Trust, Ser 2026-R1, Cl A1
5.534%, 04/25/2063(C)(D)	1,816	1,814
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.555%, 10/25/2033(A)	71	72
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	4	4
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	–	–
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.335%, 05/19/2034(A)	216	205
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,225	1,163

104	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	$1,500	$1,416
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	143	142
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	117	116
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.308%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	106	92
JP Morgan Mortgage Trust, Ser 2025-NQM3, Cl A3
5.851%, 11/25/2065(C)(D)	2,773	2,774
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
5.750%, 04/25/2061(C)(D)	265	266
Lehman XS Trust, Ser 2007-16N, Cl 2A2
5.463%, TSFR1M + 1.814%, 09/25/2047(A)	2,790	2,652
LoanCore, Ser 2025-CRE9, Cl AS
5.337%, TSFR1M + 1.700%, 08/18/2042(A)(C)	1,200	1,202
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.818%, 10/15/2042(A)(C)	1,520	1,525
Manhattan West Mortgage Trust, Ser 2MW, Cl A
5.499%, 06/10/2048(A)(C)	1,750	1,762
MASTR Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(C)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.000%, 07/25/2033(A)	2	2
MF1, Ser 2021-FL7, Cl A
4.832%, TSFR1M + 1.194%, 10/16/2036(A)(C)	78	78
MF1, Ser 2025-FL17, Cl A
4.957%, TSFR1M + 1.320%, 02/18/2040(A)(C)	1,820	1,820
MF1, Ser 2026-FL22, Cl A
5.037%, TSFR1M + 1.400%, 11/18/2043(A)(C)	1,050	1,051
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	174	154
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	292	267
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	$213	$206
Mill City Mortgage Loan Trust, Ser 2026-R1, Cl A1
5.460%, 10/25/2062(A)(C)	1,788	1,783
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	966
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.065%, 11/15/2049(A)	2,428	4
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	385	348
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.917%, 04/15/2055(A)	580	530
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(C)	653	658
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM4, Cl A2
5.791%, 06/25/2070(C)(D)	1,931	1,929
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.151%, 12/15/2056(A)	5,081	263
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(C)	214	189
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
6.000%, 06/25/2062(C)(D)	1,321	1,314
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	801	803
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1
5.003%, 02/25/2066(A)(C)	3,030	3,007
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(A)(C)	865	890
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.019%, TSFR1M + 1.393%, 10/15/2040(A)(C)	830	832
NYC Commercial Mortgage Trust, Ser 1155, Cl A
5.833%, 06/10/2042(C)	2,036	2,063
NYC Commercial Mortgage Trust, Ser 1PARK, Cl B
5.133%, TSFR1M + 1.500%, 02/15/2043(A)(C)	1,700	1,699
NYC Trust, Ser 9W57, Cl A
5.053%, 06/06/2040(A)(C)	1,725	1,717

SEI Institutional Managed Trust	105

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	$378	$309
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(C)	723	608
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,024	1,025
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	222	223
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	511	513
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	1,609	1,617
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	879	882
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	2,282	2,287
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	1,434	1,436
OBX Trust, Ser 2025-NQM8, Cl A1
5.472%, 03/25/2065(C)(D)	475	475
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	2,854	2,544
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.428%, SOFR30A + 0.800%, 11/25/2054(A)(C)	618	618
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.478%, SOFR30A + 0.850%, 04/25/2055(A)(C)	804	805
Oceanview Mortgage Trust, Ser 2026-1, Cl AF1
4.528%, SOFR30A + 0.900%, 02/25/2056(A)(C)	2,459	2,460
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	1,570	1,450
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
4.363%, TSFR1M + 0.714%, 07/25/2037(A)	1,555	1,531
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(C)	2,710	2,710
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
PRKCM Trust, Ser 2022-AFC1, Cl A1A
5.100%, 04/25/2057(A)(C)	1,096	1,085
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	676	673
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	1,457	1,457
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	475	393
Description	Face Amount (Thousands)		Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)		$1,159	$1,163
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055(C)(D)		1,606	1,587
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(C)(D)		1,541	1,530
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)		1,208	1,211
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055(A)(C)		684	681
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.700%, 12/25/2034(A)		158	144
Sage AR Funding, Ser 1A, Cl C
5.493%, SONIO/N + 1.750%, 05/18/2038(A)(C)	GBP	1,775	2,356
Saluda Grade Alternative Mortgage Trust, Ser 2025-LOC4, Cl A1A
5.378%, SOFR30A + 1.750%, 06/25/2055(A)(C)		$2,547	2,562
SCMS Mortgage Trust, Ser BNC1, Cl A2
4.502%, 12/15/2057(C)		1,119	1,110
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.046%, 10/25/2048(A)(C)		654	648
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(C)		390	339
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)		75	65
Sirius Logistics UK DAC, Ser 1A, Cl C
5.497%, SONIO/N + 1.750%, 11/17/2035(A)(C)	GBP	1,000	1,327
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)		$46	45
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)		392	349
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.143%, TSFR1M + 0.494%, 09/25/2047(A)		1,607	1,502
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.183%, TSFR1M + 0.534%, 02/25/2037(A)		1,185	1,166

106	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
6.108%, 07/25/2033(A)	$9	$9
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.035%, 12/25/2033(A)	5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.068%, TSFR1M + 1.443%, 02/15/2042(A)(C)	950	944
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(C)	163	161
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	344	334
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	256	240
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	400	395
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	168	152
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	324	293
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	284	249
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	388	328
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	981	842
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)	480	437
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(A)(C)	429	391
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	55	54
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	102	98
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	258	258
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.638%, 10/25/2033(A)	10	10
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.270%, 09/25/2033(A)	12	12
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
7.115%, 06/25/2033(A)	$1	$1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	30	30
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.891%, 06/25/2034(A)	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.323%, TSFR1M + 1.674%, 10/25/2045(A)	91	89
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.283%, TSFR1M + 0.634%, 11/25/2045(A)	2,480	2,351
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
4.444%, 12MTA + 0.700%, 02/25/2047(A)	775	729
WBHT Commercial Mortgage Trust, Ser WBM, Cl A
5.368%, TSFR1M + 1.742%, 06/15/2042(A)(C)	1,685	1,685
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.223%, 11/15/2059(A)	3,066	–
Wells Fargo Commercial Mortgage Trust, Ser 5C10, Cl A3
5.789%, 06/15/2059	1,277	1,316
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl A3
5.673%, 05/15/2058	1,270	1,299
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl AS
6.093%, 05/15/2058	375	385
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	232
		209,446

Total Mortgage-Backed Securities
(Cost $1,448,143) ($ Thousands)		1,418,541

U.S. TREASURY OBLIGATIONS — 34.5%
U.S. Treasury Bill
3.623%, 07/30/2026 (F)	20,240	20,181
U.S. Treasury Bonds
5.000%, 05/15/2046	64,373	64,856
5.000%, 05/15/2056	64,982	65,672
4.750%, 02/15/2056	36,110	35,078

SEI Institutional Managed Trust	107

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 02/15/2046	$16,292	$15,638
4.500%, 02/15/2044	1,880	1,790
4.375%, 08/15/2043	6,445	6,060
3.625%, 08/31/2029	15,965	15,709
3.375%, 11/15/2048	8,510	6,656
3.125%, 05/15/2048	23,730	17,828
3.000%, 02/15/2048	2,659	1,958
3.000%, 08/15/2048	11,267	8,254
3.000%, 02/15/2049	28,975	21,125
2.875%, 05/15/2052	8,305	5,745
2.750%, 08/15/2047	3,673	2,597
2.500%, 05/15/2046	15,790	10,847
2.375%, 02/15/2042	3,461	2,524
2.250%, 08/15/2046	11,725	7,647
2.250%, 08/15/2049	13,237	8,233
2.000%, 11/15/2041	7,801	5,403
2.000%, 02/15/2050	29,120	16,968
2.000%, 08/15/2051	17,435	9,926
1.750%, 08/15/2041	33,821	22,668
1.625%, 11/15/2050	14,520	7,590
1.375%, 11/15/2040	5,611	3,627
1.375%, 08/15/2050	30,454	14,939
1.125%, 08/15/2040	5,111	3,201
U.S. Treasury Notes
4.875%, 10/31/2028	6,155	6,250
4.375%, 05/15/2036	67,486	67,127
4.250%, 01/15/2028	41,615	41,661
4.250%, 01/31/2030	3,870	3,878
4.250%, 05/31/2033	7,680	7,651
4.250%, 06/30/2033	46,221	46,040
4.125%, 10/31/2027	17,688	17,678
4.125%, 06/30/2028	60,642	60,611
4.125%, 06/15/2029	38,705	38,669
4.125%, 08/31/2030	5,257	5,242
4.125%, 05/31/2031	153,648	153,084
4.125%, 06/30/2031	58,715	58,509
4.000%, 05/31/2028	105,968	105,658
4.000%, 07/31/2030	6,915	6,865
4.000%, 01/31/2033	9,427	9,266
3.875%, 03/31/2028	10,163	10,113
3.875%, 04/15/2029	8,191	8,129
3.875%, 05/15/2029	14,930	14,815
3.875%, 04/30/2030	1,912	1,891
3.875%, 06/30/2030	8,924	8,821
3.875%, 04/30/2031	5,433	5,355
3.875%, 08/31/2032	7,045	6,893
3.750%, 04/30/2028	22,601	22,438
3.750%, 12/31/2028	7,044	6,974
3.750%, 06/30/2030	13,436	13,218
3.625%, 03/31/2030	31,879	31,261
3.625%, 08/31/2030	4,108	4,019
3.625%, 12/31/2030	11,835	11,556
3.500%, 10/31/2027	32,650	32,369
Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.500%, 01/31/2028		$12,066	$11,942
3.500%, 10/15/2028		8,847	8,718
3.500%, 02/15/2029		732	720
3.375%, 02/29/2028		8,470	8,364
2.375%, 03/31/2029		19,325	18,434

Total U.S. Treasury Obligations
(Cost $1,267,954) ($ Thousands)			1,256,939

CORPORATE OBLIGATIONS — 22.8%
Communication Services — 2.1%
Alphabet
5.450%, 11/15/2055		1,955	1,874
5.300%, 05/15/2065		492	451
5.250%, 05/15/2055		492	460
4.700%, 11/15/2035		2,832	2,775
4.500%, 05/11/2045	EUR	555	649
4.400%, 02/15/2033		$1,074	1,051
3.500%, 11/06/2038	EUR	445	491
Altice Financing
9.625%, 07/15/2027 (C)		$469	360
AT&T
6.300%, 10/30/2066		339	336
6.200%, 10/30/2056		679	671
6.000%, 04/30/2056		515	498
5.850%, 04/30/2046		665	641
5.700%, 11/01/2054		1,675	1,557
5.550%, 11/01/2045		301	283
5.250%, 10/30/2036		1,177	1,156
4.400%, 04/30/2031		977	961
3.800%, 12/01/2057		453	302
3.650%, 09/15/2059		326	208
3.550%, 09/15/2055		6,222	4,007
3.500%, 06/01/2041		246	189
3.500%, 09/15/2053		2,083	1,352
Bell Telephone of Canada or Bell Canada
5.450%, 11/15/2036		915	909
CCO Holdings
7.375%, 02/01/2036 (C)		354	347
4.750%, 02/01/2032 (C)		300	268
Charter Communications Operating
6.700%, 12/01/2055		454	433
6.550%, 06/01/2034		578	590
6.100%, 06/01/2029		1,140	1,168
5.850%, 12/01/2035		1,400	1,355
4.800%, 03/01/2050		315	235
3.900%, 06/01/2052		1,431	912
3.700%, 04/01/2051		255	158
3.500%, 03/01/2042		956	660
Comcast
6.050%, 05/15/2055		182	174
5.350%, 05/15/2053		182	157

108	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 10/15/2038		$845	$763
4.049%, 11/01/2052		248	174
2.987%, 11/01/2063		288	150
2.937%, 11/01/2056		590	320
EchoStar
10.750%, 11/30/2029		211	228
Getty Images
10.500%, 11/15/2030 (C)		167	139
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	613
HUT 8 DC
6.192%, 11/15/2042 (C)		$955	967
Meta Platforms
6.450%, 05/15/2066		684	676
6.300%, 05/15/2056		3,722	3,705
6.200%, 05/15/2046		511	511
5.625%, 11/15/2055		3,980	3,607
5.550%, 08/15/2064		2,297	2,007
5.500%, 11/15/2045		293	272
5.400%, 08/15/2054		1,825	1,610
5.250%, 05/15/2036		1,554	1,543
4.875%, 05/15/2033		1,399	1,386
4.875%, 11/15/2035		460	448
Midcontinent Communications
8.000%, 08/15/2032 (C)		620	544
Orange MTN
5.000%, 01/13/2036 (C)		610	596
4.750%, 01/13/2033 (C)		1,044	1,024
4.250%, 01/13/2031 (C)		971	946
4.000%, 01/13/2029 (C)		659	650
Paramount Global
5.900%, 10/15/2040		1,155	906
QTS Fayetteville I Dc1-2
5.700%, 04/15/2036 (C)		1,500	1,426
RD Michigan Property Owner I
7.500%, 03/30/2045 (C)		980	977
Sinclair Television Group
8.125%, 02/15/2033 (C)		45	46
Sirius XM Radio
5.000%, 08/01/2027 (C)		14	14
Snap
6.875%, 03/01/2033 (C)		255	249
Space Exploration Technologies, Strike Price Fixed
5.875%, 07/15/2036 (C)		2,385	2,354
5.650%, 07/15/2033 (C)		1,715	1,705
5.350%, 07/15/2031 (C)		2,955	2,947
Sprint Spectrum
5.152%, 03/20/2028 (C)		1,243	1,247
Stingray Compute
6.000%, 06/15/2031 (C)		120	120
Time Warner Cable
7.300%, 07/01/2038		2,470	2,540
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 06/15/2039		$10	$10
6.550%, 05/01/2037		268	266
5.875%, 11/15/2040		3,280	2,933
5.500%, 09/01/2041		400	342
4.500%, 09/15/2042		155	117
Time Warner Entertainment
8.375%, 07/15/2033		270	299
T-Mobile USA
5.700%, 01/15/2056		2,605	2,466
3.875%, 04/15/2030		285	276
3.750%, 04/15/2027		2,105	2,094
3.400%, 10/15/2052		1,215	796
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/2056 (A)		3	3
6.000%, 11/30/2065		782	758
5.750%, 11/30/2045		396	385
4.750%, 01/15/2033		1,285	1,265
4.272%, 01/15/2036		765	704
2.987%, 10/30/2056		521	307
2.650%, 11/20/2040		155	110
Vmed O2 UK Financing I
4.750%, 07/15/2031 (C)		200	164
Zayo Group Holdings
9.250%, 03/09/2030 (C)		19	19
			78,362
Consumer Discretionary — 1.1%
Amazon.com
6.050%, 03/13/2076		398	397
5.950%, 03/13/2066		182	181
5.800%, 03/13/2056		3,840	3,815
5.650%, 03/13/2046		556	550
5.550%, 11/20/2065		1,252	1,170
4.875%, 03/13/2036		2,780	2,737
4.850%, 03/16/2064	EUR	1,645	1,924
4.650%, 11/20/2035		$830	807
4.550%, 03/13/2033		766	753
4.450%, 03/16/2045	EUR	305	353
4.350%, 03/20/2033		$513	499
4.250%, 03/13/2031		1,322	1,302
AutoZone
5.125%, 06/15/2030		795	805
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (C)		175	165
BMW US Capital
5.050%, 03/21/2030 (C)		550	554
4.500%, 08/11/2030 (C)		760	749
Booking Holdings
4.500%, 05/11/2039	EUR	330	383
4.000%, 03/01/2044		100	106
3.875%, 03/21/2045		325	334

SEI Institutional Managed Trust	109

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
7.000%, 02/15/2030 (C)		$460	$463
CSC Holdings
11.750%, 01/31/2029 (C)		2,066	1,271
4.125%, 12/01/2030 (C)		590	350
3.375%, 02/15/2031 (C)		200	119
Dick's Sporting Goods
4.100%, 01/15/2052		699	509
DISH Network
11.750%, 11/15/2027 (C)		104	107
FDJ UNITED
3.375%, 11/21/2033	EUR	700	782
Ferrellgas
9.250%, 01/15/2031 (C)		$672	708
Flutter Treasury DAC
6.125%, 06/04/2031	GBP	300	397
Ford Motor Credit
6.467%, 05/22/2036		$593	602
5.869%, 10/31/2035		593	581
2.900%, 02/10/2029		1,693	1,593
General Motors Financial
5.100%, 09/15/2031		1,245	1,247
2.700%, 06/10/2031		933	840
Great Canadian Gaming
8.750%, 11/15/2029 (C)		122	122
Hilton Domestic Operating
6.125%, 04/01/2032 (C)		270	274
Home Depot
3.625%, 04/15/2052		251	182
Hyundai Capital America
5.300%, 06/24/2029 (C)		530	536
5.150%, 03/27/2030 (C)		519	523
4.750%, 06/18/2029 (C)		680	678
4.550%, 01/08/2031 (C)		1,135	1,116
4.500%, 09/18/2030 (C)		446	438
Hyundai Capital America MTN
5.000%, 04/07/2031 (C)		618	617
4.750%, 04/06/2029 (C)		831	829
Las Vegas Sands
6.000%, 06/14/2030		1,135	1,167
Lowe's
4.850%, 10/15/2035		741	723
4.250%, 03/15/2031		796	780
4.250%, 04/01/2052		773	605
3.500%, 04/01/2051		420	292
McDonald's MTN
6.300%, 03/01/2038		530	578
Michaels
11.000%, 03/15/2034 (C)		77	75
8.500%, 03/15/2033 (C)		332	329
Newell Brands
7.375%, 04/01/2036		225	228
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	500	$566
Toyota Motor Credit
5.100%, 03/21/2031		$915	930
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (C)		266	214
Volkswagen Group of America Finance
5.650%, 03/25/2032 (C)		115	117
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(G)	EUR	400	520
Voyager Parent
9.250%, 07/01/2032 (C)		$123	130
VZ Secured Financing BV
7.500%, 01/15/2033 (C)		140	134
5.000%, 01/15/2032 (C)		400	350
			40,206
Consumer Staples — 1.1%
Altria Group
3.875%, 09/16/2046		280	208
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		907	923
4.900%, 02/01/2046		1,357	1,236
4.700%, 02/01/2036		3,362	3,272
BAT Capital
7.081%, 08/02/2053		188	212
6.250%, 08/15/2055		520	532
5.834%, 02/20/2031		1,475	1,537
5.350%, 08/15/2032		2,390	2,446
4.625%, 03/22/2033		1,860	1,819
4.540%, 08/15/2047		734	605
Bunge Finance
5.150%, 08/04/2035		887	881
General Mills
5.250%, EUAMDB05 + 2.390%, 07/16/2056 (A)	EUR	520	587
Imperial Brands Finance
5.625%, 07/01/2035 (C)		$686	692
5.500%, 07/07/2036 (C)		2,561	2,545
4.875%, 02/07/2032 (C)		611	607
3.500%, 07/26/2026 (C)		635	635
Japan Tobacco
5.250%, 06/15/2030 (C)		1,695	1,726
JBS
7.250%, 11/15/2053		731	801
6.750%, 03/15/2034		124	135
6.500%, 12/01/2052		2,619	2,659
6.400%, 05/10/2057 (C)		447	446
6.375%, 04/15/2066		178	175
5.750%, 04/01/2033		221	227
3.625%, 01/15/2032		909	842
3.000%, 05/15/2032		1,324	1,176

110	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
5.300%, 03/15/2034		$675	$677
Kroger
5.500%, 09/15/2054		780	732
Magnum Icc Finance BV MTN
3.250%, 11/26/2031	EUR	395	446
Maple Parent Holdings
4.728%, 03/26/2035 (C)		650	763
Mars
5.200%, 03/01/2035 (C)		$1,465	1,471
Opal Bidco SAS
6.500%, 03/31/2032 (C)		50	51
Philip Morris International
5.375%, 02/15/2033		810	832
4.875%, 04/30/2035		1,359	1,339
4.375%, 04/30/2030		1,282	1,269
4.125%, 04/28/2028		1,514	1,506
Pilgrim's Pride
3.500%, 03/01/2032		350	319
Reynolds American
8.125%, 05/01/2040		570	681
5.850%, 08/15/2045		490	482
Roquette Freres
6.000%, EUAMDB05 + 3.098%(A)(G)	EUR	200	231
Spectrum Brands
3.875%, 03/15/2031 (C)		$610	534
			38,257
Energy — 1.3%
Baker Hughes Holdings
5.850%, 06/15/2056		1,419	1,402
5.000%, 06/15/2036		3,811	3,727
4.737%, 03/11/2046	EUR	520	608
4.650%, 06/15/2033		$460	450
4.350%, 06/15/2031		901	883
BP Capital Markets America
4.893%, 09/11/2033		715	712
4.812%, 02/13/2033		1,440	1,433
Cheniere Energy
5.200%, 07/30/2036 (C)		1,055	1,039
Continental Resources
2.268%, 11/15/2026 (C)		2,075	2,056
Devon Energy
5.750%, 09/15/2054		690	665
Diamondback Energy
5.900%, 04/18/2064		385	375
5.750%, 04/18/2054		580	564
Ecopetrol
5.875%, 05/28/2045		516	426
Enbridge
5.450%, 03/27/2036		736	744
4.850%, 03/27/2031		989	988
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer
6.550%, 12/01/2033	$490	$530
6.300%, 01/15/2056	1,225	1,229
6.050%, 09/01/2054	347	337
6.000%, 02/01/2029 (C)	642	647
5.950%, 05/15/2054	700	670
5.300%, 04/15/2047	262	235
5.250%, 07/01/2029	883	896
Eni
6.000%, 05/18/2056 (C)	200	198
5.250%, 05/18/2036 (C)	2,400	2,360
Enterprise Products Operating
5.200%, 01/15/2036	770	772
Equinor
5.125%, 06/03/2035	83	84
4.750%, 11/14/2035	672	654
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	458	399
2.160%, 03/31/2034 (C)	475	422
Green Palm Bidco Sarl MTN
6.462%, 06/30/2046 (C)	671	680
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	965	985
Hess
6.000%, 01/15/2040	2,885	3,037
5.800%, 04/01/2047	770	778
HF Sinclair
5.000%, 02/01/2028	1,595	1,592
KazMunayGas National JSC
3.500%, 04/14/2033	200	181
Kinder Morgan
5.200%, 03/01/2048	205	187
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	349
MPLX
6.100%, 04/01/2056	291	288
5.300%, 04/01/2036	614	605
ONEOK
6.250%, 10/15/2055	443	444
5.700%, 11/01/2054	759	705
5.400%, 10/15/2035	3,331	3,325
Rio Grande LNG
5.750%, 06/30/2036 (C)	2,130	2,123
Schlumberger Investment
5.150%, 05/07/2036	933	929
Shell International Finance BV
3.625%, 08/21/2042	440	349
Sunoco
7.875%, H15T5Y + 4.230%(A)(C)(G)	685	712
5.625%, 07/15/2034 (C)	145	142
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,325

SEI Institutional Managed Trust	111

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital USA
4.857%, 01/13/2036	$609	$597
4.569%, 01/13/2033	295	289
TransCanada PipeLines
4.625%, 03/01/2034	960	928
TransMontaigne Partners
8.500%, 06/15/2030 (C)	80	82
Transocean International
8.750%, 02/15/2030 (C)	81	84
Venture Global Plaquemines LNG
7.500%, 05/01/2033 (C)	270	296
		46,517
Financials — 6.9%
Acrisure
8.250%, 02/01/2029 (C)	258	243
AEGON Funding
5.625%, 05/07/2036	622	619
AIB Group MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	1,035	1,072
Alliant Holdings Intermediate
7.375%, 10/01/2032 (C)	118	117
7.000%, 01/15/2031 (C)	41	42
American Express
5.389%, SOFR + 0.970%, 07/28/2027 (A)	3,465	3,467
4.918%, SOFR + 1.220%, 07/20/2033 (A)	1,380	1,379
American International Group
5.450%, 05/07/2035	195	199
Ameriprise Financial
5.350%, 06/15/2036	821	818
Apollo Global Management
5.700%, 03/30/2036	681	683
Arch Capital Group
5.250%, 06/15/2036	549	548
Ares Management
5.600%, 10/11/2054	527	477
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	1,900	1,874
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	680	697
5.750%, 03/01/2029 (C)	680	694
5.750%, 11/15/2029 (C)	1,555	1,590
5.375%, 05/30/2030 (C)	1,570	1,585
2.528%, 11/18/2027 (C)	342	332
Bank of America
5.468%, SOFR + 1.650%, 01/23/2035 (A)	4,560	4,649
5.288%, SOFR + 1.910%, 04/25/2034 (A)	2,335	2,366
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.571%, SOFR + 1.830%, 04/27/2033 (A)		$120	$118
4.477%, SOFR + 0.870%, 04/23/2030 (A)		3,429	3,408
2.687%, SOFR + 1.320%, 04/22/2032 (A)		400	362
2.572%, SOFR + 1.210%, 10/20/2032 (A)		680	605
1.734%, SOFR + 0.960%, 07/22/2027 (A)		2,640	2,636
Bank of America MTN
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)		625	618
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)		631	629
2.972%, SOFR + 1.330%, 02/04/2033 (A)		470	424
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		265	250
2.087%, SOFR + 1.060%, 06/14/2029 (A)		3,625	3,452
1.922%, SOFR + 1.370%, 10/24/2031 (A)		100	89
Bank of Ireland Group
4.997%, SOFRINDX + 1.160%, 11/12/2032 (A)(C)		1,450	1,449
Bank of Montreal MTN
5.298%, SOFR + 1.208%, 06/02/2037 (A)		844	845
4.879%, SOFR + 0.959%, 06/02/2032 (A)		345	345
Bank of New York Mellon
4.026%, SOFR + 0.634%, 01/22/2030 (A)		803	792
Bank of New York Mellon MTN
4.942%, SOFR + 0.887%, 02/11/2031 (A)		177	178
Bank of Nova Scotia
4.578%, SOFR + 0.660%, 06/05/2029 (A)		1,465	1,460
4.247%, SOFR + 0.730%, 02/02/2030 (A)		595	588
Bank of Nova Scotia MTN
4.904%, SOFR + 0.970%, 06/05/2032 (A)		1,159	1,156
Barclays
5.207%, SOFR + 1.506%, 02/24/2037 (A)		780	760
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico MTN
5.400%, 06/03/2031 (C)		1,325	1,341
BCP V Modular Services Finance
6.750%, 11/30/2029	EUR	200	147

112	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Property Partners Europe Holdings SARL
3.500%, 01/29/2031	EUR	315	$355
Brookfield Asset Management
5.298%, 01/15/2036		$542	528
4.832%, 04/15/2031		953	944
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/2030 (A)		2,200	2,176
Capital One Financial
4.722%, SOFR + 1.150%, 01/30/2032 (A)		1,320	1,302
Cerved Group
7.651%, EUR003M + 5.250%, 02/15/2029 (A)	EUR	200	138
6.000%, 02/15/2029		250	166
Charles Schwab
5.493%, SOFR + 1.280%, 05/21/2037 (A)		$965	978
4.914%, SOFR + 1.230%, 11/14/2036 (A)		307	300
CI Financial
3.200%, 12/17/2030		4,000	3,614
Citibank
4.914%, 05/29/2030		695	704
4.846%, SOFR + 0.910%, 06/18/2032 (A)		2,670	2,668
Citigroup
8.125%, 07/15/2039		625	782
5.174%, SOFR + 1.364%, 02/13/2030 (A)		5,430	5,488
2.572%, SOFR + 2.107%, 06/03/2031 (A)		1,705	1,567
2.561%, SOFR + 1.167%, 05/01/2032 (A)		3,190	2,868
2.520%, SOFR + 1.177%, 11/03/2032 (A)		30	26
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)		1,270	1,260
Constellation Insurance
6.800%, 01/24/2030 (C)		625	626
Danantara Investment Management MTN
5.350%, 06/18/2031 (C)		925	924
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (A)		730	764
4.999%, SOFR + 1.700%, 09/11/2030 (A)		790	793
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH
4.875%, 08/21/2030	EUR	100	117
Farmers Exchange Capital
7.200%, 07/15/2048 (C)		$1,021	1,029
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.050%, 07/15/2028 (C)	$2,835	$2,925
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	1,650	1,604
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	1,400	1,298
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	720	723
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/2037 (A)	596	585
First Eagle Holdings
7.250%, 08/15/2032 (C)	350	352
FirstCash
6.125%, 05/01/2034 (C)	120	119
Fiserv
5.625%, 08/21/2033	1,150	1,162
5.450%, 03/15/2034	270	268
5.250%, 08/11/2035	1,325	1,291
Goldman Sachs Bank USA NY
4.656%, SOFR + 0.720%, 06/03/2029 (A)	2,197	2,198
Goldman Sachs Capital I
6.345%, 02/15/2034	1,270	1,322
Goldman Sachs Group
5.541%, SOFR + 1.320%, 01/21/2047 (A)	357	345
5.536%, SOFR + 1.380%, 01/28/2036 (A)	1,640	1,666
5.425%, SOFR + 1.310%, 06/03/2037 (A)	549	551
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	523	510
5.330%, SOFR + 1.550%, 07/23/2035 (A)	1,809	1,815
5.094%, SOFR + 1.340%, 04/20/2034 (A)	220	219
5.065%, SOFR + 1.190%, 01/21/2037 (A)	3,621	3,535
5.049%, SOFR + 1.210%, 07/23/2030 (A)	545	548
5.016%, SOFR + 1.420%, 10/23/2035 (A)	350	344
4.972%, SOFR + 1.030%, 06/03/2032 (A)	2,380	2,379
4.939%, SOFR + 1.330%, 10/21/2036 (A)	2,349	2,281
4.594%, SOFR + 0.990%, 04/20/2030 (A)	940	935
4.516%, SOFR + 0.960%, 01/21/2032 (A)	353	346

SEI Institutional Managed Trust	113

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.369%, SOFR + 1.060%, 10/21/2031 (A)	$1,472	$1,440
4.153%, SOFR + 0.900%, 10/21/2029 (A)	2,189	2,158
4.148%, SOFR + 0.710%, 01/21/2029 (A)	3,488	3,458
2.650%, SOFR + 1.264%, 10/21/2032 (A)	1,190	1,059
2.615%, SOFR + 1.281%, 04/22/2032 (A)	195	175
2.383%, SOFR + 1.248%, 07/21/2032 (A)	5,360	4,737
1.542%, SOFR + 0.818%, 09/10/2027 (A)	4,845	4,818
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	1,445	1,426
HSBC Holdings
5.887%, SOFR + 1.570%, 08/14/2027 (A)	485	486
5.733%, SOFR + 1.520%, 05/17/2032 (A)	3,515	3,625
5.208%, SOFR + 1.320%, 05/12/2034 (A)	2,016	2,009
4.711%, SOFR + 0.940%, 05/12/2030 (A)	1,016	1,011
4.675%, SOFR + 1.210%, 03/10/2032 (A)	1,500	1,479
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	259
4.398%, SOFR + 0.990%, 03/10/2030 (A)	1,715	1,697
Intercontinental Exchange
5.250%, 06/15/2031	705	722
ION Platform Finance US
8.750%, 05/01/2029 (C)	680	607
Jackson Financial
6.150%, 01/15/2037	839	837
3.125%, 11/23/2031	1,825	1,634
Jane Street Group
7.125%, 04/30/2031 (C)	310	321
JPMorgan Chase
8.750%, 09/01/2030	970	1,112
5.766%, SOFR + 1.490%, 04/22/2035 (A)	5,675	5,903
5.572%, SOFR + 1.680%, 04/22/2036 (A)	2,065	2,123
5.502%, SOFR + 1.315%, 01/24/2036 (A)	380	388
5.299%, SOFR + 1.450%, 07/24/2029 (A)	2,010	2,036
5.148%, SOFR + 1.260%, 04/23/2037 (A)	420	417
4.876%, TSFR3M + 1.212%, 02/02/2037 (A)	1,025	941
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.810%, SOFR + 1.190%, 10/22/2036 (A)	$2,340	$2,275
4.408%, SOFR + 0.820%, 04/23/2030 (A)	1,410	1,398
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	905	897
2.947%, SOFR + 1.170%, 02/24/2028 (A)	650	643
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	855	803
2.545%, SOFR + 1.180%, 11/08/2032 (A)	375	334
2.182%, SOFR + 1.890%, 06/01/2028 (A)	410	401
1.953%, SOFR + 1.065%, 02/04/2032 (A)	155	136
1.764%, TSFR3M + 1.105%, 11/19/2031 (A)	355	313
Lloyds Banking Group
5.668%, H15T1Y + 0.820%, 02/10/2047 (A)	1,079	1,063
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	1,050	1,031
4.241%, H15T1Y + 0.600%, 02/10/2030 (A)	1,271	1,255
Lseg US Finance
5.250%, 03/23/2036 (C)	304	303
4.500%, 03/23/2031 (C)	916	903
4.250%, 03/23/2029 (C)	915	904
Marsh & McLennan
4.950%, 03/15/2036	815	801
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (C)	988	979
4.950%, 01/10/2030 (C)	1,150	1,158
Mercury General
4.400%, 03/15/2027	930	930
Mitsubishi UFJ Financial Group
5.868%, H15T1Y + 0.980%, 04/21/2047 (A)	483	488
5.057%, H15T1Y + 0.900%, 01/14/2037 (A)	599	588
4.847%, H15T1Y + 0.920%, 04/21/2032 (A)	842	838
4.505%, H15T1Y + 0.800%, 01/14/2032 (A)	905	889
Mizuho Financial Group
4.782%, H15T1Y + 0.680%, 07/13/2030 (A)	2,735	2,730
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	1,110	1,127
5.320%, SOFR + 1.555%, 07/19/2035 (A)	980	985

114	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.296%, SOFRINDX + 1.410%, 04/10/2037 (A)	$1,436	$1,429
5.073%, SOFR + 1.184%, 01/30/2037 (A)	1,074	1,050
4.809%, SOFRINDX + 1.180%, 04/16/2032 (A)	1,957	1,942
4.708%, SOFR + 1.195%, 03/12/2032 (A)	2,159	2,132
4.555%, SOFRINDX + 0.960%, 04/10/2030 (A)	1,819	1,807
4.493%, SOFR + 0.950%, 01/16/2032 (A)	1,725	1,692
4.238%, SOFR + 0.800%, 01/09/2030 (A)	3,730	3,681
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (A)	2,540	2,635
5.656%, SOFR + 1.260%, 04/18/2030 (A)	475	485
5.250%, SOFR + 1.870%, 04/21/2034 (A)	3,505	3,527
4.892%, SOFR + 1.314%, 10/22/2036 (A)	521	505
4.133%, SOFR + 0.913%, 10/18/2029 (A)	1,171	1,155
2.511%, SOFR + 1.200%, 10/20/2032 (A)	1,500	1,326
1.928%, SOFR + 1.020%, 04/28/2032 (A)	505	439
1.794%, SOFR + 1.034%, 02/13/2032 (A)	165	144
Morgan Stanley Bank
4.788%, SOFRINDX + 0.974%, 05/10/2030 (A)	755	756
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	1,445	1,438
4.466%, SOFR + 0.770%, 07/06/2028 (A)	1,040	1,039
4.465%, SOFR + 1.020%, 11/19/2031 (A)	5,094	5,007
4.213%, SOFR + 0.762%, 02/08/2030 (A)	2,041	2,014
4.204%, SOFR + 0.780%, 11/17/2028 (A)	75	75
National Securities Clearing
4.700%, 06/09/2031 (C)	664	664
Nippon Life Insurance
5.046%, 04/02/2033 (C)	628	630
4.748%, 04/02/2031 (C)	1,006	1,002
NLG Global Funding
4.350%, 09/15/2030 (C)	1,745	1,707
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	975	994
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.740%, 06/30/2031 (C)	$1,030	$1,027
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	984	752
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	1,740	1,734
PNC Bank
4.429%, SOFR + 0.727%, 07/21/2028 (A)	1,375	1,373
PNC Financial Services Group
5.423%, H15T5Y + 1.170%, 01/25/2041 (A)	328	322
5.373%, SOFR + 1.417%, 07/21/2036 (A)	440	444
4.812%, SOFR + 1.259%, 10/21/2032 (A)	808	804
4.075%, SOFR + 0.610%, 01/26/2029 (A)	1,133	1,124
Protective Life
5.350%, 12/15/2035 (C)	528	519
4.700%, 01/15/2031 (C)	855	843
RLI
5.375%, 06/01/2036	544	528
Sammons Financial Group
5.950%, 06/15/2036 (C)	545	546
Santander Holdings USA
5.701%, SOFR + 1.596%, 06/05/2037 (A)	1,412	1,411
5.220%, SOFR + 1.276%, 06/05/2032 (A)	834	832
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/2037 (A)(C)	1,720	1,689
Standard Chartered MTN
5.706%, H15T1Y + 1.100%, 03/05/2047 (A)(C)	779	758
State Street
5.146%, SOFR + 1.217%, 02/28/2036 (A)	815	816
Sumitomo Mitsui Financial Group
5.296%, SOFR + 1.290%, 07/07/2037 (A)	741	736
5.138%, SOFR + 1.220%, 07/07/2034 (A)	371	370
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (A)	1,555	1,544
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (A)	927	918
4.680%, SOFR + 1.087%, 04/23/2032 (A)	927	915
4.597%, SOFR + 0.965%, 01/27/2032 (A)	1,168	1,152

SEI Institutional Managed Trust	115

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group MTN
5.528%, SOFR + 1.490%, 05/06/2047 (A)(C)		$825	$798
4.588%, SOFR + 1.050%, 08/10/2032 (A)(C)		788	773
US Bancorp
5.033%, SOFR + 1.101%, 01/26/2037 (A)		1,008	994
4.839%, SOFR + 1.600%, 02/01/2034 (A)		220	217
4.481%, SOFR + 0.867%, 01/26/2032 (A)		1,283	1,264
Vonovia MTN
5.717%, 09/03/2035	AUD	890	591
Wells Fargo
5.433%, SOFR + 1.230%, 01/23/2047 (A)		$357	343
5.389%, SOFR + 2.020%, 04/24/2034 (A)		1,090	1,107
5.211%, SOFR + 1.380%, 12/03/2035 (A)		420	419
4.970%, SOFR + 1.370%, 04/23/2029 (A)		1,635	1,643
4.960%, SOFR + 1.100%, 01/23/2037 (A)		553	540
4.182%, SOFR + 0.740%, 01/23/2030 (A)		1,965	1,939
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)		1,530	1,567
4.897%, SOFR + 2.100%, 07/25/2033 (A)		1,085	1,078
3.526%, SOFR + 1.510%, 03/24/2028 (A)		2,075	2,060
2.393%, SOFR + 2.100%, 06/02/2028 (A)		125	122
			251,478
Health Care — 2.0%
1261229 BC
10.000%, 04/15/2032 (C)		445	451
Abbott Laboratories
5.600%, 03/15/2066		530	519
5.500%, 03/15/2056		530	519
AbbVie
5.550%, 03/15/2056		315	310
5.500%, 03/15/2064		225	216
5.200%, 03/15/2035		435	442
5.050%, 03/15/2034		489	494
4.800%, 03/15/2027		876	879
4.500%, 05/14/2035		1,105	1,065
4.450%, 05/14/2046		153	131
4.400%, 03/15/2033		1,234	1,207
4.250%, 11/21/2049		1,259	1,028
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 11/21/2039	$272	$240
3.200%, 11/21/2029	1,276	1,222
Alcon Finance
5.375%, 12/06/2032 (C)	1,110	1,130
Amgen
6.375%, 06/01/2037	910	994
5.650%, 03/02/2053	285	277
5.650%, 02/19/2056	693	677
5.600%, 03/02/2043	505	502
5.500%, 02/19/2046	185	179
4.850%, 02/19/2036	764	749
4.400%, 05/01/2045	375	318
2.000%, 01/15/2032	1,515	1,309
Astrazeneca Finance
4.000%, 03/02/2031	725	708
Bayer US Finance II
4.625%, 06/25/2038 (C)	420	384
4.375%, 12/15/2028 (C)	3,688	3,649
Cigna Group
4.875%, 09/15/2032	1,250	1,247
4.375%, 10/15/2028	810	807
3.400%, 03/01/2027	380	378
3.400%, 03/15/2051	588	405
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	615	639
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	230	240
5.050%, 03/25/2048	4,734	4,181
4.780%, 03/25/2038	465	436
3.250%, 08/15/2029	635	608
1.875%, 02/28/2031	1,660	1,456
Elevance Health
5.000%, 01/15/2036	2,465	2,417
Eli Lilly
4.650%, 05/20/2033	3,399	3,380
EMD Finance
5.000%, 10/15/2035 (C)	1,040	1,022
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	1,345	1,328
GE HealthCare Technologies
5.500%, 06/15/2035	425	432
Gilead Sciences
4.600%, 05/20/2031	768	766
4.000%, 09/01/2036	262	240
HCA
5.900%, 06/01/2053	257	251
5.250%, 06/15/2049	398	358
4.600%, 11/15/2032	690	672
3.500%, 09/01/2030	2,000	1,897
3.500%, 07/15/2051	2,275	1,539
2.375%, 07/15/2031	751	666

116	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (C)		$1,830	$1,846
Humana
3.700%, 03/23/2029		3,205	3,123
LSF12 Pillar Investments US
5.750%, 05/15/2033 (C)	EUR	360	409
Medline Borrower
6.250%, 04/01/2029 (C)		$246	251
3.875%, 04/01/2029 (C)		1,145	1,112
Molnlycke Holding MTN
4.250%, 06/11/2034	EUR	110	129
Novartis Capital
5.700%, 03/18/2056		$172	175
5.600%, 03/18/2046		215	217
4.900%, 03/18/2036		2,071	2,058
4.600%, 03/18/2033		1,022	1,013
4.600%, 11/05/2035		503	492
PeaceHealth Obligated Group
4.855%, 11/15/2032		1,670	1,657
Pfizer
4.875%, 11/15/2035		1,340	1,325
4.200%, 11/15/2030		975	962
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063		181	166
5.300%, 05/19/2053		174	164
4.750%, 05/19/2033		1,151	1,140
Roche Holdings
4.374%, 12/02/2032 (C)		450	442
4.075%, 12/02/2030 (C)		650	637
Royalty Pharma
5.200%, 09/25/2035		2,742	2,717
3.550%, 09/02/2050		796	556
3.300%, 09/02/2040		174	135
2.200%, 09/02/2030		349	315
Sartorius Finance BV
4.875%, 09/14/2035	EUR	500	607
4.500%, 09/14/2032		100	119
Tenet Healthcare
4.375%, 01/15/2030		$185	179
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030		87	89
Thermo Fisher Scientific
4.902%, 02/12/2036		345	341
UnitedHealth Group
5.875%, 02/15/2053		1,190	1,196
5.625%, 07/15/2054		334	327
5.500%, 07/15/2044		424	415
4.250%, 04/15/2047		450	368
3.250%, 05/15/2051		147	99
3.050%, 05/15/2041		121	91
Universal Health Services
1.650%, 09/01/2026		685	682
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VSP Optical Group
5.650%, 06/01/2036 (C)		$880	$884
5.400%, 06/01/2033 (C)		922	925
			72,327
Industrials — 1.9%
AA Bond MTN
5.500%, 07/31/2032	GBP	260	341
AerCap Ireland Capital DAC
6.450%, 04/15/2027		$614	622
4.950%, 09/10/2034		3,510	3,422
3.300%, 01/30/2032		1,140	1,042
3.000%, 10/29/2028		2,340	2,252
American Airlines Pass-Through Trust
4.900%, 05/11/2038		785	765
Aurizon Network Pty MTN
6.100%, 09/12/2031	AUD	820	576
BAE Systems
5.250%, 03/26/2031 (C)		$1,185	1,208
Boeing
6.858%, 05/01/2054		361	406
6.388%, 05/01/2031		1,025	1,089
5.805%, 05/01/2050		612	604
Caterpillar Financial Services
4.375%, 08/16/2029		396	395
Caterpillar Financial Services MTN
4.500%, 05/15/2031		675	672
4.200%, 05/15/2028		1,832	1,826
Cintas No. 2
4.000%, 05/01/2032		415	400
Crowley Conro
4.181%, 08/15/2043		346	320
Delta Air Lines
5.250%, 07/10/2030		1,429	1,445
4.950%, 07/10/2028		1,376	1,381
4.750%, 10/20/2028 (C)		938	937
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		2,565	2,477
Eaton
4.800%, 03/06/2036		473	464
4.500%, 03/06/2033		386	378
4.200%, 03/06/2031		480	470
3.950%, 03/06/2029		916	903
3.850%, 03/06/2028		1,446	1,432
Eaton Capital ULC
4.450%, 05/09/2030		460	458
Embraer Netherlands Finance BV
5.980%, 02/11/2035		572	597
5.400%, 01/09/2038		522	504
EquipmentShare.com
7.125%, 07/01/2034 (C)		252	248

SEI Institutional Managed Trust	117

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERAC USA Finance
4.500%, 10/30/2029 (C)		$1,500	$1,490
GE Vernova
5.500%, 02/04/2056		689	668
General Electric
4.900%, 01/29/2036		941	940
4.300%, 07/29/2030		1,034	1,024
General Electric MTN
4.393%, TSFR3M + 0.742%, 08/15/2036 (A)		2,400	2,275
Heathrow Funding MTN
3.875%, 01/16/2036	EUR	370	418
1.125%, 10/08/2030		795	827
Honeywell Aerospace
5.852%, 03/16/2066 (C)		$78	79
5.732%, 03/16/2056 (C)		1,120	1,120
5.622%, 03/16/2046 (C)		379	377
4.950%, 03/16/2036 (C)		3,546	3,492
4.600%, 03/16/2033 (C)		3,010	2,954
4.300%, 03/16/2031 (C)		1,704	1,675
4.000%, 03/16/2029 (C)		1,113	1,098
3.900%, 03/16/2028 (C)		1,856	1,837
Howmet Aerospace
4.850%, 10/15/2031		469	471
4.750%, 04/15/2036		463	450
Huntington Ingalls Industries
5.749%, 01/15/2035		920	948
Icahn Enterprises
10.000%, 11/15/2029 (C)		1,645	1,622
9.750%, 01/15/2029		75	74
John Deere Capital
4.650%, 01/07/2028		611	614
4.500%, 01/08/2027		872	874
John Deere Capital MTN
5.150%, 09/08/2026		645	646
4.375%, 04/15/2031		504	499
Leidos
5.000%, 03/15/2036		2,400	2,312
Norfolk Southern
5.100%, 05/01/2035		590	593
Northrop Grumman
5.250%, 07/15/2035		457	465
4.650%, 07/15/2030		492	493
Otis Worldwide
3.112%, 02/15/2040		545	419
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	960	617
Paychex
5.350%, 04/15/2032		$580	587
QXO Building Products
6.875%, 07/15/2034 (C)		114	117
Raven Acquisition Holdings
6.875%, 11/15/2031 (C)		120	117
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RTX
6.400%, 03/15/2054		$762	$836
6.100%, 03/15/2034		1,111	1,192
Seche Environnement
5.870%, EUAMDB05 + 3.707%(A)(G)	EUR	200	229
Siemens Funding BV
5.800%, 05/28/2055 (C)		$457	473
5.200%, 05/28/2035 (C)		690	702
4.600%, 05/28/2030 (C)		749	750
Smiths Group MTN
3.625%, 11/13/2033	EUR	625	704
Sydney Airport Finance Pty MTN
5.900%, 04/19/2034	AUD	350	244
TransDigm
7.125%, 12/01/2031 (C)		$330	342
6.625%, 03/01/2032 (C)		220	225
Union Pacific
5.600%, 12/01/2054		266	264
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036		1,152	1,196
Veralto
4.850%, 01/15/2032		732	731
Vertiv Holdings
4.850%, 03/15/2036		1,630	1,583
VT Topco
8.500%, 08/15/2030 (C)		286	290
WestConnex Finance Pty MTN
5.944%, 04/30/2032	AUD	550	386
			69,973
Information Technology — 1.8%
Apple
3.950%, 08/08/2052		$663	512
2.650%, 05/11/2050		486	298
2.375%, 02/08/2041		187	132
AppLovin
5.950%, 12/01/2054		1,100	1,060
Beignet Investor
6.581%, 05/30/2049 (C)		1,142	1,165
Broadcom
5.700%, 01/15/2056		98	97
5.200%, 07/15/2035		360	361
5.150%, 11/15/2031		1,178	1,199
4.900%, 07/15/2032		692	695
4.800%, 10/15/2034		1,229	1,203
4.600%, 07/15/2030		1,107	1,103
4.550%, 02/15/2032		878	866
4.150%, 11/15/2030		289	283
3.419%, 04/15/2033		529	482
Cloud Software Group
8.250%, 06/30/2032 (C)		349	327
Dell International
5.000%, 04/01/2030		1,140	1,150

118	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2031	$2,290	$2,258
Foundry JV Holdco
6.300%, 01/25/2039 (C)	226	240
6.100%, 01/25/2036 (C)	1,820	1,919
5.900%, 01/25/2033 (C)	1,425	1,485
5.500%, 01/25/2031 (C)	419	428
Intel
6.200%, 05/15/2066	432	430
6.125%, 05/15/2056	555	554
5.900%, 02/10/2063	260	249
5.625%, 02/10/2043	147	143
5.300%, 05/15/2036	771	767
5.000%, 08/15/2033	840	834
4.650%, 06/01/2031	664	658
3.734%, 12/08/2047	1,535	1,105
3.250%, 11/15/2049	1,274	829
2.800%, 08/12/2041	221	155
NVIDIA
5.625%, 06/15/2056	621	616
5.550%, 06/15/2046	621	616
4.950%, 06/15/2036	1,274	1,263
4.750%, 06/15/2033	3,667	3,657
4.500%, 06/15/2031	1,230	1,226
4.350%, 06/15/2029	1,121	1,118
4.250%, 06/15/2028	1,274	1,271
Open Text
6.900%, 12/01/2027 (C)	304	311
Oracle
6.850%, 02/04/2066	152	141
6.700%, 02/04/2056	2,429	2,286
6.550%, 02/04/2046	515	486
6.000%, 08/03/2055	266	226
5.875%, 09/26/2045	695	608
5.550%, 02/06/2053	366	295
5.375%, 09/27/2054	1,424	1,117
5.350%, 05/04/2033	416	404
5.200%, 09/26/2035	1,034	968
4.950%, 02/04/2031	787	771
4.800%, 09/26/2032	1,547	1,472
4.650%, 05/06/2030	330	324
4.550%, 02/04/2029	486	479
4.450%, 09/26/2030	2,335	2,254
4.375%, 05/15/2055	940	627
4.000%, 07/15/2046	407	275
3.950%, 03/25/2051	517	331
3.900%, 05/15/2035	1,615	1,370
3.800%, 11/15/2037	3,495	2,792
3.600%, 04/01/2040	130	95
3.600%, 04/01/2050	2,680	1,630
2.875%, 03/25/2031	870	777
Salesforce
6.550%, 03/15/2056	1,480	1,481
5.200%, 03/15/2033	2,665	2,670
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.650%, 03/15/2029		$3,335	$3,333
ServiceNow
5.400%, 05/15/2036		1,530	1,529
Sprint Capital
8.750%, 03/15/2032		1,895	2,232
Synopsys
5.700%, 04/01/2055		419	406
5.150%, 04/01/2035		520	517
5.000%, 04/01/2032		605	606
4.850%, 04/01/2030		756	757
4.650%, 04/01/2028		529	530
TeamSystem
5.000%, 07/01/2031	EUR	205	226
UKG
6.875%, 02/01/2031 (C)		$220	214
			67,294
Materials — 0.5%
Amcor UK Finance
3.750%, 02/20/2033	EUR	1,590	1,805
Anglo American Capital
5.750%, 04/05/2034 (C)		$1,715	1,769
5.250%, 03/19/2036 (C)		733	726
5.000%, 03/21/2033 (C)		733	727
4.625%, 03/19/2031 (C)		733	722
ArcelorMittal
5.375%, 05/19/2036		1,282	1,271
Ardagh Group
11.000% Cash/PIK, 12/01/2030 (C)		181	173
Ball
3.125%, 09/15/2031		370	335
Berry Global
1.650%, 01/15/2027		2,985	2,940
Cemex
5.750%, 06/05/2036		731	728
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034		438	451
Eastman Chemical
4.500%, 02/20/2031		906	889
Ecolab
5.350%, 06/15/2036		843	857
5.150%, 06/15/2033		922	935
Glencore Funding
5.508%, 04/01/2036 (C)		673	677
5.200%, 07/01/2033 (C)		917	918
4.900%, 07/01/2031 (C)		989	989
International Flavors & Fragrances
3.268%, 11/15/2040 (C)		535	406
1.832%, 10/15/2027 (C)		130	126
			17,444

SEI Institutional Managed Trust	119

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.7%
Agree
5.600%, 06/15/2035		$519	$531
4.800%, 10/01/2032		241	238
2.600%, 06/15/2033		109	93
American Homes 4 Rent
5.500%, 07/15/2034		82	83
4.950%, 06/15/2030		447	448
4.300%, 04/15/2052		198	156
3.625%, 04/15/2032		596	554
American Tower
5.550%, 07/15/2033		720	739
4.700%, 12/15/2032		1,610	1,584
2.700%, 04/15/2031		575	523
1.875%, 10/15/2030		530	470
AvalonBay Communities MTN
2.450%, 01/15/2031		175	160
Brixmor Operating Partnership
5.375%, 06/15/2036		734	732
4.850%, 02/15/2033		244	240
2.500%, 08/16/2031		570	508
Digital Dutch Finco BV
3.875%, 03/15/2035	EUR	120	134
1.000%, 01/15/2032		315	312
Equinix
3.900%, 04/15/2032		$1,005	950
Essex Portfolio
2.550%, 06/15/2031		228	205
Extra Space Storage
3.900%, 04/01/2029		226	221
2.400%, 10/15/2031		405	358
2.200%, 10/15/2030		371	333
FIBRA Prologis
5.625%, 01/14/2038 (C)		543	524
5.500%, 11/26/2035 (C)		534	518
GLP Capital
5.750%, 11/01/2037		855	843
4.000%, 01/15/2031		50	47
Healthcare Realty Holdings
3.625%, 01/15/2028		115	113
Hudson Pacific Properties
3.950%, 11/01/2027		1,303	1,270
Invitation Homes Operating Partnership
4.150%, 04/15/2032		100	95
2.000%, 08/15/2031		804	695
Kimco Realty OP
5.300%, 02/01/2036		532	538
4.850%, 03/01/2035		475	465
LXP Industrial Trust
6.750%, 11/15/2028		73	76
Prologis Targeted US Logistics Fund
4.625%, 03/15/2033 (C)		2,145	2,089
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
4.875%, 07/06/2030	EUR	300	$361
2.850%, 12/15/2032		$320	284
Regency Centers
5.250%, 01/15/2034		700	710
5.000%, 07/15/2032		507	510
4.500%, 03/15/2033		362	352
2.950%, 09/15/2029		817	776
Sabra Health Care
3.900%, 10/15/2029		1,195	1,159
Simon Property Group
4.750%, 09/26/2034		500	488
Store Capital
4.950%, 02/11/2031		541	534
2.750%, 11/18/2030		419	378
2.700%, 12/01/2031		154	136
VICI Properties
4.125%, 08/15/2030 (C)		39	38
3.875%, 02/15/2029 (C)		305	296
WP Carey
4.250%, 07/23/2032	EUR	200	234
3.750%, 05/10/2035		575	643
			23,744
Utilities — 3.4%
AEP Texas
6.650%, 02/15/2033		$500	540
5.850%, 10/15/2055		910	892
AEP Transmission
5.375%, 06/15/2035		565	574
5.250%, 06/01/2036		549	551
Alliant Energy
5.750%, H15T5Y + 2.077%,
04/01/2056 (A)		935	924
Alliant Energy Finance
3.600%, 03/01/2032 (C)		300	278
American Electric Power
5.800%, H15T5Y + 2.128%,
03/15/2056 (A)		500	497
American Transmission Systems
2.650%, 01/15/2032 (C)		1,026	918
Amprion GmbH MTN
4.580%, 01/15/2046	EUR	500	577
Appalachian Power Recovery Funding
4.961%, 10/01/2035		$551	552
Arizona Public Service
5.900%, 08/15/2055		586	588
5.100%, 03/15/2036		992	976
Ausgrid Finance Pty MTN
5.946%, 12/10/2035	AUD	520	359
Baltimore Gas and Electric
5.450%, 06/01/2035		$292	297
2.250%, 06/15/2031		462	412

120	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
2.850%, 05/15/2051		$1,330	$811
Boston Gas
4.487%, 02/15/2042 (C)		35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (C)		1,995	2,052
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		945	945
CenterPoint Energy Houston Electric
5.150%, 03/01/2034		2,200	2,220
4.950%, 08/15/2035		710	702
4.850%, 04/01/2036		644	631
3.600%, 03/01/2052		253	183
Centerpoint Energy Restoration Bond III
4.480%, 06/15/2035		1,510	1,476
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)		2,363	2,412
5.580%, 10/20/2035 (C)		313	317
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)		761	784
Chpe
5.350%, 06/30/2036 (C)		622	620
4.875%, 06/30/2031 (C)		642	641
Commonwealth Edison
5.850%, 06/01/2056		155	156
Consolidated Edison of New York
4.450%, 03/15/2044		805	695
3.700%, 11/15/2059		172	119
3.200%, 12/01/2051		77	51
Constellation Energy Generation
3.900%, 01/08/2028		440	436
Consumers Energy
5.125%, 05/01/2036		933	932
5.050%, 05/15/2035		1,366	1,368
4.500%, 01/15/2031		895	889
Consumers Securitization Funding
5.550%, 03/01/2028		206	207
Dalrymple Bay Finance Pty MTN
6.234%, 03/24/2031	AUD	330	233
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		$1,040	1,043
5.350%, 06/15/2036		365	366
DTE Electric
3.650%, 03/01/2052		183	133
2.950%, 03/01/2050		539	351
Duke Energy
3.500%, 06/15/2051		212	145
Duke Energy Carolinas
5.150%, 06/15/2036		2,419	2,422
4.650%, 06/15/2031		335	335
3.550%, 03/15/2052		310	220
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 03/15/2032		$574	$520
2.550%, 04/15/2031		156	142
Duke Energy Florida
2.400%, 12/15/2031		460	410
Duke Energy Indiana
2.750%, 04/01/2050		605	372
Duke Energy Progress
4.100%, 05/15/2042		400	337
3.700%, 10/15/2046		105	79
2.500%, 08/15/2050		466	271
DWR Cymru Financing UK MTN
6.250%, 09/08/2037	GBP	260	345
2.375%, 03/31/2034		820	833
Electricite de France
9.125%, H15T5Y + 5.411%(A)(C)(G)		$325	378
6.250%, 04/22/2066 (C)		700	689
6.125%, 04/22/2056 (C)		1,335	1,317
Electricite de France MTN
7.375%, GUKG5 + 3.775%(A)(G)	GBP	100	139
5.636%, 08/28/2035	AUD	310	210
4.750%, 06/17/2044	EUR	700	812
2.000%, 12/09/2049		700	490
EnBW International Finance BV MTN
5.792%, 02/26/2036	AUD	770	522
Enel
4.500%, EUAMDB05 + 1.821%(A)(G)	EUR	620	698
Entergy Arkansas
5.150%, 01/15/2033		$507	512
2.650%, 06/15/2051		308	182
Entergy Texas
5.250%, 04/15/2035		775	778
Evergy Metro
5.300%, 10/01/2041		100	98
Eversource Energy
5.950%, 02/01/2029		430	442
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)		264	267
4.550%, 03/15/2031 (C)		991	985
4.300%, 01/15/2029 (C)		543	538
3.250%, 03/15/2028 (C)		334	326
Florida Power & Light
5.600%, 02/15/2066		420	404
Hydro One
4.750%, 05/30/2031		1,655	1,658
Interstate Power and Light
5.450%, 09/30/2054		1,140	1,080
Jersey Central Power & Light
5.100%, 01/15/2035		412	412
4.400%, 01/15/2031		798	785
4.150%, 01/15/2029		479	473
2.750%, 03/01/2032 (C)		838	749
Kentucky Utilities
5.850%, 08/15/2055		565	567

SEI Institutional Managed Trust	121

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
2.742%, 08/15/2026 (C)		$1,025	$1,023
Louisville Gas and Electric
5.450%, 04/15/2033		1,895	1,945
MidAmerican Energy
4.800%, 09/15/2043		830	746
2.700%, 08/01/2052		297	182
Mississippi Power
4.250%, 03/15/2042		174	148
3.100%, 07/30/2051		554	361
NextEra Energy Capital Holdings
5.450%, 03/15/2035		4,250	4,314
NiSource
5.800%, 02/01/2042		149	149
5.750%, H15T5Y + 2.035%, 07/15/2056 (A)		1,750	1,747
5.350%, 04/01/2034		2,875	2,930
Nortegas Energia Grupo SL MTN
4.125%, 01/21/2033	EUR	400	457
Northern States Power
5.650%, 06/15/2054		$296	292
NRG Energy
4.955%, 04/30/2031 (C)		1,880	1,859
Ohio Edison
4.950%, 12/15/2029 (C)		445	448
Oncor Electric Delivery
5.900%, 03/15/2056 (C)		652	662
5.800%, 04/01/2055		872	874
4.500%, 03/15/2031 (C)		1,156	1,144
Pacific Gas and Electric
6.300%, 08/15/2056		745	742
6.100%, 01/15/2029		3,910	4,026
5.200%, 05/01/2036		1,780	1,729
5.050%, 11/15/2031		465	465
5.050%, 10/15/2032		746	741
4.950%, 07/01/2050		1,826	1,525
4.200%, 06/01/2041		199	163
3.950%, 12/01/2047		1,057	774
3.500%, 08/01/2050		175	117
2.500%, 02/01/2031		1,325	1,189
2.100%, 08/01/2027		1,705	1,660
PacifiCorp
2.900%, 06/15/2052		1,330	796
PECO Energy
5.650%, 09/15/2055		730	722
4.150%, 10/01/2044		900	746
2.850%, 09/15/2051		557	346
Perusahaan Perseroan Persero Perusahaan
Listrik Negara MTN
5.450%, 02/03/2036 (C)		353	338
4.750%, 02/03/2031 (C)		900	877
Piedmont Natural Gas
3.500%, 06/01/2029		736	714
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PSEG Power
5.750%, 05/15/2035 (C)		$2,225	$2,271
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	502
2.700%, 05/01/2050		160	99
2.050%, 08/01/2050		95	51
1.900%, 08/15/2031		794	694
Public Service of Colorado
5.250%, 04/01/2053		1,090	1,003
5.150%, 09/15/2035		740	735
Public Service of Oklahoma
5.450%, 01/15/2036		1,730	1,747
5.200%, 01/15/2035		1,146	1,141
3.150%, 08/15/2051		232	151
Redexis MTN
4.375%, 05/30/2031	EUR	500	584
RTE Reseau de Transport d'Electricite SADIR MTN
3.750%, 04/30/2044		200	215
RWE Finance US
5.125%, 09/18/2035 (C)		$1,400	1,366
Sempra
5.250%, 03/15/2036		1,890	1,865
Severn Trent Utilities Finance MTN
3.875%, 08/04/2037	EUR	355	398
South West Water Finance MTN
6.375%, 08/05/2041	GBP	435	569
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		$2,175	2,168
Southern California Edison
4.125%, 03/01/2048		60	45
Southern Gas Capital
5.150%, 09/15/2032		500	507
4.400%, 05/30/2047		500	416
Southern Power
4.900%, 10/01/2035		1,300	1,261
Southwestern Electric Power
3.250%, 11/01/2051		400	262
Southwestern Public Service
3.750%, 06/15/2049		845	620
Suburban Propane Partners
6.500%, 12/15/2035 (C)		370	358
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)		2,252	2,270
Union Electric
5.200%, 04/01/2034		870	881
United Utilities Water Finance MTN
3.750%, 05/23/2034	EUR	220	251
Veolia Environnement
2.500%(A)(G)		600	663
Virginia Electric and Power
5.000%, 01/15/2034		$3,561	3,555

122	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 03/15/2036		$1,419	$1,389
4.650%, 08/15/2043		585	519
2.950%, 11/15/2051		462	289
Virginia Power Fuel Securitization
5.088%, 05/01/2027		332	332
Vistra Operations
5.700%, 12/30/2034 (C)		1,815	1,835
5.250%, 10/15/2035 (C)		1,720	1,673
4.700%, 01/31/2031 (C)		1,935	1,896
Wisconsin Electric Power
4.150%, 10/15/2030		642	630
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	885	1,201
2.750%, 04/18/2041		380	323
			125,366

Total Corporate Obligations
(Cost $847,192) ($ Thousands)			830,968

ASSET-BACKED SECURITIES — 7.2%
Automotive — 2.0%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		$150	150
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)		48	48
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)		230	231
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028		168	169
AmeriCredit Automobile Receivables Trust, Ser 2026-1, Cl A3
4.150%, 11/18/2032 (C)		1,119	1,112
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)		468	470
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)		174	175
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)		681	683
Avis Budget Rental Car Funding, Ser 2026-4A, Cl A
5.090%, 12/20/2032 (C)		791	792
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028		765	766
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028		55	55
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)	$36	$36
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)	220	220
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,614	1,616
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	943	943
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	636	636
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	221	221
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A2
4.130%, 09/15/2028 (C)	615	614
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A3
4.150%, 03/15/2030 (C)	240	239
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	1,375	1,381
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A2
3.980%, 10/15/2029 (C)	852	849
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 04/15/2031 (C)	620	612
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	1,241	1,253
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	356	353
Ford Credit Auto Owner Trust, Ser 2026-1, Cl A
4.320%, 08/15/2038 (C)(D)	2,665	2,635
Ford Credit Floorplan Master Owner Trust A, Ser 2026-1, Cl A
4.420%, 05/15/2031	1,759	1,755
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,130	1,132
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	206	206
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	785	787
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	720	719

SEI Institutional Managed Trust	123

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/2029	$467	$466
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	541	536
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	457	458
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	1,035	1,041
GMF Floorplan Owner Revolving Trust, Ser 2026-1A, Cl A1
4.570%, 05/15/2031 (C)	986	986
GMF Floorplan Owner Revolving Trust, Ser 2026-2A, Cl A
4.770%, 05/16/2033 (C)	2,152	2,165
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	2,085	2,091
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	2,232	2,236
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	1,260	1,261
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A3
4.210%, 04/16/2029 (C)	700	697
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	335	335
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	84	84
Hyundai Auto Receivables Trust, Ser 2026-B, Cl A4
4.600%, 02/17/2032	1,183	1,186
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	925	923
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	1,441	1,439
LAD Auto Receivables Trust, Ser 2026-2A, Cl A2
4.170%, 08/15/2029 (C)	1,575	1,573
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	382	383
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	495	497
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	$758	$761
Mercedes-Benz Auto Receivables Trust, Ser 2026-1, Cl A4
4.470%, 10/15/2032	1,305	1,304
Nissan Auto Lease Trust, Ser 2026-A, Cl A3
3.870%, 03/15/2029	571	566
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	91	91
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	63	63
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	850	851
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	1,034	1,035
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	39	39
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	169	170
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	340	341
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	395	396
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	148	149
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	344	346
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	632	632
SFS Auto Receivables Securitization Trust, Ser 2026-1A, Cl A3
3.960%, 07/21/2031 (C)	2,844	2,807
SFS Auto Receivables Securitization Trust, Ser 2026-2A, Cl A3
4.540%, 01/20/2032 (C)	1,070	1,070
SFS Auto Receivables Securitization Trust, Ser 2026-2A, Cl A4
4.690%, 05/20/2033 (C)	520	522
SFS Auto Receivables Securitization Trust, Ser 2026-2A, Cl B
4.890%, 05/20/2033 (C)	930	930

124	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	$415	$416
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	575	575
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/2029 (C)	1,041	1,034
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	2,682	2,728
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	2,035	2,041
Toyota Auto Loan Extended Note Trust, Ser 2026-1A, Cl A
4.580%, 04/25/2039 (C)	6,563	6,556
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	512	512
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	885	887
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (C)	1,330	1,322
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (C)	685	679
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	773	774
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	231	231
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	905	901
World Omni Auto Receivables Trust, Ser 2026-B, Cl A3
4.370%, 06/16/2031	1,868	1,864
Yamaha Motor Master Trust II, Ser 2026-A, Cl A1
4.430%, 04/15/2031 (C)	910	904
		72,712
Credit Cards — 0.0%
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	790	793
Synchrony Card Funding, Ser 2026-A1, Cl A
4.180%, 03/15/2032	714	708
		1,501
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.7%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.033%, TSFR1M + 0.384%, 02/25/2037 (A)	$5,000	$4,801
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
4.813%, TSFR1M + 1.164%, 01/25/2034 (A)	254	251
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.013%, TSFR1M + 0.364%, 04/25/2036 (A)	2,526	2,303
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.811%, 11/25/2034 (D)	14	14
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.113%, TSFR1M + 1.464%, 08/25/2047 (A)	4,247	4,001
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A2
4.563%, TSFR1M + 0.914%, 10/25/2047 (A)	860	794
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.423%, TSFR1M + 0.774%, 01/25/2036 (A)	1,793	1,753
GSAMP Trust, Ser 2005-WMC3, Cl A2C
4.423%, TSFR1M + 0.774%, 12/25/2035 (A)	1,732	1,702
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.263%, TSFR1M + 0.614%, 05/25/2046 (A)	2,389	2,304
MASTR Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.323%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,763
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
4.438%, TSFR1M + 0.789%, 12/25/2034 (A)	53	53
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.313%, TSFR1M + 0.664%, 09/25/2034 (A)	257	248
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.198%, TSFR1M + 0.549%, 07/25/2036 (A)	873	871
		23,858

SEI Institutional Managed Trust	125

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 4.5%
Aligned Data Centers Issuer, Ser 2026-1A, Cl A2I
5.909%, 06/15/2056 (C)		$1,920	$1,925
Arbour CLO IV DAC, Ser 2025-4A, Cl BRRR
4.283%, EUR003M + 2.000%, 11/15/2039 (A)(C)	EUR	1,600	1,834
Ares European CLO XVII DAC, Ser 2025-17A, Cl BR
4.104%, EUR003M + 1.900%, 01/15/2040 (A)(C)		1,800	2,062
Ares European Clo XXIII DAC, Ser 2025-23A, Cl B
3.922%, EUR003M + 1.800%, 01/15/2040 (A)(C)		950	1,078
Ares LXV CLO, Ser 2025-65A, Cl A1R
4.787%, TSFR3M + 1.120%, 07/25/2034 (A)(C)		$3,000	3,003
Bain Capital Credit CLO, Ser 2026-2A, Cl AR3
4.655%, TSFR3M + 0.980%, 07/19/2034 (A)(C)		2,800	2,800
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(C)		2,500	2,501
Barings Equipment Finance, Ser 2026-A, Cl A3
4.080%, 07/13/2033 (C)		422	417
CIFC Funding, Ser 2026-2A, Cl AR
4.802%, TSFR3M + 1.130%, 01/21/2037 (A)(C)		2,350	2,351
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)		2,325	2,323
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027		37	37
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028		288	289
College Avenue Student Loans, Ser 2017-A, Cl A1
5.413%, TSFR1M + 1.764%, 11/26/2046 (A)(C)		146	147
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)		102	100
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)		213	203
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)		198	178
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	$433	$398
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	1,025	1,038
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (C)	3,000	2,934
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	1,835	1,840
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	136	137
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	1,110	1,117
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	1,810	1,826
DLLAD, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	362	362
DLLAD, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	635	634
Dryden 55 CLO, Ser 2018-55A, Cl A1
4.955%, TSFR3M + 1.282%, 04/15/2031 (A)(C)	61	61
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.242%, TSFR3M + 1.600%, 08/20/2034 (A)(C)	2,900	2,901
Dryden 98 CLO, Ser 2026-98A, Cl AR
4.695%, TSFR3M + 1.020%, 04/20/2035 (A)(C)	3,100	3,099
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	488	486
FIGRE Trust, Ser 2024-HE6, Cl A
5.724%, 12/25/2054 (A)(C)	2,699	2,714
FIGRE Trust, Ser 2025-HE6, Cl A
5.044%, 09/25/2055 (A)(C)	2,836	2,800
FIGRE Trust, Ser 2025-HE7, Cl A
5.150%, 11/25/2055 (A)(C)	1,304	1,292
FIGRE Trust, Ser 2026-FL2, Cl A1
5.516%, 06/25/2056 (A)(C)	2,400	2,398
Gracie Point International Funding, Ser 2025-1A, Cl B
5.592%, SOFR30A + 2.000%, 08/15/2028 (A)(C)	2,440	2,439
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	159	158
Iskandar Enterprise, Ser 2026-1A, Cl A21
5.049%, 04/17/2056 (C)	1,555	1,546
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (C)	1,161	1,042

126	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	$502	$474
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	674	608
LCM 31, Ser 2024-31A, Cl BR
5.425%, TSFR3M + 1.750%, 07/20/2034 (A)(C)	3,000	3,004
LCM 37, Ser 2024-37A, Cl A1R
4.733%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	2,103	2,103
LCM 41, Ser 2025-41A, Cl A1R
4.873%, TSFR3M + 1.200%, 04/15/2036 (A)(C)	3,000	3,000
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (C)	2,150	2,147
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.657%, TSFR3M + 0.990%, 01/25/2035 (A)(C)	3,000	3,001
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	121	121
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	64	62
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	330	337
Navient Education Loan Trust, Ser 2026-A, Cl A
4.860%, 09/15/2056 (C)	2,034	2,023
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	629	625
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	16	16
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	152	151
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	446	435
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	618	596
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	153	146
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	401	376
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	577	528
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	123	112
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	$530	$480
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	1,138	1,014
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	519	458
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	124	111
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	520	475
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	919	912
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	718	714
Navient Refinance Loan Trust, Ser 2026-A, Cl A
4.500%, 01/18/2056 (C)	1,814	1,788
Navient Refinance Loan Trust, Ser 2026-B, Cl A
5.070%, 06/15/2056 (C)	1,950	1,950
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	95	94
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	571	494
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.040%, SOFR90A + 0.372%, 10/25/2033 (A)	723	718
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	761	725
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	889	837
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (C)	173	165
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (C)	1,739	1,701
Neuberger Berman Loan Advisers CLO 51, Ser 2026-51A, Cl AR2
4.666%, TSFR3M + 1.000%, 10/23/2036 (A)(C)	2,500	2,499

SEI Institutional Managed Trust	127

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon 53, Ser 2021-1A, Cl A
4.965%, TSFR3M + 1.292%, 04/15/2034 (A)(C)		$3,750	$3,751
Octagon 64, Ser 2025-1A, Cl A1R
4.932%, TSFR3M + 1.260%, 07/21/2035 (A)(C)		2,750	2,751
Octagon Investment Partners 41, Ser 2025-2A, Cl A2R2
5.273%, TSFR3M + 1.600%, 10/15/2033 (A)(C)		3,000	3,003
Octagon Investment Partners 50, Ser 2025-4A, Cl BR2
5.223%, TSFR3M + 1.550%, 01/15/2035 (A)(C)		2,300	2,301
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.525%, TSFR3M + 1.850%, 04/20/2036 (A)(C)		1,180	1,180
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl BR
5.273%, TSFR3M + 1.600%, 07/15/2034 (A)(C)		2,800	2,802
Penta CLO 21 DAC, Ser 2026-21A, Cl B
3.962%, EUR003M + 1.900%, 02/16/2039 (A)(C)	EUR	2,750	3,156
RAD CLO 21, Ser 2025-21A, Cl A1R
4.737%, TSFR3M + 1.070%, 01/25/2037 (A)(C)		$2,900	2,898
Rockford Tower CLO, Ser 2025-1A, Cl BR
5.375%, TSFR3M + 1.700%, 07/20/2035 (A)(C)		3,200	3,204
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028		215	211
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032		606	570
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032		351	345
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035		1,409	1,421
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035		1,853	1,838
SBA Small Business Investment, Ser 2026-10A, Cl 1
4.626%, 03/10/2036		1,860	1,842
SBA Small Business Investment, Ser 2026-10B, Cl 1
4.748%, 03/10/2036		1,580	1,582
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)		218	218
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.236%, TSFR3M + 0.572%, 12/15/2038 (A)	$353	$347
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.098%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	855	843
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.100%, SOFR90A + 0.432%, 07/25/2040 (A)	1,724	1,698
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.090%, SOFR90A + 0.422%, 01/25/2041 (A)	1,146	1,116
SLM Student Loan Trust, Ser 2007-7, Cl B
4.680%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,103
SLM Student Loan Trust, Ser 2008-2, Cl B
5.130%, SOFR90A + 1.462%, 01/25/2083 (A)	685	743
SLM Student Loan Trust, Ser 2008-3, Cl B
5.130%, SOFR90A + 1.462%, 04/26/2083 (A)	685	719
SLM Student Loan Trust, Ser 2008-4, Cl A4
5.580%, SOFR90A + 1.912%, 07/25/2022 (A)	149	149
SLM Student Loan Trust, Ser 2008-4, Cl B
5.780%, SOFR90A + 2.112%, 04/25/2073 (A)	685	732
SLM Student Loan Trust, Ser 2008-5, Cl A4
5.630%, SOFR90A + 1.962%, 07/25/2023 (A)	20	20
SLM Student Loan Trust, Ser 2008-5, Cl B
5.780%, SOFR90A + 2.112%, 07/25/2073 (A)	685	734
SLM Student Loan Trust, Ser 2008-6, Cl B
5.780%, SOFR90A + 2.112%, 07/26/2083 (A)	685	700
SLM Student Loan Trust, Ser 2008-7, Cl B
5.780%, SOFR90A + 2.112%, 07/26/2083 (A)	685	687
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	500	473
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A1
4.470%, TSFR1M + 0.844%, 01/15/2053 (A)(C)	522	517
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	1,508	1,390
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	1,888	1,732

128	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	$336	$326
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,097	1,037
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	75	68
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	1,017	963
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	292	294
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	902	902
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	394	344
SVC ABS, Ser 2026-1A, Cl B
5.795%, 03/20/2056 (C)	1,599	1,550
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (C)	2,880	2,806
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	2,291	2,290
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	412	391
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	578	549
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	443	448
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	430	433
United States Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	763	759
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.865%, TSFR3M + 1.190%, 01/20/2037 (A)(C)	3,000	3,000
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	1,475	1,494
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	1,978	2,002
Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust Series, Ser 2026-2, Cl A1A
4.510%, 06/21/2032		$2,759	$2,760
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)		445	446
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)		2,454	2,440
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)		1,124	1,112
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)		1,279	1,289
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (C)		1,595	1,571
			163,520

Total Asset-Backed Securities
(Cost $262,278) ($ Thousands)			261,591

SOVEREIGN DEBT — 1.0%
Abu Dhabi Government International Bond
5.500%, 04/30/2054(C)		1,500	1,471
3.125%, 09/30/2049(C)		360	243
Brazilian Government International Bond
6.625%, 03/15/2035		446	457
4.750%, 01/14/2050		740	547
Chile Government International Bond
4.350%, 04/13/2031		473	465
Colombia Government International Bond
7.750%, 11/07/2036		436	475
Egypt Treasury Bills
0.000%, 12/22/2026(B)	EGP	131,750	2,403
Export Finance & Insurance
4.625%, 10/26/2027(C)		$1,196	1,202
Guatemala Government Bond
6.250%, 08/15/2036		999	1,043
Hungary Government International Bond
5.500%, 03/26/2036(C)		278	279
Israel Government International Bond
4.500%, 01/13/2031		547	535
3.875%, 07/03/2050		530	384
3.375%, 01/15/2050		280	186
2.750%, 07/03/2030		470	431

SEI Institutional Managed Trust	129

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
7.375%, 05/13/2055		$1,925	$2,040
6.250%, 08/27/2037		2,105	2,106
6.050%, 01/11/2040		1,210	1,172
5.625%, 09/22/2035		218	212
4.750%, 03/08/2044		2,126	1,709
4.600%, 01/23/2046		528	407
4.600%, 02/10/2048		422	319
4.500%, 01/31/2050		456	336
4.400%, 02/12/2052		477	341
3.500%, 02/12/2034		2,423	2,063
New South Wales Treasury
5.250%, 02/24/2038	AUD	4,060	2,749
Paraguay Government International Bond
5.400%, 03/30/2050(C)		$1,191	1,100
Philippine Government International Bond
5.325%, 06/24/2036		849	848
Qatar Government International Bond
5.103%, 04/23/2048(C)		285	272
4.817%, 03/14/2049(C)		238	218
4.400%, 04/16/2050(C)		318	273
Queensland Treasury
5.250%, 08/13/2038(C)	AUD	4,060	2,734
Republic of Poland Government International Bond
6.125%, 04/14/2056		$444	452
5.375%, 04/14/2036		927	935
Republic of South Africa Government International Bond
5.875%, 04/20/2032		400	409
Romanian Government International Bond
6.625%, 05/16/2036		732	748
5.750%, 03/24/2035		680	659
Saudi Government International Bond
4.125%, 01/12/2029(C)		915	900
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	1,685	818
Turkiye Government Bond
36.000%, 08/12/2026	TRY	108,717	2,324
Total Sovereign Debt
(Cost $36,937) ($ Thousands)			36,265

LOAN PARTICIPATIONS — 0.4%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 12/21/2028 (A)		$111	111
Action Environmental Group, Inc., The, Initial Term Loan, 1st Lien
6.732%, CME Term SOFR + 3.000%, 10/24/2030 (A)(H)		80	79
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Advantage Sales & Marketing Inc., Exchange First Lien Term Loan, 1st Lien
9.930%, CME Term SOFR + 6.000%, 04/19/2030 (A)	$129	$115
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.394%, CME Term SOFR + 1.750%, 09/30/2031 (A)	243	241
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan Retired 06/30/2026, 1st Lien
7.232%, CME Term SOFR + 3.500%, 12/22/2031 (A)	161	161
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
6.994%, CME Term SOFR + 3.250%, 12/06/2027 (A)	56	56
Archroma Finance S.a r.l., Facility B2B
9.194%, CME Term SOFR + 5.500%, 06/30/2030 (A)	47	42
Arcwood Environmental, Inc., Initial Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 04/01/2033 (A)	85	86
Arterra Wines Canada, Inc., Initial Tranche B-1 Term Loan
7.494%, CME Term SOFR + 3.500%, 11/24/2027 (A)	154	153
Barracuda Parent, LLC, Initial Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 08/15/2029 (A)	74	50
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 12/29/2032 (A)	384	378
BCPE North Star US Holdco 2, Inc., Initial Term Loan, 1st Lien
7.758%, CME Term SOFR + 4.000%, 06/09/2028 (A)	152	153
BioMarin Pharmaceutical Inc., Term Loan B, 1st Lien
5.428%, CME Term SOFR + 1.750%, 04/27/2033 (A)(H)	96	96
Blackhawk Network Holdings, Inc., Term B-3 Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 03/12/2029 (A)	131	131
C&S Wholesale Grocers, LLC, Initial Term Loan, 1st Lien
8.732%, CME Term SOFR + 5.000%, 09/20/2030 (A)	254	243

130	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Entertainment, Inc., 2022 Term A Loan, 1st Lien
5.744%, CME Term SOFR + 2.000%, 01/31/2028 (A)	$51	$51
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.750%, 12/29/2028 (A)(H)	201	75
Celsius, Inc., 2025 Refinancing Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 04/01/2032 (A)	91	91
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
5.942%, CME Term SOFR + 2.250%, 12/15/2031 (A)	519	511
City Football Group Limited, Term B-1 Loan, 1st Lien
6.925%, CME Term SOFR + 3.000%, 07/21/2030 (A)	201	200
Cleanova US Holdings LLC, Initial Term Loan, 1st Lien
8.414%, CME Term SOFR + 4.750%, 06/14/2032 (A)(H)	140	138
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (A)	96	84
Cloudera, Inc., Initial Term Loan, 1st Lien
7.494%, CME Term SOFR + 3.750%, 10/08/2028 (A)	206	159
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
6.819%, CME Term SOFR + 3.175%, 04/13/2029 (A)	95	93
CPI Buyer, LLC, Initial Term Loan, 1st Lien
7.692%, CME Term SOFR + 4.000%, 05/27/2032 (A)	52	51
Darktrace Finco US LLC, Initial Term Loan, 1st Lien
6.927%, CME Term SOFR + 3.250%, 10/09/2031 (A)	131	119
Dave & Buster's, Inc., 2024 Incremental Term B Loan, 1st Lien
7.072%, CME Term SOFR + 3.250%, 11/01/2031 (A)	151	122
DB Data Center Term Loan, First Lien
0.000%, 03/06/2031 (E)(H)	959	951
Delivery Hero SE, Extended Dollar Term Loan, 1st Lien
8.643%, CME Term SOFR + 5.000%, 12/12/2029 (A)	304	305
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 03/30/2029 (A)	$278	$269
Discovery Global Holdings, Inc., Initial Dollar Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 06/03/2033 (A)	118	118
DraftKings Inc., Term Loan B, 1st Lien
5.374%, CME Term SOFR + 1.750%, 03/04/2032 (A)	107	106
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 04/26/2029 (A)	67	61
Entain PLC, Facility B6 (USD), 1st Lien
5.982%, CME Term SOFR + 2.250%, 10/31/2029 (A)	79	79
EOC Borrower, LLC, Term A Loan, 1st Lien
7.394%, CME Term SOFR + 3.750%, 03/24/2028 (A)	23	23
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.232%, CME Term SOFR + 3.500%, 08/16/2032 (A)	166	166
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, 1st Lien
5.482%, CME Term SOFR + 1.750%, 11/30/2030 (A)	166	164
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 01/30/2032 (A)	37	36
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
7.508%, CME Term SOFR + 3.750%, 04/30/2028 (A)	101	93
Great Canadian Gaming Corporation, 2024 Refinancing Term Loan, 1st Lien
8.427%, CME Term SOFR + 4.750%, 11/01/2029 (A)	187	183
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
6.924%, CME Term SOFR + 3.250%, 02/11/2032 (A)	214	214
Heartland Dental, LLC, 2025 Replacement Term Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 08/25/2032 (A)	197	197
Hilton Domestic Operating Company Inc., Series B-4 Term Loan, 1st Lien
5.398%, CME Term SOFR + 1.750%, 11/08/2030 (A)	607	608

SEI Institutional Managed Trust	131

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hologic, Inc., USD Initial Term B Loan, 1st Lien
5.995%, CME Term SOFR + 2.250%, 04/07/2033 (A)	$116	$114
Ingenovis Health, Inc., Initial Term Loan (First Lien) Retired 05/27/2026
8.184%, CME Term SOFR + 4.250%, 03/06/2028 (A)	195	61
Iqvia Inc., Incremental Term B-5 Dollar Loan, 1st Lien
5.482%, CME Term SOFR + 1.750%, 01/02/2031 (A)	208	208
ITG Communications, LLC, Initial Term Loan, 1st Lien
8.394%, CME Term SOFR + 4.750%, 07/09/2031 (A)	141	138
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.666%, CME Term SOFR + 2.000%, 12/15/2031 (A)	170	168
Kelso Industries LLC, Initial Term Loan, 1st Lien
9.416%, CME Term SOFR + 5.750%, 12/30/2029 (A)	133	130
Kenan Advantage Group, Inc., The, U.S. Term B-4 Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 01/25/2029 (A)	107	107
KUEHG Corp., 2025 Refinancing Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 06/12/2030 (A)	64	61
Lavender Dutch BorrowerCo B.V., Facility B (USD), 1st Lien
6.982%, CME Term SOFR + 3.250%, 12/30/2032 (A)	158	156
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 12/02/2031 (A)	55	55
LSF12 Helix Parent, LLC, Initial Term Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 02/10/2033 (A)(H)	189	185
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 02/06/2031 (A)(H)	–	—
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 03/01/2029 (A)	111	99
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 05/03/2028 (A)	$125	$122
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 12/31/2031 (A)(H)	42	37
Michaels Companies, Inc. The, Term B Loan (2026), 1st Lien
8.732%, CME Term SOFR + 5.000%, 03/15/2033 (A)	326	324
ModivCare Buyer, LLC, Takeback Term Loan
8.732%, CME Term SOFR + 5.000%, 12/29/2030 (A)	277	233
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.082%, CME Term SOFR + 3.250%, 01/24/2029 (A)	97	64
Naked Juice LLC, New Money First Out Term Loan, 1st Lien
9.232%, CME Term SOFR + 5.500%, 01/24/2029 (A)	618	627
Neogen Food Safety Corporation, 2025 Refinancing Term A Loan
0.000%, 04/04/2030 (A)(E)(H)	253	250
Oak-Eagle Acquireco, Inc., Term Loan B1
0.000%, 03/24/2033 (A)(E)(H)	44	44
Opal Holdco 4 SAS, Facility B4 Retired 06/09/2026
6.700%, CME Term SOFR + 3.000%, 04/25/2032 (A)	97	97
Peer Holding III B.V., Additional Facility (USD) 3, 1st Lien
5.982%, CME Term SOFR + 2.250%, 10/14/2032 (A)	208	208
Peer Holding III B.V., Facility B5B, 1st Lien
6.232%, CME Term SOFR + 2.500%, 07/01/2031 (A)	263	264
Pelican Products, Inc., Initial Term Loan (First Lien)
8.244%, CME Term SOFR + 4.250%, 12/29/2028 (A)	228	218
Peraton Corp., Term B Loan, 1st Lien
7.513%, CME Term SOFR + 3.750%, 02/01/2028 (A)	149	135
Perrigo Company PLC, 2024 Refinancing Term B Loan, 1st Lien
5.644%, CME Term SOFR + 2.000%, 04/20/2029 (A)(H)	135	134
Pioneer Opco, LLC, Term B Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 05/15/2033 (A)	81	81

132	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.232%, CME Term SOFR + 3.500%, 10/02/2031 (A)	$42	$32
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.232%, CME Term SOFR + 3.500%, 12/17/2027 (A)	351	300
Potomac Energy Center, LLC, Amendment No. 3 Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.750%, 08/05/2032 (A)	67	67
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 03/31/2031 (A)	66	66
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.394%, CME Term SOFR + 3.750%, 08/02/2032 (A)	189	186
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 10/26/2030 (A)	378	272
Quartz AcquireCo, LLC, Term B-2 Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 06/28/2030 (A)	158	132
QuidelOrtho Corporation, Term A Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 08/21/2030 (A)	139	135
QuidelOrtho Corporation, Term B Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 08/20/2032 (A)(H)	90	88
Raising Cane's Restaurants, L.L.C. , First Amendment New Term Loan, 1st Lien
5.644%, CME Term SOFR + 2.000%, 11/03/2032 (A)	140	140
Red Ventures, LLC (New Imagitas, Inc.), Term B-5 Loan (First Lien)
6.370%, CME Term SOFR + 2.750%, 03/04/2030 (A)	135	124
Renaissance Holding Corp., 2024-2 Term Loan, 1st Lien
7.663%, CME Term SOFR + 4.000%, 04/05/2030 (A)	319	251
Secretariat Advisors LLC, Delayed Draw Term Loan, 1st Lien
4.000%, 02/28/2032 (A)(H)	9	9
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Secretariat Advisors LLC, Initial Term Loan, 1st Lien
7.732%, CME Term SOFR + 4.000%, 02/28/2032 (A)	$73	$72
Sophos Holdings SARL, 2025 Incremental Term Loan, 1st Lien
7.258%, CME Term SOFR + 3.500%, 03/05/2027 (A)	56	51
South Field Energy LLC, Term Loan B, 1st Lien
6.732%, CME Term SOFR + 3.000%, 08/29/2031 (A)	70	70
South Field Energy LLC, Term Loan C, 1st Lien
6.732%, CME Term SOFR + 3.000%, 08/29/2031 (A)	4	4
Splat Super Holdco LLC, Initial Term Loan
8.644%, CME Term SOFR + 5.000%, 07/02/2032 (A)	101	94
SPLAT Super HoldCo, LLC, Delayed Draw Term Loan
5.000%, 07/02/2032 (A)(H)	4	4
Star Parent, Inc., Term Loan B, 1st Lien
7.732%, CME Term SOFR + 4.000%, 09/27/2030 (A)	48	48
Station Casinos LLC, Term B Facility, 1st Lien
5.644%, CME Term SOFR + 2.000%, 03/14/2031 (A)	60	60
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.394%, CME Term SOFR + 4.750%, 03/15/2030 (A)	48	48
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
5.387%, CME Term SOFR + 1.750%, 12/15/2031 (A)	118	117
TCP Sunbelt Acquisition Co., Initial Term Loan
7.916%, CME Term SOFR + 4.250%, 10/24/2031 (A)	206	206
TKO Worldwide Holdings, LLC, Additional Term B-7 Loan, 1st Lien
5.412%, CME Term SOFR + 1.750%, 11/21/2031 (A)	147	146
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 02/28/2031 (A)	249	249
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 08/19/2032 (A)	196	196

SEI Institutional Managed Trust	133

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 07/08/2031 (A)	$110	$105
TTF Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.376%, CME Term SOFR + 3.750%, 07/18/2031 (A)	231	168
Virgin Media Bristol LLC, Facility Y, 1st Lien
6.967%, CME Term SOFR + 3.175%, 03/31/2031 (A)	584	516
Voyager Parent, LLC, 2026 Refinancing Term B Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 07/01/2032 (A)	218	218
WEC US Holdings Inc., Initial Term Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 01/27/2031 (A)	109	109
Xerox Corporation, Initial Term Loan, 1st Lien
7.627%, CME Term SOFR + 4.000%, 11/19/2029 (A)	358	251
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (A)	54	54

Total Loan Participations
(Cost $16,882) ($ Thousands)		16,270

MUNICIPAL BONDS — 0.0%
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	298	328

New York — 0.0%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	428

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	193	160

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	290	179
Description	Face Amount (Thousands)		Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049		$445	$487
			666

Total Municipal Bonds
(Cost $1,724) ($ Thousands)			1,582

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Resolution Funding Interest
0.000%, 01/15/2030(B)		905	778
Total U.S. Government Agency Obligation
(Cost $863) ($ Thousands)			778

CONVERTIBLE BOND — 0.0%
Cellnex Telecom
0.750%, 11/20/2031	EUR	400	415
Total Convertible Bond
(Cost $423) ($ Thousands)			415

	Shares
COMMON STOCK — 0.0%
ModivCare *		30,328	155

Total Common Stock
(Cost $243) ($ Thousands)			155

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†		134,761,797	134,762
Total Cash Equivalent
(Cost $134,762) ($ Thousands)			134,762

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $340) ($ Thousands)			266
Total Investments in Securities — 108.5%
(Cost $4,017,741) ($ Thousands)			$3,958,532

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $264) ($ Thousands)			$(127)

134	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at June 30, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
2-Year Interest Rate Swap	Bank of America	$64,740,000	$4.21	08/18/2026	$68
2-Year Interest Rate Swap	Bank of America	64,740,000	4.31	09/08/2026	64
5-Year Interest Rate Swap	Barclays	26,760,000	4.06	10/19/2026	134
Total Purchased Swaptions		$156,240,000			$266
WRITTEN SWAPTIONS — (0.0)%
Put Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(45,751,000)	4.60	07/15/2026	$–
Call Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(45,751,000)	3.60	07/15/2026	$–
2-Year Interest Rate Swap	Goldman Sachs	(129,480,000)	3.33	12/07/2026	(127)
		(175,231,000)			(127)
Total Written Swaptions		$(220,982,000)			$(127)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	887	Sep-2026	$182,939	$182,840	$(99)
U.S. 2-Year Treasury Note	434	Sep-2026	89,448	89,462	14
U.S. 5-Year Treasury Note	1,500	Sep-2026	160,086	160,570	484
U.S. 10-Year Treasury Note	250	Sep-2026	27,292	27,472	180
U.S. Long Treasury Bond	38	Sep-2026	4,165	4,313	148
U.S. Ultra Long Treasury Bond	143	Sep-2026	16,051	16,611	560
			479,981	481,268	1,287
Short Contracts
Australian 10-Year Bonds	(110)	Sep-2026	$(8,363)	$(8,369)	$(118)
Australian 3-Year Bonds	(78)	Sep-2026	(5,703)	(5,652)	(26)
Euro-BOBL	(80)	Sep-2026	(10,644)	(10,553)	(72)
Euro-BUND 10-Year Bonds	(66)	Sep-2026	(9,632)	(9,609)	(122)
Euro-BUXL	(15)	Sep-2026	(1,885)	(1,907)	(52)
Euro-SCHATZ	(80)	Sep-2026	(9,812)	(9,692)	(25)
Long GILT 10-Year Bonds	(20)	Sep-2026	(2,340)	(2,368)	(45)
U.S. Ultra Long Treasury Bond	(103)	Sep-2026	(11,755)	(11,964)	(209)
Ultra 10-Year U.S. Treasury Notes	(528)	Sep-2026	(58,658)	(59,384)	(726)
			(118,792)	(119,498)	(1,395)
			$361,189	$361,770	$(108)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/11/26	GBP	11,817	USD	15,590	$(91)
Citigroup	09/11/26	AUD	15,091	USD	10,389	(48)
Citigroup	09/11/26	EUR	27,153	USD	31,014	(125)
Goldman Sachs	09/11/26	USD	8,075	GBP	6,118	43
JPMorgan Chase Bank	09/11/26	GBP	454	USD	599	(3)
						$(224)

SEI Institutional Managed Trust	135

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2026 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1D STERLING OVERNIGHT INDEX AVERAGE (SONIA)	4.00% Fixed	Annually	06/26/2028	GBP	2,452	$(1)	$–	$(1)
1D STERLING OVERNIGHT INDEX AVERAGE (SONIA)	4.00% Fixed	Annually	06/26/2028	GBP	44,895	(19)	2	(21)
						$(20)	$2	$(22)

Percentages are based on Net Assets of $3,646,766 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2026.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $547,674 ($ Thousands), representing 15.0% of the Net Assets of the Fund.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,891	$1,852,738	$(1,785,867)	$—	$—	$134,762	$3,328	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

136	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 38.9%

Consumer Staples — 2.9%
Hyundai Capital America
3.998%, 08/10/2026 (A)	$10,000	$9,954
Nutrien
3.978%, 07/17/2026 (A)	10,000	9,981
Penske Truck Leasing
4.063%, 07/24/2026 (A)	10,000	9,972
		29,907
Financials — 34.1%
Alinghi Funding
4.100%, 01/27/2027 (A)	2,000	2,001
American Honda Finance
4.012%, 07/08/2026 (A)	10,000	9,991
ANZ New Zealand International
4.309%, 07/16/2026 (A)	2,500	2,496
3.913%, 07/02/2026 (A)	3,000	2,999
3.855%, 09/14/2026 (A)	4,500	4,465
3.763%, 09/04/2026 (A)	9,000	8,938
Aquitaine Funding
3.767%, 08/14/2026 (A)	10,500	10,449
ASB Bank
3.756%, 11/23/2026 (A)	6,500	6,397
Banco Bilbao Vizcaya Argentaria
3.835%, 07/22/2026 (A)	3,000	2,993
Bank of America Securities
4.425%, 07/01/2026 (A)	6,710	6,709
4.061%, 05/06/2027 (A)	5,000	4,822
Barclays Bank
4.020%, 06/21/2027 (A)	4,000	4,013
Barclays Capital
4.147%, 05/07/2027 (A)	5,000	4,815
Bedford Row Funding
3.703%, 07/01/2026 (A)	9,000	8,999
Britannia Funding
4.020%, 02/12/2027 (A)	4,000	3,999
Brookfield BRP Holdings
4.261%, 07/08/2026 (A)	9,000	8,992
Chesham Finance
3.680%, 07/01/2026 (A)	3,000	3,000
Citigroup
3.920%, 08/03/2026 (A)	5,000	5,001
Columbia Funding
4.070%, 12/21/2026 (A)	2,000	2,000
3.833%, 07/13/2026 (A)	4,700	4,694
Commonweath Bank of Australia
4.132%, 03/18/2027 (A)	6,000	5,821
Concord Minutemen Capital
0.000%, 12/14/2026 (B)	7,300	7,302
CRH America Finance
4.050%, 07/27/2026 (A)	9,500	9,471
DNB Bank
3.746%, 01/07/2027 (A)	5,500	5,384
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Federation des Caisses Desjardins
3.758%, 02/25/2027 (A)	$4,000	$3,892
Fidelity National Information Services
4.022%, 07/07/2026 (A)	10,000	9,992
HQLA Funding
4.068%, 12/15/2026 (A)	2,000	1,962
HSBC Bank USA
3.970%, 05/10/2027 (A)	3,000	3,000
ING US Funding
3.920%, 12/01/2026 (A)	5,500	5,500
3.900%, 08/14/2026 (A)	1,000	1,000
Ionic
4.094%, 09/28/2026 (A)	3,000	2,970
Korea Development Bank
4.071%, 04/07/2027 (A)	10,000	9,679
3.814%, 09/08/2026 (A)	9,000	8,932
Landesbank Baden-Wurttemberg
3.630%, 07/01/2026 (A)	37,000	36,996
Lloyds Bank
3.979%, 07/01/2026 (A)	2,500	2,500
3.920%, 12/01/2026 (A)	5,000	5,000
Mackinac Funding
3.843%, 07/14/2026 (A)	3,500	3,495
Macquarie Bank
4.213%, 07/20/2026 (A)	5,000	4,989
4.180%, 05/19/2027 (A)	3,000	2,886
4.169%, 06/01/2027 (A)	6,000	5,763
4.167%, 03/29/2027 (A)	3,000	2,905
4.120%, 04/20/2027 (A)	3,000	3,003
4.081%, 04/22/2027 (A)	2,500	2,413
4.069%, 04/19/2027 (A)	2,000	1,931
3.982%, 09/24/2026 (A)	3,000	2,972
3.950%, 02/08/2027 (A)	4,000	4,001
3.890%, 11/30/2026 (A)	2,500	2,500
Mainbeach Funding
3.830%, 08/20/2026 (A)	3,500	3,481
National Australia Bank
4.070%, 03/17/2027 (A)	5,000	5,002
National Bank of Canada
4.299%, 06/16/2027 (A)	4,000	3,838
4.057%, 05/04/2027 (A)	10,000	9,647
4.020%, 07/06/2027 (A)	10,000	10,001
3.913%, 08/25/2026 (A)	6,000	5,965
3.753%, 02/11/2027 (A)	5,000	4,873
Ridgefield Funding
3.824%, 08/21/2026 (A)	6,500	6,464
Royal Bank of Canada
4.020%, 07/12/2027 (A)	2,000	2,001
3.890%, 08/10/2026 (A)	2,000	2,000
Skandinaviska Enskilda Banken
4.104%, 04/02/2027 (A)	4,000	3,874
Svenska Handelsbanken
3.920%, 09/29/2026 (A)	5,000	5,002

SEI Institutional Managed Trust	137

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
3.836%, 09/10/2026 (A)	$8,000	$7,940
3.802%, 09/18/2026 (A)	3,500	3,471
UBS
4.291%, 10/15/2026 (A)	2,000	2,000
Verto Capital I
3.932%, 09/18/2026 (A)	3,000	2,973
3.896%, 08/26/2026 (A)	3,000	2,981
3.835%, 08/18/2026 (A)	3,000	2,984
Westpac Banking
3.920%, 08/25/2026 (A)	4,750	4,751
		353,280
Utilities — 1.9%
Ameren
3.830%, 07/01/2026 (A)	10,000	9,999
Southern Company (The)
4.012%, 07/22/2026 (A)	10,000	9,976
		19,975

Total Commercial Paper
(Cost $403,330) ($ Thousands)		403,162

CORPORATE OBLIGATIONS — 7.8%
Financials — 7.8%
Banco Santander
3.920%, SOFR + 0.280%, 12/07/2026 (C)	4,000	4,000
Bank of Montreal IL
4.090%, SOFR + 0.450%, 07/16/2027 (C)	3,000	3,000
4.020%, SOFR + 0.380%, 02/19/2027 (C)	4,500	4,503
3.980%, SOFR + 0.340%, 03/22/2027 (C)	5,000	5,001
Bank of Nova Scotia
3.930%, SOFR + 0.290%, 02/08/2027 (C)	2,000	2,000
Barclays Bank
4.060%, SOFR + 0.420%, 04/23/2027 (C)	4,000	4,002
4.040%, SOFR + 0.400%, 11/13/2026 (C)	3,000	3,002
3.970%, SOFR + 0.330%, 08/10/2026 (C)	2,000	2,000
3.970%, SOFR + 0.330%, 03/01/2027 (C)	4,000	4,000
MUFG Bank NY
4.010%, SOFR + 0.350%, 09/10/2026 (C)	4,400	4,401
3.880%, SOFR + 0.220%, 09/15/2026 (C)	5,500	5,501
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordea Bank Abp NY
3.970%, SOFR + 0.330%, 12/15/2026 (C)	$5,000	$5,002
Oversea-Chinese Banking
3.960%, SOFR + 0.300%, 03/12/2027 (C)	4,000	4,003
Royal Bank of Canada NY
3.990%, SOFR + 0.350%, 11/13/2026 (C)	2,000	2,001
Standard Chartered Bank
4.060%, SOFR + 0.420%, 05/27/2027 (C)	2,000	2,000
4.060%, SOFR + 0.420%, 07/30/2027 (C)	3,000	3,006
Sumitomo Mitsui Banking
4.020%, SOFR + 0.360%, 10/15/2026 (C)	6,000	6,004
Svenska Handelsbanken NY
3.990%, SOFR + 0.350%, 04/28/2027 (C)	2,000	2,001
3.950%, SOFR + 0.310%, 01/28/2027 (C)	5,000	5,000
3.940%, SOFR + 0.300%, 10/15/2026 (C)	4,000	4,002
Toronto-Dominion Bank
4.040%, SOFR + 0.400%, 12/14/2026 (C)	2,000	2,001
Wells Fargo Bank
3.990%, SOFR + 0.350%, 01/08/2027 (C)	2,000	2,001
3.940%, SOFR + 0.300%, 03/24/2027 (C)	2,000	2,000
		80,431

Total Corporate Obligations
(Cost $80,400) ($ Thousands)		80,431

CERTIFICATES OF DEPOSIT — 23.7%
Alinghi Funding
4.130%, 03/19/2027	$2,000	2,000
Banco Bilbao Vizcaya Argentaria
4.000%, 10/08/2026	3,000	3,000
Bank of America
4.420%, 07/01/2027	3,000	3,000
4.200%, 06/01/2027	1,000	1,000
4.100%, 04/02/2027	3,000	3,000
4.020%, 07/02/2027	1,000	1,000
3.940%, 07/02/2026	5,500	5,500
3.770%, 01/04/2027	2,000	2,000
0.000%, 04/09/2027 (B)	2,000	2,001
Bank of Montreal
4.030%, 06/01/2027	3,000	3,000

138	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.020%, 06/23/2027	$4,000	$3,999
4.000%, 03/11/2027	6,000	5,990
3.910%, 11/13/2026	5,000	5,001
Bank of Nova Scotia
4.030%, 03/15/2027	5,000	4,995
3.800%, 01/08/2027	3,000	2,994
Barclays Bank
4.050%, 03/12/2027	5,000	4,994
3.930%, 12/09/2026	3,500	3,496
BNP Paribas
4.000%, 12/22/2026	3,000	2,999
4.000%, 12/31/2026	2,000	2,000
3.920%, 02/12/2027	3,000	3,000
3.800%, 07/13/2026	1,500	1,500
3.800%, 09/24/2026	3,000	2,999
Britannia Funding
4.040%, 12/23/2026	5,000	5,000
Canadian Imperial Bank of Commerce
4.160%, 08/12/2026	5,000	5,002
4.000%, 03/15/2027	5,000	4,992
3.730%, 03/22/2027	3,000	2,989
Cooperatieve Rabobank
4.000%, 02/10/2027	3,000	2,998
Credit Industriel et Commercial
3.920%, 02/05/2027	4,000	4,000
Deutsche Bank
3.850%, 10/15/2026	6,000	5,996
DNB Bank
3.880%, 11/19/2026	3,000	3,000
Goldman Sachs
4.120%, 03/31/2027	5,500	5,497
3.939%, 02/18/2027	6,000	6,002
HSBC Bank USA
3.970%, 07/10/2026	2,000	2,000
Korea Development Bank
3.800%, 09/18/2026	16,000	15,996
National Bank of Canada
4.030%, 04/09/2027	3,000	3,002
Natixis
4.040%, 01/08/2027	2,000	1,999
Nordea Bank
4.300%, 07/01/2027	3,000	2,996
3.970%, 08/14/2026	3,000	3,000
Oversea Chinese Banking
3.870%, 07/09/2026	4,000	4,000
Ridgefield Funding
3.850%, 08/03/2026	9,000	9,001
Royal Bank of Canada
4.250%, 06/14/2027	3,000	2,997
4.100%, 08/14/2026	3,000	3,001
4.000%, 03/12/2027	5,000	4,992
3.960%, 11/18/2026	2,000	1,999
3.910%, 08/26/2026	10,000	10,002
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
3.850%, 12/04/2026	$3,000	$2,997
3.740%, 10/05/2026	4,000	3,998
Standard Chartered Bank
3.940%, 11/13/2026	4,000	4,002
Sumitomo Mitsui Banking
3.940%, 02/05/2027	4,000	4,001
3.870%, 08/21/2026	5,000	5,000
Svenska Handelsbanken
3.935%, 11/17/2026	1,000	1,000
Toronto-Dominion Bank
4.020%, 07/09/2027	4,000	4,001
4.000%, 03/12/2027	3,000	2,995
3.930%, 03/23/2027	3,000	3,000
3.900%, 08/10/2026	3,000	3,001
3.850%, 08/10/2026	5,000	5,000
3.730%, 03/25/2027	3,000	2,991
UBS
4.067%, 11/05/2026	2,000	2,000
4.012%, 05/10/2027	3,000	3,001
3.820%, 02/19/2027	1,000	997
Wells Fargo Bank
4.070%, 04/09/2027	1,000	999
3.920%, 03/17/2027	3,000	3,000
3.750%, 01/27/2027	5,000	4,989
Westpac Banking
4.200%, 03/24/2027	1,000	1,000
3.900%, 02/22/2027	8,000	8,000
Total Certificates of Deposit
(Cost $246,000) ($ Thousands)		245,901

REPURCHASE AGREEMENTS(D) — 29.6%
Bank of America Securities 3.650%, dated 06/30/2026, to be repurchased on 07/1/2026, repurchase price $100,010,139 (collateralized by GNMA obligations, ranging in par value $2,000 - $27,943,000, 2.000% - 7.000%, 01/20/2028 - 11/20/2065; with total market value $102,021,876)
	$100,000	100,000
Goldman Sachs & Co. 3.650%, dated 06/30/2026, to be repurchased on 07/1/2026, repurchase price $120,012,167 (collateralized by GNMA obligations, ranging in par value $106,686 - $93,432,576, 2.000% - 7.500%, 11/15/2033 - 06/20/2064; with total market value $122,422,111)
	120,000	120,000

SEI Institutional Managed Trust	139

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
TD Securities 3.650%, dated 06/30/2026, to be repurchased on 07/1/2026, repurchase price $87,008,821 (collateralized by GNMA obligations, ranging in par value $20,161,992 - $72,469,774, 5.000% - 5.500%, 07/20/2055 - 05/20/2056; with total market value $88,753,146)
	$87,000	$87,000

Total Repurchase Agreements
(Cost $307,000) ($ Thousands)		307,000

Total Investments in Securities — 100.0%
(Cost $1,036,730) ($ Thousands)		$1,036,494

Percentages are based on Net Assets of $1,036,772 ($ Thousands).

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	No interest rate available.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

140	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 90.5%

Arizona — 3.3%
Buckeye, Excise Tax Revenue, RB
5.000%, 07/01/2026	$350	$350
Glendale, Water & Sewer Revenue, RB
5.000%, 07/01/2026	1,125	1,125
Maricopa County Industrial Development Authority, Ser A, RB
5.000%, 01/01/2027	900	910
Maricopa County, Paradise Valley, Unified School District No. 69, Ser B, GO
5.000%, 07/01/2026	1,115	1,115
Mesa, Utility System Revenue, RB, AG
5.000%, 07/01/2026	1,500	1,500
Pima County Unified School District No. 1 Tucson, Ser B, GO
5.000%, 07/01/2027	400	410
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
1.650%, 09/01/2035 (A)(B)	1,500	1,500
		6,910
Arkansas — 0.3%
Arkansas Development Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
2.875%, 07/01/2057 (A)	650	650

California — 1.7%
City of Los Angeles California, RB
5.000%, 06/24/2027	1,600	1,634
East County Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,920	1,920
		3,554
Colorado — 6.2%
Adams & Weld Counties School District No. 27J Brighton, Ser A, GO
5.500%, 12/01/2026	635	643
City of Colorado Springs Colorado Utilities System Revenue, Sub-Ser, RB
1.660%, 11/01/2035 (A)	590	590
City of Commerce City Colorado Sales & Use Tax Revenue, RB
5.000%, 08/01/2026	1,630	1,633
Colorado Health Facilities Authority, RB
5.000%, 12/01/2026	900	908
Colorado Housing and Finance Authority, Ser A-1-REMK, RB
1.750%, 10/01/2057 (A)	1,000	1,000
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
1.500%, 11/01/2036 (A)	3,735	3,735
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
1.640%, 05/15/2062 (A)	$4,700	$4,700
		13,209
Connecticut — 4.0%
Connecticut Housing Finance Authority, Ser A, RB
1.640%, 11/15/2051 (A)	640	640
Connecticut Innovations, RB
1.640%, 12/01/2039 (A)(B)	195	195
Connecticut State Health & Educational Facilities Authority, Ser S, RB
1.650%, 07/01/2053 (A)	800	800
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-2, RB, GNMA/FNMA/FHLMC
1.600%, 11/15/2052 (A)	3,200	3,200
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
1.600%, 05/15/2040 (A)	295	295
State of Connecticut Clean Water Fund - State Revolving Fund, Ser A, RB
5.000%, 03/01/2027	1,725	1,754
University of Connecticut, Ser A, RB
5.000%, 02/15/2027	1,600	1,625
		8,509
Delaware — 0.1%
City of Wilmington Delaware, GO
5.000%, 12/01/2026	300	303

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB
3.200%, 09/01/2040 (A)	220	220
Metropolitan Washington Airports Authority Aviation Revenue, Ser D-REMK, RB
1.640%, 10/01/2040 (A)(B)	950	950
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
1.690%, 10/01/2053 (A)(B)(C)	95	95
		1,265
Florida — 6.2%
City of Palm Coast Florida Utility Revenue, RB
5.000%, 10/01/2026	480	483
Hillsborough County Industrial Development Authority, RB
0.150%, 11/15/2054 (A)	650	650

SEI Institutional Managed Trust	141

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lucie County, Florida Power & Light Project, Ser R, RB
1.750%, 09/01/2028 (A)	$7,100	$7,100
Miami-Dade County, Florida Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2026	2,000	2,011
Orlando, Utilities Commission, Ser B, RB
3.030%, 10/01/2039	855	855
School Board of Miami-Dade County, RB
4.000%, 01/07/2027	2,000	2,013
		13,112
Georgia — 0.8%
City of Atlanta Georgia Water & Wastewater Revenue, Sub-Ser, RB
5.000%, 11/01/2026	650	656
County of Fulton Georgia, RB
5.000%, 12/30/2026	950	961
		1,617
Idaho — 1.9%
Idaho Health Facilities Authority, St. Luke's Health System Project, Ser D, RB
0.150%, 03/01/2060 (A)(B)	2,300	2,300
State of Idaho, GO
4.000%, 06/30/2027	1,600	1,621
		3,921
Indiana — 1.0%
Ivy Tech Community College of Indiana, Ser Y, RB
5.000%, 07/01/2026	300	300
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
1.790%, 04/01/2030 (A)(C)	1,770	1,770
		2,070
Iowa — 4.5%
Iowa Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
1.620%, 01/01/2052 (A)	550	550
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
1.900%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
1.680%, 09/01/2036 (A)	1,600	1,600
		9,650
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.2%
University of Kansas Hospital Authority, RB
5.000%, 03/01/2027	$315	$320

Kentucky — 0.2%
Kentucky State Property & Building Commission, Ser A, RB
5.000%, 03/01/2027	400	406

Louisiana — 1.8%
Louisiana Housing, RB
3.200%, 06/01/2046 (A)	340	340
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A-1, RB
0.150%, 05/01/2043 (A)(B)	2,025	2,025
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
1.890%, 11/01/2040 (A)	1,500	1,500
		3,865
Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
1.680%, 02/01/2041 (A)	1,170	1,170

Massachusetts — 2.0%
Massachusetts Development Finance Agency, Ser E-1, RB
0.100%, 07/01/2052 (A)	300	300
Town of Bedford Massachusetts, GO
4.000%, 04/09/2027	2,000	2,021
Town of Hingham Massachusetts, GO
4.000%, 02/12/2027	2,000	2,015
		4,336
Michigan — 1.2%
Michigan Finance Authority, Ser A-2, RB
5.000%, 08/20/2026 (B)	1,200	1,203
Michigan State Housing Development Authority, RB
2.670%, 12/01/2042 (A)	345	345
Rockford Public Schools, GO, Q-SBLF
5.000%, 05/01/2027	640	652
Walled Lake Consolidated School District, GO, Q-SBLF
5.000%, 05/01/2027	375	383
		2,583
Minnesota — 0.9%
Minnesota Housing Finance Agency, Ser R, RB, GNMA/FNMA/FHLMC
1.640%, 01/01/2041 (A)	2,000	2,000

142	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 5.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
1.720%, 04/15/2034 (A)(B)	$4,100	$4,100
RBC Municipal Products Trust, Ser C-16, RB
1.690%, 09/01/2039 (A)(B)(C)	3,500	3,500
Tender Option Bond Trust Receipts, Ser 2025-YX1436, RB
1.670%, 01/01/2048 (A)(C)	3,730	3,730
		11,330
Nebraska — 0.8%
Nebraska Investment Finance Authority, Ser F, AMT, RB, GNMA/FNMA/FHLMC
3.100%, 03/01/2027	770	771
Nebraska Public Power District, Ser A, RB
5.000%, 01/01/2027	1,000	1,012
		1,783
New Jersey — 4.1%
Borough of Oradell New Jersey, GO
4.000%, 07/21/2026	700	700
Borough of Pompton Lakes New Jersey, GO
3.500%, 06/04/2027	800	805
County of Essex New Jersey, GO
4.000%, 07/07/2027	1,900	1,926
Hudson County Improvement Authority, Ser B-1, RB
4.000%, 06/11/2027	1,300	1,316
New Jersey Health Care Facilities Financing Authority, RB
5.000%, 07/01/2027	2,500	2,562
Township of Raritan New Jersey, GO
4.000%, 04/29/2027	1,468	1,481
		8,790
New Mexico — 1.7%
Albuquerque Municipal School District No. 12, Ser A, GO
5.000%, 08/01/2026	2,200	2,204
Santa Fe Public School District, GO
5.000%, 08/01/2026	1,300	1,302
		3,506
New York — 3.4%
City of New York New York, Sub-Ser D-3, GO
0.350%, 05/01/2052 (A)	4,800	4,800
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
1.620%, 11/01/2050 (A)(B)	2,500	2,500
		7,300
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 2.7%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB, AGM
0.150%, 01/15/2044 (A)(B)	$3,000	$3,000
City of Durham North Carolina, Ser A, RB
5.000%, 04/01/2027	590	601
City of Winston-Salem North Carolina Water & Sewer System Revenue, RB
5.000%, 06/01/2027	1,075	1,100
University of North Carolina at Chapel Hill, Ser A-REMK, RB
0.150%, 02/15/2031 (A)	1,100	1,100
		5,801
Ohio — 0.7%
City of Miamisburg Ohio, GO
3.750%, 10/21/2026	450	451
County of Franklin Ohio, RB
5.000%, 11/01/2026	600	604
State of Ohio, RB
5.000%, 12/15/2026	400	405
		1,460
Oregon — 0.4%
Clackamas & Washington Counties School District No. 3, Ser B, GO, SCH BD GTY
5.000%, 06/15/2027	425	435
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
0.150%, 08/01/2034 (A)(B)	300	300
		735
Pennsylvania — 4.3%
Allegheny County Sanitary Authority, RB
5.000%, 12/01/2026	550	555
Emmaus General Authority, General Authority Revenue, RB, AG
1.650%, 12/01/2028 (A)	900	900
General Authority of Southcentral Pennsylvania, Ser E, RB
0.400%, 06/01/2035 (A)	3,530	3,530
Pennsylvania Economic Development Financing Authority, Ser A, RB
5.000%, 12/15/2026	550	555
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, RB, AG
1.640%, 11/01/2038 (A)	3,600	3,600
		9,140
South Carolina — 3.3%
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
1.640%, 03/01/2063 (A)(B)	2,800	2,800

SEI Institutional Managed Trust	143

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
1.820%, 01/01/2036 (A)(B)	$3,800	$3,800
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
1.760%, 12/01/2055 (A)(C)	400	400
		7,000
South Dakota — 2.7%
South Dakota Housing Development Authority, Ser D-REMK, RB, GNMA/FNMA/FHLMC
1.650%, 05/01/2043 (A)	3,100	3,100
South Dakota State, Housing Development Authority, Ser A, RB
1.640%, 11/01/2062 (A)	2,685	2,685
		5,785
Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County Tennessee, Ser D, GO
5.000%, 01/01/2027	700	709

Texas — 11.6%
City of El Paso Texas Water & Sewer Revenue, RB
5.000%, 03/01/2027	800	813
City of El Paso Texas, GO
5.000%, 08/15/2027	1,300	1,335
City of Houston Texas Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2026	1,000	1,000
City of Lubbock Texas, GO
5.000%, 02/15/2027	1,585	1,609
Collin County Community College District, Ser A, GO
5.000%, 08/15/2026	1,200	1,203
County of Denton Texas, GO
5.000%, 07/15/2027	650	667
Houston Independent School District, GO
5.000%, 02/15/2027	1,900	1,929
Houston, Combined Utility System, Ser C-REMK, RB
1.640%, 05/15/2034 (A)	2,900	2,900
Legacy Denton Public Facility, RB
2.960%, 04/01/2043 (A)	1,750	1,749
Melissa Independent School District, GO
5.000%, 02/01/2027	320	324
Midlothian Independent School District, GO
5.000%, 02/15/2027	580	589
North Texas Tollway Authority, Ser A, RB
5.000%, 01/01/2027	625	632
Palestine Independent School District, GO
5.000%, 02/15/2027	620	629
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
State of Texas, GO
5.000%, 10/01/2026	$675	$679
State of Texas, Ser D-REMK, GO
1.800%, 06/01/2045 (A)	3,780	3,780
Tarrant County Cultural Education Facilities Finance, RB
5.000%, 10/01/2026	1,300	1,307
Texas State, Veterans Bonds, Ser B, GO
1.750%, 12/01/2042 (A)	1,500	1,500
Texas Transportation Commission, GO
5.000%, 04/01/2027	800	815
Texas Water Development Board, RB
5.000%, 10/15/2026	1,200	1,208
		24,668
Utah — 1.0%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
1.700%, 10/01/2035 (A)	2,085	2,085

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Ser A, RB
1.720%, 12/01/2030 (A)(B)	600	600

Virginia — 1.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser C, RB
1.670%, 05/15/2042 (A)	1,955	1,955
Loudoun County Economic Development Authority, RB
1.650%, 06/01/2043 (A)	1,100	1,100
Lynchburg Economic Development Authority, RB
5.000%, 01/01/2027	300	303
Virginia Housing Development Authority, Ser J, RB, GNMA/FNMA/FHLMC
2.800%, 01/01/2057 (A)	650	650
		4,008
Washington — 2.5%
Energy Northwest, Ser A, RB
5.000%, 07/01/2027	1,500	1,539
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY
5.000%, 12/01/2026	1,875	1,892
Washington State, Housing Finance Commission, Ser VR, RB
1.640%, 12/01/2046 (A)	1,900	1,900
		5,331

144	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 0.8%
West Virginia State, Hospital Finance Authority, West Virginia University, Ser C, RB
1.640%, 06/01/2034 (A)(B)	$1,785	$1,785

Wisconsin — 3.7%
Public Finance Authority, Ser B-R, RB
0.100%, 10/01/2055 (A)(B)	900	900
Wisconsin Department of Transportation, Ser 1, RB
5.000%, 07/01/2027	1,000	1,026
Wisconsin Health & Educational Facilities Authority, RB
1.650%, 08/15/2055 (A)(B)	1,250	1,250
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Ser A, RB, GNMA/FNMA/FHLMC
2.650%, 03/01/2027	680	679
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
1.640%, 03/01/2041 (A)	2,520	2,520
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
1.640%, 03/01/2038 (A)	1,400	1,400
		7,775
Wyoming — 1.5%
Wyoming State, Community Development Authority, Ser 2, RB, GNMA/FNMA/FHLMC
1.500%, 06/01/2048 (A)	1,800	1,800
Wyoming State, Community Development Authority, Ser 4, RB
1.670%, 12/01/2048 (A)	1,410	1,410
		3,210

Total Municipal Bonds
(Cost $192,264) ($ Thousands)		192,251

TAX-EXEMPT COMMERCIAL PAPER — 13.7%
Atlanta
2.400%, 07/07/2026	300	300
Austin
2.580%, 11/04/2026	300	300
Denver City & County, Water & Sewer Revenue
2.620%, 10/21/2026	1,700	1,699
El Paso, Water & Sewer Revenue
2.700%, 07/15/2026	1,000	1,000
2.700%, 07/15/2026	300	300
2.680%, 07/15/2026	1,000	1,000
Lincoln, Electric System Revenue
2.550%, 10/15/2026	1,300	1,300
Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
Long Island, Power Authority
2.550%, 07/20/2026	$1,600	$1,600
Massachusetts State, Water Resources Authority
2.400%, 07/08/2026	3,400	3,400
Metropolitan Government of Louisville & Jefferson County Kentucky
2.520%, 08/19/2026	1,300	1,300
Metropolitan Government of Nashville & Davidson County Tennessee
2.570%, 10/22/2026	500	500
Montgomery County Maryland
2.530%, 09/03/2026	1,100	1,100
Nashville & Davidson County, Sewer Revenue
2.850%, 09/22/2026	600	600
2.590%, 09/01/2026	1,000	1,000
Omaha, Public Power District
2.480%, 09/17/2026	900	900
San Antonio
2.800%, 11/17/2026	1,500	1,500
San Diego, Water Resources Authority
2.400%, 09/08/2026	800	800
Texas A&M
2.600%, 08/13/2026	2,600	2,600
2.530%, 07/15/2026	900	900
Trinity River Authority
2.700%, 08/04/2026	1,900	1,900
University of Texas
2.450%, 08/17/2026	1,000	1,000
2.400%, 07/01/2026	2,900	2,900
University of Virginia
2.500%, 10/06/2026	1,100	1,099

Total Tax-Exempt Commercial Paper
(Cost $29,000) ($ Thousands)		28,998

Total Investments in Securities — 104.2%
(Cost $221,264) ($ Thousands)		$221,249

Percentages are based on Net Assets of $212,423 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $16,995 ($ Thousands), representing 8.0% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	145

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$10,455	$10,977
3.625%, 04/15/2028	9,111	9,339
2.500%, 01/15/2029	8,238	8,341
2.375%, 10/15/2028	24,385	24,645
2.125%, 04/15/2029	24,685	24,752
1.750%, 01/15/2028	8,837	8,775
1.625%, 10/15/2027	24,002	23,882
1.625%, 10/15/2029	25,847	25,665
1.625%, 04/15/2030	26,938	26,609
1.250%, 04/15/2028	23,653	23,268
1.250%, 04/15/2031	14,157	13,715
1.125%, 10/15/2030	27,656	26,853
0.875%, 01/15/2029	16,216	15,774
0.750%, 07/15/2028	18,726	18,308
0.500%, 01/15/2028	21,622	21,067
0.375%, 07/15/2027	21,119	20,766
0.250%, 07/15/2029	19,137	18,250
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2030	$21,625	$20,305
0.125%, 07/15/2030	23,843	22,276
0.125%, 01/15/2031	24,734	22,843

Total U.S. Treasury Obligations
(Cost $389,823) ($ Thousands)		386,410

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	781,211	781
Total Cash Equivalent
(Cost $781) ($ Thousands)		781
Total Investments in Securities — 99.7%
(Cost $390,604) ($ Thousands)		$387,191

Percentages are based on Net Assets of $388,292 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$844	$19,718	$(19,781)	$—	$—	$781	$47	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

146	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 76.4%

Communication Services — 6.9%
Alphabet Inc, Cl A	54,272	$19,395
Alphabet Inc, Cl C	43,739	15,454
AT&T Inc	63,809	1,321
Charter Communications Inc, Cl A *	768	109
Comcast Corp, Cl A	33,458	821
EchoStar Corp, Cl A *	1,286	131
Electronic Arts Inc	2,130	437
Fox Corp, Cl A	2,122	111
Fox Corp, Cl B	1,312	61
Live Nation Entertainment Inc *	1,420	260
Meta Platforms Inc, Cl A	20,317	11,444
Netflix Inc *	38,837	2,773
News Corp, Cl A	3,536	88
News Corp, Cl B	1,243	35
Omnicom Group Inc	2,480	181
Paramount Skydance Corp, Cl B	2,646	26
Take-Two Interactive Software Inc, Cl A *	1,628	407
TKO Group Holdings Inc, Cl A	533	107
T-Mobile US Inc	4,242	712
Trade Desk Inc/The, Cl A *	4,509	82
Verizon Communications Inc	38,403	1,626
Walt Disney Co/The	15,962	1,536
Warner Bros Discovery Inc *	23,004	613
		57,730
Consumer Discretionary — 6.6%
Airbnb Inc, Cl A *	3,918	561
Amazon.com Inc, Cl A *	90,610	21,596
Aptiv PLC *	2,203	135
AutoZone Inc *	149	476
Best Buy Co Inc	1,994	151
Booking Holdings Inc	7,112	1,268
Carnival Corp Ltd	12,134	347
Carvana Co, Cl A *	6,660	438
Chipotle Mexican Grill Inc, Cl A *	11,737	399
Darden Restaurants Inc	1,044	215
Deckers Outdoor Corp *	1,198	119
Domino's Pizza Inc	316	93
DoorDash Inc, Cl A *	3,441	635
DR Horton Inc	2,412	393
eBay Inc	4,005	448
Expedia Group Inc	1,108	283
Ford Motor Co	37,348	519
Garmin Ltd	1,512	359
General Motors Co	8,505	656
Genuine Parts Co	1,426	168
Hasbro Inc	1,344	111
Hilton Worldwide Holdings Inc	2,073	685
Home Depot Inc/The	9,191	3,241
Las Vegas Sands Corp	2,658	123
Lennar Corp, Cl A	1,988	180
Lowe's Cos Inc	5,251	1,158
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	1,103	$126
Marriott International Inc/MD, Cl A	1,995	739
McDonald's Corp	6,536	1,767
MGM Resorts International *	1,940	93
NIKE Inc, Cl B	11,538	474
Norwegian Cruise Line Holdings Ltd *	4,621	97
NVR Inc *	23	157
O'Reilly Automotive Inc *	7,544	695
PulteGroup Inc	1,784	245
Ralph Lauren Corp, Cl A	401	161
Ross Stores Inc	3,004	639
Royal Caribbean Cruises Ltd	2,332	740
Starbucks Corp	10,441	1,067
Tapestry Inc	1,905	279
Tesla Inc *	26,045	10,954
TJX Cos Inc/The	10,163	1,540
Tractor Supply Co	4,852	153
Ulta Beauty Inc *	416	188
Williams-Sonoma Inc	1,103	257
Wynn Resorts Ltd	852	83
Yum! Brands Inc	2,626	420
		55,631
Consumer Staples — 3.2%
Altria Group Inc	15,306	1,101
Archer-Daniels-Midland Co	4,472	342
Brown-Forman Corp, Cl B	1,560	42
Bunge Global SA	1,156	123
Casey's General Stores Inc	355	282
Church & Dwight Co Inc	2,151	208
Clorox Co/The	976	93
Coca-Cola Co/The	35,719	2,903
Colgate-Palmolive Co	7,425	681
Constellation Brands Inc, Cl A	1,282	178
Costco Wholesale Corp	4,096	3,832
Dollar General Corp	1,939	223
Dollar Tree Inc *	1,776	215
Estee Lauder Cos Inc/The, Cl A	2,403	190
General Mills Inc	4,813	167
Hershey Co/The	1,367	240
Hormel Foods Corp	3,048	76
J M Smucker Co/The	1,077	121
Kenvue Inc	17,952	343
Keurig Dr Pepper Inc	12,668	415
Kimberly-Clark Corp	3,115	342
Kraft Heinz Co/The	8,624	204
Kroger Co/The	5,163	287
McCormick & Co Inc/MD	2,559	129
Molson Coors Beverage Co, Cl B	1,728	67
Mondelez International Inc, Cl A	11,930	690
Monster Beverage Corp *	6,491	624
PepsiCo Inc	12,573	1,702
Philip Morris International Inc	14,370	2,600
Procter & Gamble Co/The	21,486	3,151

SEI Institutional Managed Trust	147

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sysco Corp	4,457	$372
Target Corp, Cl A	4,297	561
Tyson Foods Inc, Cl A	2,694	154
Walmart Inc	40,499	4,587
		27,245
Energy — 2.1%
APA Corp	3,607	117
Baker Hughes Co, Cl A	9,327	518
Chevron Corp	17,269	2,862
ConocoPhillips	11,169	1,161
Devon Energy Corp	10,983	454
Diamondback Energy Inc, Cl A	1,732	304
EOG Resources Inc	5,047	655
EQT Corp	5,737	305
Expand Energy Corp	2,412	220
Exxon Mobil Corp	38,301	5,237
Halliburton Co	7,710	262
Kinder Morgan Inc	18,683	597
Marathon Petroleum Corp	2,658	680
Occidental Petroleum Corp	6,674	324
ONEOK Inc	5,979	520
Phillips 66	3,645	616
SLB Ltd, Cl A	13,934	648
Targa Resources Corp	2,018	541
Texas Pacific Land Corp	534	234
Valero Energy Corp	2,801	729
Williams Cos Inc/The	11,397	847
		17,831
Financials — 8.3%
Aflac Inc	4,223	495
Allstate Corp/The	2,377	566
American Express Co	4,894	1,655
American International Group Inc	5,071	378
Ameriprise Financial Inc	824	378
Aon PLC, Cl A	2,015	668
Apollo Global Management Inc	4,168	493
Arch Capital Group Ltd *	3,311	321
Ares Management Corp, Cl A	1,850	206
Arthur J Gallagher & Co	2,327	534
Assurant Inc	519	139
Bank of America Corp	60,262	3,434
Bank of New York Mellon Corp/The	6,275	907
Berkshire Hathaway Inc, Cl B *	16,955	8,484
Blackrock Inc	1,353	1,301
Blackstone Inc, Cl A	6,777	797
Block Inc, Cl A *	5,113	389
Brown & Brown Inc	2,631	169
Capital One Financial Corp	5,818	1,167
Cboe Global Markets Inc	956	232
Charles Schwab Corp/The	15,010	1,385
Chubb Ltd	3,306	1,127
Cincinnati Financial Corp	1,404	260
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Citigroup Inc	15,713	$2,199
Citizens Financial Group Inc	3,748	263
CME Group Inc, Cl A	3,417	755
Coinbase Global Inc, Cl A *	2,169	317
Corpay Inc *	621	207
Erie Indemnity Co, Cl A	262	63
Everest Group Ltd	334	119
FactSet Research Systems Inc	387	89
Fidelity National Information Services Inc, Cl B	4,913	191
Fifth Third Bancorp	8,619	486
Fiserv Inc, Cl A *	5,098	250
Franklin Resources Inc	3,229	107
Global Payments Inc	1,987	144
Globe Life Inc	653	117
Goldman Sachs Group Inc/The	2,721	2,752
Hartford Insurance Group Inc/The	2,617	347
Huntington Bancshares Inc/OH	19,484	345
Interactive Brokers Group Inc, Cl A	4,162	362
Intercontinental Exchange Inc	5,141	633
Invesco Ltd	4,639	122
Jack Henry & Associates Inc	745	103
JPMorgan Chase & Co	24,780	8,111
KeyCorp	9,196	212
KKR & Co Inc	6,504	597
Loews Corp	1,720	195
M&T Bank Corp	1,330	317
Marsh & McLennan Cos Inc	4,391	732
Mastercard Inc, Cl A	7,450	3,826
MetLife Inc	4,868	412
Moody's Corp	1,424	645
Morgan Stanley	11,046	2,309
MSCI Inc, Cl A	674	378
Nasdaq Inc, Cl A	4,207	332
Northern Trust Corp	1,737	302
PayPal Holdings Inc	8,567	370
PNC Financial Services Group Inc/The	3,671	904
Principal Financial Group Inc, Cl A	1,739	187
Progressive Corp/The	5,460	1,193
Prudential Financial Inc	3,298	356
Raymond James Financial Inc	1,617	246
Regions Financial Corp	8,031	243
Robinhood Markets Inc, Cl A *	7,211	723
S&P Global Inc	2,835	1,155
Synchrony Financial	3,015	229
T Rowe Price Group Inc	1,912	217
Travelers Cos Inc/The	1,934	639
Truist Financial Corp	11,691	582
US Bancorp	14,667	886
Visa Inc, Cl A	15,337	5,262
W R Berkley Corp	2,557	180
Wells Fargo & Co	28,200	2,330

148	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	910	$238
		69,764
Health Care — 6.3%
Abbott Laboratories	16,311	1,480
AbbVie Inc	16,316	4,106
Agilent Technologies Inc	2,608	346
Align Technology Inc *	680	115
Amgen Inc, Cl A	4,966	1,798
Baxter International Inc	5,440	116
Becton Dickinson & Co	2,517	381
Biogen Inc *	1,324	286
Bio-Techne Corp	1,603	113
Boston Scientific Corp *	13,493	576
Bristol-Myers Squibb Co	18,710	1,078
Cardinal Health Inc	2,119	503
Cencora Inc, Cl A	1,760	498
Centene Corp *	4,212	270
Charles River Laboratories International Inc *	512	116
Cigna Group/The	2,481	684
Cooper Cos Inc/The *	2,016	145
CVS Health Corp	11,703	1,211
Danaher Corp, Cl A	5,772	1,099
DaVita Inc *	358	80
Dexcom Inc *	3,594	242
Edwards Lifesciences Corp, Cl A *	5,446	493
Elevance Health Inc	2,020	781
Eli Lilly & Co	7,317	8,776
GE HealthCare Technologies Inc	4,323	277
Gilead Sciences Inc	11,643	1,471
HCA Healthcare Inc	1,450	565
Henry Schein Inc *	1,038	87
Humana Inc	1,125	447
IDEXX Laboratories Inc *	765	403
Incyte Corp *	1,660	188
Insulet Corp *	618	94
Intuitive Surgical Inc *	3,251	1,293
IQVIA Holdings Inc *	1,603	310
Johnson & Johnson	22,248	5,650
Labcorp Holdings Inc	741	208
McKesson Corp	1,097	829
Medtronic PLC	11,744	919
Merck & Co Inc	22,783	2,928
Mettler-Toledo International Inc *	189	241
Moderna Inc *	3,101	217
Pfizer Inc	52,299	1,259
Quest Diagnostics Inc	974	206
Regeneron Pharmaceuticals Inc	907	566
ResMed Inc	1,366	266
Revvity Inc	1,172	130
Solventum Corp *	1,506	116
STERIS PLC	885	186
Stryker Corp	3,160	995
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Thermo Fisher Scientific Inc	3,418	$1,714
UnitedHealth Group Inc	8,382	3,484
Universal Health Services Inc, Cl B	577	86
Veeva Systems Inc, Cl A *	1,448	257
Vertex Pharmaceuticals Inc *	2,327	1,156
Viatris Inc, Cl W	11,779	187
Waters Corp *	892	335
West Pharmaceutical Services Inc	630	226
Zimmer Biomet Holdings Inc	1,662	143
Zoetis Inc, Cl A	4,032	290
		53,022
Industrials — 6.4%
3M Co	4,850	785
A O Smith Corp	1,091	68
Allegion PLC	892	125
AMETEK Inc	2,170	525
Automatic Data Processing Inc	3,720	833
Axon Enterprise Inc *	749	420
Boeing Co/The *	7,246	1,569
Broadridge Financial Solutions Inc	1,186	162
Builders FirstSource Inc *	1,147	103
Carrier Global Corp	7,070	519
Caterpillar Inc, Cl A	4,254	4,530
CH Robinson Worldwide Inc	1,040	196
Cintas Corp	3,145	535
Comfort Systems USA Inc	326	646
Copart Inc *	8,282	233
CSX Corp	17,327	824
Cummins Inc	1,289	919
Deere & Co	2,352	1,492
Delta Air Lines Inc, Cl A	6,146	576
Dover Corp	1,240	278
Eaton Corp PLC	3,567	1,520
EMCOR Group Inc	415	344
Emerson Electric Co	5,225	748
Equifax Inc	1,117	177
Expeditors International of Washington Inc	1,188	194
Fastenal Co, Cl A	10,923	525
FedEx Corp	2,015	631
Fedex Freight Holding Co Inc *	1,007	152
Fortive Corp	2,994	183
GE Vernova Inc	2,478	2,911
Generac Holdings Inc *	504	148
General Dynamics Corp	2,389	846
General Electric Co	9,631	3,599
Honeywell Aerospace Inc *	2,966	656
Honeywell International Inc	2,966	664
Howmet Aerospace Inc	3,736	1,004
Hubbell Inc, Cl B	481	252
Huntington Ingalls Industries Inc, Cl A	402	113
IDEX Corp	633	144
Illinois Tool Works Inc	2,470	668
Ingersoll Rand Inc	3,335	273

SEI Institutional Managed Trust	149

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jacobs Solutions Inc	1,209	$152
JB Hunt Transport Services Inc	626	181
Johnson Controls International PLC	5,566	813
L3Harris Technologies Inc	1,787	519
Leidos Holdings Inc	1,162	120
Lennox International Inc	271	155
Lockheed Martin Corp	1,856	946
Masco Corp	1,721	140
Nordson Corp	550	166
Norfolk Southern Corp	2,043	643
Northrop Grumman Corp	1,267	645
Old Dominion Freight Line Inc, Cl A	1,707	370
Otis Worldwide Corp	3,643	261
PACCAR Inc	4,775	574
Parker-Hannifin Corp, Cl A	1,155	1,130
Paychex Inc	3,015	296
Pentair PLC	1,681	129
Quanta Services Inc	1,393	1,003
Republic Services Inc	1,915	408
Rockwell Automation Inc	1,063	526
Rollins Inc	2,881	120
RTX Corp	12,409	2,354
Snap-on Inc	450	181
Southwest Airlines Co, Cl A	4,615	237
Stanley Black & Decker Inc	1,544	145
Textron Inc	1,479	136
Trane Technologies PLC	2,023	994
TransDigm Group Inc	524	698
Uber Technologies Inc *	19,056	1,375
Union Pacific Corp	5,455	1,484
United Airlines Holdings Inc *	3,015	410
United Parcel Service Inc, Cl B	6,868	738
United Rentals Inc	583	661
Veralto Corp	2,141	190
Verisk Analytics Inc, Cl A	1,296	233
Vertiv Holdings Co, Cl A	3,519	1,178
Waste Management Inc	3,485	777
Westinghouse Air Brake Technologies Corp	1,591	429
WW Grainger Inc	394	536
Xylem Inc/NY	2,261	267
		53,410
Information Technology — 32.4%
Accenture PLC, Cl A	5,753	716
Adobe Inc *	3,756	770
Advanced Micro Devices Inc *	15,080	8,760
Akamai Technologies Inc *	1,449	171
Amphenol Corp, Cl A	11,323	1,996
Analog Devices Inc	4,491	1,784
Apple Inc	135,983	39,348
Applied Materials Inc	7,333	5,302
AppLovin Corp, Cl A *	2,516	1,296
Arista Networks Inc *	9,491	1,612
Autodesk Inc, Cl A *	1,956	380
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	43,818	$16,552
Cadence Design Systems Inc *	2,574	966
CDW Corp/DE	1,099	155
Ciena Corp *	1,285	630
Cisco Systems Inc	36,481	4,285
Cognizant Technology Solutions Corp, Cl A	4,594	178
Coherent Corp *	1,791	707
Corning Inc, Cl B	7,318	1,869
Crowdstrike Holdings Inc, Cl A *	2,341	1,787
Datadog Inc, Cl A *	3,026	788
Dell Technologies Inc, Cl C	2,651	1,144
F5 Inc, Cl A *	503	209
Fair Isaac Corp *	224	268
First Solar Inc *	978	231
Flex Ltd *	3,468	562
Fortinet Inc *	5,841	897
Gartner Inc *	626	81
Gen Digital Inc	5,666	141
GoDaddy Inc, Cl A *	1,168	99
Hewlett Packard Enterprise Co	12,165	549
HP Inc	8,112	178
Intel Corp *	43,665	6,097
International Business Machines Corp	8,662	2,436
Intuit Inc	2,601	679
Jabil Inc	967	373
Keysight Technologies Inc *	1,604	562
KLA Corp	12,055	3,637
Lam Research Corp	11,553	5,006
Lumentum Holdings Inc *	734	630
Marvell Technology Inc	8,066	2,403
Microchip Technology Inc	5,139	469
Micron Technology Inc	10,434	12,044
Microsoft Corp ^	192,996	71,991
Monolithic Power Systems Inc	456	630
Motorola Solutions Inc	1,509	627
NetApp Inc	1,786	276
NVIDIA Corp	224,255	44,871
NXP Semiconductors	2,296	645
ON Semiconductor Corp *	3,698	350
Oracle Corp, Cl B	15,635	2,291
Palantir Technologies Inc, Cl A *	21,163	2,469
Palo Alto Networks Inc *	7,475	2,549
PTC Inc *	1,212	138
Qnity Electronics Inc	1,903	311
QUALCOMM Inc	9,699	1,792
Roper Technologies Inc	917	310
Salesforce Inc	7,501	1,175
Sandisk Corp *	1,366	3,106
Seagate Technology Holdings PLC	2,064	1,992
ServiceNow Inc *	9,614	954
Skyworks Solutions Inc	1,498	102
Super Micro Computer Inc *	5,144	151
Synopsys Inc *	1,748	780

150	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	2,700	$544
Teledyne Technologies Inc *	424	283
Teradyne Inc	1,424	689
Texas Instruments Inc	8,387	2,500
Trimble Inc *	2,456	126
Tyler Technologies Inc *	376	110
VeriSign Inc	741	186
Western Digital Corp	3,174	2,027
Workday Inc, Cl A *	2,029	248
Zebra Technologies Corp, Cl A *	398	105
		273,075
Materials — 1.3%
Air Products and Chemicals Inc	2,019	592
Albemarle Corp	1,050	142
Amcor PLC	4,665	202
Avery Dennison Corp	788	128
Ball Corp	2,275	142
CF Industries Holdings Inc	1,407	152
Corteva Inc	6,052	513
CRH PLC	6,080	651
Dow Inc	7,167	196
DuPont de Nemours Inc	1,205	164
Ecolab Inc	2,348	654
Freeport-McMoRan Inc, Cl B	13,396	842
International Flavors & Fragrances Inc	2,592	205
International Paper Co	4,723	180
Linde PLC	4,259	2,210
LyondellBasell Industries NV, Cl A	2,598	137
Martin Marietta Materials Inc, Cl A	562	324
Mosaic Co/The	3,333	71
Newmont Corp	10,069	940
Nucor Corp	2,152	479
Packaging Corp of America	784	187
PPG Industries Inc	2,034	247
Sherwin-Williams Co/The, Cl A	2,175	749
Smurfit WestRock PLC	4,580	212
Steel Dynamics Inc	1,246	286
Vulcan Materials Co	1,241	366
		10,971
Real Estate — 1.3%
Alexandria Real Estate Equities Inc ‡	1,569	83
American Tower Corp, Cl A ‡	4,418	723
AvalonBay Communities Inc ‡	1,245	235
BXP Inc ‡	1,526	101
Camden Property Trust ‡	1,079	124
CBRE Group Inc, Cl A *	2,796	377
CoStar Group Inc *	3,832	108
Crown Castle Inc ‡	4,072	308
Digital Realty Trust Inc, Cl A ‡	3,050	548
Equinix Inc ‡	918	957
Equity Residential ‡	3,108	211
Essex Property Trust Inc ‡	651	190
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	1,948	$283
Federal Realty Investment Trust ‡	780	96
Healthpeak Properties Inc ‡	7,114	152
Host Hotels & Resorts Inc ‡	6,539	155
Invitation Homes Inc ‡	4,675	141
Iron Mountain Inc ‡	2,678	338
Kimco Realty Corp ‡	5,788	147
Mid-America Apartment Communities Inc ‡	1,199	167
Prologis Inc ‡	8,709	1,180
Public Storage ‡	1,498	477
Realty Income Corp ‡	8,746	542
Regency Centers Corp ‡	1,678	134
SBA Communications Corp, Cl A ‡	932	164
Simon Property Group Inc ‡	3,017	675
UDR Inc ‡	3,043	121
Ventas Inc ‡	4,650	413
VICI Properties Inc, Cl A ‡	9,767	259
Welltower Inc ‡	6,613	1,501
Weyerhaeuser Co ‡	6,287	150
		11,060
Utilities — 1.6%
AES Corp/The	7,425	109
Alliant Energy Corp	2,239	171
Ameren Corp	2,460	278
American Electric Power Co Inc	5,164	707
American Water Works Co Inc	1,750	230
Atmos Energy Corp	1,599	275
CenterPoint Energy Inc	5,794	255
CMS Energy Corp	3,071	235
Consolidated Edison Inc	3,360	372
Constellation Energy Corp	2,986	742
Dominion Energy Inc	8,141	556
DTE Energy Co	1,880	286
Duke Energy Corp	7,348	930
Edison International	3,512	262
Entergy Corp	4,213	484
Evergy Inc	2,328	201
Eversource Energy	3,680	266
Exelon Corp	9,536	445
FirstEnergy Corp	4,698	223
NextEra Energy Inc	19,180	1,683
NiSource Inc	4,194	199
NRG Energy Inc	2,029	296
PG&E Corp	20,375	343
Pinnacle West Capital Corp	1,205	129
PPL Corp	6,674	243
Public Service Enterprise Group Inc	4,683	380
Sempra	5,928	550
Southern Co/The	10,420	997
Vistra Corp	2,863	454
WEC Energy Group Inc	3,115	364

SEI Institutional Managed Trust	151

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	5,596	$449
		13,114

Total Common Stock
(Cost $212,873) ($ Thousands)		642,853

	Number of Rights
RIGHTS — 0.0%
Holx CVR *‡‡	2,244	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	594,931	595
Total Cash Equivalent
(Cost $595) ($ Thousands)		595
Description	Market Value ($ Thousands)
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $700) ($ Thousands)	$107

PURCHASED SWAPTIONS — 0.3%
Total Purchased Swaptions
(Cost $6,860) ($ Thousands)	2,621

Total Investments in Securities — 76.8%
(Cost $221,028) ($ Thousands)	$646,176

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $3,184) ($ Thousands)	$(3,478)

A list of open exchange traded options contracts for the Fund at June 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
USD CALL / CNH PUT	7,000,000	$49,980	$7.14	2/23/2027	$107

Total Purchased Option		$49,980			$107

A list of open over the counter swaptions contracts for the Fund at June 30, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.3%
Call Swaptions
European Receiver Option	Goldman Sachs	$760,000,000	$0.75	05/28/2027	$367
European Receiver Option	Goldman Sachs	765,200,000	3.00	12/15/2027	1,157
European Receiver Option	Goldman Sachs	780,000,000	3.53	04/12/2027	1,090
European Receiver Option	Goldman Sachs	685,488,762	0.37	08/28/2026	7
Total Purchased Swaptions		$2,990,688,762			$2,621
WRITTEN SWAPTIONS — (0.4)%
Put Swaptions
European Payer Option	Goldman Sachs	$(780,000,000)	4.03	04/12/2027	$(2,444)
Call Swaptions
European Receiver Option	Goldman Sachs	$(760,000,000)	1.50	05/28/2027	$(22)
European Receiver Option	Goldman Sachs	(1,147,800,000)	2.00	12/15/2027	(527)
European Receiver Option	Goldman Sachs	(780,000,000)	3.03	04/12/2027	(485)
		(2,687,800,000)			(1,034)
Total Written Swaptions		$(3,467,800,000)			$(3,478)

152	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Dynamic Asset Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI Emerging Markets Index	301	Sep-2026	$26,940	$26,447	$(493)
S&P 500 Index E-Mini	648	Sep-2026	243,061	244,563	1,502
			$270,001	$271,010	$1,009

A list of open centrally cleared swap agreements held by the Fund at June 30, 2026 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	CPI	Annually	06/06/2030	USD	526,258	$15,418	$–	$15,418
CPI^	2.506%	Annually	06/06/2030	USD	526,258	(17,984)	–	(17,984)
EUR-EURIBOR	2.42500000%	Quarterly	03/27/2027	EUR	497,760	(401)	(1,058)	657
ID SOFR	3.41%	Annually	12/11/2028	USD	399,757	(4,288)	–	(4,288)
3.432%	1D SOFR	Annually	12/11/2056	USD	42,027	5,180	–	5,180
4.161%	1D SOFR	Annually	11/02/2056	USD	84,588	86	–	86
4.35%	1D SOFR	Annually	11/02/2031	USD	330,000	6,630	–	6,630
						$4,641	$(1,058)	$5,699

A list of open OTC swap agreements held by the Fund at June 30, 2026 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	07/30/2026	USD	53,026	$(5,944)	$–	$(5,944)
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	07/30/2026	USD	8,288	(840)	–	(840)
JPMorgan Chase^	Microsoft Corp	Asset Return	SOFR + 77.5 BPS	Annually	12/17/2026	USD	23,474	406	–	406
JPMorgan Chase	Microsoft Corp	Asset Return	SOFR + 77.5 BPS	Annually	12/17/2026	USD	23,474	406	–	406
JPMorgan Chase	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	78,729	533	–	533
Goldman Sachs	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	113,526	768	–	768
Goldman Sachs	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	45,252	306	–	306
								$(4,365)	$–	$(4,365)

Percentages are based on Net Assets of $841,740 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2026.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,311	$55,362	$(64,078)	$—	$—	$595	$242	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	153

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 26.9%

Communication Services — 1.0%
AMC Entertainment Holdings Inc, Cl A *	16,200	$31
Audacy *	833	2
Avaya *(A)	14,995	215
Lumen Technologies Inc *	10,931	84
Uniti Group Inc *	9,706	111
Verizon Communications Inc	43,033	1,822
Xplore Inc *(B)	11,575	139
		2,404
Consumer Discretionary — 4.1%
Adient PLC *	6,330	116
Bob's Discount Furniture *	32,323	511
Champion Homes *	5,142	453
Chewy Inc, Cl A *	5,184	102
Churchill Downs Inc	16,931	1,518
Floor & Decor Holdings Inc, Cl A *	17,341	1,029
Guitar Center *(A)(B)	2,167	181
LKQ Corp	38,824	1,022
Mountaineer Merger Group *(B)	440,372	—
Norwegian Cruise Line Holdings Ltd *	57,925	1,223
Penn Entertainment Inc *	57,139	1,221
Petco Health & Wellness Co Inc, Cl A *	22,505	61
Toll Brothers Inc	7,519	1,239
Vail Resorts Inc	9,046	1,232
		9,908
Consumer Staples — 1.1%
elf Beauty Inc *	16,556	1,225
Primo Brands Corp, Cl A	57,598	1,408
		2,633
Energy — 1.3%
Cameco Corp	9,117	929
Golar LNG Ltd	10,286	512
Kinder Morgan Inc	47,700	1,525
		2,966
Financials — 0.5%
Rocket Cos Inc, Cl A *	77,104	1,214

Health Care — 1.5%
AdaptHealth Corp, Cl A *	9,058	94
Avantor Inc *	160,606	1,590
Carestream Health Holdings *(B)	5,876	62
Eckert & Ziegler	50,828	888
Envision Healthcare *	28,581	522
Lannett *(B)	15,243	184
Lifescan *(A)	2,843	91
Matrix Parent Inc. *	10,548	104
		3,535
Industrials — 7.5%
ATI Inc *	11,917	2,349
Carpenter Technology Corp	3,860	2,381
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Columbus McKinnon Corp/NY	4,815	$73
Forward Air *	2,592	35
GFL Environmental Inc	2,175	80
KBR Inc	30,239	1,044
Melrose Industries	316,819	1,999
Middleby Corp/The *	13,554	2,331
MTU Aero Engines AG	6,072	2,532
Parsons Corp *	35,691	1,870
Sensata Technologies Holding PLC	18,676	892
StandardAero Inc *	81,811	2,447
		18,033
Information Technology — 1.2%
Aeva Technologies Inc *	18,383	528
NXP Semiconductors	6,543	1,839
ON Semiconductor Corp *	5,676	537
Sandvine *	16,838	49
		2,953
Materials — 7.0%
Alcoa Corp	42,991	2,241
Arctic Canadian Diamond Company Ltd *(B)	228	10
Ardagh Metal Packaging SA	366,810	1,738
Century Aluminum Co *	50,201	2,310
Chemours Co/The	618	13
Constellium SE, Cl A *	67,579	2,154
Cornerstone Chemical *(B)	26,482	376
First Quantum Minerals Ltd (Canada) *	73,601	2,010
Harmony Gold Mining ADR	126,693	1,927
International Flavors & Fragrances Inc	19,595	1,552
Sensient Technologies Corp	18,899	2,330
		16,661
Real Estate — 1.7%
Crown Castle Inc ‡	20,045	1,518
Healthcare Realty Trust Inc, Cl A ‡	30,232	610
Pebblebrook Hotel Trust ‡	21,816	423
SBA Communications Corp, Cl A ‡	8,561	1,511
Service Properties Trust ‡	48,576	82
		4,144

Total Common Stock
(Cost $56,955) ($ Thousands)		64,451

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 26.7%
Communication Services — 3.8%
Altice Financing
5.750%, 08/15/2029 (C)	$85	59
AMC Entertainment Holdings
7.500%, 02/15/2029 (C)	160	149
Beasley Mezzanine Holdings
10.000% Cash/PIK, 12/31/2027 (A)(C)	333	230

154	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cable One
4.000%, 11/15/2030 (C)	$260	$140
CCO Holdings
4.500%, 08/15/2030 (C)	110	102
4.250%, 02/01/2031 (C)	120	108
4.250%, 01/15/2034 (C)	240	203
Charter Communications Operating
6.550%, 06/01/2034	120	123
Discovery Global Holdings
5.050%, 03/15/2042	120	88
4.279%, 03/15/2032	45	41
4.054%, 03/15/2029	75	74
DISH DBS
7.750%, 07/01/2026 (D)	35	35
5.750%, 12/01/2028 (C)(D)	10	10
5.250%, 12/01/2026 (C)(D)	65	64
5.125%, 06/01/2029 (D)	20	18
ELK Grove Village Property
7.500%, 06/15/2031 (C)	685	690
Gray Media
9.625%, 07/15/2032 (C)	265	256
5.375%, 11/15/2031 (C)	5	3
4.750%, 10/15/2030 (C)	190	137
Level 3 Financing
8.500%, 01/15/2036 (C)	105	113
7.500%, 02/15/2037 (C)	734	753
Lumen Technologies
7.650%, 03/15/2042	175	165
7.600%, 09/15/2039	5	5
McGraw-Hill Education
5.750%, 08/01/2028 (C)	40	40
Muvico
15.000%, 02/19/2029 (C)	93	101
Nexstar Media
7.250%, 04/15/2034 (C)	40	40
6.500%, 09/15/2033 (C)	85	85
Paramount Global
4.200%, 05/19/2032	155	135
Playtika Holding
4.250%, 03/15/2029 (C)	20	18
PR RNO Property Owner 1
6.500%, 05/01/2031 (C)	523	522
Sirius XM Radio
3.875%, 09/01/2031 (C)	170	154
Spanish Broadcasting System
9.750%, 03/01/2026 (A)(C)(D)	575	345
Uniti Group
8.625%, 06/15/2032 (C)	847	884
6.500%, 02/15/2029 (C)	1,513	1,501
6.000%, 01/15/2030 (C)	1,185	1,157
Urban One
10.500%, 04/01/2030 (C)	91	87
7.625%, 04/01/2031 (C)	396	143
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	$90	$74
Zayo Group Holdings
13.750%, 09/09/2030 (C)	165	163
9.250%, 03/09/2030 (C)	5	4
ZipRecruiter
5.000%, 01/15/2030 (A)(C)	110	85
		9,104
Consumer Discretionary — 6.7%
Bath & Body Works
6.750%, 07/01/2036	155	155
Brightstar Lottery PLC
5.750%, 01/15/2033 (C)	150	147
CMG Media Corp
8.875%, 06/18/2029 (C)	300	220
Crocs
4.250%, 03/15/2029 (C)	1,622	1,574
CSC Holdings
6.500%, 02/01/2029 (C)	70	42
Directv Financing
8.875%, 02/01/2030 (C)	110	112
Genting New York
7.250%, 10/01/2029 (C)	145	149
Goodyear Tire & Rubber
8.875%, 07/15/2032	523	528
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (C)	549	447
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	170	161
Jacobs Entertainment
6.750%, 02/15/2029 (C)	270	264
LBM Acquisition
9.500%, 06/15/2031 (C)	70	62
Liberty Interactive
8.250%, 02/01/2030 (A)(D)	430	22
McGraw-Hill Education
7.375%, 09/01/2031 (C)	90	92
Michaels
11.000%, 03/15/2034 (C)	322	315
8.500%, 03/15/2033 (C)	1,047	1,037
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (C)	721	781
8.250%, 04/15/2030 (C)	534	556
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(B)(D)	495	–
Neptune Bidco US
9.500%, 02/15/2033 (C)	1,848	1,868
Newell Brands
6.625%, 05/15/2032	115	116
Nissan Motor
8.125%, 07/17/2035 (C)	110	117
7.750%, 07/17/2032 (C)	35	36

SEI Institutional Managed Trust	155

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.250%, 04/01/2044		$120	$82
Penn Entertainment
6.750%, 04/01/2031 (C)		676	680
Penn National Gaming
4.125%, 07/01/2029 (C)		419	402
PetSmart
10.000%, 09/15/2033 (C)		475	476
Pioneer Opco
7.000%, 05/15/2033 (C)		95	97
Resorts World Las Vegas
4.625%, 04/06/2031 (C)		180	150
Rivers Enterprise Borrower
6.625%, 02/01/2033 (C)		150	152
Six Flags Entertainment
8.625%, 01/15/2032 (C)		980	1,009
6.500%, 10/01/2028		409	410
5.250%, 07/15/2029		584	569
StoneMor
8.500%, 05/15/2029 (C)		150	148
Studio City Finance
5.000%, 01/15/2029 (C)		215	206
Univision Communications
4.500%, 05/01/2029 (A)(C)		105	100
Victoria's Secret
4.625%, 07/15/2029 (C)		115	112
Viking Cruises
5.875%, 10/15/2033 (C)		80	80
Wynn Las Vegas
5.250%, 05/15/2027 (C)		2,177	2,176
Wynn Macau
6.750%, 02/15/2034 (C)		55	55
5.125%, 12/15/2029 (C)		120	117
Wynn Resorts Finance
7.125%, 02/15/2031 (C)		150	159
6.250%, 03/15/2033 (C)		15	15
Yum! Brands
5.375%, 04/01/2032 (A)		160	159
			16,155
Consumer Staples — 1.1%
B&G Foods
5.250%, 09/15/2027		99	99
Bellis Acquisition
8.125%, 05/14/2030 (C)	GBP	110	137
HLF Financing Sarl
7.750%, 05/01/2033 (C)		$1,084	1,099
4.875%, 06/01/2029 (C)		1,147	1,074
New Albertsons
8.700%, 05/01/2030		200	219
8.000%, 05/01/2031		40	42
			2,670
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Energy — 2.0%
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (C)	$533	$592
Blue Racer Midstream
7.250%, 07/15/2032 (C)	85	88
7.000%, 07/15/2029 (C)	85	87
Borr IHC
9.000%, 01/15/2034 (C)	70	67
8.750%, 01/15/2032 (C)	10	10
Caturus Energy
8.500%, 02/15/2030 (C)	1,255	1,308
Expand Energy
7.500%, 12/31/2049 (A)(B)(D)	170	–
7.000%, 12/31/2049 (A)(B)(D)	55	–
Genesis Energy
8.000%, 05/15/2033	120	125
7.875%, 05/15/2032	110	113
Gulfport Energy Operating
6.750%, 09/01/2029 (C)	1,039	1,060
Hilcorp Energy I
7.250%, 02/15/2035 (C)	145	143
Howard Midstream Energy Partners
7.375%, 07/15/2032 (C)	125	129
New Fortress Energy
8.750%, 03/15/2029 (C)	150	25
6.500%, 09/30/2026 (C)	185	31
NFE Financing MTN
12.000%, 11/15/2029 (C)(D)	275	96
PBF Holding
7.250%, 06/01/2034 (C)	34	34
SM Energy
9.625%, 06/15/2033 (C)	10	11
8.625%, 11/01/2030 (C)	100	105
Sunoco
5.875%, 03/15/2034 (C)	135	133
Valaris
8.375%, 04/30/2030 (C)	110	114
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)	125	117
3.875%, 11/01/2033 (C)	20	18
Venture Global LNG
9.875%, 02/01/2032 (C)	180	192
Venture Global Plaquemines LNG
7.500%, 05/01/2033 (C)	85	93
6.750%, 01/15/2036 (C)	95	101
		4,792
Financials — 1.2%
Alliant Holdings Intermediate
7.000%, 01/15/2031 (C)	110	112
Arbor Realty SR
8.500%, 12/15/2028 (C)	115	113

156	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CPI CG
10.000%, 07/15/2029 (C)	$143	$150
Finance of America Funding
8.875%, 11/30/2026 (C)	299	295
First Eagle Holdings
7.250%, 08/15/2032 (C)	75	75
Freedom Mortgage Holdings
9.250%, 02/01/2029 (C)	55	57
6.875%, 05/01/2031 (C)	125	121
ION Platform Finance US
8.750%, 05/01/2029 (C)	25	22
5.000%, 05/01/2028 (C)	40	37
LD Holdings Group
8.750%, 11/01/2027 (C)	45	42
6.125%, 04/01/2028 (C)	175	146
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)	40	40
5.823%, TSFR3M + 2.150%, 01/15/2031 (C)(E)	200	202
5.625%, 01/15/2030 (C)	90	87
MPT Operating Partnership
4.625%, 08/01/2029	536	431
Navient MTN
5.625%, 08/01/2033	125	103
OneMain Finance
7.500%, 05/15/2031	65	67
7.125%, 11/15/2031	100	102
3.875%, 09/15/2028	50	48
PennyMac Financial Services
5.750%, 09/15/2031 (C)	335	318
Rocket
6.375%, 08/01/2033 (C)	95	97
Starwood Property Trust
3.625%, 07/15/2026 (C)	195	195
		2,860
Health Care — 3.0%
Akumin
9.750%, 08/31/2031 (C)	695	664
Bausch Health
5.000%, 01/30/2028 (C)	55	49
4.875%, 06/01/2028 (C)	95	88
Charlotte Buyer
8.000%, 06/30/2031 (C)	649	657
CHS
10.875%, 01/15/2032 (C)	995	1,071
5.250%, 05/15/2030 (C)	165	156
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (E)	150	156
DaVita
6.875%, 09/01/2032 (C)	35	36
3.750%, 02/15/2031 (C)	115	107
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Embecta
6.750%, 02/15/2030 (C)		$170	$138
5.000%, 02/15/2030 (C)		115	89
Emergent BioSolutions
3.875%, 08/15/2028 (C)		628	582
Fortrea Holdings
7.500%, 07/01/2030 (C)		127	129
Global Medical Response
7.375%, 10/01/2032 (C)		85	88
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (E)		80	80
Medline Borrower
3.875%, 04/01/2029 (C)		130	126
Molina Healthcare
4.375%, 06/15/2028 (C)		175	172
Nidda Healthcare Holding GmbH
5.533%, EUR003M + 3.250%, 10/15/2032 (C)(E)	EUR	100	114
Organon
4.125%, 04/30/2028 (C)		$1,772	1,750
Radiology Partners
9.781%, 02/15/2030 (C)		518	515
8.500%, 07/15/2032 (C)		185	193
Tenet Healthcare
6.750%, 05/15/2031		15	15
5.500%, 11/15/2032 (C)		75	74
4.375%, 01/15/2030		110	107
			7,156
Industrials — 1.8%
Builders FirstSource
6.375%, 03/01/2034 (C)		110	111
Columbus McKinnon
7.125%, 02/01/2033 (C)		635	636
Deluxe
8.125%, 09/15/2029 (C)		185	192
Garda World Security
8.250%, 08/01/2032 (C)		544	557
GFL Environmental
3.500%, 09/01/2028 (C)		585	571
Icahn Enterprises
9.000%, 06/15/2030		310	289
Standard Building Solutions
5.875%, 03/15/2034 (C)		135	130
TransDigm
7.125%, 12/01/2031 (C)		140	145
6.625%, 03/01/2032 (C)		105	108
6.000%, 01/15/2033 (C)		1,147	1,158
United Airlines Holdings
5.375%, 03/01/2031		195	194
United Rentals North America
4.000%, 07/15/2030		150	143

SEI Institutional Managed Trust	157

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WESCO Distribution
5.250%, 04/15/2031 (C)	$100	$99
		4,333
Information Technology — 1.7%
APLD ComputeCo 2
6.750%, 03/15/2031 (C)	935	938
Castle US Holding
10.000%, 06/30/2031 (C)	165	33
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (C)	115	112
8.250%, 06/30/2032 (C)	55	51
Core Scientific Finance I
7.750%, 05/15/2031 (C)	1,400	1,420
CoreWeave
9.750%, 10/01/2031 (C)	751	749
9.625%, 07/15/2032 (C)	439	433
9.250%, 06/01/2030 (C)	115	116
Gaia Purchaser
7.625%, 07/15/2033 (C)	80	81
Newfold Digital Holdings Group
11.750%, 04/30/2029 (C)	45	39
Sabre Financial Borrower
11.125%, 06/15/2029 (C)	20	21
Sabre GLBL
10.750%, 11/15/2029 (C)	25	24
		4,017
Materials — 2.8%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	150	143
Baffinland Iron Mines
8.750%, 07/15/2026 (A)(B)(C)	385	221
Celanese US Holdings
6.750%, 04/15/2033	80	81
Chemours
5.750%, 11/15/2028 (C)	757	757
4.625%, 11/15/2029 (C)	1,094	1,044
Cleveland-Cliffs
7.625%, 01/15/2034 (C)	30	30
7.000%, 03/15/2032 (C)	205	203
6.875%, 11/01/2029 (C)	857	865
Cornerstone Chemical
10.000%, 05/07/2029 (B)(C)	765	765
Domtar
6.750%, 10/01/2028 (C)	180	125
First Quantum Minerals
8.625%, 06/01/2031 (C)	150	156
Fortescue Treasury Pty
6.125%, 04/15/2032 (C)	95	98
INEOS Finance PLC
7.500%, 04/15/2029 (C)	80	78
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Innophos Holdings
11.500%, 06/15/2029 (C)	$440	$405
Magnera
4.750%, 11/15/2029 (C)	702	655
Methanex US Operations
6.250%, 03/15/2032 (C)	170	172
Mineral Resources
9.250%, 10/01/2028 (C)	68	70
Mineral Resources MTN
8.500%, 05/01/2030 (C)	95	98
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(C)	223	169
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Olympus Water US Holding
7.250%, 06/15/2031 (C)	190	192
Quikrete Holdings
6.375%, 03/01/2032 (C)	95	97
Rain Carbon
12.250%, 09/01/2029 (C)	260	277
Tronox
4.625%, 03/15/2029 (C)	195	137
		6,838
Real Estate — 1.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	990	971
4.375%, 03/01/2031	325	298
Park Intermediate Holdings
4.875%, 05/15/2029 (C)	642	628
Service Properties Trust
8.875%, 06/15/2032	1,380	1,421
3.950%, 01/15/2028	817	792
		4,110
Utilities — 0.9%
Long Ridge Energy
8.750%, 02/15/2032 (C)	1,858	1,961
NRG Energy
6.000%, 01/15/2036 (C)	70	70
5.750%, 01/15/2034 (C)	30	29
Vistra Operations
6.875%, 04/15/2032 (C)	100	104
		2,164

Total Corporate Obligations
(Cost $66,828) ($ Thousands)		64,199

	Shares
REGISTERED INVESTMENT COMPANIES — 17.8%
Merger Fund , Cl I *	2,454,709	42,417
Sprott Physical Uranium Trust *	16,246	299

158	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)
Total Registered Investment Companies
(Cost $41,004) ($ Thousands)		$42,716

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.2%
ACProducts Holdings, Inc., Initial First-Out Term Loan, 1st Lien
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (E)	$10	10
Acproducts Holdings, Inc., Initial Second-Out Term Loan
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (E)	132	116
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 11/06/2030 (E)	187	169
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
4.656%, CME Term SOFR + 1.000%, 03/01/2030 (E)	240	200
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.286%, 12/15/2033 (B)	180	45
Asurion, LLC, New B-12 Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 09/19/2030 (E)	138	136
Avaya Inc., Initial Term Loan, 1st Lien
11.144%, CME Term SOFR + 7.500%, 08/01/2028 (E)	467	413
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
9.732%, CME Term SOFR + 6.000%, 12/14/2029 (E)	304	213
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan
6.416%, CME Term SOFR + 2.750%, 07/30/2031 (E)	112	100
Carestream Health, Inc., Term Loan
8.264%, 06/30/2028	512	453
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.008%, CME Term SOFR + 4.250%, 05/31/2030 (E)	342	163
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.427%, 05/31/2030	238	110
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Catawba Nation Gaming Authority, Initial Term B Loan
8.413%, CME Term SOFR + 4.750%, 03/29/2032 (E)(F)	$225	$225
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (E)	46	40
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.332%, CME Term SOFR + 3.500%, 06/18/2029 (E)(F)	289	261
Cornerstone Chemical 5/25 TL, 1st Lien
8.500%, 05/31/2030 (B)	610	610
Cotiviti, Inc, Initial Floating Rate Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 05/01/2031 (E)	170	156
Delivery Hero Se, Extended Dollar Term Loan
8.643%, CME Term SOFR + 5.000%, 12/12/2029 (E)	132	132
Digicel International Finance Limited, 1st Lien
8.232%, 03/24/2033	121	121
DS Parent, Inc., Term Loan B, 1st Lien
9.232%, CME Term SOFR + 5.500%, 01/31/2031 (E)(F)	76	61
East Valley Tourist Development Authority, Term Loan
11.258%, CME Term SOFR + 7.500%, 06/21/2024 (B)(E)	135	135
Embecta Corp., Initial Term Loan, 1st Lien
6.732%, CME Term SOFR + 3.000%, 03/30/2029 (E)	40	32
Global Busniess Travel/Amex Gbt, 1st Lien
0.000%, 12/31/2026 (F)(G)	125	125
Global Medical Response, Inc., Initial Term Loan, 1st Lien
6.889%, CME Term SOFR + 3.250%, 10/01/2032 (E)	115	115
GN Loanco, LLC, Term B Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 12/19/2030 (E)	123	115
ION Platform Finance US, Inc., Initial Dollar Term Loan
7.482%, CME Term SOFR + 3.750%, 10/07/2032 (E)	41	29
ION Platform Finance US, Inc., Initial Dollar Term Loan, 1st Lien
7.482%, CME Term SOFR + 3.750%, 10/07/2032 (E)	7	5

SEI Institutional Managed Trust	159

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
J. C. Penney Company Inc., Term Loan
5.250%, 06/21/2029 (B)(E)	$366	$—
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (B)	71	72
LFSN Holdco/Lifescan, Term Loan, 1st Lien
9.124%, 07/30/2029 (A)	360	358
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.320%, CME Term SOFR + 6.500%, 11/22/2027 (A)(E)	436	333
Long Ridge Energy, Term B Advance
8.232%, CME Term SOFR + 4.500%, 02/19/2032 (E)	158	159
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.673%, CME Term SOFR + 6.750%, 07/27/2028 (E)	182	121
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.923%, CME Term SOFR + 7.000%, 07/27/2028 (E)	238	88
Mavenir Systems, Inc., Initial Term Loan 2nd Lien
12.000%, 06/16/2030 (B)	200	200
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.732%, CME Term SOFR + 5.000%, 10/02/2030 (E)	235	214
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 03/01/2029 (E)	171	151
Men's Wearhouse, LLC, Initial Term Loan
9.414%, CME Term SOFR + 5.750%, 01/28/2031 (E)	149	150
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.750%, 05/02/2029 (E)(F)	196	68
Mountaineer Merger Corporation, 1st Lien
0.000%, 12/15/2033 (B)(G)	74	74
Mountaineer Merger Corporation, Initial Term Loan
11.700%, 06/16/2030 (B)	312	312
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.082%, CME Term SOFR + 3.250%, 01/24/2029 (E)(F)	608	403
Naked Juice LLC, New Money First Out Term Loan
9.232%, CME Term SOFR + 5.500%, 01/24/2029 (E)	59	60
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
8.994%, CME Term SOFR + 5.250%, 02/23/2029 (E)	$390	$269
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.161%, CME Term SOFR + 5.500%, 04/14/2031 (E)(F)	161	95
Oak-Eagle Acquireco, Inc., Term Loan B1
0.000%, 03/24/2033 (E)(F)(G)	50	50
Obra Capital, Inc., Initial Term Loan 1st Lien
11.753%, 07/29/2030 (B)	321	314
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.063%, CME Term SOFR + 4.250%, 02/01/2029 (E)(F)	294	181
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/25/2032 (E)	239	238
Oravel Stays Limited, Initial Term Loan, 1st Lien
11.732%, CME Term SOFR + 8.000%, 01/08/2030 (E)	131	135
PetSmart LLC, Initial Term Loan, 1st Lien
7.652%, CME Term SOFR + 4.000%, 08/18/2032 (E)	104	104
Playtika Holding Corp., Term Loan B-1, 1st Lien
6.508%, CME Term SOFR + 2.750%, 03/13/2028 (E)	42	40
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.648%, CME Term SOFR + 4.000%, 09/20/2028 (E)(F)	608	568
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 10/26/2030 (E)	109	79
Project Leopard Holdings, Inc., Initial Term Loan, 1st Lien
9.013%, CME Term SOFR + 5.250%, 07/20/2029 (E)(F)	130	78
Quikrete Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 04/14/2031 (E)	99	99
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
4.870%, CME Term SOFR + 1.000%, 09/11/2029 (E)	247	223
Route 66 Development Authority, Term Loan, 1st Lien
12.620%, 09/11/2029 (B)	174	177

160	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
9.744%, CME Term SOFR + 6.000%, 11/15/2029 (E)	$82	$74
Sabre GLBL Inc., 2025 Other Term B-1 Loan
9.994%, 04/28/2032	16	14
Sabre GLBL Inc., 2025 Other Term B-2 Loan
9.994%, CME Term SOFR + 6.250%, 07/30/2029 (E)	14	12
Spanish Broadcasting Dip Fixed 975, Interim Dip Loan
9.750%, 11/17/2031 (A)	48	45
Spectrum Group Buyer, Inc., Initial Term Loan
10.163%, CME Term SOFR + 6.500%, 05/13/2027 (E)	246	231
Splat Super Holdco LLC, Initial Term Loan
8.644%, CME Term SOFR + 5.000%, 07/02/2032 (E)	172	160
SPLAT Super HoldCo, LLC, Delayed Draw Term Loan
5.000%, 07/02/2032 (E)	24	22
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.394%, CME Term SOFR + 4.750%, 03/15/2030 (E)(F)	163	164
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
10.732%, CME Term SOFR + 7.000%, 05/13/2027 (E)	204	174
Tacora, Term Loan
13.000%, 06/25/2033 (B)(F)	9	9
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan
7.663%, 01/28/2031	188	188
TPC Group Inc., Intitial Term Loan
9.417%, 10/26/2030	221	214
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.953%, CME Term SOFR + 7.000%, 09/29/2028 (E)	241	178
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
5.913%, CME Term SOFR + 2.250%, 02/10/2031 (E)	123	115
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.882%, CME Term SOFR + 5.000%, 01/22/2029 (E)	240	196
Wellful Inc., Tranche A Term Loan, 1st Lien
8.994%, CME Term SOFR + 5.000%, 04/19/2030 (E)	246	244
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Tranche B Term Loan, 1st Lien
10.244%, CME Term SOFR + 6.250%, 10/19/2030 (E)	$396	$356
Windstream Services, LLC, 2025 Term Loan
7.644%, 10/07/2032	185	186
Xplore Inc., Initial Term Loan 1st Lien
5.258%, CME Term SOFR + 1.500%, 06/18/2029 (E)	64	59
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (E)	205	141
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (E)(F)	75	75

Total Loan Participations
(Cost $13,378) ($ Thousands)		12,560

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
3.711%, 09/24/2026 (H)	500	496
3.651%, 09/15/2026 (H)	500	496
3.650%, 09/03/2026 (H)	750	745
3.609%, 08/20/2026 (H)	1,500	1,492

Total U.S. Treasury Obligations
(Cost $3,230) ($ Thousands)		3,229

CONVERTIBLE BONDS — 0.4%
Finance of America Funding
10.000%, 11/30/2029(C)	291	328
Lantheus Holdings
2.625%, 12/15/2027	115	167
Liberty Interactive
4.000%, 11/15/2029(A)(D)	54	3
3.750%, 02/15/2030(A)(D)	412	20
Mavenir
0.000%, 12/31/2026(B)(G)	192	425
North Sea Natural Resources
0.000%, 01/23/2028(B)(G)	94	–
0.000%, 01/23/2028(B)(G)	15	–
0.000%, 01/23/2028(B)(G)	5	–
Rite Aid
0.000%, 12/31/2049(A)(B)(G)	38	–
Silver Airways
16.000%, 12/31/2027(B)(D)	853	–

SEI Institutional Managed Trust	161

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Tacora Restructure
13.000%, 09/19/2031(B)	$13	$13

Total Convertible Bonds
(Cost $2,047) ($ Thousands)		956

	Shares
PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.0%
Guitar Center *(A)(B)(G)(I)	39	2
Mountaineer Merger Corp *(B)(G)(I)	489,319	144
		146
Information Technology — 0.3%
Syniverse *(A)(B)(G)(I)	714,166	642

Total Preferred Stock
(Cost $988) ($ Thousands)		788

	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(B)	1,177	–
Guitar Center
Strike Price $100.00 *‡‡(A)(B)	574	18
Guitar Center
Strike Price $160.00 *‡‡(A)(B)	574	5
Mavenir
Strike Price $– *‡‡(B)	75	–
Silver Airways
Strike Price $– *‡‡(B)	–	–
Tacora Resources
Strike Price $– *‡‡(B)	4,861	4

Total Warrants
(Cost $55) ($ Thousands)		27

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(B)	869	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENTS — 14.4%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
3.510%**	1,890,438	$1,890
SEI Daily Income Trust, Government Fund, Institutional Class
3.510%**†	32,695,469	32,696

Total Cash Equivalents
(Cost $34,586) ($ Thousands)		34,586
Total Investments in Securities — 93.1%
(Cost $219,071) ($ Thousands)		$223,512

COMMON STOCK SOLD SHORT— (8.8)%
Communication Services — (0.5)%
Omnicom Group Inc	(6,554)	(477)
Publicis Groupe SA	(5,519)	(546)
Yelp Inc, Cl A *	(8,109)	(199)

		(1,222)

Consumer Discretionary — (2.4)%
AutoNation Inc *	(1,313)	(244)
Carnival Corp Ltd	(17,600)	(503)
DR Horton Inc	(3,152)	(513)
Duolingo Inc, Cl A *	(2,035)	(234)
Ford Motor Co	(22,044)	(306)
Frontdoor Inc *	(3,937)	(305)
General Motors Co	(3,927)	(303)
Hilton Worldwide Holdings Inc	(896)	(296)
Lithia Motors Inc, Cl A	(875)	(254)
Marriott International Inc/MD, Cl A	(805)	(298)
McDonald's Corp	(2,570)	(695)
RH *	(3,313)	(546)
Royal Caribbean Cruises Ltd	(1,568)	(498)
Shake Shack Inc, Cl A *	(5,299)	(297)
Warby Parker, Cl A *	(18,746)	(569)

		(5,861)

Consumer Staples — (0.9)%
Campbell's Company/The	(12,486)	(278)
Conagra Brands Inc	(19,337)	(260)
General Mills Inc	(7,632)	(266)
Kraft Heinz Co/The	(8,653)	(204)
Marzetti Company/The	(2,445)	(279)
McCormick & Co Inc/MD	(5,425)	(274)
Mondelez International Inc, Cl A	(9,998)	(578)

		(2,139)

Financials — (1.4)%
Allstate Corp/The	(454)	(108)
Ares Management Corp, Cl A	(6,607)	(735)

162	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Blue Owl Capital Inc, Cl A	(77,157)	$(675)
Fifth Third Bancorp	(5,993)	(338)
Horizon Technology Finance	(36,246)	(172)
Main Street Capital Corp	(5,465)	(284)
Runway Growth Finance	(38,128)	(214)
Toast Inc, Cl A *	(15,688)	(436)
TriplePoint Venture Growth BDC	(26,603)	(131)
Zions Bancorp NA	(3,662)	(253)

		(3,346)
Health Care — (0.6)%
ResMed Inc	(3,156)	(615)
Sonova Holding AG	(3,680)	(875)

		(1,490)

Industrials — (0.9)%
American Airlines Group Inc *	(14,307)	(258)
Copart Inc *	(7,640)	(215)
Delta Air Lines Inc, Cl A	(2,747)	(257)
Science Applications International Corp	(4,942)	(546)
Southwest Airlines Co, Cl A	(4,883)	(251)
Union Pacific Corp	(2,300)	(626)

		(2,153)

Information Technology — (1.3)%
Asana Inc, Cl A *	(24,215)	(170)
BlackLine Inc *	(10,325)	(290)
Freshworks Inc, Cl A *	(21,845)	(221)
Intapp Inc *	(6,922)	(174)
Logitech International	(8,222)	(773)
Micron Technology Inc	(267)	(308)
Monday.com Ltd *	(2,373)	(172)
Pegasystems Inc	(5,957)	(179)
Sprout Social Inc, Cl A *	(22,545)	(170)
Wix.com Ltd *	(5,794)	(263)
Workiva Inc, Cl A *	(6,306)	(306)

		(3,026)

Materials — (0.2)%
Hawkins Inc	(1,439)	(204)
Nutrien Inc	(3,028)	(191)

		(395)

Real Estate — (0.6)%
JBG SMITH Properties	(37,786)	(554)
Lamar Advertising Co, Cl A	(5,631)	(879)

		(1,433)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Total Common Stock Sold Short
(Proceeds $22,592) ($ Thousands)		$(21,065)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (4.0)%
Consumer Discretionary — (0.9)%
Marriott Ownership Resorts
6.500%, 10/01/2033 (C)	$(190)	(189)
Univision Communications
9.375%, 08/01/2032 (C)	(379)	(385)
8.500%, 07/31/2031 (C)	(243)	(244)
Voyager Parent
9.250%, 07/01/2032 (C)	(1,176)	(1,244)
		(2,062)
Consumer Staples — (0.2)%
B&G Foods
8.000%, 09/15/2028 (C)	(600)	(600)

Financials — (0.2)%
OneMain Finance
6.750%, 03/15/2032	(240)	(240)
6.750%, 09/15/2033	(235)	(233)
		(473)
Health Care — (1.4)%
Acadia Healthcare
7.375%, 03/15/2033 (C)	(1,004)	(1,034)
IQVIA
6.250%, 06/01/2032 (C)	(1,140)	(1,159)
LifePoint Health
8.375%, 02/15/2032 (C)	(1,132)	(1,178)
		(3,371)
Industrials — (0.8)%
Alta Equipment Group
9.000%, 06/01/2029 (C)	(860)	(825)
Lsf12 Helix Parent
7.125%, 02/01/2033 (C)	(445)	(431)
Park-Ohio Industries
8.500%, 08/01/2030 (C)	(686)	(716)
		(1,972)
Materials — (0.5)%
INEOS Finance PLC
7.500%, 04/15/2029 (C)	(565)	(549)
Mauser Packaging Solutions Holding
7.875%, 04/15/2030 (C)	(625)	(639)
		(1,188)
Total Corporate Obligations Sold Short
(Proceeds $9,677) ($ Thousands)		(9,666)

SEI Institutional Managed Trust	163

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS SOLD SHORT— (2.2)%
Equity — (2.2)%
iShares Russell 2000 ETF	(8,519)	$(2,560)
SPDR S&P 500 ETF Trust	(3,581)	(2,674)

		(5,234)

Total Exchange-Traded Funds Sold Short
(Proceeds $5,161) ($ Thousands)		(5,234)

Total Investments Sold Short — (15.0)%
(Proceeds $37,430) ($ Thousands)		$(35,965)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Barclays PLC	07/16/26	GBP	104	USD	140	$2
Barclays PLC	07/16/26	EUR	109	USD	128	4
Barclays PLC	07/16/26	CAD	197	USD	143	4
						$10

A list of open centrally cleared swap agreements held by the Fund at June 30, 2026, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.HY.46.500	5.00%	Quarterly	06/20/2031	$257	$(21)	$(12)	$(9)
CDX.HY.46.500	5.00%	Quarterly	06/20/2031	2,791	(224)	(144)	(80)
CDX.HY46.500	5.00%	Quarterly	06/20/2031	37	(3)	(3)	–
CDX.IG.46.100	1.00%	Quarterly	06/20/2031	4,409	(97)	(83)	(14)
CDX.IG46.100	1.00%	Quarterly	06/20/2031	2,329	(51)	(46)	(5)
CDX.IG46.100	1.00%	Quarterly	06/20/2031	2,342	(52)	(47)	(5)
CDX.IG46.100	1.00%	Quarterly	06/20/2031	1,763	(39)	(38)	(1)
CDX.IG46.100	1.00%	Quarterly	06/20/2031	97	(2)	(2)	–
CDX.IG46.100	1.00%	Quarterly	06/20/2031	1,152	(25)	(24)	(1)
					$(514)	$(399)	$(115)

Percentages are based on Net Assets of $240,142 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security.

(A)	Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2026 was $3,244 ($ Thousands) and represented 1.4% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $46,713 ($ Thousands), representing 19.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Unsettled bank loan. Interest rate may not be available.

(G)	No interest rate available.

(H)	Interest rate represents the security's effective yield at the time of purchase.

(I)	Perpetual security with no stated maturity date.

164	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,409	$305,286	$(295,999)	$—	$—	$32,696	$528	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2026, is as follows:

Description	Shares/Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Baffinland Iron Mines	$385	06/25/2018	$385	$221
Beasley Mezzanine Holdings	333	05/15/2026	239	230
Expand Energy	225	12/02/2024	–	–
Liberty Interactive	430	04/29/2009	286	22
Monitronics International (Escrow Security)	495	09/06/2019	–	–
Mountain Province Diamonds	223	12/14/2022	221	169
Northwest Acquisitions ULC	460	10/01/2019	419	–
Spanish Broadcasting System	575	02/16/2021	575	345
Univision Communications	105	05/10/2021	105	100
Yum! Brands	160	03/25/2022	164	159
ZipRecruiter	110	01/10/2022	83	85
Common Stock
Avaya	14,995	05/01/2023	224	215
Guitar Center	2,167	01/08/2021	274	181
Lifescan	2,843	12/29/2025	50	91
Loan Participations
LFSN Holdco/Lifescan, Term Loan, 1st Lien	360	12/29/2025	361	358
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien	436	07/20/2023	433	333
Spanish Broadcasting Dip Fixed 975, Interim Dip Loan	48	05/15/2026	47	45
Convertible Bond
Liberty Interactive	466	07/31/2009	206	23
Rite Aid	38	09/04/2024	23	–
Preferred Stock
Guitar Center	39	01/08/2021	4	2
Syniverse	714,166	05/13/2022	706	642
Warrants
Guitar Center	1,148	01/08/2021	52	23
			$4,857	$3,244

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.6%
U.S. Treasury Bills
3.760%, 12/10/2026 (A)	$25,000	$24,572
3.734%, 12/03/2026 (A)	30,000	29,511
3.698%, 09/24/2026 ^(A)	3,866	3,833
3.682%, 11/19/2026 (A)	20,000	19,705
3.682%, 10/08/2026 ^(A)	26,595	26,323
3.677%, 11/05/2026 ^(A)	3,178	3,136
3.677%, 10/15/2026 ^(A)	27,554	27,254
3.656%, 10/22/2026 ^(A)	1,148	1,134
3.656%, 10/29/2026 ^(A)	3,295	3,254
3.599%, 09/10/2026 ^(A)	166	165
3.589%, 08/27/2026 ^(A)	9,244	9,190
3.589%, 08/06/2026 ^(A)	15,060	15,005
3.563%, 08/20/2026 ^(A)	8,493	8,450
3.563%, 07/02/2026 (A)	30,000	29,997
3.537%, 07/09/2026 (A)	1,775	1,774
0.000%, 12/31/2026 (B)	30,000	29,416
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	4,003	4,203
3.625%, 04/15/2028	3,461	3,548
3.375%, 04/15/2032	1,315	1,416
2.500%, 01/15/2029	3,129	3,168
2.375%, 01/15/2027	3,377	3,368
2.375%, 10/15/2028	9,382	9,482
2.125%, 04/15/2029	9,561	9,587
2.125%, 01/15/2035	26,244	26,182
1.875%, 07/15/2034	25,027	24,666
1.875%, 07/15/2035	23,468	22,947
1.875%, 01/15/2036	12,963	12,589
1.750%, 01/15/2028	3,380	3,356
1.750%, 01/15/2034	24,128	23,574
1.625%, 10/15/2027	9,231	9,185
1.625%, 10/15/2029	10,195	10,123
1.625%, 04/15/2030	10,791	10,659
1.375%, 07/15/2033	22,568	21,647
1.250%, 04/15/2028	9,105	8,957
1.250%, 04/15/2031	5,926	5,741
1.125%, 10/15/2030	1,029	999
1.125%, 01/15/2033	23,741	22,454
0.875%, 01/15/2029	6,219	6,049
0.750%, 07/15/2028	7,220	7,059
0.625%, 07/15/2032	23,789	22,030
0.500%, 01/15/2028	8,331	8,118
0.375%, 01/15/2027	6,892	6,801
0.375%, 07/15/2027	8,164	8,028
0.250%, 07/15/2029	7,595	7,243
0.125%, 04/15/2027	9,201	9,021
0.125%, 01/15/2030	8,552	8,030
0.125%, 07/15/2030	9,264	8,654
0.125%, 01/15/2031	9,536	8,807
0.125%, 07/15/2031	10,215	9,377
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032	$24,779	$22,431

Total U.S. Treasury Obligations
(Cost $607,567) ($ Thousands)		602,218

	Shares
COMMON STOCK — 12.9%

Health Care — 0.0%
NMC Health PLC	12,179	—

Information Technology — 12.9%
Broadcom Inc	60,000	22,665
Microsoft Corp	124,230	46,340
NVIDIA Corp ^	421,900	84,418
		153,423

Total Common Stock
(Cost $145,495) ($ Thousands)		153,423

		Face Amount (Thousands)
SOVEREIGN DEBT — 4.7%

French Republic Government Bond OAT
0.600%, 07/25/2034(C)	EUR	5,941	6,375
0.100%, 07/25/2031(C)		7,167	7,819
0.100%, 03/01/2036(C)		5,985	5,752
0.100%, 07/25/2036(C)		8,421	8,291
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	3,817	5,078
1.125%, 09/22/2035		2,544	3,226
1.125%, 11/22/2037		3,688	4,522
0.750%, 11/22/2033		2,783	3,529
0.750%, 03/22/2034		3,569	4,477
0.125%, 08/10/2031		3,246	4,132
0.125%, 11/22/2036		1,900	3,395

Total Sovereign Debt
(Cost $57,257) ($ Thousands)			56,596

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(D)	422	–
Total Rights
(Cost $—) ($ Thousands)		–

166	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Constellation Software Inc., Expires 08/22/2028(D)	100	$–

Total Warrants
(Cost $—) ($ Thousands)		–

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $936) ($ Thousands)		92

PURCHASED SWAPTIONS — 0.1%
Total Purchased Swaptions
(Cost $2,765) ($ Thousands)		1,257
Total Investments in Securities — 68.3%
(Cost $814,020) ($ Thousands)		$813,586

WRITTEN SWAPTIONS — (0.2)%
Total Written Swaptions
(Premiums Received $2,051) ($ Thousands)		$(2,319)

A list of open exchange traded options contracts for the Fund at June 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
USD Put / JPY Call	90,000,000	$13,788,000	$153.20	7/15/2026	$38

Call Options
USD Call / CNH Put	3,500,000	24,990	7.14	2/23/2027	54

Total Purchased Options		$13,812,990			$92

A list of open over the counter swaptions contracts for the Fund at June 30, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.1%
Call Swaptions
1-Year Interest Rate Swap	Goldman Sachs	$560,000,000	$3.53	04/14/2027	$782
2-Year Interest Rate Swap	Goldman Sachs	314,000,000	3.00	12/17/2027	475
Total Purchased Swaptions		$874,000,000			$1,257
WRITTEN SWAPTIONS — (0.2)%
Put Swaptions
1-Year Interest Rate Swap	Goldman Sachs	$(560,000,000)	4.03	04/14/2027	$(1,755)
Call Swaptions
1-Year Interest Rate Swap	Goldman Sachs	$(560,000,000)	3.03	04/14/2027	$(348)
2-Year Interest Rate Swap	Goldman Sachs	(471,000,000)	2.00	12/17/2027	(216)
		(1,031,000,000)			(564)
Total Written Swaptions		$(1,591,000,000)			$(2,319)

SEI Institutional Managed Trust	167

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 3-Year Bonds	48	Sep-2026	$3,509	$3,478	$12
Brent Crude^	118	Oct-2026	8,712	8,618	(94)
Brent Crude^	26	Sep-2026	2,264	1,897	(367)
CAC40 10 Euro Index	50	Jul-2026	4,850	4,807	(8)
Canadian 10-Year Bonds	579	Sep-2026	50,103	49,426	517
Coffee C^	45	Sep-2026	4,538	5,003	465
Corn^	284	Sep-2026	6,573	5,918	(655)
Cotton No. 2^	32	Dec-2026	1,266	1,228	(38)
Euro STOXX 50	144	Sep-2026	10,526	10,464	98
Euro-BOBL	1,200	Sep-2026	159,586	158,298	1,049
Euro-BTP	96	Sep-2026	13,177	13,100	104
Euro-BUND 10-Year Bonds	747	Sep-2026	108,940	108,755	1,138
Euro-BUXL	175	Sep-2026	21,962	22,253	618
Euro-OAT	156	Sep-2026	21,562	21,399	86
Euro-SCHATZ	255	Sep-2026	31,211	30,892	28
Feeder Cattle^	6	Sep-2026	1,094	1,088	(6)
FTSE 100 Index	77	Sep-2026	10,878	10,773	17
FTSE MIB Index	17	Sep-2026	5,171	5,042	(71)
FTSE Taiwan Index	4	Jul-2026	637	646	9
FTSE/JSE Top 40 Index	13	Sep-2026	869	814	(45)
Gasoline^	18	Aug-2026	2,153	2,188	35
Gasoline^	27	Sep-2026	3,085	3,097	12
Gold^	41	Aug-2026	18,704	16,557	(2,147)
Hang Seng Index	8	Jul-2026	1,172	1,165	(7)
IFSC Nifty50 Index	102	Jul-2026	4,919	4,897	(22)
Japanese 10-Year Bonds	53	Sep-2026	42,017	41,667	94
KC HRW Wheat^	43	Sep-2026	1,380	1,344	(36)
KOSPI 200 Index	5	Sep-2026	1,108	1,117	13
Lean Hogs^	27	Aug-2026	1,045	1,060	15
Lean Hogs^	7	Oct-2026	230	229	(1)
Live Cattle^	34	Aug-2026	3,367	3,296	(71)
Live Cattle^	8	Oct-2026	757	757	–
LME Copper^	48	Sep-2026	15,744	16,056	312
LME Lead^	28	Sep-2026	1,393	1,307	(86)
LME Nickel^	8	Sep-2026	856	781	(75)
LME Primary Aluminum^	131	Sep-2026	11,420	10,108	(1,312)
LME Zinc^	44	Sep-2026	3,728	3,925	197
Long GILT 10-Year Bonds	881	Sep-2026	104,509	104,314	923
Low Sulphur Gasoil^	7	Aug-2026	631	638	7
Low Sulphur Gasoil^	44	Sep-2026	3,720	3,885	165
MSCI EAFE Index	299	Sep-2026	47,502	47,022	(480)
MSCI Emerging Markets Index	352	Sep-2026	31,505	30,928	(577)
Natural Gas^	31	Sep-2026	998	991	(7)
Natural Gas^	30	Aug-2026	969	983	14
NY Harbor ULSD^	26	Sep-2026	3,387	3,451	64
NYMEX Cocoa^	7	Sep-2026	298	355	57
OMX Stockholm 30	96	Jul-2026	3,207	3,191	58
Russell 2000 Index E-Mini	172	Sep-2026	25,529	26,192	663
S&P 500 Index E-Mini	844	Sep-2026	316,277	318,536	2,259
S&P Mid Cap 400 Index E-Mini	37	Sep-2026	14,131	14,375	244
S&P TSX 60 Index	22	Sep-2026	6,468	6,375	5
S&P TSX 60 Index	1	Sep-2026	290	290	–
Silver^	9	Sep-2026	3,292	2,696	(596)
Soybean^	153	Nov-2026	9,100	8,750	(350)
Soybean Meal^	101	Dec-2026	3,239	3,061	(178)
Soybean Oil^	105	Dec-2026	4,451	4,117	(334)
Sugar No. 11^	201	Oct-2026	3,302	3,336	34

168	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
TOPIX Index	98	Sep-2026	$23,653	$24,137	$841
U.S. 2-Year Treasury Note	194	Sep-2026	40,000	39,990	(10)
U.S. 5-Year Treasury Note	1,967	Sep-2026	210,541	210,561	20
U.S. 10-Year Treasury Note	2,022	Sep-2026	221,437	222,199	762
U.S. Long Treasury Bond	741	Sep-2026	82,816	84,104	1,288
U.S. Ultra Long Treasury Bond	74	Sep-2026	8,469	8,595	126
Wheat^	73	Sep-2026	2,202	2,151	(51)
WTI Crude Oil^	127	Sep-2026	8,994	8,797	(197)
WTI Crude Oil^	38	Aug-2026	3,302	2,641	(661)
			1,764,725	1,760,111	3,867
Short Contracts
Australian 10-Year Bonds	(256)	Sep-2026	$(19,422)	$(19,477)	$(237)
Canadian 10-Year Bonds	(237)	Sep-2026	(20,457)	(20,232)	(146)
Copper^	(2)	Sep-2026	(303)	(313)	(10)
DAX Index	(8)	Sep-2026	(5,801)	(5,748)	(6)
IBEX 35 Index	(14)	Jul-2026	(3,100)	(3,104)	(45)
MSCI Singapore Index	(4)	Jul-2026	(148)	(147)	1
NY Harbor ULSD^	(17)	Aug-2026	(2,270)	(2,306)	(36)
NYMEX Cocoa^	(10)	Sep-2026	(427)	(507)	(81)
Platinum^	(3)	Apr-2027	(79)	(74)	4
Platinum^	(1)	Jun-2027	(24)	(24)	–
SET 50	(44)	Sep-2026	(267)	(276)	(8)
SPI 200 Index	(75)	Sep-2026	(11,807)	(11,400)	152
			(64,105)	(63,608)	(412)
			$1,700,620	$1,696,503	$3,455

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/16/26	USD	32	ILS	92	$(1)
Citigroup	09/16/26	USD	45	THB	1,500	—
Citigroup	09/16/26	USD	55	IDR	1,000,000	—
Citigroup	09/16/26	USD	151	IDR	2,705,357	(1)
Citigroup	09/16/26	USD	193	SGD	249	1
Citigroup	09/16/26	USD	116	SGD	150	—
Citigroup	09/16/26	USD	316	COP	1,177,889	20
Citigroup	09/16/26	USD	66	PLN	249	—
Citigroup	09/16/26	USD	331	PLN	1,208	(9)
Citigroup	09/16/26	USD	322	PHP	20,000	3
Citigroup	09/16/26	USD	81	PHP	5,000	—
Citigroup	09/16/26	USD	47	CZK	1,000	—
Citigroup	09/16/26	USD	623	CZK	13,015	(9)
Citigroup	09/16/26	USD	1,030	CLP	925,537	(25)
Citigroup	09/16/26	TWD	500	USD	16	—
Citigroup	09/16/26	TWD	1,000	USD	31	—
Citigroup	09/16/26	USD	1,834	TWD	58,029	(17)
Citigroup	09/16/26	SGD	2,237	USD	1,766	27
Citigroup	09/16/26	USD	31	EUR	27	—
Citigroup	09/16/26	USD	2,220	EUR	1,904	(37)
Citigroup	09/16/26	BRL	2,472	USD	477	8
Citigroup	09/16/26	BRL	195	USD	37	—
Citigroup	09/16/26	THB	3,000	USD	93	2
Citigroup	09/16/26	ILS	3,081	USD	1,062	25

SEI Institutional Managed Trust	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/16/26	ILS	262	USD	88	$—
Citigroup	09/16/26	USD	1,819	HUF	568,967	4
Citigroup	09/16/26	USD	2,478	HUF	766,529	(21)
Citigroup	09/16/26	USD	3,202	INR	311,684	68
Citigroup	09/16/26	USD	1,209	INR	115,000	(3)
Citigroup	09/16/26	PLN	4,416	USD	1,210	35
Citigroup	09/16/26	ZAR	500	USD	31	—
Citigroup	09/16/26	ZAR	4,500	USD	269	(3)
Citigroup	09/16/26	USD	129	KRW	200,000	—
Citigroup	09/16/26	USD	4,987	KRW	7,486,500	(140)
Citigroup	09/16/26	CNH	4,519	USD	671	2
Citigroup	09/16/26	CNH	2,296	USD	340	—
Citigroup	09/16/26	USD	7,414	GBP	5,520	(90)
Citigroup	09/16/26	USD	2,749	CNH	18,584	5
Citigroup	09/16/26	USD	6,244	CNH	42,073	(11)
Citigroup	09/16/26	USD	8,847	ZAR	147,879	120
Citigroup	09/16/26	USD	457	ZAR	7,500	(3)
Citigroup	09/16/26	USD	9,560	BRL	49,304	(214)
Citigroup	09/16/26	GBP	16,770	USD	22,546	293
Citigroup	09/16/26	INR	20,000	USD	210	—
Citigroup	09/16/26	CZK	19,515	USD	937	17
Citigroup	09/16/26	CZK	500	USD	24	—
Citigroup	09/16/26	EUR	39,452	USD	46,295	1,044
Citigroup	09/16/26	EUR	229	USD	262	(1)
Citigroup	09/16/26	KRW	100,000	USD	66	1
Citigroup	09/16/26	HUF	180,000	USD	586	10
Citigroup	09/16/26	HUF	5,000	USD	16	—
Citigroup	09/16/26	CLP	347,480	USD	384	7
Citigroup	09/16/26	COP	50,000	USD	14	—
Citigroup	09/16/26	COP	450,000	USD	122	(6)
Citigroup	09/16/26	IDR	705,357	USD	40	1
Citigroup	09/17/26	USD	9,698	MXN	169,203	(78)
Citigroup	09/17/26	MXN	30,320	USD	1,734	10
Citigroup	09/17/26	MXN	1,055	USD	60	—
Goldman Sachs	09/16/26	USD	817	INR	79,216	14
JPMorgan Chase Bank	09/16/26	USD	32	ILS	92	(1)
JPMorgan Chase Bank	09/16/26	USD	45	THB	1,500	—
JPMorgan Chase Bank	09/16/26	USD	55	IDR	1,000,000	—
JPMorgan Chase Bank	09/16/26	USD	151	IDR	2,705,357	(1)
JPMorgan Chase Bank	09/16/26	USD	193	SGD	249	1
JPMorgan Chase Bank	09/16/26	USD	116	SGD	150	—
JPMorgan Chase Bank	09/16/26	USD	316	COP	1,177,889	20
JPMorgan Chase Bank	09/16/26	USD	66	PLN	249	—
JPMorgan Chase Bank	09/16/26	USD	331	PLN	1,208	(9)
JPMorgan Chase Bank	09/16/26	USD	322	PHP	20,000	3
JPMorgan Chase Bank	09/16/26	USD	81	PHP	5,000	—
JPMorgan Chase Bank	09/16/26	USD	47	CZK	1,000	—
JPMorgan Chase Bank	09/16/26	USD	622	CZK	12,985	(9)
JPMorgan Chase Bank	09/16/26	USD	1,030	CLP	925,537	(25)
JPMorgan Chase Bank	09/16/26	TWD	500	USD	16	—

170	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/16/26	TWD	1,000	USD	31	$—
JPMorgan Chase Bank	09/16/26	USD	1,834	TWD	58,029	(17)
JPMorgan Chase Bank	09/16/26	SGD	2,237	USD	1,766	27
JPMorgan Chase Bank	09/16/26	USD	31	EUR	27	—
JPMorgan Chase Bank	09/16/26	USD	2,220	EUR	1,904	(37)
JPMorgan Chase Bank	09/16/26	BRL	2,472	USD	477	8
JPMorgan Chase Bank	09/16/26	BRL	195	USD	37	—
JPMorgan Chase Bank	09/16/26	THB	3,000	USD	93	2
JPMorgan Chase Bank	09/16/26	ILS	3,081	USD	1,062	26
JPMorgan Chase Bank	09/16/26	ILS	262	USD	88	—
JPMorgan Chase Bank	09/16/26	USD	1,819	HUF	568,967	5
JPMorgan Chase Bank	09/16/26	USD	2,478	HUF	766,529	(21)
JPMorgan Chase Bank	09/16/26	USD	3,202	INR	311,684	68
JPMorgan Chase Bank	09/16/26	USD	1,209	INR	115,000	(3)
JPMorgan Chase Bank	09/16/26	PLN	4,416	USD	1,210	35
JPMorgan Chase Bank	09/16/26	ZAR	500	USD	31	—
JPMorgan Chase Bank	09/16/26	ZAR	4,500	USD	269	(3)
JPMorgan Chase Bank	09/16/26	USD	129	KRW	200,000	—
JPMorgan Chase Bank	09/16/26	USD	4,987	KRW	7,486,500	(140)
JPMorgan Chase Bank	09/16/26	CNH	4,519	USD	671	2
JPMorgan Chase Bank	09/16/26	CNH	2,296	USD	340	—
JPMorgan Chase Bank	09/16/26	USD	7,414	GBP	5,520	(90)
JPMorgan Chase Bank	09/16/26	USD	2,749	CNH	18,584	5
JPMorgan Chase Bank	09/16/26	USD	6,244	CNH	42,073	(11)
JPMorgan Chase Bank	09/16/26	USD	8,848	ZAR	147,879	120
JPMorgan Chase Bank	09/16/26	USD	457	ZAR	7,500	(3)
JPMorgan Chase Bank	09/16/26	USD	9,560	BRL	49,304	(214)
JPMorgan Chase Bank	09/16/26	GBP	16,770	USD	22,546	293
JPMorgan Chase Bank	09/16/26	CZK	19,485	USD	936	17
JPMorgan Chase Bank	09/16/26	CZK	500	USD	24	—
JPMorgan Chase Bank	09/16/26	INR	20,000	USD	210	—
JPMorgan Chase Bank	09/16/26	EUR	39,452	USD	46,295	1,044
JPMorgan Chase Bank	09/16/26	EUR	230	USD	262	(1)
JPMorgan Chase Bank	09/16/26	KRW	100,000	USD	66	1
JPMorgan Chase Bank	09/16/26	HUF	180,000	USD	586	10
JPMorgan Chase Bank	09/16/26	HUF	5,000	USD	16	—
JPMorgan Chase Bank	09/16/26	CLP	347,480	USD	384	7
JPMorgan Chase Bank	09/16/26	COP	50,000	USD	14	—
JPMorgan Chase Bank	09/16/26	COP	450,000	USD	122	(6)
JPMorgan Chase Bank	09/16/26	IDR	705,357	USD	40	1
JPMorgan Chase Bank	09/17/26	USD	9,698	MXN	169,203	(78)
JPMorgan Chase Bank	09/17/26	MXN	30,320	USD	1,734	10
JPMorgan Chase Bank	09/17/26	MXN	1,055	USD	60	—
UBS	09/16/26	USD	24	COP	91,120	1
						$2,085

SEI Institutional Managed Trust	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Accumulation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	TRS:HSHARES IDX FUT JUL26	Negative Price Return	Positive Price Return	At Maturity	07/01/2026	HKD	$7,771	$7,637	$–	$(134)
JPMorgan Chase	TAIEX FUTURES SWAP JUL26	Negative Price Return	Positive Price Return	At Maturity	07/01/2026	TWD	12,430	12,628	–	198
JPMorgan Chase	AEX INDEX FUT JUL26	Negative Price Return	Positive Price Return	At Maturity	07/01/2026	EUR	5,243	5,196	–	(47)
JPMorgan Chase	JAAAZ Up Stock Index	SOFR - 16BPS	ASSET RETURN	Annual	07/07/2026	USD	(24,505)	(118)	–	(118)
JPMorgan Chase	JAAAZ Up Stock Index	SOFR - 5BPS	ASSET RETURN	Annual	07/28/2026	USD	(24,830)	7	–	7
JPMorgan Chase	BERYTR Index	SOFRRATE + 13 BPS	INDEX RETURN	Annual	07/31/2026	USD	(59,917)	(6,716)	–	(6,716)
JPMorgan Chase	SOFRATE Index	ASSET RETURN	SOFR + 13 BPS	Monthly	07/31/2026	USD	14,977	177	–	177
JPMorgan Chase	BOVESPA FUT AUG26	Positive Price Return	Positive Price Return	At Maturity	08/01/2026	BRL	2,048	1,986	–	(62)
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE	INDEX RETURN	Annual	08/31/2026	USD	(89,872)	(7,852)	–	(7,852)
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	09/01/2026	PLN	(202)	(190)	–	12
JPMorgan Chase	TRS: KOSPO IND FUT SEP16	Negative Price Return	Positive Price Return	At Maturity	09/01/2026	KRW	9,673	10,951	–	1,278
Bank of America	SWISS FUT SEP 26	Negative Price Return	Positive Price Return	At Maturity	09/01/2026	CHF	2,095	2,115	–	20
Citigroup	MSCI INTERNATIONAL ITALY Index	ESTRON INDEX	ASSET RETURN	Monthly	09/16/2026	EUR	(590)	24	–	24
JPMorgan Chase	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE	INDEX RETURN	Annual	09/16/2026	USD	(29,955)	(1,200)	–	(1,200)
Citigroup	MSCI INTERNATIONAL FRANCE Index	ESTRON INDEX	ASSET RETURN	Monthly	09/16/2026	EUR	(366)	1	–	1
Citigroup	MSCI INTERNATIONAL SWITZERLAND Index	ASSET RETURN	SSARON INDEX	Monthly	09/16/2026	CHF	396	(27)	–	(27)
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	ASSET RETURN	ZARONIA INDEX	Monthly	09/16/2026	ZAR	11,382	(2)	–	(2)
Citigroup	MSCI INTERNATIONAL AUSTRALIA Index	ASSET RETURN	BBSW1M INDEX	Monthly	09/16/2026	AUD	907	(9)	–	(9)
Bank of America	TASE TA-35 Index	ASSET RETURN	SHIRON INDEX	Monthly	09/16/2026	ILS	789	9	–	9
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M INDEX	ASSET RETURN	Monthly	09/16/2026	HKD	(11,836)	(18)	–	(18)
Citigroup	MSCI INTERNATIONAL UNITED KINGDOM Index	SONIO/N INDEX	ASSET RETURN	Monthly	09/16/2026	GBP	(799)	22	–	22
Citigroup	MSCI INTERNATIONAL SPAIN Index	ASSET RETURN	ESTRON INDEX	Monthly	09/16/2026	EUR	898	(86)	–	(86)
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	ESTRON INDEX	ASSET RETURN	Monthly	09/16/2026	EUR	(3,697)	436	–	436
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	ASSET RETURN	SIBCSORA INDEX	Monthly	09/16/2026	SGD	434	(21)	–	(21)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	STIB1M INDEX	ASSET RETURN	Monthly	09/16/2026	SEK	(11,481)	36	–	36
Bank of America	MSCI MEXICO NR Index	MXIBTIEF INDEX	ASSET RETURN	Monthly	09/17/2026	MXN	(7,281)	11	–	11
Goldman Sachs	RCXTEF1 Index	INDEX RETURN		Annual	11/17/2026	USD	(220,554)	1,078	–	1,078
JPMorgan Chase	SOFRATE Index	ASSET RETURN	SOFR + 48BPS	Annual	11/19/2026	USD	28,707	1,480	–	1,480
JPMorgan Chase	NVIDIA Corp	ASSET RETURN	SOFR +60BPS	Annual	11/30/2026	USD	54,586	(2,142)	–	(2,142)
JPMorgan Chase	Broadcom Inc	ASSET RETURN	SOFR + 60BPS	Annual	11/30/2026	USD	21,841	(759)	–	(759)
JPMorgan Chase	Microsoft Corp	ASSET RETURN	SOFR +77.5BPS	Annual	12/18/2026	USD	46,948	812	–	812
								25,466	$–	(13,592)

Percentages are based on Net Assets of $1,190,704 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2026.

*	Non-income producing security.

‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $28,237 ($ Thousands), representing 2.4% of the Net Assets of the Fund.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See “Glossary” for abbreviations.

172	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 40.4%
Communication Services — 5.0%
Altice France
6.875%, 07/15/2032 (A)	$220	$214
AMC Global Media
10.500%, 07/15/2032 (A)	191	196
ANGI Group
3.875%, 08/15/2028 (A)	166	140
AT&T
3.500%, 06/01/2041	330	254
2.750%, 06/01/2031	355	323
2.550%, 12/01/2033	1,338	1,124
Beacon Point DC
6.129%, 11/30/2042 (A)	675	681
Black Pearl Compute
6.125%, 02/15/2031 (A)	1,140	1,155
CCO Holdings
4.750%, 03/01/2030 (A)	495	469
Charter Communications Operating
3.750%, 02/15/2028	610	598
Cinemark USA
7.000%, 08/01/2032 (A)	190	196
5.250%, 07/15/2028 (A)	344	343
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	743	774
7.750%, 04/15/2028 (A)	60	60
7.500%, 03/15/2033 (A)	232	244
7.125%, 02/15/2031 (A)	209	217
Discovery Global Holdings
5.141%, 03/15/2052	420	282
5.050%, 03/15/2042	395	289
4.279%, 03/15/2032	165	148
DISH DBS
5.750%, 12/01/2028 (A)(B)	28	27
5.250%, 12/01/2026 (A)(B)	435	430
5.125%, 06/01/2029 (B)	200	180
EchoStar
10.750%, 11/30/2029	430	464
6.750% Cash/PIK, 11/30/2030	187	190
ELK Grove Village Property
7.500%, 06/15/2031 (A)	1,201	1,209
Gray Media
7.250%, 08/15/2033 (A)	179	176
4.750%, 10/15/2030 (A)	113	81
iHeartCommunications
10.875%, 05/01/2030 (A)	442	383
9.125%, 05/01/2029 (A)	62	60
Level 3 Financing
8.500%, 01/15/2036 (A)	810	870
7.500%, 02/15/2037 (A)	52	53
7.000%, 03/31/2034 (A)	595	614
6.875%, 06/30/2033 (A)	515	529
Match Group Holdings II
3.625%, 10/01/2031 (A)	110	99

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Meridian Arc Holdco
6.250%, 04/30/2031 (A)		$750	$752
Meta Platforms
5.625%, 11/15/2055		1,175	1,065
Millicom International Cellular
6.250%, 03/25/2029 (A)		297	298
4.500%, 04/27/2031 (A)		219	205
Nexstar Media
7.250%, 04/15/2034 (A)		500	499
6.500%, 09/15/2033 (A)		820	820
PR RNO Property Owner 1
6.500%, 05/01/2031 (A)		790	789
Sinclair Television Group
8.125%, 02/15/2033 (A)		875	899
Sirius XM Radio
4.000%, 07/15/2028 (A)		755	735
Snap
6.875%, 03/01/2033 (A)		800	780
6.875%, 03/15/2034 (A)		780	755
Space Exploration Technologies, Strike Price Fixed
5.875%, 07/15/2036 (A)		550	543
5.350%, 07/15/2031 (A)		600	598
SV RNO Property Owner 1
5.875%, 03/01/2031 (A)		635	626
T-Mobile USA
4.500%, 04/15/2050		1,416	1,143
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	306
Uniti Group
8.625%, 06/15/2032 (A)		130	135
4.750%, 04/15/2028 (A)		370	369
Uniti Services
7.500%, 10/15/2033 (A)		515	542
Windstream Services
8.250%, 10/01/2031 (A)		210	221
			25,152
Consumer Discretionary — 4.9%
Academy
5.875%, 05/15/2031 (A)		345	345
Airbnb
5.250%, 03/16/2036		415	413
American Axle & Manufacturing
6.375%, 10/15/2032 (A)		200	199
Asbury Automotive Group
5.000%, 02/15/2032 (A)		185	177
4.625%, 11/15/2029 (A)		84	82
Beach Acquisition Bidco
10.000% Cash/PIK, 07/15/2033 (A)		379	431
5.250%, 07/15/2032 (A)	EUR	156	181
Carnival
6.125%, 02/15/2033 (A)		$425	430

SEI Institutional Managed Trust	173

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 03/15/2030 (A)		$260	$263
Champ Acquisition
8.375%, 12/01/2031 (A)		910	952
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	155
Clarios Global
6.750%, 02/15/2030 (A)		$281	290
6.750%, 09/15/2032 (A)		95	97
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		578	606
CSC Holdings
5.750%, 01/15/2030 (A)		250	58
3.375%, 02/15/2031 (A)		225	133
Directv Financing
9.250%, 06/01/2032 (A)		785	798
8.875%, 02/01/2030 (A)		255	259
5.875%, 08/15/2027 (A)		57	57
DISH Network
11.750%, 11/15/2027 (A)		495	509
Dorman Products
6.250%, 06/15/2034 (A)		120	121
Ford Motor Credit
5.850%, 05/17/2027		343	346
General Motors
5.950%, 04/01/2049		36	35
General Motors Financial
5.650%, 01/17/2029		165	168
Genting New York
7.250%, 10/01/2029 (A)		860	885
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)		665	649
Hyundai Capital America
6.200%, 09/21/2030 (A)		735	767
IHO Verwaltungs GmbH
7.375%, 05/15/2033 (A)		200	208
Installed Building Products
5.625%, 02/01/2034 (A)		155	154
K Hovnanian Enterprises
8.375%, 10/01/2033 (A)		92	95
8.000%, 04/01/2031 (A)		103	106
Kapla Holding SAS
5.125%, 04/30/2032 (A)	EUR	193	222
LCM Investments Holdings II
4.875%, 05/01/2029 (A)		$795	774
Light & Wonder International
6.250%, 10/01/2033 (A)		373	371
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)		590	495
Match Group Holdings II
5.625%, 02/15/2029 (A)		145	144
Melco Resorts Finance
7.625%, 04/17/2032 (A)		525	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MercadoLibre
3.125%, 01/14/2031	$240	$220
Michaels
11.000%, 03/15/2034 (A)	386	378
8.500%, 03/15/2033 (A)	650	644
NCL
6.250%, 09/15/2033 (A)	174	169
5.875%, 01/15/2031 (A)	347	337
Neptune Bidco US
10.375%, 05/15/2031 (A)	280	290
9.500%, 02/15/2033 (A)	410	415
Newell Brands
8.500%, 06/01/2028 (A)	195	204
6.625%, 05/15/2032	170	172
6.375%, 09/15/2027	65	65
6.375%, 05/15/2030	110	112
Nissan Motor Acceptance MTN
6.125%, 09/30/2030 (A)	515	506
O'Reilly Automotive
5.100%, 03/12/2036	200	198
Paramount Global
5.850%, 09/01/2043	200	150
Qnity Electronics
6.250%, 08/15/2033 (A)	115	117
QXO Building Products
6.750%, 04/30/2032 (A)	265	273
6.500%, 07/15/2031 (A)	510	520
Risewell Homes
8.500%, 11/01/2030 (A)	770	786
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	562	570
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	325	332
6.000%, 02/01/2033 (A)	250	254
5.625%, 09/30/2031 (A)	500	504
Sands China
5.400%, 08/08/2028	240	242
3.250%, 08/08/2031	200	182
2.850%, 03/08/2029	200	189
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	582	569
Staples
12.750%, 01/15/2030 (A)	30	23
10.750%, 09/01/2029 (A)	70	67
Univision Communications
9.375%, 08/01/2032 (A)	375	381
Vail Resorts
5.625%, 07/15/2030 (A)	340	340
Viking Cruises
9.125%, 07/15/2031 (A)	345	361
5.875%, 10/15/2033 (A)	455	456
VOC Escrow
5.000%, 02/15/2028 (A)	235	235

174	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	$485	$424
Wayfair
7.125%, 05/31/2034 (A)	375	385
Whirlpool
7.500%, 07/01/2031 (A)	235	238
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	65	69
ZF North America Capital
7.125%, 04/14/2030 (A)	280	282
6.875%, 04/23/2032 (A)	310	305
		24,477
Consumer Staples — 0.9%
Fiesta Purchaser
9.625%, 09/15/2032 (A)	291	285
HLF Financing Sarl
7.750%, 05/01/2033 (A)	690	699
KeHE Distributors
7.125%, 04/30/2033 (A)	45	46
Kraft Heinz Foods
4.375%, 06/01/2046	332	266
Mars
5.200%, 03/01/2035 (A)	925	928
5.000%, 03/01/2032 (A)	675	680
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	903
Post Holdings
6.375%, 03/01/2033 (A)	685	680
United Natural Foods
6.750%, 10/15/2028 (A)	305	305
		4,792
Energy — 6.9%
Aethon United BR
7.500%, 10/01/2029 (A)	175	182
Archrock Partners
6.625%, 09/01/2032 (A)	320	326
Archrock Services
6.000%, 02/01/2034 (A)	250	249
BKV Upstream Midstream
7.500%, 10/15/2030 (A)	280	281
Buckeye Partners
6.875%, 07/01/2029 (A)	405	414
6.750%, 02/01/2030 (A)	190	196
Caturus Energy
7.125%, 05/15/2031 (A)	235	233
Chord Energy
6.750%, 03/15/2033 (A)	425	431
6.000%, 10/01/2030 (A)	385	387
CNX Midstream Partners
4.750%, 04/15/2030 (A)	280	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNX Resources
7.250%, 03/01/2032 (A)	$410	$422
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	625
CQP Holdco
5.500%, 06/15/2031 (A)	689	676
Crescent Energy Finance
7.625%, 04/01/2032 (A)	165	166
7.375%, 01/15/2033 (A)	1,045	1,039
Delek Logistics Partners
8.625%, 03/15/2029 (A)	163	169
7.375%, 06/30/2033 (A)	625	637
Energy Transfer
7.125%, H15T5Y + 5.306%(C)(D)	50	52
Equities
7.500%, 06/01/2030	160	173
Excelerate Energy
8.000%, 05/15/2030 (A)	453	478
Expand Energy
4.750%, 02/01/2032	865	843
Genesis Energy
7.875%, 05/15/2032	465	479
6.750%, 03/15/2034	800	794
Global Partners
6.875%, 01/15/2029	355	358
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	390	404
6.625%, 01/15/2034 (A)	405	408
Kodiak Gas Services
6.750%, 10/01/2035 (A)	210	216
6.500%, 10/01/2033 (A)	320	324
5.875%, 04/01/2031 (A)	160	160
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	25	25
7.125%, 05/15/2031 (A)	310	303
Matador Resources
6.500%, 04/15/2032 (A)	245	246
6.250%, 04/15/2033 (A)	353	352
Murphy Oil
6.000%, 10/01/2032	261	260
Noble Finance II
8.000%, 04/15/2030 (A)	663	687
6.250%, 06/15/2034 (A)	740	725
Northern Oil & Gas
7.875%, 10/15/2033 (A)	180	179
NuStar Logistics
6.375%, 10/01/2030	445	460
Occidental Petroleum
7.950%, 06/15/2039	600	715
6.625%, 09/01/2030	463	490
4.400%, 08/15/2049	20	16
ONEOK
6.350%, 01/15/2031	305	321

SEI Institutional Managed Trust	175

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pan American Energy
8.500%, 04/30/2032 (A)	$350	$374
Permian Resources Operating
9.875%, 07/15/2031 (A)	296	311
7.000%, 01/15/2032 (A)	190	196
6.250%, 02/01/2033 (A)	265	271
Petroleos de Venezuela
6.000%, 11/15/2026 (B)	1,110	416
6.000%, 05/16/2027 (B)	3,790	1,419
5.500%, 04/12/2037 (B)	130	48
5.375%, 04/12/2027 (B)	2,570	942
Petroleos Mexicanos
7.690%, 01/23/2050	406	379
6.950%, 01/28/2060	207	174
6.840%, 01/23/2030	740	760
6.700%, 02/16/2032	70	70
5.950%, 01/28/2031	370	366
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	14
Prairie Acquiror
9.000%, 08/01/2029 (A)	625	649
Puma International Financing
7.750%, 04/25/2029 (A)	350	359
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	85	90
6.875%, 04/15/2040 (A)	55	56
6.750%, 03/15/2033 (A)	330	339
SM Energy
9.625%, 06/15/2033 (A)	210	230
7.000%, 08/01/2032 (A)	270	273
6.750%, 08/01/2029 (A)	170	173
Sunoco
7.875%, H15T5Y + 4.230%(A)(C)(D)	755	785
7.250%, 05/01/2032 (A)	215	223
6.250%, 07/01/2033 (A)	285	288
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	340	349
6.750%, 03/15/2034 (A)	285	287
6.000%, 12/31/2030 (A)	155	155
Tidewater
9.125%, 07/15/2030 (A)	625	669
TransMontaigne Partners
8.500%, 06/15/2030 (A)	960	978
Transocean International
8.750%, 02/15/2030 (A)	46	47
8.500%, 05/15/2031 (A)	115	120
8.250%, 05/15/2029 (A)	115	119
7.875%, 10/15/2032 (A)	160	167
USA Compression Partners
7.125%, 03/15/2029 (A)	415	425
6.250%, 10/01/2033 (A)	225	223
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	375	384

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 05/01/2036 (A)		$280	$283
4.125%, 08/15/2031 (A)		445	418
3.875%, 11/01/2033 (A)		238	212
Venture Global LNG
9.875%, 02/01/2032 (A)		205	219
7.000%, 01/15/2030 (A)		375	382
6.625%, 06/15/2036 (A)		370	365
6.375%, 12/15/2034 (A)		675	663
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (A)		330	350
6.500%, 01/15/2034 (A)		330	344
6.500%, 06/15/2034 (A)		245	255
6.125%, 12/15/2030 (A)		235	240
WBI Operating
6.500%, 10/15/2033 (A)		370	372
6.250%, 10/15/2030 (A)		425	428
Weatherford International
6.750%, 10/15/2033 (A)		300	306
Western Midstream Operating
7.250%, 04/01/2030 (A)		340	357
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)		175	180
			34,670
Financials — 10.4%
Acrisure
6.750%, 07/01/2032 (A)		117	105
6.000%, 08/01/2029 (A)		835	735
Ally Financial
4.700%, H15T7Y + 3.481%(C)(D)		1,670	1,618
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)		295	293
APH Somerset Investor 2
7.875%, 11/01/2029 (A)		720	729
Ardonagh Finco
7.750%, 02/15/2031 (A)		210	212
6.875%, 02/15/2031	EUR	255	294
Ardonagh Group Finance
8.875%, 02/15/2032 (A)		$1,371	1,332
Asurion
8.375%, 02/01/2034 (A)		490	454
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		300	279
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(C)(D)		570	565
Banco Santander
6.921%, 08/08/2033		600	651
Bank of America
5.045%, SOFR + 1.130%, 02/06/2037 (C)		1,705	1,679
Bank of America MTN
5.015%, SOFR + 2.160%, 07/22/2033 (C)		525	526

176	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
5.625%, H15T5Y + 2.034%(C)(D)	$560	$559
Barclays PLC
8.000%, H15T5Y + 5.431%(C)(D)	930	977
Blackstone Mortgage Trust
6.250%, 06/01/2031 (A)	1,425	1,378
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(C)(D)	270	283
BPCE
4.625%, 09/12/2028 (A)	250	249
2.277%, SOFR + 1.312%, 01/20/2032 (A)(C)	375	332
Broadstreet Partners Group
5.875%, 04/15/2029 (A)	790	771
Burford Capital Global Finance
8.500%, 01/15/2034 (A)	400	351
Citigroup
6.625%, H15T5Y + 3.001%(C)(D)	845	861
4.910%, SOFR + 2.086%, 05/24/2033 (C)	535	532
Commerzbank MTN
7.500%, USISSO05 + 4.322%(C)(D)	600	626
CRC Insurance Group
7.125%, 06/01/2031 (A)	714	712
Credit Acceptance
6.625%, 03/15/2030 (A)	380	381
Encore Capital Group
6.625%, 06/01/2032 (A)	1,020	1,021
Fidelity National Information Services
4.800%, 03/10/2031	545	539
Fidus Re
6.251%, T-BILL 1MO + 2.500%,
01/08/2037 (A)(C)	900	893
FirstCash
6.875%, 03/01/2032 (A)	540	555
6.125%, 05/01/2034 (A)	370	368
Focus Financial Partners
6.750%, 09/15/2031 (A)	917	923
Freedom Mortgage
6.625%, 01/15/2027 (A)	665	665
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	225	232
7.875%, 04/01/2033 (A)	55	54
Global Payments
5.550%, 11/15/2035	455	441
goeasy
6.875%, 05/15/2030 (A)	340	303
6.875%, 02/15/2031 (A)	550	486
Howden UK Refinance
8.125%, 02/15/2032 (A)	1,630	1,461
HSBC Holdings
6.750%, H15T5Y + 2.513%(C)(D)	525	529

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HUB International
7.375%, 01/31/2032 (A)		$280	$285
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		530	639
Jane Street Group
7.125%, 04/30/2031 (A)		290	300
6.125%, 11/01/2032 (A)		580	580
JPMorgan Chase
6.500%, H15T5Y + 2.152%(C)(D)		1,120	1,147
5.572%, SOFR + 1.680%, 04/22/2036 (C)		330	339
5.193%, SOFR + 1.300%, 02/05/2037 (C)		310	305
4.912%, SOFR + 2.080%, 07/25/2033 (C)		530	529
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)		230	215
Kennedy-Wilson
7.250%, 06/01/2033 (A)		787	804
7.000%, 06/01/2031 (A)		285	291
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)		350	363
M&T Bank
5.053%, SOFR + 1.850%, 01/27/2034 (C)		495	491
Mcclatchy Media
8.500% Cash/PIK, 09/01/2026 (A)		1,304	1,480
8.000%, 03/01/2028 (A)		1,154	1,163
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,195	1,193
Morgan Stanley
5.664%, SOFR + 1.757%, 04/17/2036 (C)		285	293
Morgan Stanley MTN
4.889%, SOFR + 2.076%, 07/20/2033 (C)		525	521
1.794%, SOFR + 1.034%, 02/13/2032 (C)		585	509
MPT Operating Partnership
8.500%, 02/15/2032 (A)		25	26
5.000%, 10/15/2027		255	247
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(C)		450	438
NatWest Group PLC
4.500%, GUKG5 + 3.992%(C)(D)	GBP	760	983
Navient
9.375%, 07/25/2030		$395	401
9.375%, 10/15/2031		350	349
5.500%, 03/15/2029		309	297
OneMain Finance
7.125%, 09/15/2032		820	834
6.750%, 09/15/2033		495	490

SEI Institutional Managed Trust	177

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 05/15/2029	$400	$408
Osaic Holdings
8.000%, 08/01/2033 (A)	14	14
6.750%, 08/01/2032 (A)	269	270
PennyMac Financial Services
6.875%, 05/15/2032 (A)	405	396
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(C)(D)	1,260	1,278
Rocket
6.375%, 08/01/2033 (A)	280	285
6.125%, 08/01/2030 (A)	325	330
Rocket Mortgage
3.625%, 03/01/2029 (A)	340	327
Ryan Specialty
5.875%, 08/01/2032 (A)	310	305
SLM
6.495%, SOFRINDX + 2.710%, 05/15/2032 (C)	435	434
Starwood Property Trust
6.500%, 07/01/2030 (A)	495	505
6.125%, 06/01/2031 (A)	285	287
5.750%, 01/15/2031 (A)	365	363
State Street
6.700%, H15T5Y + 2.613%(C)(D)	100	103
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (C)	200	207
Truist Financial
6.669%, H15T5Y + 3.003%(C)(D)	1,025	1,024
UBS Group
7.750%, USISSO05 + 4.160%(A)(C)(D)	270	284
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)	340	302
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	421	391
USI
7.500%, 01/15/2032 (A)	215	217
UWM Holdings
6.250%, 03/15/2031 (A)	553	493
VFH Parent
7.500%, 06/15/2031 (A)	265	277
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(D)	500	526
6.850%, H15T5Y + 2.767%(C)(D)	425	442
Wells Fargo MTN
4.897%, SOFR + 2.100%, 07/25/2033 (C)	1,155	1,148
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(C)	340	352
		52,434

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 1.5%
1261229 BC
10.000%, 04/15/2032 (A)		$310	$314
Adapthealth
5.125%, 03/01/2030 (A)		250	243
AdaptHealth
4.625%, 08/01/2029 (A)		190	183
Amgen Inc
5.250%, 03/02/2033		652	663
Amneal Pharmaceuticals
6.875%, 08/01/2032 (A)		126	131
AthenaHealth Group
6.500%, 02/15/2030 (A)		725	695
Bausch Health
5.000%, 01/30/2028 (A)		115	102
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	297
BioMarin Pharmaceutical
5.500%, 02/15/2034 (A)		200	197
Charlotte Buyer
8.000%, 06/30/2031 (A)		120	122
Global Medical Response
7.375%, 10/01/2032 (A)		203	210
LifePoint Health
9.875%, 08/15/2030 (A)		290	306
7.000%, 05/01/2034 (A)		340	326
5.375%, 01/15/2029 (A)		490	470
Molina Healthcare
6.500%, 02/15/2031 (A)		475	483
6.250%, 01/15/2033 (A)		565	566
Perrigo Finance Unlimited
6.125%, 09/30/2032		155	148
Prime Healthcare Services
9.375%, 09/01/2029 (A)		290	303
Team Health Holdings
13.500% Cash/PIK, 06/30/2028 (A)		1,330	1,360
8.375%, 06/30/2028 (A)		154	154
Verisure Holding
4.125%, 01/02/2032 (A)	EUR	247	284
			7,557
Industrials — 4.2%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		$1,825	1,805
Allegiant Travel
7.125%, 07/01/2031 (A)		540	547
American Airlines
5.750%, 04/20/2029 (A)		481	482
APi Group DE
5.750%, 06/01/2034 (A)		625	618
4.125%, 07/15/2029 (A)		851	816
Avis Budget Car Rental
8.375%, 06/15/2032 (A)		180	181

178	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axon Enterprise
6.250%, 03/15/2033 (A)		$180	$185
6.125%, 03/15/2030 (A)		175	178
Azul Secured Finance LLP
9.875%, 02/15/2031 (A)		400	383
Beacon Mobility
7.250%, 08/01/2030 (A)		320	332
Boeing
5.805%, 05/01/2050		330	326
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/2032 (A)		437	453
CACI International
6.375%, 06/15/2033 (A)		360	365
EquipmentShare.com
9.000%, 05/15/2028 (A)		125	128
7.125%, 07/01/2034 (A)		670	658
Garda World Security
8.375%, 11/15/2032 (A)		230	235
8.250%, 08/01/2032 (A)		185	190
7.750%, 02/15/2028 (A)		165	168
GFL Environmental
6.750%, 01/15/2031 (A)		195	201
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)		445	435
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		300	314
6.375%, 07/15/2034 (A)		475	477
5.625%, 06/01/2029 (A)		580	580
Herc Holdings
7.000%, 06/15/2030 (A)		380	393
Hertz
12.625%, 07/15/2029 (A)		203	165
Icahn Enterprises
10.000%, 11/15/2029 (A)		775	764
Johnson Controls International
4.900%, 12/01/2032		140	140
Luna 1.5 Sarl
12.000%, 07/01/2032 (A)		1,013	1,084
Luna 2 5 SARL
5.500%, 07/01/2032 (A)	EUR	224	260
Madison IAQ
5.875%, 06/30/2029 (A)		$310	310
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		1,190	1,161
MIWD Holdco II
5.500%, 02/01/2030 (A)		160	151
MV24 Capital BV
6.748%, 06/01/2034		1,539	1,530
6.748%, 06/01/2034 (A)		134	134
OneSky Flight
8.875%, 12/15/2029 (A)		580	613
Rand Parent
8.500%, 02/15/2030 (A)		555	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.300%, 02/15/2030	$535	$558
Standard Building Solutions
6.500%, 08/15/2032 (A)	540	543
Standard Industries
4.375%, 07/15/2030 (A)	425	404
TransDigm
7.125%, 12/01/2031 (A)	15	15
6.750%, 08/15/2028 (A)	355	359
6.625%, 03/01/2032 (A)	235	241
4.875%, 05/01/2029	449	442
4.625%, 01/15/2029	90	89
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	283	286
Waste Pro USA
7.000%, 02/01/2033 (A)	215	220
WestJet Airlines
8.000%, 02/14/2031 (A)	435	437
		20,931
Information Technology — 3.4%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	802	802
Arches Buyer
6.125%, 12/01/2028 (A)	79	78
Broadcom
3.500%, 02/15/2041	293	234
3.469%, 04/15/2034	165	148
3.419%, 04/15/2033	1,080	985
3.187%, 11/15/2036 (A)	53	44
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	581	520
Cloud Software Group
6.500%, 03/31/2029 (A)	910	883
Core Scientific Finance I
7.750%, 05/15/2031 (A)	770	781
CoreWeave
9.250%, 06/01/2030 (A)	1,005	1,012
Diebold Nixdorf
7.750%, 03/31/2030 (A)	560	583
Elastic
4.125%, 07/15/2029 (A)	455	434
Fair Isaac
6.250%, 09/15/2034 (A)	1,020	1,005
6.000%, 05/15/2033 (A)	447	440
Gen Digital
6.250%, 04/01/2033 (A)	270	266
McAfee
7.375%, 02/15/2030 (A)	325	276
NXP BV
3.400%, 05/01/2030	215	205
Oracle
6.700%, 02/04/2056	300	282

SEI Institutional Managed Trust	179

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 11/09/2032		$2,035	$2,092
5.700%, 02/04/2036		465	450
5.350%, 05/04/2033		430	418
2.950%, 04/01/2030		98	90
2.875%, 03/25/2031		510	456
Prosus MTN
4.027%, 08/03/2050 (A)		560	392
3.061%, 07/13/2031 (A)		300	273
Salesforce
5.550%, 03/15/2036		1,120	1,119
4.900%, 09/15/2031		1,250	1,247
Sprint Capital
8.750%, 03/15/2032		480	565
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	343
United Group BV
4.625%, 08/15/2028 (A)		450	516
Virtusa
7.125%, 12/15/2028 (A)		$133	105
			17,044
Materials — 1.8%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	513
AngloGold Ashanti Holdings
3.750%, 10/01/2030		520	492
ARD Finance
6.500% Cash/PIK, 06/30/2027 (A)(B)		–	–
Avient
7.125%, 08/01/2030 (A)		335	341
Celanese US Holdings
6.750%, 04/15/2033		155	158
6.500%, 04/15/2030		110	112
Cerdia Finanz GmbH
9.375%, 10/03/2031 (A)		200	180
Chemours
8.000%, 01/15/2033 (A)		245	248
FMC
8.000%, 06/01/2031 (A)		605	630
Hybar
7.375%, 07/01/2034 (A)		655	658
Inversion Escrow Issuer
6.750%, 08/01/2032 (A)		550	537
Mineral Resources
7.000%, 04/01/2031 (A)		245	254
6.250%, 05/01/2034 (A)		580	570
6.000%, 05/01/2032 (A)		135	134
Olympus Water US Holding
7.250%, 06/15/2031 (A)		365	369
7.250%, 02/15/2033 (A)		303	300
Quikrete Holdings
6.750%, 03/01/2033 (A)		420	428
6.375%, 03/01/2032 (A)		385	393

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sasol Financing USA
5.500%, 03/18/2031		$240	$224
Scotts Miracle-Gro
4.000%, 04/01/2031		551	516
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)		1,076	1,135
Stonepeak Motion Holdco
6.125%, 07/15/2033 (A)		799	800
Suzano Austria GmbH
3.125%, 01/15/2032		290	257
			9,249
Real Estate — 0.4%
Agree
2.900%, 10/01/2030		165	153
Alexandria Real Estate Equities
3.375%, 08/15/2031		355	327
CoStar Group
2.800%, 07/15/2030 (A)		585	526
DBR Land Holdings
6.250%, 12/01/2030 (A)		430	437
Iron Mountain
6.250%, 01/15/2035 (A)		395	397
Realty Income
2.850%, 12/15/2032		355	316
RHP Hotel Properties
6.500%, 06/15/2033 (A)		95	97
			2,253
Utilities — 1.0%
Berkshire Hathaway Energy
4.250%, 10/15/2050		165	132
California Buyer
6.375%, 02/15/2032 (A)		800	802
Eskom Holdings MTN
6.350%, 08/10/2028		300	305
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (C)		415	426
6.375%, H15T5Y + 2.053%, 08/15/2055 (C)		280	285
NRG Energy
6.000%, 01/15/2036 (A)		282	281
5.875%, 05/15/2034 (A)		220	219
5.750%, 07/15/2029 (A)		666	666
Southern California Edison
4.200%, 03/01/2029		420	414
Talen Energy Supply
6.500%, 02/01/2036 (A)		235	237
6.250%, 02/01/2034 (A)		235	233
UGI International
5.000%, 06/01/2031 (A)	EUR	656	767

180	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra Operations
6.875%, 04/15/2032 (A)	$190	$197
		4,964

Total Corporate Obligations
(Cost $205,996) ($ Thousands)		203,523

ASSET-BACKED SECURITIES — 13.6%
Automotive — 2.4%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	356	363
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl C
4.850%, 05/10/2032(A)	500	498
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,013
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl C
4.880%, 02/17/2032	500	498
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,016
Carvana Auto Receivables Trust, Ser 2026-P1, Cl C
5.280%, 08/10/2032	500	492
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl E
6.870%, 02/15/2033(A)	690	676
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,017
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,021
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,223
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,014
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	690
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	459	468
SBNA Auto Receivables Trust, Ser 2025-SF1, Cl C
5.140%, 04/15/2031(A)	329	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	$1,000	$1,005
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	234	238
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	500	494
		12,055
Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl D
9.160%, 01/15/2030(A)	1,000	1,004

Mortgage Related Securities — 1.7%
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(C)	862	868
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(C)	353	356
FIGRE Trust, Ser 2026-HE1, Cl C
5.434%, 01/25/2056(A)(C)	451	446
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(C)	492	495
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(C)	1,000	1,006
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	857	854
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	494
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	391
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(E)	1,000	1,010
Vista Point Securitization Trust, Ser 2025-CES2, Cl A1
5.601%, 08/25/2055(A)(E)	783	783
Vista Point Securitization Trust, Ser 2025-CES3, Cl A1
5.297%, 11/25/2055(A)(E)	257	255
Vista Point Securitization Trust, Ser 2025-CES3, Cl A2
5.447%, 11/25/2055(A)(E)	300	298
Vista Point Securitization Trust, Ser 2025-CES3, Cl A3
5.597%, 11/25/2055(A)(E)	300	299

SEI Institutional Managed Trust	181

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Vista Point Securitization Trust, Ser 2026-CES2, Cl A3
5.827%, 05/25/2056(A)(E)	$1,000	$1,000
		8,555
Other Asset-Backed Securities — 9.3%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	501
Affirm Master Trust, Ser 2025-2A, Cl B
5.060%, 07/15/2033(A)	600	601
Aqua Finance Issuer Trust, Ser 2026-A, Cl C
5.300%, 04/17/2051(A)	500	496
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
5.428%, SOFR30A + 1.800%, 06/25/2047(A)(C)	890	893
Bayview Opportunity Master Fund VII, Ser 2025-EDU1, Cl B
5.328%, SOFR30A + 1.700%, 07/27/2048(A)(C)	189	189
Bayview Opportunity Master Fund VII, Ser 2025-EDU1, Cl C
5.428%, SOFR30A + 1.800%, 07/27/2048(A)(C)	754	756
Birch Grove CLO, Ser 2024-19A, Cl D1RR
7.530%, TSFR3M + 3.850%, 07/17/2037(A)(C)	220	220
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,263
Business Jet Securities, Ser 2026-1A, Cl C
8.179%, 06/15/2041(A)	1,000	1,005
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,304
CIFC Funding, Ser 2024-3A, Cl D1R
7.375%, TSFR3M + 3.700%, 04/20/2037(A)(C)	210	212
CLI Funding VIII, Ser 2025-R, Cl A
6.610%, 06/21/2050(A)	821	811
College Ave Student Loans, Ser 2018-A, Cl C
5.500%, 12/26/2047(A)	477	470
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,008
Commonbond Student Loan Trust, Ser 2020-1, Cl B
2.820%, 10/25/2051(A)	599	527
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/2051(A)	1,030	850
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(F)	3,000	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CQS US CLO, Ser 2024-1A, Cl D1R
7.075%, TSFR3M + 3.400%, 01/20/2035(A)(C)	$1,850	$1,842
DataBank Issuer, Ser 2026-1A, Cl B
6.493%, 02/25/2056(A)	1,000	995
FNA 9, Ser 2026-1, Cl A
5.509%, 04/16/2046(A)(C)	465	465
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/2041(A)	851	841
Foundation Finance Trust, Ser 2024-1A, Cl D
8.130%, 12/15/2049(A)	698	725
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	952	966
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	985	994
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	375	379
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl E
7.790%, 06/25/2060(A)	944	956
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	672	688
Hayfin US XV, Ser 2024-15A, Cl D1
7.930%, TSFR3M + 4.260%, 04/28/2037(A)(C)	300	300
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	464	470
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	464	473
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	754	754
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	372	371
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	386	395
Lmdv Issuer, Ser 2025-1A, Cl B
5.900%, 12/15/2055(A)	500	501
Lmdv Issuer, Ser 2025-1A, Cl C
7.880%, 12/15/2055(A)	1,000	1,014
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,009
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,011
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	112	112

182	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Education Loan Trust, Ser 2026-A, Cl D
5.970%, 09/15/2056(A)	$1,000	$995
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	276
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,009
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	1,006
Nelnet Student Loan Trust, Ser 2025-CA, Cl C
5.150%, 06/22/2065(A)	1,000	970
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	613
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	756	673
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	301	303
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	540	546
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	61	61
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	500	502
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl B
5.775%, 09/15/2049(A)	1,000	970
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	336	339
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	168	169
Sierra Timeshare Receivables Funding, Ser 2025-2A, Cl D
6.790%, 04/20/2044(A)	566	564
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	234	207
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	989
SMB Private Education Loan Trust, Ser 2026-B, Cl B
5.360%, 03/15/2056(A)	500	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2026-B, Cl C
5.460%, 03/15/2056(A)	$500	$488
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	324
Stack Infrastructure Issuer, Ser 2023-2A, Cl A2
5.900%, 07/25/2048(A)	500	500
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	579	593
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	452	458
Stream Innovations Issuer Trust, Ser 2026-1A, Cl B
5.270%, 08/15/2046(A)	500	493
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	882	847
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	498	493
Tesla Sustainable Energy Business Trust, Ser 2026-1A, Cl C
6.350%, 05/20/2052(A)	600	602
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	750
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	160	160
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	160	160
Thor, Ser 2026-A, Cl C
7.930%, 04/15/2043(A)	942	937
TIF Funding III, Ser 2024-1A, Cl B
5.580%, 04/20/2049(A)	191	191
TIF Funding III, Ser 2024-2A, Cl A
5.540%, 07/20/2049(A)	425	426
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	777	741
VERTICAL BRIDGE CC, Ser 2025-1A, Cl A
5.163%, 08/16/2055(A)	1,000	990
VERTICAL BRIDGE CC, Ser 2025-1A, Cl B
5.602%, 08/16/2055(A)	500	495
		46,698

Total Asset-Backed Securities
(Cost $68,208) ($ Thousands)		68,312

SEI Institutional Managed Trust	183

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 11.4%

Communication Services — 0.8%
Comcast Corp, Cl A	80,485	$1,976
iHeartMedia Inc *	84,843	364
Verizon Communications Inc	42,461	1,798
		4,138
Consumer Discretionary — 0.3%
Best Buy Co Inc	10,405	790
H&R Block Inc	5,423	206
McDonald's Corp	1,009	273
		1,269
Consumer Staples — 3.2%
Altria Group Inc	37,703	2,713
Cal-Maine Foods Inc	2,283	184
Campbell's Company/The	9,120	203
Coca-Cola Co/The	27,495	2,235
General Mills Inc	25,113	874
Kimberly-Clark Corp	16,409	1,801
Marzetti Company/The	970	111
Mondelez International Inc, Cl A	28,825	1,667
PepsiCo Inc	16,316	2,209
Philip Morris International Inc	12,284	2,222
Procter & Gamble Co/The	12,258	1,797
		16,016
Energy — 0.3%
Chevron Corp	9,166	1,519
Hess Midstream LP, Cl A	5,048	190
		1,709
Financials — 1.5%
American Financial Group Inc/OH	3,829	536
Artisan Partners Asset Management Inc, Cl A	3,359	116
Bank OZK	5,226	272
CME Group Inc, Cl A	6,989	1,543
Franklin Resources Inc	12,587	419
Fulton Financial Corp	7,093	172
Hancock Whitney Corp, Cl A	3,935	294
Home BancShares Inc/AR	9,722	277
Old Republic International Corp	11,064	453
OneMain Holdings Inc, Cl A	5,690	347
Prosperity Bancshares Inc	1,158	85
Regions Financial Corp	46,958	1,418
RLI Corp	3,890	230
T Rowe Price Group Inc	12,264	1,394
Western Union Co/The	17,136	132
Yeoman Capital S.A. *	15,027	90
		7,778
Health Care — 3.3%
Abbott Laboratories	20,267	1,839
AbbVie Inc	9,367	2,357
Amgen Inc, Cl A	5,758	2,085

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bristol-Myers Squibb Co	36,473	$2,101
Johnson & Johnson	11,240	2,855
Medtronic PLC	16,578	1,297
Merck & Co Inc	18,295	2,351
Pfizer Inc	76,402	1,840
		16,725
Industrials — 1.2%
Automatic Data Processing Inc	9,772	2,188
Illinois Tool Works Inc	417	113
Madison Air Solutions Corp, Cl A *	7,325	286
Paychex Inc	16,175	1,590
Snap-on Inc	2,648	1,066
Watsco Inc	1,644	685
		5,928
Materials — 0.0%
Arctic Canadian Diamond Company Ltd *(G)	824	35

Real Estate — 0.8%
CareTrust REIT Inc ‡	9,719	392
EastGroup Properties Inc ‡	2,483	503
Essential Properties Realty Trust Inc ‡	8,312	248
Gaming and Leisure Properties Inc ‡	13,340	594
Host Hotels & Resorts Inc ‡	36,699	870
VICI Properties Inc, Cl A ‡	55,223	1,467
		4,074
Total Common Stock
(Cost $50,517) ($ Thousands)		57,672

FOREIGN COMMON STOCK — 10.1%

Australia — 0.3%
Communication Services — 0.1%
Telstra Group Ltd, Cl B	205,804	722

Industrials — 0.2%
Computershare Ltd	26,921	713
Ventia Services Group Pty Ltd	43,270	186
		899
Total Australia		1,621

Canada — 0.5%
Energy — 0.3%
Pembina Pipeline Corp, Cl Common Subs. Receipt	28,675	1,326
Peyto Exploration & Development Corp, Cl Common Subs. Receipt	9,570	160
Topaz Energy Corp	5,429	114
		1,600

184	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.2%
Great-West Lifeco Inc, Cl Common Subs.
Receipt	14,062	$896

Total Canada		2,496

China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	190,145	1,032

Denmark — 0.0%
Financials — 0.0%
Tryg A/S	6,633	151

France — 0.5%
Energy — 0.1%
Gaztransport Et Technigaz SA	1,784	378

Health Care — 0.4%
Sanofi SA	21,215	1,815

Utilities — 0.0%
Rubis SCA	3,932	138

Total France		2,331

Germany — 0.0%
Communication Services — 0.0%
Freenet AG	6,710	173

Hong Kong — 0.7%
Communication Services — 0.5%
HKT Trust & HKT Ltd	187,486	279
NetEase Inc	81,953	2,105
		2,384
Consumer Discretionary — 0.1%
Bosideng International Holdings Ltd	174,520	95
Haier Smart Home Co Ltd, Cl A	125,696	322
		417
Consumer Staples — 0.1%
WH Group Ltd	457,356	485

Industrials — 0.0%
SITC International Holdings Co Ltd	67,831	272

Total Hong Kong		3,558
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
India — 0.7%
Consumer Staples — 0.1%
ITC Ltd	170,074	$516

Information Technology — 0.6%
HCL Technologies Ltd	47,733	542
Infosys Ltd	144,695	1,534
Tata Consultancy Services Ltd	44,782	963
		3,039
Total India		3,555

Indonesia — 0.4%
Communication Services — 0.0%
Telkom Indonesia Persero Tbk PT	1,664,185	221

Financials — 0.4%
Bank Central Asia Tbk PT	2,873,216	896
Bank Mandiri Persero Tbk PT	1,933,665	417
Bank Rakyat Indonesia Persero Tbk PT	3,900,562	597
		1,910
Total Indonesia		2,131

Ireland — 0.2%
Information Technology — 0.2%
Accenture PLC, Cl A	10,199	1,269

Italy — 0.9%
Financials — 0.9%
Azimut Holding SpA	5,787	235
FinecoBank Banca Fineco SpA	32,216	810
Intesa Sanpaolo SpA	286,821	1,973
Poste Italiane SpA	26,894	881
Unipol Assicurazioni SpA	21,232	594
		4,493

Japan — 0.5%
Consumer Discretionary — 0.1%
USS Co Ltd	21,124	248
ZOZO Inc	20,553	146
		394
Health Care — 0.1%
Ono Pharmaceutical Co Ltd	19,404	285

Industrials — 0.1%
COMSYS Holdings Corp	5,729	193
Kamigumi Co Ltd	4,360	137
Persol Holdings Co Ltd	85,968	131
		461

SEI Institutional Managed Trust	185

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Information Technology — 0.0%
Otsuka Corp	11,849	$203

Materials — 0.1%
Nissan Chemical Corp	6,272	330

Real Estate — 0.1%
Industrial & Infrastructure Fund Investment Corp ‡	131	115
Invincible Investment Corp ‡	399	147
Japan Hotel REIT Investment Corp ‡	211	103
KDX Realty Investment Corp ‡	220	210
United Urban Investment Corp ‡	157	157
		732
Total Japan		2,405

Malaysia — 0.4%
Consumer Discretionary — 0.0%
Petronas Dagangan Bhd	14,738	68

Financials — 0.4%
Hong Leong Bank Bhd	33,677	177
Malayan Banking Bhd	312,908	828
Public Bank Bhd	754,054	889
		1,894
Industrials — 0.0%
MISC Bhd	63,025	121

Total Malaysia		2,083

Netherlands — 0.6%
Communication Services — 0.2%
Koninklijke KPN NV	198,498	981

Financials — 0.4%
ASR Nederland NV	8,265	625
NN Group NV	13,887	1,218
		1,843
Total Netherlands		2,824

Puerto Rico — 0.0%
Financials — 0.0%
First BanCorp/Puerto Rico	8,361	218

Singapore — 0.7%
Financials — 0.6%
DBS Group Holdings Ltd	50,419	2,554
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Oversea-Chinese Banking Corp Ltd	30,710	$589
		3,143
Information Technology — 0.1%
Venture Corp Ltd	15,075	200

Total Singapore		3,343

Spain — 0.6%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	27,461	1,732

Industrials — 0.3%
Aena SME SA	36,630	1,117
Logista Integral SA	3,462	133
		1,250
Total Spain		2,982

Sweden — 0.6%
Communication Services — 0.1%
Tele2 AB, Cl B	26,493	462

Financials — 0.5%
Svenska Handelsbanken AB, Cl A	72,184	1,064
Swedbank AB, Cl A	44,188	1,654
		2,718
Total Sweden		3,180

Switzerland — 0.7%
Financials — 0.2%
Partners Group Holding AG	1,139	935

Health Care — 0.5%
Novartis AG	15,337	2,401

Total Switzerland		3,336

Taiwan — 0.5%
Communication Services — 0.4%
Chunghwa Telecom Co Ltd	193,869	860
Far EasTone Telecommunications Co Ltd	77,795	257
International Games System Co Ltd	11,160	278
Taiwan Mobile Co Ltd	88,613	324
		1,719
Financials — 0.1%
CTBC Financial Holding Co Ltd	234,543	526

Information Technology — 0.0%
Chicony Electronics Co Ltd	30,117	99

186	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
Asia Cement Corp	108,495	$120

Total Taiwan		2,464

United Kingdom — 1.1%
Communication Services — 0.1%
Autotrader Group PLC	39,636	262
Cineworld Group PLC *	6,900	168
		430
Consumer Discretionary — 0.1%
Games Workshop Group PLC	1,721	493

Consumer Staples — 0.3%
Imperial Brands PLC	35,603	1,317

Financials — 0.1%
AJ Bell PLC	17,618	143
Investec PLC	30,055	239
Lancashire Holdings Ltd	11,545	99
OSB Group PLC	21,542	149
		630
Health Care — 0.5%
GSK PLC	87,869	2,308

Real Estate — 0.0%
LondonMetric Property PLC ‡	106,031	265

Total United Kingdom		5,443

Total Foreign Common Stock
(Cost $44,382) ($ Thousands)		51,088

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 9.0%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.894%, CME Term SOFR + 6.250%, 10/08/2030 (C)	$490	474
Acuren Delaware Holdco, Inc.(Acuren Holdings, Inc.), Amendment No.3 Term Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 07/30/2031 (C)	837	837
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 02/01/2031 (C)	693	681
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
5.863%, CME Term SOFR + 0.023%, 12/17/2032 (C)	$175	$174
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 09/19/2031 (C)	619	610
AmWINS Group, Inc., 2026 Refinancing Term Loan, 1st Lien
5.732%, CME Term SOFR + 0.020%, 01/30/2032 (C)	1,262	1,233
Ankura Consulting Group, LLC, Repricing Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.500%, 12/29/2031 (C)	953	900
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 09/23/2031 (C)	476	476
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 11/24/2028 (C)	675	676
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.286%, 12/15/2033 (G)	873	219
Audacy Capital, LLC
10.439%, 10/01/2029	10	23
Avis Budget Car Rental, LLC, Tranche B Term Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 07/16/2032 (C)	360	359
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 12/11/2030 (C)	1,478	1,456
Beacon Roofing, Initial Term Loan, 1st Lien
0.000%, 06/03/2033 (F)(H)	225	224
Bleriot US Bidco Inc., 2024 Term Loan, 1st Lien
5.982%, CME Term SOFR + 0.023%, 10/31/2030 (C)	221	220
Broadstreet Partners Group, LLC, 2025 Tranche B Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 06/13/2031 (C)	473	456
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.644%, CME Term SOFR + 2.750%, 09/08/2032 (C)	798	798
Chemcat Acquisition, Term Loan, 1st Lien
0.000%, 03/02/2033 (F)(H)	127	122

SEI Institutional Managed Trust	187

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clarios Global LP, 2026 Refinancing Dollar Term Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 01/28/2032 (C)	$945	$945
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
6.819%, CME Term SOFR + 3.175%, 04/13/2029 (C)	1,250	1,226
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.332%, CME Term SOFR + 3.500%, 06/18/2029 (C)	508	458
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.163%, CME Term SOFR + 0.045%, 11/15/2030 (C)	372	363
Crown Finance US, Inc., First Amendment Term Loan
8.114%, CME Term SOFR + 4.500%, 12/02/2031 (C)	591	592
CSC Serviceworks East, LLC, Initial FL2O Term Loan, 1st Lien
7.928%, CME Term SOFR + 0.040%, 09/04/2030 (C)	1,254	939
Deep Blue Operating I LLC, Initial Term Loan, 1st Lien
5.902%, CME Term SOFR + 0.023%, 10/01/2032 (C)	725	726
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 07/09/2032 (C)	945	946
Diamond Sports Group LLC
12.000%, 01/02/2028	1	—
Diamond Sports Net, LLC, Term Loan, 1st Lien
12.000%, 01/02/2028	19	4
Discovery Energy Holding Corporation, 2026 Dollar Term Loan, 1st Lien
6.732%, CME Term SOFR + 0.030%, 05/01/2031 (C)	866	867
Doosan Bobcat North America, Inc., Tranche B Term Loan, 1st Lien
5.732%, CME Term SOFR + 2.000%, 04/20/2029 (C)	84	84
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.644%, CME Term SOFR + 2.000%, 10/31/2031 (C)	858	860
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.644%, CME Term SOFR + 2.000%, 10/31/2031 (C)	327	327
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Edelman Financial Engines Center, LLC, 2026 Refinancing Term Loan, 1st Lien
7.644%, CME Term SOFR + 0.040%, 12/01/2031 (C)	$1,237	$1,240
EG Finco Limited, Initial Dollar Term Loan, 1st Lien
6.916%, CME Term SOFR + 0.033%, 02/10/2031 (C)	894	896
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC), Initial USD Term B Loan, 1st Lien
7.232%, CME Term SOFR + 0.035%, 07/06/2029 (C)(H)	593	595
Engineered Machinery Holdings, Inc., 2025 EUR Incremental Term Loan, 1st Lien
5.791%, EURIBOR + 0.035%, 11/26/2032 (C)	312	359
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 1st Lien
6.982%, CME Term SOFR + 0.033%, 11/26/2032 (C)	689	692
FCG Acquisitions, Inc., Initial Term Loan, 1st Lien
6.894%, CME Term SOFR + 0.033%, 03/04/2033 (C)	892	895
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
6.894%, CME Term SOFR + 0.033%, 01/27/2029 (C)	905	903
Froneri International Limited, Facility B4, 1st Lien
5.877%, CME Term SOFR + 0.023%, 09/30/2031 (C)	902	895
Garda World Security Corporation, Fifteenth Additional Term Loan, 1st Lien
6.419%, CME Term SOFR + 0.028%, 02/01/2029 (C)	477	476
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-8 Term Loan, 1st Lien
5.394%, CME Term SOFR + 1.750%, 11/09/2029 (C)	773	755
Herens Holdco S.a r.l., Facility B
7.757%, CME Term SOFR + 3.925%, 07/03/2028 (C)	541	511
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 12/22/2031 (C)	195	196
Innophos Holdings, Inc., Initial Term Loan, 1st Lien
8.008%, LIBOR + 3.750%, 03/16/2029 (C)	316	301

188	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 12/15/2030 (C)	$784	$783
ISolved, Inc., Term B-3 Loan
6.394%, CME Term SOFR + 2.750%, 10/15/2030 (C)	314	293
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.666%, CME Term SOFR + 2.000%, 12/15/2031 (C)	984	975
Lockton, Inc., Term B Loan, 1st Lien
5.657%, CME Term SOFR + 0.020%, 05/09/2033 (C)	225	224
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.621%, CME Term SOFR + 3.000%, 12/02/2031 (C)	431	432
Lummus Technology Holdings V LLC, Amendment No. 4 Refinancing Term B Loan, 1st Lien
6.144%, CME Term SOFR + 0.025%, 12/31/2029 (C)	1,040	1,025
Madison IAQ LLC, 2026 Repriced Incremental Term Loan, 1st Lien
5.470%, CME Term SOFR + 0.018%, 05/06/2032 (C)	914	912
Mavis Tire Express Services Topco, Corp., Initial Term Loan, 1st Lien
6.669%, CME Term SOFR + 3.000%, 05/04/2028 (C)	938	936
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 03/01/2029 (C)	519	459
Mister Car Wash Holdings, Inc., 2026 Incremental Term Loan, 1st Lien
6.644%, CME Term SOFR + 0.030%, 03/27/2031 (C)(H)	477	478
Neptune BidCo US Inc., 2026 Dollar Term B Loan, 1st Lien
8.769%, CME Term SOFR + 0.050%, 02/03/2033 (C)	489	485
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
5.419%, CME Term SOFR + 1.750%, 04/16/2031 (C)	1,477	1,475
Opal Holdco 4 SAS, Facility B6, 1st Lien
6.232%, CME Term SOFR + 0.025%, 04/28/2032 (C)	473	472
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.164%, CME Term SOFR + 0.025%, 07/31/2028 (C)	$27	$27
6.164%, CME Term SOFR + 2.500%, 07/31/2028 (C)	519	519
6.119%, CME Term SOFR + 2.500%, 07/31/2028 (C)	546	545
PEX Holdings LLC, Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 11/26/2031 (C)	569	568
Pitney Bowes Inc., Tranche B Term Loan, 1st Lien
7.482%, CME Term SOFR + 3.750%, 03/19/2032 (C)	817	815
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.232%, CME Term SOFR + 3.500%, 10/02/2031 (C)	208	162
Prairie Acquiror LP, Initial Term B-5 Loan, 1st Lien
6.894%, CME Term SOFR + 0.033%, 08/01/2029 (C)	813	815
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 02/10/2032 (C)	941	940
Resilience Parent, LLC, Initial Term Loan, 1st Lien
6.232%, CME Term SOFR + 0.025%, 02/28/2033 (C)	30	30
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.350%, CME Term SOFR + 2.750%, 01/31/2029 (C)	475	475
Signature Aviation US Holdings, Inc., Incremental Term B-2 Facility, 1st Lien
6.163%, CME Term SOFR + 2.500%, 07/01/2031 (C)	1,510	1,513
Skyshield US Bidco Limited, Facility B (USD), 1st Lien
6.370%, CME Term SOFR + 0.025%, 06/23/2033 (C)(H)	213	213
Univision Communications Inc., Initial First-Lien Term Loan
7.008%, CME Term SOFR + 3.250%, 01/31/2029 (C)	479	476
USI, Inc., 2024-D Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 11/21/2029 (C)	1,262	1,257
Victory Buyer LLC, 2026 Term Loan, 1st Lien
6.663%, CME Term SOFR + 0.030%, 02/13/2033 (C)	475	476

SEI Institutional Managed Trust	189

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.442%, CME Term SOFR + 3.750%, 04/01/2031 (C)	$479	$480

Total Loan Participations
(Cost $46,408) ($ Thousands)		45,249

MORTGAGE-BACKED SECURITIES — 8.6%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC
6.000%, 12/01/2052	47	49
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	403	85
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.858%, 05/25/2045(C)	937	62
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
2.408%, 01/25/2048(C)	654	68
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.852%, 01/16/2040(C)	711	70
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
2.297%, 08/20/2043(C)	78	7
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	873	134
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	487	75
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	176	23
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.907%, 07/20/2047(C)	785	65
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
2.447%, 09/20/2048(C)	212	23
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
2.447%, 09/20/2048(C)	305	32
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
2.447%, 09/20/2048(C)	995	103
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
2.447%, 05/20/2048(C)	926	97
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.947%, 01/20/2048(C)	1,736	156
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
2.297%, 01/20/2049(C)	163	17
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
2.347%, 09/20/2049(C)	417	41
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
2.347%, 09/20/2049(C)	548	55
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,429	244
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
2.297%, 01/20/2049(C)	$130	$13
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
2.347%, 06/20/2049(C)	101	10
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	519	111
		1,540
Non-Agency Mortgage-Backed Obligations — 8.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
5.449%, TSFR1M + 1.836%, 09/15/2034(A)(C)	280	279
A&D Mortgage Trust, Ser 2026-NQM2, Cl A2
5.013%, 03/25/2071(A)(E)	486	479
BAHA Trust, Ser 2024-MAR, Cl B
7.069%, 12/10/2041(A)(C)	1,000	1,029
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.545%, TSFR1M + 0.919%, 03/15/2037(A)(C)	1,100	1,040
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.475%, TSFR1M + 1.850%, 08/15/2042(A)(C)	800	803
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
5.272%, 11/25/2061(A)(C)	658	654
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.215%, TSFR1M + 2.590%, 08/15/2041(A)(C)	867	871
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
6.096%, 08/13/2041(A)(C)	1,000	984
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.847%, 08/13/2041(A)(C)	1,000	994
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(E)	528	528
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(C)	750	747
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(C)	750	756
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
7.842%, SOFR30A + 4.214%, 07/25/2039(A)(C)	340	340
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
6.378%, SOFR30A + 2.750%, 12/25/2041(A)(C)	680	684

190	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.628%, SOFR30A + 3.000%, 04/25/2042(A)(C)	$382	$386
EFMT, Ser 2026-INV2, Cl A3
5.087%, 02/25/2071(A)(E)	475	467
EFMT, Ser 2026-NQM3, Cl A2
5.283%, 03/25/2071(A)(E)	479	474
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.055%, 05/25/2065(A)(C)	600	594
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(A)(C)	1,000	1,000
ELM Trust, Ser 2024-ELM, Cl C15
6.396%, 06/10/2039(A)(C)	1,000	1,001
ELM Trust, Ser 2024-ELM, Cl D15
6.897%, 06/10/2039(A)(C)	1,000	1,000
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(C)	499	504
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	764	772
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(C)	814	818
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(C)	284	288
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(C)	950	963
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(E)	362	363
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.551%, 01/13/2040(A)(C)	350	358
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
6.040%, 06/25/2067(A)(E)	650	647
IRV Trust, Ser 2025-200P, Cl A
5.471%, 03/14/2047(A)(C)	800	806
IRV Trust, Ser 2025-200P, Cl D
6.371%, 03/14/2047(A)(C)	250	253
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(C)	407	412
JP Morgan Mortgage Trust, Ser 2026-NQX1, Cl A2
5.805%, 07/25/2066(A)(E)	471	469
JP Morgan Mortgage Trust, Ser 2026-NQX1, Cl A3
5.957%, 07/25/2066(A)(E)	471	469
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.245%, 12/15/2056(C)	$290	$306
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.318%, TSFR1M + 1.692%, 02/15/2042(A)(C)	550	550
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(E)	532	532
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(E)	479	481
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	125	124
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(E)	549	551
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.607%, 05/25/2059(A)(C)	1,000	1,012
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(C)	1,000	1,007
PRPM Trust, Ser 2026-NQM1, Cl A2
5.287%, 02/25/2071(A)(E)	285	283
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,061
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	673
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(C)	635	616
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(C)	613	598
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(C)	320	298
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
5.161%, 03/25/2067(A)(C)	697	692
SUA, Ser 2025-1, Cl A
5.875%, 05/25/2040(A)	500	499
TORY Commercial Mortgage Trust, Ser 2026-HGTS, Cl B
5.327%, 01/13/2046(A)(C)	500	488
TPG Trust, Ser 2024-WLSC, Cl A
5.758%, TSFR1M + 2.133%, 11/15/2029(A)(C)	400	399
TPG Trust, Ser 2024-WLSC, Cl B
6.556%, TSFR1M + 2.930%, 11/15/2029(A)(C)	200	199
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(C)	603	591

SEI Institutional Managed Trust	191

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
US Bank C&I Credit-Linked Notes, Ser 2025-SUP2, Cl E
7.328%, SOFR30A + 3.700%, 09/25/2032(A)(C)	$686	$694
US Bank, Ser 2025-SUP1, Cl D
6.328%, SOFR30A + 2.700%, 02/25/2032(A)(C)	448	450
VCC Trust, Ser 2025-MC1, Cl A1
8.163%, 05/25/2055(A)(E)	653	650
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(C)	942	817
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(C)	672	681
Velocity Commercial Capital Loan Trust, Ser 2026-1, Cl M2
5.890%, 02/25/2056(A)(C)	497	490
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	137	138
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(E)	270	270
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(E)	536	540
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(E)	536	539
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(C)	360	365
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(C)	1,000	1,000
Verus Securitization Trust, Ser 2026-3, Cl A2
5.181%, 03/25/2071(A)(E)	487	482
		40,308
Other Asset-Backed Securities — 0.3%
Cars Net Lease Mortgage Notes Series, Ser 2020-1A, Cl A3
3.100%, 12/15/2050(A)	973	897
US Bank, Ser 2026-SUP1, Cl E
7.093%, SOFR30A + 3.500%, 06/27/2033(A)(C)	500	501
		1,398

Total Mortgage-Backed Securities
(Cost $43,037) ($ Thousands)		43,246
Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 3.0%
Angolan Government International Bond
9.125%, 11/26/2049(A)		$740	$693
8.750%, 04/14/2032(A)		210	212
Argentine Republic Government International Bond
4.125%, 07/09/2035(E)		1,246	995
0.500%, 07/09/2029	EUR	4	4
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	673
Beach Acquisition Bidco
5.250%, 07/15/2032	EUR	258	300
Benin Government International Bond
8.375%, 01/23/2041(A)		$800	863
4.875%, 01/19/2032(A)	EUR	478	534
Brazil Government International Bond
5.333%, 02/15/2028		$40	40
Colombia Government International Bond
3.000%, 01/30/2030		730	665
Congolese International Bond
9.500%, 05/26/2036		1,470	1,417
Dominican Republic International Bond
4.875%, 09/23/2032		260	247
4.500%, 01/30/2030		550	529
Ecuador Government International Bond
9.250%, 01/29/2039(A)		200	206
8.750%, 01/29/2034(A)		360	363
5.000%, 07/31/2040(A)(E)		358	299
0.000%, 07/31/2030(A)(I)		296	255
Egypt Government International Bond
8.700%, 03/01/2049(A)		320	315
5.875%, 02/16/2031		430	419
Guatemala Government Bond
4.900%, 06/01/2030(A)		280	276
4.875%, 02/13/2028		590	588
Iraq Government International Bond
5.800%, 01/15/2028		70	69
Ivory Coast Government International Bond
4.875%, 01/30/2032(A)	EUR	1,210	1,364
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	640
Nigeria Government International Bond
7.696%, 02/23/2038(A)		690	703
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	429
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(E)		225	188
3.350%, 03/15/2033(A)(E)		333	320
3.100%, 01/15/2030(A)(E)		170	173
Turkiye Government International Bond
7.625%, 04/26/2029		560	584
6.875%, 03/17/2036		60	60

192	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Ukraine Government International Bond
4.500%, 02/01/2029(A)(E)	$318	$268
4.500%, 02/01/2035(A)(E)	220	152
4.500%, 02/01/2036(A)(E)	203	139
0.000%, 02/01/2030(A)(E)(F)	66	47
0.000%, 02/01/2035(A)(E)(F)	209	126

Total Sovereign Debt
(Cost $14,603) ($ Thousands)		15,155

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
3.646%, 09/01/2026 (J)	5,900	5,863
3.634%, 07/09/2026 (J)	4,000	3,997

Total U.S. Treasury Obligations
(Cost $9,860) ($ Thousands)		9,860

	Number of Rights
RIGHTS — 0.1%
Intelsat SA, CVR *‡‡	22,561	333
Total Rights
(Cost $—) ($ Thousands)		333

	Face Amount (Thousands)
CONVERTIBLE BOND — 0.1%
Claritev
6.000%, 10/15/2027(A)	420	281

Total Convertible Bond
(Cost $368) ($ Thousands)		281
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.0%

Information Technology — 0.0%
Oracle, 6.500%	6,132	$276

Total Preferred Stock
(Cost $302) ($ Thousands)		276

	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$161	172

Total Municipal Bond
(Cost $174) ($ Thousands)		172

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	41
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	33

Total Warrants
(Cost $13) ($ Thousands)		74

Total Investments in Securities — 98.3%
(Cost $483,868) ($ Thousands)		$495,241

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	54	Sep-2026	$11,145	$11,131	$(14)
U.S. 5-Year Treasury Note	210	Sep-2026	22,442	22,480	38
			33,587	33,611	24
Short Contracts
3 Month SOFR	(116)	Mar-2027	$(27,814)	$(27,828)	$(14)
U.S. 2-Year Treasury Note	(110)	Sep-2026	(22,670)	(22,675)	(5)
U.S. 5-Year Treasury Note	(225)	Sep-2026	(24,062)	(24,085)	(23)
U.S. 10-Year Treasury Note	(117)	Sep-2026	(12,820)	(12,857)	(37)
U.S. Long Treasury Bond	(42)	Sep-2026	(4,699)	(4,767)	(68)
U.S. Ultra Long Treasury Bond	(37)	Sep-2026	(4,258)	(4,298)	(40)
Ultra 10-Year U.S. Treasury Notes	(76)	Sep-2026	(8,449)	(8,548)	(99)
			(104,772)	(105,058)	(286)
			$(71,185)	$(71,447)	$(262)

SEI Institutional Managed Trust	193

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/15/26	GBP	854	USD	1,151	$18
JPMorgan Chase Bank	08/19/26	EUR	3,959	USD	4,607	71
State Street	08/19/26	EUR	690	USD	804	14
						$103

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2026, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.45-V1	5.00%	Quarterly	12/20/2030	$2,900	$232	$192	$40
CDX.NA.IG.45-V1	1.00%	Quarterly	12/20/2030	5,047	110	110	–
ICE CD CHILE	1.00%	Quarterly	06/20/2031	210	5	4	1
ICE CD PERU	1.00%	Quarterly	06/20/2031	980	17	8	9
ICE CD PHILIPPINES	1.00%	Quarterly	06/20/2031	390	6	1	5
					$370	$315	$55

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.50%	CAONREPO	Semi-Annually	09/16/2028	CAD	1,460	$1	$5	$(4)
EUR006M	2.50%	Annually	09/16/2031	EUR	4,090	(53)	(69)	16
EUR006M	2.25%	Annually	09/16/2028	EUR	4,070	(43)	(54)	11
EUR006M	2.50%	Annually	09/16/2029	EUR	5,550	(36)	(50)	14
EUR006M	2.75%	Annually	09/16/2033	EUR	360	(2)	(4)	2
EUR006M	2.75%	Annually	09/16/2036	EUR	170	(3)	(5)	2
4.00%	SONIO	Annually	09/16/2036	GBP	330	13	17	(4)
						$(123)	$(160)	$37

Percentages are based on Net Assets of $503,850 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $257,488 ($ Thousands), representing 51.1% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(F)	No interest rate available.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.
(J)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

194	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 49.8%
U.S. Treasury Bills
3.681%, 08/25/2026 ^(A)	$4,050	$4,028
3.657%, 08/18/2026 ^(A)	1,900	1,891
3.657%, 09/17/2026 ^(A)	300	298
3.650%, 08/27/2026 ^(A)	150	149
3.640%, 07/16/2026 ^(A)	21	21
3.638%, 07/02/2026 ^(A)	1,200	1,200
3.636%, 07/28/2026 ^(A)	1,035	1,032
3.632%, 07/23/2026 ^(A)	1,335	1,332
3.631%, 08/11/2026 ^(A)	525	523
3.616%, 07/09/2026 ^(A)	175	175
3.614%, 07/30/2026 ^(A)	22,775	22,709
3.613%, 07/07/2026 ^(A)	8,230	8,225
3.602%, 07/14/2026 ^(A)	4,435	4,429
U.S. Treasury Inflation Protected Securities
1.625%, 04/15/2030	24,684	24,383
1.250%, 04/15/2031	5,876	5,692
1.125%, 10/15/2030	19,612	19,042
0.250%, 07/15/2029	78,797	75,147
0.125%, 01/15/2030	6,540	6,141
0.125%, 07/15/2030	25,653	23,966
0.125%, 01/15/2031	14,246	13,157
U.S. Treasury Notes
4.500%, 04/15/2027 ^	600	602
4.375%, 08/15/2026 ^	700	700
4.375%, 07/15/2027 ^	500	501
4.250%, 12/31/2026 ^	900	901
4.250%, 01/15/2028 ^	1,500	1,502
4.250%, 02/15/2028 ^	1,300	1,301
4.125%, 05/31/2031	7,077	7,051
4.000%, 06/30/2028	2,761	2,753
3.976%, USBMMY3M + 0.205%, 10/31/2026 ^(B)	1,500	1,501
3.961%, USBMMY3M + 0.190%, 10/31/2027 ^(B)	5,000	5,007
3.931%, USBMMY3M + 0.160%, 04/30/2027 ^(B)	3,600	3,604
3.930%, USBMMY3M + 0.159%, 07/31/2027 ^(B)	5,100	5,106
3.875%, 05/31/2027 ^	500	499
3.874%, USBMMY3M + 0.103%, 04/30/2028 ^(B)	2,000	2,000
3.870%, USBMMY3M + 0.099%, 01/31/2028 ^(B)	4,500	4,501
3.869%, USBMMY3M + 0.098%, 01/31/2027 ^(B)	3,400	3,401
3.750%, 08/31/2026 ^	600	600
3.750%, 05/15/2028 ^	500	496
3.500%, 10/31/2027 ^	800	793
3.500%, 01/15/2029 ^	1,000	984
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 09/15/2027 ^	$100	$99

Total U.S. Treasury Obligations
(Cost $259,616) ($ Thousands)		257,442

	Shares
COMMON STOCK — 29.2%

Communication Services — 1.3%
Alphabet Inc, Cl A	3,268	1,168
Alphabet Inc, Cl C	2,668	943
AST SpaceMobile Inc, Cl A *	2,015	179
AT&T Inc (C)	49,831	1,031
Bandwidth Inc, Cl A *	547	35
Comcast Corp, Cl A	26,848	659
Globalstar Inc *	346	28
Iridium Communications Inc	805	44
Liberty Global Ltd, Cl A *	487	6
Liberty Global Ltd, Cl C *	1,259	14
Lumen Technologies Inc *	5,718	44
Meta Platforms Inc, Cl A	1,225	690
Millicom International Cellular SA	610	55
Reddit Inc, Cl A *	114	20
Telephone and Data Systems Inc	708	26
T-Mobile US Inc	3,584	601
Uniti Group Inc *	955	11
Verizon Communications Inc	30,498	1,291
		6,845
Consumer Staples — 7.4%
Albertsons Cos Inc, Cl A	4,280	58
Altria Group (C)	20,452	1,471
Andersons Inc/The	536	37
Archer-Daniels-Midland Co	5,652	432
BellRing Brands Inc *	1,552	20
BJ's Wholesale Club Holdings Inc *	1,627	142
Boston Beer Co Inc/The, Cl A *	137	24
Brown-Forman Corp, Cl A	805	22
Brown-Forman Corp, Cl B	1,650	44
Bunge Global SA	1,625	173
Cal-Maine Foods Inc	502	40
Campbell's Company/The	2,535	56
Casey's General Stores Inc	442	351
Celsius Holdings Inc *	2,038	60
Central Garden & Pet Co, Cl A *	841	33
Chefs' Warehouse Inc/The *	383	37
Church & Dwight Co Inc	2,824	274
Clorox Co/The	1,819	174
Coca-Cola Co/The (C)	46,397	3,771
Coca-Cola Consolidated Inc	715	136
Colgate-Palmolive Co	9,518	873
Conagra Brands Inc	5,789	78
Constellation Brands Inc, Cl A	1,767	246
Costco Wholesale Corp (C)	5,486	5,132

SEI Institutional Managed Trust	195

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coty Inc, Cl A *	5,808	$12
Darling Ingredients Inc *	1,979	108
Del Monte Corp	454	13
Dole PLC	1,506	21
Dollar General Corp	2,693	310
Dollar Tree Inc *	2,134	258
Edgewell Personal Care Co	821	22
elf Beauty Inc *	774	57
Energizer Holdings Inc	817	17
Estee Lauder Cos Inc/The, Cl A	2,920	230
Flowers Foods Inc	2,399	19
Freshpet Inc *	636	38
General Mills Inc	6,245	217
Grocery Outlet Holding Corp *	1,388	14
Herbalife Ltd *	1,741	23
Hershey Co/The	1,800	316
Hormel Foods Corp	3,676	91
Ingles Markets Inc, Cl A	244	22
Ingredion Inc	693	66
Interparfums Inc	162	18
J & J Snack Foods Corp	459	34
J M Smucker Co/The	1,275	143
Kenvue Inc	22,608	432
Keurig Dr Pepper Inc	15,111	495
Kimberly-Clark Corp	3,948	433
Kraft Heinz Co/The	10,238	242
Kroger Co/The	7,196	400
Lamb Weston Holdings Inc	1,716	74
Maplebear Inc *	2,096	99
Marzetti Company/The	259	29
McCormick & Co Inc/MD	3,206	162
Molson Coors Beverage Co, Cl B	2,041	79
Mondelez International Inc, Cl A	15,756	911
Monster Beverage Corp *	8,273	795
National Beverage Corp, Cl A	807	25
Oil-Dri Corp of America	114	12
PepsiCo Inc (C)	16,545	2,240
Performance Food Group Co *	1,896	212
Philip Morris International (C)	18,661	3,376
Pilgrim's Pride Corp	806	23
Post Holdings Inc *	635	56
PriceSmart Inc	373	73
Primo Brands Corp, Cl A	3,276	80
Procter & Gamble Co/The (C)	28,272	4,146
Reynolds Consumer Products Inc	741	20
Seaboard Corp	4	18
Simply Good Foods Co/The *	1,108	15
Smithfield Foods Inc	883	21
Spectrum Brands Holdings Inc	378	32
Sprouts Farmers Market Inc *	1,182	100
Sysco Corp	5,774	483
Target Corp, Cl A	5,527	722
Turning Point Brands Inc	307	26
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyson Foods Inc, Cl A (C)	3,263	$187
United Natural Foods Inc *	517	24
Universal Corp/VA	297	15
US Foods Holding Corp *	2,767	283
Vita Coco Co Inc/The *	509	34
Walgreens Boots Alliance Inc *	7,869	4
Walmart Inc (C)	53,161	6,021
WD-40 Co	171	42
Weis Markets Inc	245	19
		38,193
Energy — 8.4%
Antero Midstream Corp	6,562	149
Antero Resources Corp *	5,504	193
APA Corp	7,101	231
Archrock Inc	3,173	129
Atlas Energy Solutions Inc, Cl A	1,636	27
Baker Hughes Co, Cl A	19,110	1,061
BKV Corp *	209	6
Borr Drilling Ltd *	3,606	15
Bristow Group Inc	367	15
Cactus Inc, Cl A	1,205	62
California Resources Corp	1,334	71
Calumet Inc *	964	35
Centrus Energy Corp, Cl A *	257	43
Cheniere Energy Inc	4,061	971
Chevron Corp (C)	35,010	5,803
Chord Energy Corp	1,392	159
CNX Resources Corp *	2,385	81
Comstock Resources Inc *	1,773	26
ConocoPhillips (C)	23,247	2,417
Core Laboratories Inc	900	10
Core Natural Resources Inc	1,255	100
Crescent Energy Co, Cl A	5,338	52
CVR Energy Inc	292	8
Delek US Holdings Inc	975	50
Devon Energy Corp	20,871	862
DHT Holdings Inc	2,029	34
Diamondback Energy Inc, Cl A	3,798	668
Diversified Energy Co	1,377	19
Dorian LPG Ltd	593	21
DT Midstream Inc	1,961	288
Energy Fuels Inc/Canada *	4,428	64
EOG Resources Inc	10,020	1,300
EQT Corp	11,456	609
Excelerate Energy Inc, Cl A	697	26
Expand Energy Corp	4,182	381
Expro Group Holdings NV *	1,121	17
Exxon Mobil Corp (C)	79,645	10,889
FLEX LNG Ltd	616	17
Forum Energy Technologies Inc *	402	20
Golar LNG Ltd	1,601	80
Green Plains Inc *	1,400	22
Gulfport Energy Corp *	347	59

196	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	16,625	$564
Helix Energy Solutions Group Inc *	3,440	30
Helmerich & Payne Inc	1,602	52
HF Sinclair Corp	2,819	196
Innovex International Inc *	1,031	26
International Seaways Inc	745	57
Kinder Morgan Inc	36,870	1,179
Kinetik Holdings Inc, Cl A	1,096	53
Kodiak Gas Services Inc	2,124	160
Kosmos Energy Ltd *	5,622	12
Liberty Energy Inc, Cl A	2,578	67
Magnolia Oil & Gas Corp, Cl A	3,043	78
Marathon Petroleum Corp (C)	5,688	1,454
Matador Resources Co	2,062	103
Murphy Oil Corp	2,462	80
Nabors Industries Ltd *	221	19
National Energy Services Reunited Corp *	823	25
Navigator Holdings Ltd	815	15
NextDecade Corp *	2,470	19
Noble Corp PLC	2,236	83
Nordic American Tankers Ltd	2,870	16
Northern Oil & Gas Inc	2,137	39
NOV Inc	6,880	128
Occidental Petroleum Corp	13,250	644
Oceaneering International Inc, Cl A *	1,897	77
Oil States International Inc *	438	3
ONEOK	12,209	1,061
Ovintiv Inc	5,218	275
Par Pacific Holdings Inc *	748	42
Patterson-UTI Energy Inc	5,838	54
PBF Energy Inc, Cl A	1,706	78
Peabody Energy Corp	2,051	47
Permian Resources Corp, Cl A	13,924	256
Phillips 66	7,621	1,288
ProPetro Holding Corp *	2,436	35
Range Resources Corp	4,346	162
REX American Resources Corp *	654	30
Riley Exploration Permian Inc	390	13
RPC Inc	2,619	15
Sable Offshore Corp *	1,934	6
Scorpio Tankers Inc	912	63
Seadrill Ltd *	1,043	39
Select Water Solutions Inc, Cl A	1,234	25
SFL Corp Ltd, Cl B	3,000	31
SLB Ltd, Cl A	28,904	1,344
SM Energy Co	4,730	123
Solaris Energy Infrastructure Inc, Cl A	914	74
Talos Energy Inc *	2,767	36
Targa Resources	4,104	1,100
TechnipFMC PLC	7,545	500
Teekay Corp Ltd	3,021	30
Teekay Tankers Ltd, Cl A	353	23
TETRA Technologies Inc *	2,188	25
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Pacific Land Corp	1,095	$479
Tidewater Inc *	888	59
Transocean Ltd *	18,004	88
Uranium Energy Corp *	10,969	117
VAALCO Energy Inc	3,606	18
Valaris Ltd *	1,068	78
Valero Energy Corp (C)	5,693	1,483
Viper Energy Inc, Cl A	3,213	136
Vitesse Energy Inc	731	11
Weatherford International PLC	1,291	105
Williams Cos Inc/The	23,144	1,720
World Kinect Corp	961	32
		43,370
Health Care — 6.3%
10X Genomics Inc, Cl A *	1,545	59
Abbott Laboratories	8,221	746
AbbVie Inc	8,479	2,134
Acadia Healthcare Co Inc, Cl A *	141	4
ACADIA Pharmaceuticals Inc *	925	23
Addus HomeCare Corp *	154	15
Agilent Technologies Inc	1,325	176
Align Technology Inc *	335	57
Alignment Healthcare Inc *	583	14
Alkermes PLC *	624	33
Alnylam Pharmaceuticals Inc *	608	183
Amgen Inc, Cl A (C)	2,628	952
Amneal Pharmaceuticals Inc *	3,559	62
Apogee Therapeutics Inc *	201	27
Arcus Biosciences Inc *	1,540	47
Arcutis Biotherapeutics Inc *	892	23
Arrowhead Pharmaceuticals Inc *	530	43
Artivion Inc *	291	7
Aurinia Pharmaceuticals Inc *	1,483	25
Avantor Inc *	3,405	34
Axsome Therapeutics Inc *	209	51
Baxter International Inc (C)	2,480	53
Beam Therapeutics Inc *	231	8
Becton Dickinson & Co	1,398	212
BioCryst Pharmaceuticals Inc *	1,445	14
Biogen Inc *	642	139
BioMarin Pharmaceutical Inc *	975	56
Bio-Rad Laboratories Inc, Cl A *	73	21
Bio-Techne Corp	851	60
Boston Scientific Corp *	7,649	326
Bridgebio Pharma Inc *	744	55
BrightSpring Health Services Inc *	514	36
Bristol-Myers Squibb Co	9,465	545
Brookdale Senior Living Inc, Cl A *	1,066	17
Bruker Corp	410	25
Cardinal Health Inc	1,113	264
Catalyst Pharmaceuticals Inc *	636	20
Celcuity Inc *	177	19
Celldex Therapeutics Inc *	1,947	72

SEI Institutional Managed Trust	197

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cencora Inc, Cl A	864	$244
Centene Corp *	2,153	138
CG oncology Inc *	143	10
Charles River Laboratories International Inc *	272	62
Chemed Corp	85	40
Cigna Group/The	1,296	357
Cogent Biosciences Inc *	811	31
Concentra Group Holdings Parent Inc	1,396	42
Cooper Cos Inc/The *	929	67
Corcept Therapeutics Inc *	407	35
CorVel Corp *	591	37
Crinetics Pharmaceuticals Inc *	500	19
CRISPR Therapeutics AG *	339	18
CVS Health Corp	6,263	648
Cytokinetics Inc *	560	48
Danaher Corp, Cl A	3,141	598
DaVita Inc *	128	28
Denali Therapeutics Inc *	876	23
DENTSPLY SIRONA Inc	1,315	14
Dexcom Inc *	1,687	114
Dianthus Therapeutics Inc *	119	12
Doximity Inc, Cl A *	773	16
Dyne Therapeutics Inc *	2,257	50
Edwards Lifesciences Corp, Cl A *	2,701	244
Elanco Animal Health Inc *	2,625	65
Elevance Health Inc	1,065	412
Eli Lilly & Co	3,864	4,635
Encompass Health Corp	433	44
Ensign Group Inc/The	258	41
Envista Holdings Corp *	702	18
Exelixis Inc *	1,164	63
GE HealthCare Technologies Inc	2,244	144
Gilead Sciences Inc (C)	6,066	766
Glaukos Corp *	319	45
Globus Medical Inc, Cl A *	431	34
GRAIL Inc *	482	33
Guardant Health Inc *	577	87
Haemonetics Corp *	336	25
Halozyme Therapeutics Inc *	429	34
HCA Healthcare Inc	772	301
HealthEquity Inc *	392	35
Henry Schein Inc *	375	31
Hims & Hers Health Inc *	940	33
Humana Inc	609	242
ICU Medical Inc *	356	52
Ideaya Biosciences Inc *	752	28
IDEXX Laboratories Inc *	396	208
Illumina Inc *	765	135
Immunome Inc *	579	12
Immunovant Inc *	712	27
Incyte Corp *	816	93
Indivior Pharmaceuticals Inc *	295	12
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insmed Inc *	1,204	$128
Insulet Corp *	399	61
Integer Holdings Corp *	165	15
Intuitive Surgical Inc *	1,704	678
Ionis Pharmaceuticals Inc *	694	55
IQVIA Holdings Inc *	728	141
IRhythm Holdings Inc *	135	16
Jazz Pharmaceuticals PLC *	257	62
Johnson & Johnson	11,421	2,901
Krystal Biotech Inc *	152	56
Kymera Therapeutics Inc *	216	25
Labcorp Holdings Inc	377	106
Lantheus Holdings Inc *	298	33
LeMaitre Vascular Inc	122	12
Ligand Pharmaceuticals Inc *	89	28
Liquidia Corp *	143	11
LivaNova PLC *	105	9
Madrigal Pharmaceuticals Inc *	77	41
McKesson Corp	600	453
Medline Inc, Cl A *	1,461	58
Medpace Holdings Inc *	94	50
Medtronic PLC	6,060	474
Merck & Co Inc	11,963	1,537
Merit Medical Systems Inc *	239	17
Mettler-Toledo International Inc *	104	133
Mirati Therapeutics Inc *(D)	600	—
Mirum Pharmaceuticals Inc *	145	17
Moderna Inc *	1,785	125
Molina Healthcare Inc *	224	51
Natera Inc *	646	175
National HealthCare Corp	158	33
Neurocrine Biosciences Inc *	508	86
Nuvalent Inc, Cl A *	320	40
Omnicell Inc *	491	20
Option Care Health Inc *	1,187	25
Organon & Co	1,600	22
Oruka Therapeutics *	301	29
Pediatrix Medical Group Inc *	84	2
Penumbra Inc *	199	63
Perrigo Co PLC	900	9
Pfizer Inc	27,056	652
Praxis Precision Medicines Inc *	104	35
Prestige Consumer Healthcare Inc, Cl A *	315	15
Privia Health Group Inc *	837	22
Protagonist Therapeutics Inc *	259	32
PTC Therapeutics Inc *	446	36
QIAGEN NV	1,031	40
Quest Diagnostics Inc	540	114
QuidelOrtho Corp *	400	7
RadNet Inc *	251	15
Regeneron Pharmaceuticals Inc	487	304
Repligen Corp *	287	39
ResMed Inc	700	136

198	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Revolution Medicines Inc *	882	$165
Revvity Inc	603	67
Rhythm Pharmaceuticals Inc *	168	19
Roivant Sciences Ltd *	2,128	75
Royalty Pharma PLC, Cl A	1,917	107
Sarepta Therapeutics Inc *	245	4
Scholar Rock Holding Corp *	375	21
Select Medical Holdings Corp	800	13
Solventum Corp *	616	48
Sotera Health Co *	1,442	26
Spyre Therapeutics Inc *	399	35
STERIS PLC	457	96
Stryker Corp	1,670	526
Summit Therapeutics Inc *	866	13
Supernus Pharmaceuticals Inc *	831	39
Tango Therapeutics Inc *	605	19
Tarsus Pharmaceuticals Inc *	222	14
Teleflex Inc	228	29
Tempus AI Inc, Cl A *	503	29
Tenet Healthcare Corp *	438	82
TG Therapeutics Inc *	960	53
Thermo Fisher Scientific Inc	1,831	918
TransMedics Group Inc *	170	11
Travere Therapeutics Inc *	159	9
Twist Bioscience Corp *	149	15
Ultragenyx Pharmaceutical Inc *	500	17
United Therapeutics Corp *	250	135
UnitedHealth Group Inc (C)	4,349	1,808
Universal Health Services Inc, Cl B	176	26
Vaxcyte Inc *	566	33
Veeva Systems Inc, Cl A *	600	106
Vera Therapeutics Inc, Cl A *	879	38
Veracyte Inc *	1,131	66
Vericel Corp *	478	21
Vertex Pharmaceuticals Inc *	1,240	616
Viatris Inc, Cl W	6,025	96
Viking Therapeutics Inc *	707	28
Waters Corp *	465	174
Waystar Holding Corp *	613	13
West Pharmaceutical Services Inc	302	108
Xenon Pharmaceuticals Inc *	460	28
Zimmer Biomet Holdings Inc	1,022	88
Zoetis Inc, Cl A	2,035	146
		32,431
Information Technology — 1.3%
Accenture PLC, Cl A	747	93
Adobe Inc *	413	85
Akamai Technologies Inc *	158	19
Amdocs Ltd	208	10
Applied Digital Corp *	644	24
AppLovin Corp, Cl A *	283	146
Atlassian Corp, Cl A *	232	18
Autodesk Inc, Cl A *	219	43
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cadence Design Systems Inc *	341	$128
Circle Internet Group Inc, Cl A *	50	3
Cloudflare Inc, Cl A *	385	94
Cognizant Technology Solutions Corp, Cl A	422	16
Crowdstrike Holdings Inc, Cl A *	284	217
Datadog Inc, Cl A *	357	93
DigitalOcean Holdings Inc *	214	34
Docusign Inc, Cl A *	300	13
D-Wave Quantum *	824	20
Dynatrace Inc *	416	18
Fair Isaac Corp *	24	29
Fortinet Inc *	721	111
Gartner Inc *	112	14
Gen Digital Inc	451	11
GoDaddy Inc, Cl A *	297	25
Guidewire Software Inc *	136	17
HubSpot Inc *	159	29
Hut 8 *	292	34
International Business Machines Corp	986	277
Intuit Inc	313	82
Manhattan Associates Inc *	91	13
Microsoft Corp (C)	8,199	3,058
MongoDB Inc, Cl A *	83	28
Nutanix Inc, Cl A *	576	29
Okta Inc, Cl A *	226	31
Oracle, Cl B	1,855	272
Palantir Technologies Inc, Cl A *	2,402	280
Palo Alto Networks Inc *	903	308
Procore Technologies Inc *	8	—
PTC Inc *	144	16
Roper Technologies Inc	126	43
Rubrik Inc, Cl A *	393	32
Salesforce	1,025	161
Samsara Inc, Cl A *	461	15
ServiceNow Inc *	1,242	123
Snowflake Inc, Cl A *	369	94
Strategy Inc, Cl A *	415	36
Synopsys Inc *	222	99
Trimble Inc *	264	13
Twilio Inc, Cl A *	193	40
Tyler Technologies Inc *	55	16
Unity Software Inc *	587	17
VeriSign Inc	84	21
Workday Inc, Cl A *	250	31
Zoom Communications Inc, Cl A *	317	27
Zscaler Inc *	130	18
		6,524
Real Estate — 3.0%
Acadia Realty Trust ‡	1,469	31
Agree Realty Corp ‡	1,199	91
Alexandria Real Estate Equities Inc ‡	1,580	84
American Assets Trust Inc ‡	1,787	44
American Healthcare REIT Inc ‡	1,708	89

SEI Institutional Managed Trust	199

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Homes 4 Rent, Cl A ‡	3,372	$113
American Tower Corp, Cl A ‡	4,411	722
Americold Realty Trust Inc ‡	3,214	51
Apple Hospitality REIT Inc ‡	1,927	32
AvalonBay Communities Inc ‡	1,363	257
Brixmor Property Group Inc ‡	3,010	95
Broadstone Net Lease Inc, Cl A ‡	1,290	27
BXP Inc ‡	1,335	89
Camden Property Trust ‡	942	108
CareTrust REIT Inc ‡	1,911	77
CBRE Group Inc, Cl A *	2,941	396
Centerspace ‡	271	15
Compass Inc, Cl A *	7,128	88
COPT Defense Properties ‡	1,325	48
CoStar Group Inc *	3,822	108
Cousins Properties Inc ‡	1,343	40
Crown Castle Inc ‡	4,083	309
CubeSmart ‡	2,171	86
Curbline Properties Corp ‡	1,207	37
Cushman & Wakefield Ltd *	2,983	40
DiamondRock Hospitality Co ‡	2,869	35
Digital Realty Trust Inc, Cl A ‡	3,291	591
Diversified Healthcare Trust ‡	3,164	29
Douglas Emmett Inc ‡	2,182	26
Easterly Government Properties Inc, Cl A ‡	720	18
EastGroup Properties Inc ‡	544	110
EPR Properties, Cl A ‡	601	35
Equinix Inc ‡	933	973
Equity LifeStyle Properties Inc ‡	1,979	128
Equity Residential ‡	3,787	257
Essential Properties Realty Trust Inc ‡	2,255	67
Essex Property Trust Inc ‡	645	188
Extra Space Storage Inc ‡	2,030	295
Federal Realty Investment Trust ‡	846	104
First Industrial Realty Trust Inc ‡	1,373	84
Four Corners Property Trust Inc ‡	763	19
Gaming and Leisure Properties Inc ‡	2,742	122
Getty Realty Corp ‡	790	26
Global Net Lease Inc ‡	2,522	23
Healthcare Realty Trust Inc, Cl A ‡	2,705	55
Healthpeak Properties Inc ‡	7,229	155
Highwoods Properties Inc ‡	761	23
Host Hotels & Resorts Inc ‡	6,181	147
Howard Hughes Holdings Inc *	439	31
Independence Realty Trust Inc ‡	2,182	36
Innovative Industrial Properties Inc, Cl A ‡	353	22
InvenTrust Properties Corp ‡	463	16
Invitation Homes Inc ‡	5,424	164
Iron Mountain Inc ‡	2,804	354
JBG SMITH Properties ‡	2,364	35
Jones Lang LaSalle Inc *	472	146
Kilroy Realty Corp ‡	1,041	39
Kimco Realty Corp ‡	6,314	160
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kite Realty Group Trust ‡	2,375	$67
Lamar Advertising Co, Cl A ‡	811	127
Lineage Inc ‡	774	34
LTC Properties Inc ‡	365	14
LXP Industrial Trust ‡	602	32
Macerich Co/The ‡	2,596	65
Marcus & Millichap Inc	315	10
Medical Properties Trust Inc ‡	4,477	21
Mid-America Apartment Communities Inc ‡	1,173	163
Millrose Properties Inc ‡	1,706	51
National Health Investors Inc ‡	322	25
National Storage Affiliates Trust ‡	723	32
NETSTREIT Corp ‡	741	16
Newmark Group Inc, Cl A	1,404	21
NNN REIT Inc ‡	1,999	93
Omega Healthcare Investors Inc ‡	2,636	126
Outfront Media Inc ‡	1,739	57
Park Hotels & Resorts Inc ‡	1,612	23
Pebblebrook Hotel Trust ‡	592	12
Phillips Edison & Co Inc ‡	1,071	45
Piedmont Realty Trust Inc, Cl A *‡	1,894	17
Prologis Inc ‡	8,997	1,219
Public Storage ‡	1,515	482
Rayonier Inc ‡	3,307	70
Realty Income Corp ‡	8,611	534
Regency Centers Corp ‡	1,757	140
Rexford Industrial Realty Inc ‡	1,943	65
RLJ Lodging Trust ‡	278	3
Ryman Hospitality Properties Inc ‡	618	79
Sabra Health Care REIT Inc ‡	2,378	46
Safehold Inc ‡	1,019	16
SBA Communications Corp, Cl A ‡	1,044	184
Sila Realty Trust Inc ‡	580	18
Simon Property Group Inc ‡	3,052	683
SL Green Realty Corp ‡	817	42
Smartstop Self Storage REIT Inc ‡	565	18
St Joe Co/The	456	29
STAG Industrial Inc ‡	2,048	78
Sun Communities Inc ‡	1,261	151
Sunstone Hotel Investors Inc ‡	1,665	19
Tanger Inc ‡	1,336	53
Terreno Realty Corp ‡	1,066	69
UDR Inc ‡	2,997	120
UMH Properties Inc ‡	1,366	21
Urban Edge Properties ‡	1,047	24
Ventas Inc ‡	4,521	401
VICI Properties Inc, Cl A ‡	10,026	266
Vornado Realty Trust ‡	1,969	77
Welltower Inc ‡	6,624	1,503
Weyerhaeuser Co ‡	6,892	165
WP Carey Inc ‡	2,173	155
Xenia Hotels & Resorts Inc ‡	1,562	32
Zillow Group Inc, Cl A *	429	13

200	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl C *	1,665	$53
		15,469
Utilities — 1.5%
AES Corp/The	3,643	53
Alliant Energy Corp	1,179	90
Ameren Corp	1,386	157
American Electric Power	2,682	367
American States Water Co	249	21
American Water Works Co Inc	1,016	134
Atmos Energy Corp	828	143
Avista Corp	554	23
Black Hills Corp, Cl A	352	26
Brookfield Infrastructure Corp, Cl A	525	20
Brookfield Renewable Corp	498	18
California Water Service Group, Cl A	357	17
CenterPoint Energy Inc	3,156	139
Chesapeake Utilities Corp	115	14
Clearway Energy Inc, Cl C	542	18
CMS Energy Corp	1,491	114
Consolidated Edison Inc	1,835	203
Constellation Energy Corp	1,555	386
Dominion Energy Inc	4,166	284
DTE Energy Co	1,063	162
Duke Energy Corp	3,786	479
Edison International	1,862	139
Entergy Corp	2,111	242
Essential Utilities Inc	1,268	49
Evergy Inc	1,163	100
Eversource Energy	2,030	147
Exelon Corp	4,816	224
FirstEnergy Corp	2,815	134
H2O America	212	13
Hawaiian Electric Industries Inc *	299	4
IDACORP Inc, Cl A	231	35
MDU Resources Group Inc	1,248	26
MGE Energy Inc	183	15
National Fuel Gas Co	467	36
New Jersey Resources Corp	445	25
NextEra Energy Inc	10,335	907
NiSource Inc	2,408	114
Northwest Natural Holding Co	378	19
Northwestern Energy Group Inc	312	22
NRG Energy Inc	983	144
OGE Energy Corp	991	48
Oklo Inc, Cl A *	517	27
ONE Gas Inc	365	28
Ormat Technologies Inc	355	39
Otter Tail Corp	200	18
PG&E Corp	10,356	174
Pinnacle West Capital Corp	362	39
Portland General Electric Co	333	17
PPL Corp	3,747	136
Public Service Enterprise Group Inc	2,472	201
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sempra	3,354	$311
Southern Co/The	5,520	528
Southwest Gas Holdings Inc	412	37
Spire Inc	417	33
Talen Energy Corp *	236	91
TXNM Energy Inc	422	24
UGI Corp	1,154	40
Vistra Corp	1,681	267
WEC Energy Group Inc	1,527	178
Xcel Energy Inc	2,784	224
		7,723

Total Common Stock
(Cost $68,235) ($ Thousands)		150,555

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 7.5%
Communication Services — 0.4%
Alphabet
5.700%, 11/15/2075	$84	80
Beacon Point DC
6.129%, 11/30/2042 (E)	117	118
Meta Platforms
6.450%, 05/15/2066	269	266
OAK-Eagle Acquireco
7.250%, 07/01/2033 (E)	256	268
RD Michigan Property Owner I
7.500%, 03/30/2045 (E)	532	530
Space Exploration Technologies
5.350%, 07/15/2031 (E)	389	388
Time Warner Cable
4.500%, 09/15/2042	330	249
		1,899
Consumer Discretionary — 1.1%
Advance Auto Parts
7.000%, 08/01/2030 (E)	385	395
Amazon.com
5.550%, 11/20/2065	846	791
American Honda Finance MTN
4.550%, 04/10/2028	397	396
AutoNation
4.450%, 01/15/2029	80	79
ERAC USA Finance
4.600%, 05/01/2028 (E)	278	278
Flutter Treasury DAC
5.875%, 06/04/2031 (E)	520	518
Ford Motor
3.250%, 02/12/2032	434	383
Ford Motor Credit
7.350%, 11/04/2027	204	210
General Motors Financial
5.550%, 07/15/2029	144	147

SEI Institutional Managed Trust	201

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 04/06/2029	$213	$213
2.400%, 04/10/2028	36	34
Hasbro
4.650%, 03/12/2031	62	61
Hyundai Capital America
6.100%, 09/21/2028 (E)	223	229
5.275%, 06/24/2027 (E)	84	84
LG Energy Solution
5.375%, 04/02/2030 (E)	682	688
Marriott International
4.200%, 07/15/2027	388	387
Sekisui House US
6.000%, 01/15/2043	389	357
Wynn Macau
5.625%, 08/26/2028 (E)	348	346
		5,596
Consumer Staples — 0.4%
Altria Group
3.400%, 05/06/2030	745	711
Cargill
4.125%, 10/23/2030 (E)	382	374
Imperial Brands Finance PLC
4.500%, 06/30/2028 (E)	397	396
Philip Morris International
5.625%, 11/17/2029	110	113
5.375%, 02/15/2033	549	564
		2,158
Energy — 1.0%
Baker Hughes Holdings
4.350%, 06/15/2031	139	136
Cenovus Energy
5.400%, 03/20/2036	96	95
4.650%, 03/20/2031	95	94
Continental Resources
2.268%, 11/15/2026 (E)	1,050	1,040
Ecopetrol
8.375%, 01/19/2036	234	253
5.875%, 11/02/2051	302	242
Eni
5.750%, 05/19/2035 (E)	402	413
MPLX
5.400%, 09/15/2035	259	258
5.300%, 04/01/2036	70	69
ONEOK
6.050%, 09/01/2033	203	213
5.400%, 10/15/2035	337	336
Petroleos Mexicanos
5.625%, 01/23/2046	486	389
QazaqGaz NC JSC
5.625%, 05/08/2036 (E)	398	392
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sunoco
5.625%, 03/15/2031 (E)	$228	$226
Targa Resources
6.050%, 05/15/2056	98	97
5.650%, 02/15/2036	81	83
4.900%, 09/15/2030	75	75
4.350%, 01/15/2029	128	127
Var Energi
7.500%, 01/15/2028 (E)	314	326
Woodside Finance
6.000%, 05/19/2035	110	114
5.400%, 05/19/2030	60	61
		5,039
Financials — 2.4%
Allianz
6.500%, H15T5Y + 2.233%(B)(E)(F)	200	201
Ally Financial
6.992%, SOFR + 3.260%, 06/13/2029 (B)	259	269
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	82	83
Athene Global Funding
5.583%, 01/09/2029 (E)	21	21
5.526%, 07/11/2031 (E)	10	10
5.033%, 07/17/2030 (E)	186	184
2.717%, 01/07/2029 (E)	59	56
Aviation Capital Group
1.950%, 09/20/2026 (E)	153	152
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	227
Banco Santander
6.921%, 08/08/2033	400	434
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/2030 (B)(E)	212	217
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (E)	390	390
Barclays PLC
5.674%, SOFR + 1.490%, 03/12/2028 (B)	216	218
5.335%, SOFR + 1.910%, 09/10/2035 (B)	213	211
BPCE
6.508%, SOFR + 2.791%, 01/18/2035 (B)(E)	483	502
CaixaBank
6.037%, SOFR + 2.260%, 06/15/2035 (B)(E)	200	209
Capital One
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)	475	484

202	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
6.377%, SOFR + 2.860%, 06/08/2034 (B)	$486	$514
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)	16	17
4.643%, SOFR + 1.143%, 05/07/2028 (B)	405	405
Credit Agricole
4.656%, SOFR + 1.170%, 01/12/2032 (B)(E)	376	370
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(E)	217	216
Deutsche Bank NY
7.146%, SOFR + 2.520%, 07/13/2027 (B)	177	177
4.950%, SOFR + 1.300%, 08/04/2031 (B)	208	207
Fidelity National Information Services
4.450%, 03/10/2028	118	118
Global Payments
4.875%, 11/15/2030	101	99
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)	328	326
HSBC Holdings PLC
5.597%, SOFR + 1.060%, 05/17/2028 (B)	453	457
Intesa Sanpaolo
7.200%, 11/28/2033 (E)	327	368
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (B)(E)	389	382
Lincoln Financial Global Funding
4.200%, 01/12/2029 (E)	54	53
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	324	326
Mitsubishi UFJ Financial Group
4.592%, H15T1Y + 0.780%, 04/18/2030 (B)	397	395
Morgan Stanley
4.555%, SOFRINDX + 0.960%, 04/10/2030 (B)	85	84
4.238%, SOFR + 0.800%, 01/09/2030 (B)	85	84
Morgan Stanley MTN
4.133%, SOFR + 0.913%, 10/18/2029 (B)	221	218
2.239%, SOFR + 1.178%, 07/21/2032 (B)	3	3
Nationwide Building Society MTN
2.972%, SOFR + 1.290%, 02/16/2028 (B)(E)	319	316
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
4.983%, H15T1Y + 0.800%, 06/18/2032 (B)		$200	$200
NatWest Group PLC
5.115%, H15T1Y + 1.050%, 05/23/2031 (B)		213	214
Principal Life Global Funding II
5.100%, 01/25/2029 (E)		311	314
S&P Global
4.250%, 05/01/2029		166	165
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)		389	385
Societe Generale MTN
5.249%, SOFR + 1.420%, 05/22/2029 (B)(E)		244	246
Sumitomo Mitsui Financial Group
5.138%, SOFR + 1.220%, 07/07/2034 (B)		390	388
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	762
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	200
Synchrony Financial
5.450%, SOFR + 1.680%, 03/06/2031 (B)		132	132
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		153	153
UBS Group
6.625%, USISSO05 + 3.240%(B)(E)(F)		376	377
			12,539
Health Care — 0.2%
HCA
5.000%, 05/15/2033		399	395
Organon & Co
2.875%, 04/30/2028	EUR	200	226
Roche Holdings
4.203%, 09/09/2029 (E)		$440	437
			1,058
Industrials — 0.3%
Axon Enterprise
6.125%, 03/15/2030 (E)		222	226
Boeing
3.250%, 02/01/2028		227	222
Delta Air Lines
4.750%, 10/20/2028 (E)		396	396
ENA Master Trust
4.000%, 05/19/2048 (E)		269	216
Lima Metro Line 2 Finance
5.875%, 07/05/2034		164	167

SEI Institutional Managed Trust	203

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 04/05/2036 (E)	$166	$158
Republic Services
4.750%, 07/15/2030	411	413
		1,798
Information Technology — 0.5%
AIB Group PLC MTN
5.320%, SOFR + 1.650%, 05/15/2031 (B)(E)	402	407
Applied Materials
4.000%, 01/15/2031	389	380
Broadcom
4.300%, 01/15/2031	251	247
Oracle
6.125%, 08/03/2065	634	533
5.950%, 09/26/2055	66	56
5.200%, 09/26/2035	26	24
4.375%, 05/15/2055	78	52
Salesforce
5.200%, 03/15/2033	202	202
4.900%, 09/15/2031	202	202
TSMC Arizona
3.875%, 04/22/2027	406	404
		2,507
Materials — 0.2%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	227	140
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	243	243
Glencore Funding
5.338%, 04/04/2027 (E)	143	144
5.186%, 04/01/2030 (E)	77	78
4.907%, 04/01/2028 (E)	178	178
Sasol Financing USA
8.750%, 04/10/2033 (E)	399	413
		1,196
Real Estate — 0.1%
GLP Capital
5.625%, 03/01/2036	391	383
Omega Healthcare Investors Inc
5.200%, 07/01/2030	70	71
		454
Utilities — 0.9%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	281	266
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	109
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	116	124
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	$124	$123
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	399
4.950%, 04/01/2033	18	18
4.950%, 08/15/2035	13	13
COX Asset Mexico
7.125%, 01/08/2032 (E)	397	402
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2043	403	327
Electricite de France
9.125%, H15T5Y + 5.411%(B)(E)(F)	238	276
ENEL Finance International
4.125%, 09/30/2028 (E)	388	383
Entergy Mississippi
5.050%, 04/15/2036	73	72
Eversource Energy
6.350%, H15T5Y + 2.325%,
08/15/2056 (B)	57	57
6.100%, H15T5Y + 2.521%,
08/15/2056 (B)	70	70
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (E)	242	245
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	146	146
4.647%, 10/03/2030 (E)	248	247
Public Service of Colorado
5.150%, 09/15/2035	389	387
5.050%, 06/15/2036	135	133
Virginia Electric and Power
4.900%, 09/15/2035	332	325
Vistra Operations
6.950%, 10/15/2033 (E)	199	217
4.550%, 10/30/2028 (E)	108	107
		4,446

Total Corporate Obligations
(Cost $38,791) ($ Thousands)		38,690

ASSET-BACKED SECURITIES — 3.6%
Automotive — 1.0%
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(E)	24	24
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(E)	189	188
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(E)	67	67
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(E)	226	226

204	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(E)	$122	$122
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	554	556
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	424	427
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl A2
4.240%, 09/15/2028	422	422
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	19	19
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	37	36
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	429
CPS Auto Receivables Trust, Ser 2026-B, Cl A
4.350%, 02/15/2030(E)	223	223
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	15	15
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(E)	50	50
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	170	171
Lendbuzz Securitization Trust, Ser 2023- 2A, Cl A2
7.090%, 10/16/2028(E)	72	73
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(E)	310	310
Lobel Automobile Receivables Trust, Ser 2026-1, Cl A
4.880%, 10/16/2028(E)	443	442
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(E)	43	43
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(E)	578	579
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(E)	11	11
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	49	46
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(E)	600	405
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2026-1, Cl A
4.410%, 06/12/2028(E)	$414	$414
		5,298
Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(E)	728	730
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(E)	444	445
		1,175
Mortgage Related Securities — 0.6%
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 02/25/2061(E)(G)	462	456
Ellington Financial Mortgage Trust, Ser 2025-CES1, Cl A1A
4.914%, 12/25/2060(E)(G)	195	192
GS Mortgage-Backed Securities Trust, Ser 2026-CES1, Cl A1
4.899%, 05/25/2056(E)(G)	487	482
GS Mortgage-Backed Securities Trust, Ser 2026-CES2, Cl A1A
5.227%, 06/25/2056(E)(G)	285	284
JP Morgan Mortgage Trust, Ser 2026-CES1, Cl A1A
4.909%, 06/25/2056(E)(G)	415	410
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056(E)(G)	358	354
RCKT Mortgage Trust, Ser 2026-CES3, Cl A1A
5.144%, 03/25/2056(E)(G)	379	377
Santander Mortgage Asset Receivable Trust, Ser 2026-CES1, Cl A1A
4.876%, 01/25/2056(E)(G)	496	491
		3,046
Other Asset-Backed Securities — 1.8%
AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	791	756
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	134	122
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	45	45
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	839	818
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(E)	117	117
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(B)(E)	389	385

SEI Institutional Managed Trust	205

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FIGRE Trust, Ser 2026-HE1, Cl A
4.982%, 01/25/2056(B)(E)	$475	$468
FIGRE Trust, Ser 2026-HE2, Cl A
5.049%, 01/25/2056(B)(E)	312	307
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	181	167
HPS Loan Management, Ser 2026-19A, Cl A1R
4.899%, TSFR3M + 1.260%, 04/15/2037(B)(E)	497	498
JP Morgan Mortgage Trust, Ser 2025-HE3, Cl A1
4.959%, SOFR30A + 1.350%, 03/20/2056(B)(E)	481	483
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	93	88
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	84	80
Neuberger Berman Loan Advisers CLO, Ser 2025-42A, Cl AR
4.630%, TSFR3M + 0.950%, 07/16/2036(B)(E)	1,141	1,139
OCP CLO, Ser 2026-50A, Cl A1
0.000%, 07/15/2039(B)(E)(H)	331	332
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	62	62
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(E)	275	275
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(B)(E)	77	77
Pagaya AI Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(E)	107	106
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(E)	218	218
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	183	173
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl A
4.240%, 08/25/2035(E)	257	257
Towd Point Mortgage Trust, Ser 2026-CES2, Cl A1A
4.720%, 02/25/2066(E)(G)	621	613
Towd Point Mortgage Trust, Ser 2026-FIX1, Cl A1
4.980%, 12/25/2065(E)(G)	168	166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upgrade Master Pass-Thru Trust, Ser 2026-ST1, Cl A
4.244%, 03/15/2034(E)	$504	$503
UPSTART Securitization Trust, Ser 2026-1, Cl A1
4.142%, 02/22/2027(E)	139	139
UPSTART Securitization Trust, Ser 2026-3, Cl A2
4.770%, 07/20/2036(E)	369	369
VFI ABS, Ser 2025-1A, Cl A
4.780%, 06/24/2030(E)	281	282
		9,045
Total Asset-Backed Securities
(Cost $18,921) ($ Thousands)		18,564

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FFCB
3.870%, SOFR + 0.230%, 08/01/2028^(B)	1,100	1,102
3.765%, SOFR + 0.125%, 11/03/2027^(B)	600	600
3.730%, SOFR + 0.090%, 02/17/2028^(B)	300	300
3.730%, SOFR + 0.090%, 03/09/2028^(B)	600	600
3.725%, SOFR + 0.085%, 02/23/2028^(B)	300	300
3.695%, SOFR + 0.055%, 07/13/2027^(B)	700	700
FHLB
4.000%, 10/09/2026^	300	300
3.870%, SOFR + 0.230%, 07/14/2028^(B)	1,000	1,002
3.500%, 09/09/2027^	1,100	1,092
3.500%, 03/03/2028^	400	396
FHLMC
3.860%, SOFR + 0.220%, 05/23/2028^(B)	1,100	1,103
3.780%, SOFR + 0.140%, 10/16/2026^(B)	700	700
3.780%, SOFR + 0.140%, 10/06/2027^(B)	1,000	1,001

206	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
3.900%, SOFR + 0.260%, 11/05/2027^(B)	$500	$501
3.730%, SOFR + 0.090%, 02/02/2028^(B)	1,000	1,000
3.730%, SOFR + 0.090%, 05/08/2028^(B)	600	600
3.725%, SOFR + 0.085%, 03/06/2028^(B)	900	899
3.725%, SOFR + 0.085%, 06/08/2028^(B)	1,800	1,800
3.720%, SOFR + 0.080%, 12/22/2027^(B)	500	500

Total U.S. Government Agency Obligations
(Cost $14,499) ($ Thousands)		14,496

MORTGAGE-BACKED SECURITIES — 2.7%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.443%, 06/15/2047(B)	739	72
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.358%, 06/25/2050(B)	1,456	139
FNMA CMO, Ser 2014-78, Cl SE, IO
2.358%, 12/25/2044(B)	510	50
FNMA CMO, Ser 2016-77, Cl DS, IO
2.258%, 10/25/2046(B)	527	49
FNMA CMO, Ser 2017-62, Cl AS, IO
2.408%, 08/25/2047(B)	620	62
FNMA CMO, Ser 2017-97, Cl LS, IO
2.458%, 12/25/2047(B)	845	84
GNMA CMO, Ser 2017-122, Cl SA, IO
2.447%, 08/20/2047(B)	461	51
GNMA CMO, Ser 2017-134, Cl SE, IO
2.447%, 09/20/2047(B)	397	42
		549
Non-Agency Mortgage-Backed Obligations — 2.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	34	21
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	212	101
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	81	53
AREIT Trust, Ser 2022-CRE6, Cl A
4.856%, SOFR30A + 1.250%, 01/20/2037(B)(E)	281	281
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.571%, TSFR1M + 1.946%, 04/15/2034(B)(E)	$162	$161
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.821%, TSFR1M + 2.196%, 04/15/2034(B)(E)	656	650
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	90	37
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	111	42
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
CLIP Trust, Ser 2026-NQM1, Cl A1
5.221%, 05/25/2071(B)(E)	352	350
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(E)	413	410
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.278%, SOFR30A + 1.650%, 12/25/2041(B)(E)	303	304
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.128%, SOFR30A + 3.500%, 03/25/2042(B)(E)	838	852
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.728%, SOFR30A + 3.100%, 03/25/2042(B)(E)	211	214
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.928%, SOFR30A + 2.300%, 05/25/2043(B)(E)	403	409
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.528%, SOFR30A + 1.900%, 06/25/2043(B)(E)	251	252
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.228%, SOFR30A + 1.600%, 03/25/2045(B)(E)	153	153
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
4.828%, SOFR30A + 1.200%, 07/25/2045(B)(E)	355	355
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1A1
4.528%, SOFR30A + 0.900%, 09/25/2045(B)(E)	182	182

SEI Institutional Managed Trust	207

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1M1
4.578%, SOFR30A + 0.950%, 09/25/2045(B)(E)	$190	$190
Connecticut Avenue Securities Trust, Ser 2026-R01, Cl 2M1
4.628%, SOFR30A + 1.000%, 01/25/2046(B)(E)	282	282
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.143%, TSFR1M + 0.494%, 12/25/2036(B)	296	91
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.628%, SOFR30A + 2.000%, 01/25/2051(B)(E)	13	13
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.278%, SOFR30A + 1.650%, 01/25/2034(B)(E)	43	43
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.128%, SOFR30A + 1.500%, 10/25/2041(B)(E)	745	746
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.428%, SOFR30A + 1.800%, 11/25/2041(B)(E)	1,042	1,044
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
5.978%, SOFR30A + 2.350%, 12/25/2041(B)(E)	668	672
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.578%, SOFR30A + 2.950%, 06/25/2042(B)(E)	210	212
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.128%, SOFR30A + 2.500%, 03/25/2052(B)(E)	157	157
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.730%, SOFR30A + 2.100%, 03/25/2043(B)(E)	218	220
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.628%, SOFR30A + 2.000%, 05/25/2043(B)(E)	235	236
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
4.828%, SOFR30A + 1.200%, 08/25/2044(B)(E)	157	157
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.728%, SOFR30A + 1.100%, 05/25/2045(B)(E)	$108	$109
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.828%, SOFR30A + 1.200%, 05/25/2045(B)(E)	49	49
FHLMC STACR Remic Trust, Ser 2025-DNA3, Cl A1
4.578%, SOFR30A + 0.950%, 09/25/2045(B)(E)	430	431
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M1
4.728%, SOFR30A + 1.100%, 10/25/2045(B)(E)	382	382
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.388%, 08/10/2044(B)(E)	13	11
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	444	440
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.263%, TSFR1M + 0.614%, 03/25/2035(B)	35	29
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.402%, 09/15/2047(B)	757	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
5.863%, TSFR1M + 2.214%, 04/25/2047(B)(E)	71	72
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	757	758
OBX Trust, Ser 2026-NQM6, Cl A1
5.063%, 04/26/2066(B)(E)	239	238
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(E)(G)	552	547
SG Residential Mortgage Trust, Ser 2026-3, Cl A1
5.188%, 04/25/2066(B)(E)	394	391
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.400%, 11/15/2049(B)	925	906
		13,303

Total Mortgage-Backed Securities
(Cost $14,784) ($ Thousands)		13,852

208	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%
Colombia Government International Bond
6.500%, 01/21/2033	$375	$381
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(E)	390	391
Mexico Government International Bond
5.375%, 03/22/2033	259	253
Romanian Government International Bond
5.750%, 09/16/2030(E)	616	618

Total Sovereign Debt
(Cost $1,633) ($ Thousands)		1,643

	Shares
REGISTERED INVESTMENT COMPANY — 0.2%
Sprott Physical Uranium Trust *	63,400	1,166

Total Registered Investment Company
(Cost $1,065) ($ Thousands)		1,166

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(D)	408	–
Blueprint Medicines Corp *‡‡(D)	389	–
Holx CVR *‡‡	1,122	–
Investindustrial Advisors, CVR *‡‡	904	–
Novartis AG *‡‡(D)	800	1
Novo Nordisk *‡‡	280	–
Pfizer Inc *‡‡(D)	248	1
Total Rights
(Cost $—) ($ Thousands)		2

Total Investments in Securities — 96.1%
(Cost $417,544) ($ Thousands)		$496,410

	Shares
COMMON STOCK SOLD SHORT— (2.3)%
Communication Services — (0.5)%
Charter Communications Inc, Cl A *	(1,724)	(245)
DoubleVerify Holdings Inc *	(3,661)	(40)
EchoStar Corp, Cl A *	(2,891)	(293)
Entravision Communications Corp, Cl A	(2,512)	(33)
Fox Corp, Cl A	(4,434)	(231)
Fox Corp, Cl B	(3,258)	(153)
iHeartMedia Inc *	(5,292)	(23)
John Wiley & Sons Inc, Cl A	(597)	(29)
Liberty Broadband Corp, Cl A *	(486)	(16)
Liberty Broadband Corp, Cl C *	(2,595)	(86)
Magnite Inc *	(2,975)	(57)
New York Times Co/The, Cl A	(3,689)	(258)
News Corp, Cl A	(8,326)	(207)
News Corp, Cl B	(2,829)	(79)
Nexstar Media Group Inc, Cl A	(632)	(113)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
NIQ Global Intelligence PLC *	(1,861)	$(17)
Omnicom Group Inc	(6,712)	(489)
Scholastic Corp, Cl B	(668)	(31)
Sirius XM Holdings Inc	(3,729)	(110)
Stagwell Inc, Cl A *	(712)	(5)
Trade Desk Inc/The, Cl A *	(9,079)	(164)
USA TODAY Co Inc *	(3,944)	(34)
Versant Media Group Inc	(2,810)	(101)

		(2,814)
Energy — (0.0)%
Core Natural Resources Inc	(208)	(17)

Information Technology — (1.8)%
Advanced Micro Devices Inc *	(772)	(448)
Amphenol Corp, Cl A	(550)	(97)
Analog Devices Inc	(248)	(98)
Apple Inc	(7,171)	(2,075)
Applied Materials	(396)	(286)
Arista Networks Inc *	(453)	(77)
Astera Labs Inc *	(67)	(32)
Broadcom Inc	(2,163)	(817)
Ciena Corp *	(62)	(30)
Cisco Systems Inc	(2,443)	(287)
Coherent Corp *	(60)	(24)
Corning Inc, Cl B	(375)	(96)
Credo Technology Group Holding Ltd *	(40)	(11)
Dell Technologies Inc, Cl C	(102)	(44)
Entegris Inc	(49)	(9)
Everpure Inc, Cl A *	(49)	(4)
F5 Inc, Cl A *	(44)	(18)
Fabrinet *	(35)	(20)
First Solar Inc *	(77)	(18)
Flex Ltd *	(137)	(22)
Hewlett Packard Enterprise Co	(833)	(38)
HP Inc	(1,354)	(30)
Intel Corp *	(2,186)	(305)
IonQ Inc *	(316)	(17)
Jabil Inc	(39)	(15)
Keysight Technologies Inc *	(106)	(37)
KLA Corp	(630)	(190)
Lam Research Corp	(613)	(266)
Lumentum Holdings Inc *	(27)	(23)
MACOM Technology Solutions Holdings Inc *	(63)	(24)
Marvell Technology Inc	(446)	(133)
Microchip Technology Inc	(220)	(20)
Micron Technology Inc	(510)	(589)
MKS Inc	(80)	(36)
Monolithic Power Systems Inc	(30)	(41)
Motorola Solutions Inc	(106)	(44)
NetApp Inc	(63)	(10)
NVIDIA Corp	(11,596)	(2,320)

SEI Institutional Managed Trust	209

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(143)	$(14)
Qnity Electronics Inc	(90)	(15)
QUALCOMM Inc	(519)	(96)
Sandisk Corp *	(73)	(166)
TD SYNNEX Corp	(61)	(16)
Teledyne Technologies Inc *	(9)	(6)
Teradyne Inc	(63)	(30)
Texas Instruments Inc	(485)	(145)
Western Digital Corp	(162)	(103)

		(9,242)

Total Common Stock Sold Short
(Proceeds $9,717) ($ Thousands)		(12,073)

Total Investments Sold Short — (2.3)%
(Proceeds $9,717) ($ Thousands)		$(12,073)

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	45	Sep-2026	$3,425	$3,425	$45
Brent Crude^	102	Jul-2026	9,526	7,441	(2,085)
CA Carbon Allowance Vintage^	36	Dec-2026	1,115	1,186	71
CA Low Carbon Fuel^	19	Dec-2026	119	146	27
Coffee C^	14	Dec-2026	1,463	1,481	18
Coffee C^	10	Sep-2026	1,068	1,112	44
Copper^	39	Sep-2026	6,313	6,097	(216)
Corn^	215	Sep-2026	4,556	4,480	(76)
Cotton No. 2^	89	Dec-2026	3,451	3,417	(34)
Cotton No. 2^	40	Dec-2026	1,532	1,536	4
Feeder Cattle^	1	Sep-2026	179	181	2
Gasoline^	29	Aug-2026	3,354	3,326	(28)
Gasoline^	13	Jul-2026	1,605	1,581	(24)
Gold^	35	Dec-2026	14,919	14,345	(574)
Gold^	1	Aug-2026	481	403	(78)
KC HRW Wheat^	35	Sep-2026	1,121	1,095	(26)
KC HRW Wheat^	20	Dec-2026	650	640	(10)
Lean Hogs^	53	Aug-2026	2,053	2,082	29
Lean Hogs^	35	Oct-2026	1,137	1,148	11
Live Cattle^	14	Aug-2026	1,351	1,358	7
Live Cattle^	4	Oct-2026	385	379	(6)
LME Copper^	14	Sep-2026	4,659	4,683	24
LME Nickel^	32	Sep-2026	3,429	3,122	(307)
LME Primary Aluminum^	29	Sep-2026	2,525	2,238	(287)
LME Primary Aluminum^	13	Jul-2026	1,143	1,000	(143)
LME Zinc^	33	Dec-2026	2,886	2,914	28
Low Sulphur Gasoil^	69	Sep-2026	6,345	6,090	(255)
Mill Wheat^	97	Sep-2026	1,156	1,120	(33)
Natural Gas^	49	Aug-2026	1,592	1,565	(27)
Natural Gas^	2	Nov-2026	81	80	(1)
Natural Gas^	48	Oct-2026	1,650	1,629	(21)
NY Harbor ULSD^	22	Aug-2026	2,849	2,920	71
NY Harbor ULSD^	13	Jul-2026	1,764	1,763	(1)

210	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
NYMEX Cocoa^	2	Sep-2026	$78	$102	$24
NYMEX Cocoa^	10	Sep-2026	512	508	(4)
PJM Western Hub Real-Time Peak Mini^	1	Feb-2027	22	27	5
PJM Western Hub Real-Time Peak Mini^	1	Mar-2027	26	24	(2)
PJM Western Hub Real-Time Peak Mini^	1	Apr-2027	25	23	(2)
PJM Western Hub Real-Time Peak Mini^	1	May-2027	22	20	(2)
PJM Western Hub Real-Time Peak Mini^	1	Jun-2027	25	28	3
PJM Western Hub Real-Time Peak Mini^	1	Jan-2027	22	34	12
PJM Western Hub Real-Time Peak Mini^	1	Aug-2027	25	34	9
PJM Western Hub Real-Time Peak Mini^	1	Dec-2027	26	28	2
PJM Western Hub Real-Time Peak Mini^	1	Oct-2027	23	22	(1)
PJM Western Hub Real-Time Peak Mini^	1	Jul-2027	23	39	16
PJM Western Hub Real-Time Peak Mini^	1	Nov-2027	23	22	(1)
PJM Western Hub Real-Time Peak Mini^	1	Sep-2027	23	24	1
Platinum^	3	Oct-2026	257	235	(22)
Silver^	3	Sep-2026	1,088	899	(189)
Silver^	6	Dec-2026	1,897	1,817	(80)
Soybean^	10	Nov-2026	565	572	7
Soybean Meal^	8	Sep-2026	242	242	–
Soybean Oil^	42	Aug-2026	1,711	1,687	(24)
Sugar No. 11^	67	Sep-2026	1,121	1,113	(8)
U.S. 2-Year Treasury Notes	254	Sep-2026	52,381	52,358	(23)
U.S. 5-Year Treasury Notes	229	Sep-2026	24,467	24,514	47
Wheat^	26	Sep-2026	786	766	(20)
Wheat^	25	Dec-2026	777	756	(21)
WTI Crude Oil^	29	Jul-2026	2,009	2,016	7
WTI Crude Oil^	42	Jul-2026	3,698	2,919	(779)
			181,756	176,812	(4,896)
Short Contracts
Corn^	(8)	Sep-2026	$(171)	$(167)	$4
E-Mini S&P Select Sector Consumer Discretionary	(190)	Sep-2026	(45,163)	(45,458)	(295)
Feeder Cattle^	(7)	Aug-2026	(1,289)	(1,277)	12
LME Lead^	(37)	Sep-2026	(1,779)	(1,727)	52
MSCI EAFE Index	(29)	Sep-2026	(4,607)	(4,561)	46
Platinum^	(11)	Oct-2026	(868)	(861)	7
S&P 500 Index E-Mini	(36)	Sep-2026	(13,498)	(13,587)	(89)
Soybean Meal^	(23)	Dec-2026	(698)	(697)	1
Soybean Oil^	(5)	Jan-2027	(199)	(196)	3
Soybean Oil^	(12)	Dec-2026	(479)	(471)	8
Sugar No. 11^	(17)	Sep-2026	(274)	(283)	(9)
U.S. Long Treasury Bonds	(21)	Sep-2026	(2,345)	(2,383)	(38)
U.S. Ultra Long Treasury Bonds	(6)	Sep-2026	(683)	(697)	(14)
Ultra 10-Year U.S. Treasury Notes	(56)	Sep-2026	(6,284)	(6,298)	(14)
			(78,337)	(78,663)	(326)
			$103,419	$98,149	$(5,222)

SEI Institutional Managed Trust	211

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Inflation Managed Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Brown Brothers Harriman	07/09/26	AUD	173	USD	124	$4
Brown Brothers Harriman	07/15/26	EUR	116	USD	137	5
						$9

A list of open centrally cleared swap agreements held by the Fund at June 30, 2026, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX-NAHYS46V1-5Y	5.00%	Quarterly	06/20/2031	$950	$(76)	$(36)	$(40)
ITRAXX-AUSTRALIAS45	1.00%	Quarterly	06/20/2031	9,740	(138)	(59)	(79)
MALAYS-905062	1.00%	Quarterly	06/20/2031	18,090	(487)	(400)	(87)
					$(701)	$(495)	$(206)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX-NAIGS46V1-5Y	1.00%	Quarterly	06/20/2031	$9,740	$214	$156	$58

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.367%	U.S. CPI	Annually	07/15/2028	USD	13,820	$835	$–	$835
2.401%	U.S. CPI	Annually	07/15/2028	USD	55,859	3,340	–	3,340
1.33%	1D SOFR	Annually	10/25/2026	USD	6,110	96	47	49
1.45%	1D SOFR	Annually	11/08/2026	USD	1,490	27	14	13
1.455%	1D SOFR	Annually	11/09/2026	USD	1,490	27	14	13
2.21%	1D SOFR	Annually	04/04/2027	USD	10,400	258	120	138
0.316%	1D SOFR	Annually	06/05/2027	USD	15,800	1,004	472	532
1.98%	1D SOFR	Annually	07/12/2027	USD	1,075	41	19	22
1.965%	1D SOFR	Annually	06/04/2029	USD	4,220	406	177	229
1.27%	1D SOFR	Annually	09/27/2029	USD	2,230	325	146	179
1.3945%	1D SOFR	Annually	05/21/2031	USD	18,720	3,881	1,812	2,069
2.4%	1D SOFR	Annually	11/10/2035	USD	1,190	234	86	148
						$10,474	$2,907	$7,567

Percentages are based on Net Assets of $516,433 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2026.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $47,087 ($ Thousands), representing 9.1% of the Net Assets of the Fund.

(F)	Perpetual security with no stated maturity date.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(H)	No interest rate available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

212	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Capital Stability Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 40.8%

Communication Services — 1.7%
Walt Disney Co/The	75,890	$7,304

Consumer Discretionary — 1.4%
Amazon.com Inc, Cl A *	24,300	5,792

Consumer Staples — 2.3%
Costco Wholesale Corp	8,500	7,952
Walmart Inc	16,400	1,857
		9,809
Financials — 4.1%
Global Payments Inc	244,000	17,705

Industrials — 1.9%
Honeywell Aerospace Inc *	18,500	4,090
Honeywell International Inc	18,500	4,142
		8,232
Information Technology — 29.4%
Apple Inc	21,800	6,308
Broadcom Inc	67,000	25,309
Microsoft Corp	135,230	50,444
NVIDIA Corp	221,900	44,400
		126,461

Total Common Stock
(Cost $174,208) ($ Thousands)		175,303

	Face Amount (Thousands)
COMMERCIAL PAPER — 19.7%
Communications — 0.3%
Rogers Communications
4.282%, 07/23/2026 (A)	$1,200	1,197

Consumer Discretionary — 0.1%
Marriott International Inc
3.976%, 07/09/2026 (A)	300	300

Energy — 4.9%
Enbridge US Inc 4(2) Disc Nt*
4.015%, 08/17/2026 (A)	6,600	6,564
Entergy Corp
4.100%, 08/20/2026 (A)	400	398
4.100%, 08/24/2026 (A)	2,000	1,988
4.092%, 09/02/2026 (A)	1,750	1,737
4.074%, 08/19/2026 (A)	1,950	1,939
Targa Resources Corp
4.064%, 07/01/2026 (A)	8,400	8,399
		21,025
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Financials — 6.0%
American Honda Fin Corp
4.085%, 09/08/2026 (A)	$1,000	$992
4.057%, 08/10/2026 (A)	750	747
4.053%, 08/21/2026 (A)	2,850	2,833
Banco De Credito E Inversiones Miami Branch
4.044%, 08/20/2026 (A)	1,200	1,193
Fidelity Natl Info Services Inc
3.960%, 07/02/2026 (A)	3,450	3,449
3.946%, 07/06/2026 (A)	4,900	4,897
General Motors Financial Co Inc
4.114%, 08/13/2026 (A)	600	597
4.082%, 07/07/2026 (A)	2,700	2,698
4.077%, 07/08/2026 (A)	5,000	4,996
Mitsubishi Hc Finance America LLC
3.978%, 08/04/2026 (A)	3,000	2,988
Romulus Funding Corp
3.700%, 07/01/2026 (A)	350	350
		25,740
Health Care — 1.9%
Becton Dickinson & Co
3.963%, 07/23/2026 (A)	8,350	8,329

Information Technology — 1.9%
Jabil Inc
4.376%, 08/11/2026 (A)	8,350	8,308

Materials — 1.2%
Basf Se
3.946%, 07/10/2026 (A)	5,250	5,244

Utiliites — 3.4%
Brookfield Infrastructure Holdings
4.099%, 07/14/2026 (A)	3,800	3,794
Brookfield Renewable Partners
4.248%, 07/24/2026 (A)	550	549
4.187%, 08/18/2026 (A)	7,800	7,757
Sempra
4.105%, 07/07/2026 (A)	2,500	2,498
		14,598
Total Commercial Paper
(Cost $84,749) ($ Thousands)		84,741

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,908	2,003
3.625%, 04/15/2028	1,659	1,701
2.500%, 01/15/2029	1,498	1,517

SEI Institutional Managed Trust	213

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.375%, 01/15/2027	$1	$1
2.375%, 10/15/2028	4,470	4,517
2.125%, 04/15/2029	4,529	4,541
1.750%, 01/15/2028	1,609	1,598
1.625%, 10/15/2027	4,404	4,382
1.625%, 10/15/2029	4,745	4,712
1.625%, 04/15/2030	4,992	4,931
1.250%, 04/15/2028	4,341	4,270
1.250%, 04/15/2031	2,590	2,509
1.125%, 10/15/2030	5,116	4,967
0.875%, 01/15/2029	2,969	2,889
0.750%, 07/15/2028	3,432	3,355
0.500%, 01/15/2028	3,966	3,865
0.375%, 01/15/2027	1	1
0.375%, 07/15/2027	3,874	3,809
0.250%, 07/15/2029	3,507	3,345
0.125%, 07/15/2026	1	1
0.125%, 10/15/2026	1	1
0.125%, 04/15/2027	1	1
0.125%, 01/15/2030	4,038	3,792
0.125%, 07/15/2030	4,381	4,093
0.125%, 01/15/2031	4,584	4,233

Total U.S. Treasury Obligations
(Cost $71,944) ($ Thousands)		71,034
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
FHLB DN
3.430%, 07/01/2026(A)	$8,300	$8,299

Total U.S. Government Agency Obligation
(Cost $8,300) ($ Thousands)		8,299

	Shares
EXCHANGE-TRADED FUNDS — 1.9%
Fixed Income — 1.9%
Janus Henderson AAA CLO ETF	128,871	6,506
Vanguard Intermediate-Term Corporate Bond ETF	15,619	1,291
Vanguard Long-Term Corporate Bond ETF	1,910	144
		7,941

Total Exchange-Traded Funds
(Cost $7,964) ($ Thousands)		7,941
Total Investments in Securities — 80.8%
(Cost $347,165) ($ Thousands)		$347,318

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	1	Sep-2026	$77	$77	$1
Australian 3-Year Bonds	1	Sep-2026	73	72	–
CAC40 10 Euro Index	19	Jul-2026	1,865	1,827	(10)
Canadian 10-Year Bonds	82	Sep-2026	7,091	6,999	70
DAX Index	2	Sep-2026	1,457	1,437	2
Euro-BOBL	54	Sep-2026	7,187	7,125	48
Euro-BUND 10-Year Bonds	30	Sep-2026	4,381	4,367	53
Euro-OAT	5	Sep-2026	695	685	3
Euro-SCHATZ	8	Sep-2026	985	969	2
FTSE 100 Index	11	Sep-2026	1,558	1,539	(1)
FTSE MIB Index	3	Sep-2026	914	889	(11)
IBEX 35 Index	5	Jul-2026	1,105	1,109	21
Long GILT 10-Year Bonds	59	Sep-2026	7,008	6,987	52
Micro E-Mini Russell 2000 Index	103	Sep-2026	1,540	1,569	29
MSCI EAFE Index	60	Sep-2026	9,531	9,436	(95)
MSCI Emerging Markets Index	58	Sep-2026	5,188	5,096	(92)
NASDAQ 100 Index E-Mini	166	Sep-2026	10,248	10,134	(114)
Nikkei 225 Index	53	Sep-2026	2,165	2,288	156
OMX Stockholm 30	48	Jul-2026	1,614	1,595	33
S&P 500 Index E-Mini	338	Sep-2026	12,891	12,757	(134)
S&P 500 Index E-Mini	61	Sep-2026	22,909	23,022	113
S&P TSX 60 Index	8	Sep-2026	2,367	2,319	(15)
S&P TSX 60 Index	5	Sep-2026	1,470	1,449	1
SPI 200 Index	25	Sep-2026	3,925	3,800	(48)

214	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Multi-Asset Capital Stability Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 2-Year Treasury Notes	124	Sep-2026	$25,595	$25,560	$(35)
U.S. 5-Year Treasury Notes	156	Sep-2026	16,648	16,700	52
U.S. 5-Year Treasury Notes	173	Sep-2026	18,521	18,520	(1)
U.S. 10-Year Treasury Notes	135	Sep-2026	14,771	14,834	63
U.S. Long Treasury Bonds	2	Sep-2026	221	227	6
			$184,000	$183,388	$149

A list of the open OTC swap agreements held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Global Payments	Asset Return	Index Return	Annually	07/17/2026	USD	16,712	$(970)	$–	$(970)
Goldman Sachs	Amazon Com	Asset Return	Index Return	Monthly	07/14/2026	USD	5,978	196	–	196
Goldman Sachs	Apple	Asset Return	Index Return	Monthly	07/14/2026	USD	6,462	164	–	164
Goldman Sachs	Broadcom Inc	Asset Return	Index Return	Annually	08/13/2026	USD	8,406	109	–	109
Goldman Sachs	Costco Wholesale	Asset Return	Index Return	Annually	08/13/2026	USD	8,350	412	–	412
Goldman Sachs	Goldman Sachs Weekly Treasury Volatility Carry Strategy	Asset Return	Index Return	Quarterly	03/04/2027	USD	4,443	27	–	27
Goldman Sachs	Goldman Sachs Weekly Treasury Volatility Carry Strategy	Negative Index Return	Goldman Sachs Weekly Ty Volatility Carry Strategy	Quarterly	08/25/2026	USD	3,325	16	–	16
Goldman Sachs	Honeywell Areospace	Asset Return	Index Return	Annually	08/13/2026	USD	3,984	(106)	–	(106)
Goldman Sachs	Honeywell Intl	Asset Return	Index Return	Annually	08/13/2026	USD	4,168	32	–	32
Goldman Sachs	Microsoft	Asset Return	Index Return	Annually	07/03/2026	USD	4,854	760	–	760
Goldman Sachs	Walmart Inc	Asset Return	Index Return	Monthly	08/18/2026	USD	1,985	130	–	130
Goldman Sachs	Walt Disney Co	Asset Return	Index Return	Annually	07/09/2026	USD	7,527	204	–	204
JPMorgan Chase	Broadcom Inc	Asset Return	SOFR + 60BPS	Monthly	11/30/2026	USD	16,426	(569)	–	(569)
JPMorgan Chase	HYG Up Stock	SOFR - 20BPS	Asset Return	Quarterly	08/10/2026	USD	15,900	(59)	–	(59)
JPMorgan Chase	Microsoft Corp	Asset Return	SOFR +77.5BPS	Monthly	12/18/2026	USD	47,072	812	–	812
JPMorgan Chase	Nvidia Corp	Asset Return	SOFR + 48BPS	Monthly	11/19/2026	USD	28,843	1,480	–	1,480
JPMorgan Chase	Nvidia Corp	Asset Return	SOFR + 60BPS	Monthly	11/30/2026	USD	16,365	(639)	–	(639)
								$1,999	$–	$1,999

Percentages are based on Net Assets of $429,910 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	215

Glossary (abbreviations which may be used in the preceding Schedules of Investments/Consolidated Schedules of Investments):

June 30, 2026 (Unaudited)

Portfolio Abbreviations

ABS — Asset-Backed Security

ACWI — All Country World Index

ADR — American Depositary Receipt

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

COP— Certificate of Participation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FBIL — Financial Benchmarks India Pvt. Ltd.

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GDR — Global Depositary Receipt

GMAC — General Motors Acceptance Corporation

IBEX— Spanish Stock Exchange Index

IO - Interest Only — face amount represents notional amount

JIBAR— Johannesburg Interbank Agreed Rate

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

LTD — Limited

MIBOR — Mumbai InterBank Overnight Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN - TIIE — Mexico Interbank 28-Day Interest Rate

NVDR — Non-Voting Depository Receipt

OTC — Over The Counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRIBOR— Prague Interbank Offered Rate

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFR90A — Secured Overnight Financing Rate 90-day Average

TBA — To Be Announced

WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

216	SEI Institutional Managed Trust